UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: July 31, 2011

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Semi-Annual Report

July 31, 2011

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (BofA Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	11
Global Bond Portfolio (Goldman Sachs Asset Management International)	38
High-Yield Bond Portfolio (PineBridge Investments, LLC)	50
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	62
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	76
MFS Total Return Portfolio (Massachusetts Financial Services Company)	91
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	103
Equity Index Portfolio (SunAmerica Asset Management Corp.)	108
Growth-Income Portfolio (J.P. Morgan Investment Management, Inc.)	119
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	123
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	126
“Dogs” of Wall Street Portfolio (SunAmerica Asset Management Corp.)	130
Alliance Growth Portfolio (AllianceBernstein L.P.)	133
Capital Growth Portfolio (OppenheimerFunds, Inc.)	136
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	139
Fundamental Growth Portfolio (Wells Capital Management, Incorporated)	143
Blue Chip Growth Portfolio (SunAmerica Asset Management Corp.)	146
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	150
Small Company Value Portfolio (Franklin Advisory Services, LLC)	153
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	157
Aggressive Growth Portfolio (Wells Capital Management, Incorporated)	161
Growth Opportunities Portfolio (Invesco Advisers, Inc.)	164
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	168
Technology Portfolio (Columbia Management Advisors, LLC)	171
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	174
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	178
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	184
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	190
Emerging Markets Portfolio (Putnam Investment Management, LLC)	203
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	206
Statement of Assets and Liabilities	209
Statement of Operations	221
Statement of Changes in Net Assets	227
Notes to Financial Statements	238
Financial Highlights	276

Dear SunAmerica Series Trust Investor:

We are pleased to present the semiannual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, Principal Variable Contract Fund , Lord Abbett Series Fund, BB&T Variable Insurance Funds, MTB Funds, Franklin Templeton Variable Insurance Products Trust, Columbia Variable Insurance Trusts, and the Fidelity VIP Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2011. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
SunAmerica Annuity Life Assurance Company
First SunAmerica Life Insurance Company

September 6, 2011

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the SunAmerica Series Trust Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	July 31, 2011 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2011 and held until July 31, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2011” column and the “Expense Ratio as of July 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2011” column and the “Expense Ratio as of July 31, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2011” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

Cash Management
Class 1	$1,000.00	$998.13	$2.53	$1,000.00	$1,022.27	$2.56	0.51%
Class 2	$1,000.00	$998.12	$3.27	$1,000.00	$1,021.52	$3.31	0.66%
Class 3	$1,000.00	$998.11	$3.77	$1,000.00	$1,021.03	$3.81	0.76%
Corporate Bond
Class 1	$1,000.00	$1,047.86	$2.94	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$1,047.23	$3.71	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$1,047.37	$4.21	$1,000.00	$1,020.68	$4.16	0.83%
Global Bond
Class 1	$1,000.00	$1,062.04	$3.73	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,060.76	$4.50	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,060.18	$5.01	$1,000.00	$1,019.93	$4.91	0.98%
High-Yield Bond
Class 1	$1,000.00	$1,043.25	$3.65	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,043.40	$4.41	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,041.74	$4.91	$1,000.00	$1,019.98	$4.86	0.97%
Total Return Bond
Class 1	$1,000.00	$1,040.18	$3.39	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,039.22	$4.15	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,039.35	$4.65	$1,000.00	$1,020.23	$4.61	0.92%
Balanced@
Class 1	$1,000.00	$1,021.31	$4.11	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,019.95	$4.86	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,019.28	$5.36	$1,000.00	$1,019.49	$5.36	1.07%
MFS Total Return@
Class 1	$1,000.00	$1,018.23	$3.55	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,017.58	$4.30	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,016.93	$4.80	$1,000.00	$1,020.03	$4.81	0.96%
Telecom Utility@
Class 1	$1,000.00	$1,068.93	$6.16	$1,000.00	$1,018.84	$6.01	1.20%
Class 2	$1,000.00	$1,067.10	$6.92	$1,000.00	$1,018.10	$6.76	1.35%
Class 3	$1,000.00	$1,067.22	$7.48	$1,000.00	$1,017.55	$7.30	1.46%
Equity Index#
Class 1	$1,000.00	$1,012.06	$2.74	$1,000.00	$1,022.07	$2.76	0.55%
Growth-Income@
Class 1	$1,000.00	$1,044.81	$3.80	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,044.35	$4.56	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,043.37	$5.07	$1,000.00	$1,019.84	$5.01	1.00%
Equity Opportunities
Class 1	$1,000.00	$999.15	$4.51	$1,000.00	$1,020.28	$4.56	0.91%
Class 2	$1,000.00	$999.15	$5.25	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$999.14	$5.75	$1,000.00	$1,019.04	$5.81	1.16%
Davis Venture Value@
Class 1	$1,000.00	$993.62	$3.86	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$992.76	$4.60	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$992.32	$5.09	$1,000.00	$1,019.69	$5.16	1.03%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,070.22	$3.85	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,070.31	$4.62	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,069.19	$5.13	$1,000.00	$1,019.84	$5.01	1.00%
Alliance Growth@
Class 1	$1,000.00	$1,006.77	$3.43	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,006.37	$4.18	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,005.97	$4.68	$1,000.00	$1,020.13	$4.71	0.94%
Capital Growth#
Class 1	$1,000.00	$1,027.52	$4.98	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,026.65	$5.73	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,025.64	$6.23	$1,000.00	$1,018.65	$6.21	1.24%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,020.35	$3.91	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,019.66	$4.66	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,018.99	$5.16	$1,000.00	$1,019.69	$5.16	1.03%
Fundamental Growth#@
Class 1	$1,000.00	$1,017.97	$4.40	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,016.91	$5.15	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,016.42	$5.65	$1,000.00	$1,019.19	$5.66	1.13%
Blue Chip Growth#@
Class 1	$1,000.00	$1,018.87	$4.25	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,018.89	$5.01	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,017.57	$5.50	$1,000.00	$1,019.34	$5.51	1.10%
Real Estate
Class 1	$1,000.00	$1,081.68	$4.34	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,080.30	$5.05	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,080.57	$5.62	$1,000.00	$1,019.39	$5.46	1.09%
Small Company Value
Class 1	$1,000.00	$972.14	$5.28	$1,000.00	$1,019.44	$5.41	1.08%
Class 3	$1,000.00	$970.81	$6.50	$1,000.00	$1,018.20	$6.66	1.33%
Mid-Cap Growth@
Class 1	$1,000.00	$1,020.92	$4.31	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,019.43	$5.06	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,019.59	$5.56	$1,000.00	$1,019.29	$5.56	1.11%
Aggressive Growth#@
Class 1	$1,000.00	$1,005.96	$3.33	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,004.00	$4.07	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,005.03	$4.47	$1,000.00	$1,020.33	$4.51	0.90%
Growth Opportunities@
Class 1	$1,000.00	$1,038.51	$4.30	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,037.66	$5.05	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,036.57	$5.55	$1,000.00	$1,019.34	$5.51	1.10%
Marsico Focused Growth@
Class 1	$1,000.00	$1,034.52	$4.84	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,033.77	$5.60	$1,000.00	$1,019.29	$5.56	1.11%
Class 3	$1,000.00	$1,032.89	$6.10	$1,000.00	$1,018.79	$6.06	1.21%
Technology#@
Class 1	$1,000.00	$969.49	$5.47	$1,000.00	$1,019.24	$5.61	1.12%
Class 2	$1,000.00	$969.07	$6.20	$1,000.00	$1,018.50	$6.36	1.27%
Class 3	$1,000.00	$965.40	$6.68	$1,000.00	$1,018.00	$6.85	1.37%
Small & Mid Cap Value@
Class 2	$1,000.00	$983.49	$5.56	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$982.31	$6.05	$1,000.00	$1,018.70	$6.16	1.23%
International Growth and Income#@
Class 1	$1,000.00	$1,007.48	$4.88	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$1,007.46	$5.62	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,006.42	$6.12	$1,000.00	$1,018.70	$6.16	1.23%
Global Equities@
Class 1	$1,000.00	$1,011.15	$5.19	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$1,011.20	$5.93	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$1,009.82	$6.43	$1,000.00	$1,018.40	$6.46	1.29%
International Diversified Equities
Class 1	$1,000.00	$1,017.35	$4.95	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,016.36	$5.70	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,015.28	$6.20	$1,000.00	$1,018.65	$6.21	1.24%
Emerging Markets@
Class 1	$1,000.00	$988.16	$6.65	$1,000.00	$1,018.10	$6.76	1.35%
Class 2	$1,000.00	$988.06	$7.39	$1,000.00	$1,017.36	$7.50	1.50%
Class 3	$1,000.00	$986.91	$7.88	$1,000.00	$1,016.86	$8.00	1.60%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

Foreign Value
Class 2	$1,000.00	$1,004.85	$5.27	$1,000.00	$1,019.54	$5.31	1.06%
Class 3	$1,000.00	$1,004.16	$5.76	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2011” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2011” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

Balanced
Class 1	$1,000.00	$1,021.31	$4.11	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,019.95	$4.86	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,019.28	$5.36	$1,000.00	$1,019.49	$5.36	1.07%
MFS Total Return
Class 1	$1,000.00	$1,018.23	$3.55	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,017.58	$4.30	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,016.93	$4.80	$1,000.00	$1,020.03	$4.81	0.96%
Telecom Utility
Class 1	$1,000.00	$1,068.93	$6.10	$1,000.00	$1,018.89	$5.96	1.19%
Class 2	$1,000.00	$1,067.10	$6.87	$1,000.00	$1,018.15	$6.71	1.34%
Class 3	$1,000.00	$1,067.22	$7.43	$1,000.00	$1,017.60	$7.25	1.45%
Growth-Income
Class 1	$1,000.00	$1,044.81	$3.80	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,044.35	$4.56	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,043.37	$5.07	$1,000.00	$1,019.84	$5.01	1.00%
Davis Venture Value
Class 1	$1,000.00	$993.62	$3.86	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$992.76	$4.60	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$992.32	$5.09	$1,000.00	$1,019.69	$5.16	1.03%
Alliance Growth
Class 1	$1,000.00	$1,006.77	$3.43	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,006.37	$4.18	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,005.97	$4.68	$1,000.00	$1,020.13	$4.71	0.94%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,020.35	$3.91	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,019.66	$4.66	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,018.99	$5.16	$1,000.00	$1,019.69	$5.16	1.03%
Fundamental Growth
Class 1	$1,000.00	$1,017.97	$4.25	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,016.91	$5.00	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,016.42	$5.50	$1,000.00	$1,019.34	$5.51	1.10%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2011 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2011	2011	2011*	2011	2011	2011*	2011*

Blue Chip Growth
Class 1	$1,000.00	$1,018.87	$4.25	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,018.89	$5.01	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,017.57	$5.50	$1,000.00	$1,019.34	$5.51	1.10%
Mid-Cap Growth
Class 1	$1,000.00	$1,020.92	$4.26	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,019.43	$5.01	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,019.59	$5.51	$1,000.00	$1,019.34	$5.51	1.10%
Aggressive Growth
Class 1	$1,000.00	$1,005.96	$3.28	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,004.00	$4.02	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,005.03	$4.42	$1,000.00	$1,020.38	$4.46	0.89%
Growth Opportunities
Class 1	$1,000.00	$1,038.51	$4.14	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,037.66	$4.90	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,036.57	$5.40	$1,000.00	$1,019.49	$5.36	1.07%
Marsico Focused Growth
Class 1	$1,000.00	$1,034.52	$4.84	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,033.77	$5.60	$1,000.00	$1,019.29	$5.56	1.11%
Class 3	$1,000.00	$1,032.89	$6.10	$1,000.00	$1,018.79	$6.06	1.21%
Technology
Class 1	$1,000.00	$969.49	$5.32	$1,000.00	$1,019.39	$5.46	1.09%
Class 2	$1,000.00	$969.07	$6.05	$1,000.00	$1,018.65	$6.21	1.24%
Class 3	$1,000.00	$965.40	$6.53	$1,000.00	$1,018.15	$6.71	1.34%
Small & Mid Cap Value
Class 2	$1,000.00	$983.49	$5.51	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$982.31	$6.00	$1,000.00	$1,018.74	$6.11	1.22%
International Growth and Income
Class 1	$1,000.00	$1,007.48	$4.88	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$1,007.46	$5.62	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,006.42	$6.12	$1,000.00	$1,018.70	$6.16	1.23%
Global Equities
Class 1	$1,000.00	$1,011.15	$5.19	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$1,011.20	$5.93	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$1,009.82	$6.43	$1,000.00	$1,018.40	$6.46	1.29%
Emerging Markets
Class 1	$1,000.00	$988.16	$6.51	$1,000.00	$1,018.25	$6.61	1.32%
Class 2	$1,000.00	$988.06	$7.25	$1,000.00	$1,017.50	$7.35	1.47%
Class 3	$1,000.00	$986.91	$7.73	$1,000.00	$1,017.01	$7.85	1.57%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

U.S. Government Agencies	30.8%
Banks-Foreign-US Branches	22.4
Asset Backed Commercial Paper/Fully Supported	18.0
Asset Backed Commercial Paper/Auto	10.2
Asset Backed Commercial Paper/Diversified	6.3
Asset Backed Commercial Paper/Hybrid	2.8
Municipal	2.2
Asset Backed Commercial Paper/Trade Receivables	1.9
Food & Beverage	1.1
Asset Backed Commercial Paper/Credit Card	0.8
Diversified	0.6
Asset Backed Commercial Paper/Other	0.5
Collateralized Commercial Paper/REPO Backed	0.5
Single Family Housing	0.1
Asset Backed/Structured Investment	0.0

98.2%

Credit Quality#†

Government-Agency	31.3%
A-1+	32.0
A-1	36.7
Not rated@	0.0

100.0%

*	Calculated as a percentage of net assets

#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 27.6 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.2%
Asset-Backed Commercial Paper — 41.0%
Alpine Securitization Corp. 0.34% due 10/31/11*	$527,000	$526,668
Alpine Securitization Corp. 0.35% due 10/31/11*	400,000	399,748
Argento Variable Funding Co. LLC 0.25% due 08/08/11*	800,000	799,961
Atlantis One Funding Corp. 0.37% due 09/07/11*	2,000,000	1,999,239
Bryant Park Funding LLC 0.14% due 08/22/11*	5,700,000	5,699,535
Bryant Park Funding LLC 0.15% due 08/22/11*	10,516,000	10,515,080
Cancara Asset Securitisation LLC 0.17% due 08/12/11*	1,300,000	1,299,933
Cancara Asset Securitisation LLC 0.20% due 09/07/11*	9,150,000	9,148,119
Chariot Funding LLC 0.12% due 08/19/11*	14,000,000	13,999,160
Fairway Finance Corp. 0.13% due 08/16/11*	1,219,000	1,218,934
FCAR Owner Trust I 0.35% due 01/03/12	7,950,000	7,938,020
FCAR Owner Trust I 0.35% due 01/04/12	3,100,000	3,095,298
FCAR Owner Trust I 0.40% due 11/07/11	1,300,000	1,298,584
Gotham Funding Corp. 0.19% due 08/15/11*	3,365,000	3,364,751
Jupiter Securitization Co. LLC 0.17% due 09/09/11*	4,800,000	4,799,116
Jupiter Securitization Co. LLC 0.29% due 08/01/11*	298,000	298,000
Kells Funding LLC 0.28% due 03/05/12*	7,400,000	7,400,000
Kells Funding LLC 0.28% due 05/11/12*	1,000,000	999,988
Kells Funding LLC 0.30% due 02/27/12*	3,200,000	3,200,000
Kells Funding LLC 0.30% due 03/12/12*	1,800,000	1,800,000
Kells Funding LLC 0.30% due 03/15/12*	3,100,000	3,100,000
Liberty Street Funding LLC 0.18% due 08/22/11*	6,550,000	6,549,312
Manhattan Asset Funding Co. LLC 0.27% due 08/22/11*	7,600,000	7,598,803
Manhattan Asset Funding Co. LLC 0.31% due 08/22/11*	2,385,000	2,384,569
MetLife Short Term Funding LLC 0.15% due 08/16/11*	3,200,000	3,199,800
MetLife Short Term Funding LLC 0.22% due 10/31/11*	300,000	299,833
MetLife Short Term Funding LLC 0.24% due 09/19/11*	300,000	299,902
MetLife Short Term Funding LLC 0.24% due 10/11/11*	1,000,000	999,527
MetLife Short Term Funding LLC 0.25% due 10/03/11*	6,500,000	6,497,156
MetLife Short Term Funding LLC 0.28% due 08/22/11*	1,800,000	1,799,706
MetLife Short Term Funding LLC 0.28% due 09/12/11*	1,500,000	1,499,510
MetLife Short Term Funding LLC 0.29% due 09/06/11*	1,600,000	1,599,536
Northern Pines Funding LLC 0.30% due 08/02/11*	1,950,000	1,949,984
Old Line Funding LLC 0.18% due 08/30/11*	1,900,000	1,899,725
Royal Park Investments Funding Corp. 0.30% due 08/03/11*	3,150,000	3,149,948
Royal Park Investments Funding Corp. 0.30% due 08/04/11*	1,900,000	1,899,953
Royal Park Investments Funding Corp. 0.32% due 08/03/11*	2,000,000	1,999,964
Royal Park Investments Funding Corp. 0.35% due 08/10/11*	3,000,000	2,999,738
Surrey Funding Corp. 0.26% due 08/02/11*	650,000	649,995
Thames Asset Global Securitization No. 1, Inc. 0.16% due 08/22/11*	5,300,000	5,299,505
Thunder Bay Funding LLC 0.30% due 10/11/11*	1,100,000	1,099,349
Variable Funding Capital Co. LLC 0.17% due 10/14/11*	2,366,000	2,365,173
Versailles Commercial Paper LLC 0.27% due 09/06/11*	1,200,000	1,199,676
Victory Receivables Corp. 0.20% due 08/18/11*	7,000,000	6,999,339
Windmill Funding Corp. 0.16% due 08/19/11*	7,100,000	7,099,432

Total Asset-Backed Commercial Paper (cost $154,239,346)		154,239,569

Certificates of Deposit — 22.4%
Bank of Nova Scotia 0.20% due 11/02/11	2,509,000	2,508,323
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.28% due 08/15/11	5,700,000	5,700,000
Barclays Bank PLC 0.27% due 08/11/11	3,600,000	3,600,000
Barclays Bank PLC 0.27% due 09/28/11	4,100,000	4,100,000
Barclays Bank PLC 0.27% due 10/03/11	2,900,000	2,899,826
BNP Paribas 0.43% due 09/06/11	3,600,000	3,600,000
BNP Paribas 0.45% due 09/12/11	6,000,000	6,000,000
BNP Paribas 0.45% due 09/23/11	3,900,000	3,900,000
BNP Paribas 0.54% due 09/23/11	2,600,000	2,600,000
Nordea Bank Finland PLC 0.20% due 10/07/11	3,310,000	3,310,000
Rabobank Nederland 0.37% due 08/08/11	700,000	700,000
Rabobank Nederland 0.37% due 08/10/11	800,000	800,004
Skandinav Enskilda Bank 0.25% due 09/13/11	8,900,000	8,900,000
Skandinav Enskilda Bank 0.26% due 10/11/11	1,000,000	1,000,000

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)

Skandinav Enskilda Bank 0.28% due 08/09/11	$600,000	$600,000
Societe Generale 0.28% due 09/01/11	4,700,000	4,700,000
Societe Generale 0.30% due 09/07/11	5,100,000	5,100,000
Sumitomo Mitsui Banking Corp. 0.26% due 09/06/11	6,900,000	6,900,000
Sumitomo Mitsui Banking Corp. 0.27% due 08/23/11	3,070,000	3,070,000
Svenska Handelsbanken 0.30% due 10/27/11	2,500,000	2,500,030
Svenska Handelsbanken 0.34% due 09/28/11	888,000	888,021
Toronto Dominion Bank 0.10% due 08/23/11	7,000,000	7,000,000
Toronto Dominion Bank 0.19% due 10/24/11	2,100,000	2,100,000
UBS AG 0.29% due 08/23/11	2,000,000	2,000,000

Total Certificates of Deposit (cost $84,477,055)		84,476,204

Commercial Paper — 1.7%
Coca-Cola Co. 0.13% due 10/11/11*	4,000,000	3,999,040
General Electric Capital Corp. 0.32% due 12/08/11	2,400,000	2,398,248

Total Commercial Paper (cost $6,396,223)		6,397,288

U.S. Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/07*(1)(2)(3)(4)(5)	2,169,914	36,671
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08*(1)(2)(3)(4)(5)	3,157,859	53,368

Total U.S. Corporate Notes (cost $136,462)		90,039

Municipal Bonds & Notes — 2.3%
Colorado Housing & Finance Authority Revenue VRDN 0.13% due 10/01/34(6)	200,000	200,000
Colorado Housing & Finance Authority Revenue VRDN 0.14% due 05/01/41(6)	1,120,000	1,120,000
Colorado Housing & Finance Authority Single Family Mtg. Revenue VRDN 0.14% due 11/01/33(6)	945,000	945,000
Connecticut Housing Finance Authority Revenue VRDN 0.18% due 11/15/38(6)	175,000	175,000
Iowa Finance Authority Single Family Mtg. Revenue VRDN 0.15% due 07/01/37(6)	1,455,000	1,455,000
Kentucky Housing Corp. Revenue VRDN 0.34% due 07/01/37(6)	155,000	155,000
New Hampshire Health & Education Facilities Authority Revenue VRDN 0.13% due 06/01/41(6)	170,000	170,000
New Mexico Finance Authority State Transportation Revenue VRDN 0.13% due 12/15/26(6)	300,000	300,000
State of Texas VRDN General Obligation Bonds 0.13% due 06/01/20(6)	115,000	115,000
State of Texas VRDN General Obligation Bonds 0.13% due 12/01/24(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.13% due 12/01/29(6)	850,000	850,000
State of Texas VRDN General Obligation Bonds 0.13% due 06/01/31(6)	925,000	925,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/26(6)	145,000	145,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/27(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/23(6)	455,000	455,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/32(6)	500,000	500,000
State of Texas VRDN General Obligation Bonds 0.25% due 12/01/26(6)	220,000	220,000
State of Texas VRDN General Obligation Bonds 0.30% due 12/01/26(6)	200,000	200,000
Wisconsin Housing & Economic Development Authority Revenue VRDN 0.17% due 09/01/27(6)	105,000	105,000
Wisconsin Housing & Economic Development Authority Revenue VRDN 0.17% due 09/01/34(6)	200,000	200,000

Total Municipal Bonds & Notes (cost $8,725,000)		8,725,000

U.S. Government Agencies — 30.8%
Federal Home Loan Bank Disc. Notes 0.13% due 02/24/12	1,300,000	1,299,774
Federal Home Loan Mtg. Corp. Disc. Notes 0.17% due 09/20/11	1,000,000	999,950

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies (continued)

Federal National Mtg. Assoc. Disc. Notes 0.02% due 08/01/11	$112,587,000	$112,587,000
0.14% due 12/19/11	900,000	899,510

Total U.S. Government Agencies (cost $115,786,048)		115,786,234

Total Short-Term Investment Securities — 98.2% (cost $369,760,134)		369,714,334

TOTAL INVESTMENTS (cost $369,760,134)(7)	98.2%	369,714,334
Other assets less liabilities	1.8	6,829,834

NET ASSETS	100.0%	$376,544,168

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $145,996,746 representing 38.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $90,039 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2011, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.
FRS — Floating Rate Security
VRDN — Variable Rate Demand Notes
The rates shown on FRS and VRDN are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$154,239,569	$—	$154,239,569
Certificates of Deposit	—	84,476,204	—	84,476,204
Commercial Paper	—	6,397,288	—	6,397,288
U.S. Corporate Notes	—	—	90,039	90,039
Municipal Bonds & Notes	—	8,725,000	—	8,725,000
U.S. Government Agencies	—	115,786,234	—	115,786,234

Total	$—	$369,624,295	$90,039	$369,714,334

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 1/31/2011	$90,039
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation	—
Change in unrealized depreciation	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/2011	$90,039

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Electric-Integrated	3.5
Pipelines	2.6
Banks-Commercial	2.7
Cellular Telecom	2.4
Telephone-Integrated	2.4
Oil Companies-Integrated	2.4
Oil Companies-Exploration & Production	2.3
Finance-Investment Banker/Broker	2.0
Investment Management/Advisor Services	1.9
Diversified Financial Services	1.9
Multimedia	1.8
Banks-Super Regional	1.7
Real Estate Investment Trusts	1.7
Cable/Satellite TV	1.7
Insurance-Multi-line	1.5
Broadcast Services/Program	1.5
Insurance-Life/Health	1.4
Consumer Products-Misc.	1.4
Diversified Manufacturing Operations	1.4
Medical-Hospitals	1.3
Finance-Credit Card	1.3
Steel-Producers	1.3
Special Purpose Entities	1.2
Time Deposits	1.2
Transport-Rail	1.1
Insurance-Mutual	1.1
Finance-Consumer Loans	0.9
Casino Hotels	0.9
Finance-Other Services	0.9
Chemicals-Specialty	0.8
Telecommunication Equipment	0.8
Auto/Truck Parts & Equipment-Original	0.8
Oil Refining & Marketing	0.8
Medical-Biomedical/Gene	0.8
Auto-Cars/Light Trucks	0.7
Computer Services	0.7
Chemicals-Diversified	0.7
Finance-Auto Loans	0.7
Medical Products	0.7
Paper & Related Products	0.6
Sovereign	0.6
Finance-Commercial	0.6
Containers-Paper/Plastic	0.6
Oil-Field Services	0.6
Gas-Distribution	0.6
Data Processing/Management	0.6
Rental Auto/Equipment	0.6
Telecom Services	0.5
Steel Pipe & Tube	0.5
Distribution/Wholesale	0.5
Building Products-Wood	0.5
Food-Misc.	0.5
Building & Construction Products-Misc.	0.5
Home Furnishings	0.5
Real Estate Management/Services	0.5
Insurance-Property/Casualty	0.5
Independent Power Producers	0.5
Commercial Services-Finance	0.5
Hotels/Motels	0.5
Coatings/Paint	0.5
Satellite Telecom	0.4
Retail-Propane Distribution	0.4
Metal Processors & Fabrication	0.4
Transport-Services	0.4
Retail-Restaurants	0.4
Agricultural Chemicals	0.4
Wire & Cable Products	0.4
Semiconductor Equipment	0.4
Containers-Metal/Glass	0.4
Resorts/Theme Parks	0.4
Beverages-Wine/Spirits	0.4
Aerospace/Defense	0.4
Forestry	0.4
Computers-Memory Devices	0.3
Electric-Generation	0.3
Banks-Fiduciary	0.3
Aerospace/Defense-Equipment	0.3
Electronic Components-Semiconductors	0.3
Advertising Services	0.3
Office Automation & Equipment	0.3
Retail-Building Products	0.3
Medical Instruments	0.3
Commercial Services	0.3
Gold Mining	0.3
Enterprise Software/Service	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Theaters	0.3
Retail-Discount	0.3
Electronic Components-Misc.	0.3
Airlines	0.3
Oil & Gas Drilling	0.3
Appliances	0.3
Networking Products	0.3
Food-Dairy Products	0.3
Advertising Agencies	0.3
Casino Services	0.3
Gambling (Non-Hotel)	0.2
Medical-HMO	0.2
Retail-Apparel/Shoe	0.2
Banks-Money Center	0.2
Power Converter/Supply Equipment	0.2
Metal-Diversified	0.2
Retail-Consumer Electronics	0.2
Schools	0.2
Diversified Operations	0.2
Publishing-Books	0.2
Metal-Aluminum	0.2
Steel-Specialty	0.2
Retail-Perfume & Cosmetics	0.2
Advertising Sales	0.2
Consulting Services	0.2
Radio	0.2
Pharmacy Services	0.2
SupraNational Banks	0.2
Chemicals-Plastics	0.2
Diagnostic Kits	0.2
Applications Software	0.2
Seismic Data Collection	0.2
Savings & Loans/Thrifts	0.2
E-Commerce/Services	0.2
Retail-Regional Department Stores	0.2
Retail-Pet Food & Supplies	0.2
Non-Ferrous Metals	0.2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited) — (continued)

Diversified Operations/Commercial Services	0.2%
Soap & Cleaning Preparation	0.2
Machinery-General Industrial	0.2
Educational Software	0.2
Oil Field Machinery & Equipment	0.2
Real Estate Operations & Development	0.1
Retail-Fabric Store	0.1
Human Resources	0.1
Schools-Day Care	0.1
Investment Companies	0.1
B2B/E-Commerce	0.1
Electronic Forms	0.1
Retail-Automobile	0.1
Security Services	0.1
Communications Software	0.1
Retail-Toy Stores	0.1
Semiconductor Components-Integrated Circuits	0.1
Food-Wholesale/Distribution	0.1
Toys	0.1
Direct Marketing	0.1
Computer Graphics	0.1
Medical-Outpatient/Home Medical	0.1
Motorcycle/Motor Scooter	0.1
Food-Retail	0.1
Non-Hazardous Waste Disposal	0.1
Capacitors	0.1
Racetracks	0.1
Retail-Auto Parts	0.1
Optical Supplies	0.1
Transport-Equipment & Leasing	0.1
Metal-Copper	0.1
Machinery-Thermal Process	0.1
Office Supplies & Forms	0.1
Electric-Distribution	0.1
Wireless Equipment	0.1
Medical Labs & Testing Services	0.1
Publishing-Periodicals	0.1
Tobacco	0.1
Food-Meat Products	0.1
Health Care Cost Containment	0.1
Food-Canned	0.1
Building Products-Doors & Windows	0.1
Athletic Equipment	0.1
Retail-Mail Order	0.1
Diversified Minerals	0.1
Retail-Drug Store	0.1
Medical-Drugs	0.1
Retail-Sporting Goods	0.1
Resolution Funding Corp	0.1

98.8%

Credit Quality#†

AAA	0.2%
AA	4.1
A	20.8
BBB	38.6
BB	9.6
B	17.8
CCC	6.3
Below C	0.1
Not rated@	2.5

100.0%

*	Calculated as a percentage of net assets.

#	Calculated as a percentage of total debt issues, excluding short-term securities.

†	Source: Standard and Poors

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$5,652	$4,692
SMFC Trust VRS Series 1997-A, Class B1-4 2.96% due 01/20/35*(1)(2)(3)	3,566	2,929

Total Asset Backed Securities (cost $9,009)		7,621

U.S. CORPORATE BONDS & NOTES — 81.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	870,000	1,028,775

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	556,187
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,289,344
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	200,000	212,500

		2,058,031

Advertising Services — 0.3%
inVentiv Health, Inc. Senior Notes 10.00% due 08/15/18*	975,000	950,625
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	2,375,000	2,455,156

		3,405,781

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	3,020,000	3,320,137

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,050,000	1,078,875
Sequa Corp. Senior Notes 11.75% due 12/01/15*	325,000	347,750
Sequa Corp. Company Guar. Notes 13.50% due 12/01/15*	338,146	366,042
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18*	1,675,000	1,783,875

		3,576,542

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	1,940,000	2,126,058

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	1,500,000	1,635,519
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,320,100

		2,955,619

Alternative Waste Technology — 0.0%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	150,000	165,188

Appliances — 0.3%
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,890,726

Applications Software — 0.2%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,300,000	1,360,125
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	495,000	504,900

		1,865,025

Athletic Equipment — 0.1%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	600,000	662,250

Auto-Cars/Light Trucks — 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.00% due 06/15/19*	625,000	604,687
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	1,250,000	1,225,000
General Motors Corp. Escrow Notes 7.20% due 01/15/11†(3)(6)	1,000,000	21,250
General Motors Corp. Escrow Notes 7.40% due 09/01/25†(3)(6)	2,800,000	59,500
General Motors Corp. Escrow Notes 9.45% due 11/01/11†(3)(4)(6)	250,000	5,313
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	4,570,000	4,870,944

		6,786,694

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/14	950,000	964,250
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	300,000	336,000
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	270,000	298,013

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)

ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	$425,000	$473,875
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	575,000	608,063
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	126,563
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	125,000	127,031
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	240,000	261,382
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	800,000	863,000
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	150,000	164,250
Pinafore LLC/Pinafore, Inc. Senior Sec. Notes 9.00% due 10/01/18*	825,000	901,312
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*	500,000	518,750
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	825,000	853,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/17*	500,000	542,500

		7,038,864

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/19*	350,000	343,000
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18*	1,300,000	1,326,000
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/19	1,325,000	1,358,125

		3,027,125

B2B/E-Commerce — 0.1%
GXS Worldwide, Inc. Senior Sec. Notes 9.75% due 06/15/15	1,400,000	1,414,000

Banks-Commercial — 2.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	1,505,000	1,595,150
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*	6,975,000	6,992,438
City National Corp. Senior Notes 5.25% due 09/15/20	1,205,000	1,257,891
Discover Bank Sub. Notes 8.70% due 11/18/19	2,900,000	3,588,854
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,047,748
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	1,340,000	1,389,623
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/21	2,235,000	2,253,577
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,145,656
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,460,538

		21,731,475

Banks-Fiduciary — 0.3%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	40,000	40,142
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	3,544,329

		3,584,471

Banks-Super Regional — 1.7%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	578,497
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/39	1,350,000	1,428,300
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	1,650,000	1,876,170
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	1,730,000	1,773,665
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	680,000	781,608
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,085,168
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/20	1,260,000	1,374,432
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,511,356
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	1,600,000	1,641,862
SunTrust Capital VIII FRS Limited Guar. Notes 6.10% due 12/01/66	1,700,000	1,657,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)

Wachovia Corp. Senior Notes 5.75% due 02/01/18	$4,020,000	$4,530,689

		18,239,247

Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*	1,525,000	1,441,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	150,000	163,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	950,000	1,037,875
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/19*	1,000,000	1,025,000
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	1,500,000	1,644,969
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	399,000
Nexstar Broadcasting, Inc. Series 1 Company Guar. Notes 7.00% due 01/15/14	1,204,997	1,201,985
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	1,000,000	1,060,000

		7,973,079

Building & Construction Products-Misc. — 0.4%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17	825,000	833,250
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	125,000	126,719
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	400,000	422,000
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	325,000	332,312
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21*	950,000	885,875
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*	600,000	610,500
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/18*	850,000	811,750

		4,022,406

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,560,010

Cable/Satellite TV — 1.7%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/21*	325,000	342,063
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	350,000	364,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 7.00% due 01/15/19*	425,000	440,938
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	675,000	712,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	225,000	241,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	150,000	164,625
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	225,000	239,344
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	889,557
Comcast Holdings Corp. Company Guar. Notes 10.63% due 07/15/12	250,000	273,263
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,977,515
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,085,065
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	2,750,000	3,023,413
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	625,000	666,406
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	475,000	514,781
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	690,000	790,815
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	641,797

		17,367,582

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,000,000	1,107,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Casino Hotels — 0.9%
Ameristar Casinos, Inc. Senior Notes 7.50% due 04/15/21*	$625,000	$650,000
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,750,000	1,927,187
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	2,225,000	2,169,375
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	325,000	361,562
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	125,000	142,813
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	288,125
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	816,750
Seminole Hard Rock Entertainment, Inc. FRS Senior Notes 2.75% due 03/15/14*	1,400,000	1,330,000
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/17*	200,000	206,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	1,060,000	1,055,071
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*	825,000	858,000

		9,804,883

Casino Services — 0.3%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	926,000	965,355
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15*	150,000	158,625
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	600,000	634,500
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	850,000	928,625

		2,687,105

Cellular Telecom — 1.8%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,020,964
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,830,220
Buccaneer Merger Sub, Inc. Senior Notes 9.13% due 01/15/19*	1,300,000	1,360,125
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/37*	5,650,000	6,175,913
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,700,000	1,704,250
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	200,000	212,750
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	1,825,000	1,825,000

		19,129,222

Chemicals-Diversified — 0.6%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	200,000	216,000
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	1,630,000	2,153,383
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	850,000	875,500
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,621,367
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	375,000	408,750
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	1,050,000	1,165,500
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	259,031
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	84,938

		6,784,469

Chemicals-Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,300,000	1,378,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	525,000	543,375

		1,921,375

Chemicals-Specialty — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,770,784
Ferro Corp. Senior Notes 7.88% due 08/15/18	500,000	526,250

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)

Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	$1,125,000	$1,113,750
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	675,000	750,938
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	675,000	751,781
Nalco Co. Senior Notes 6.63% due 01/15/19*	775,000	869,937
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/18*	700,000	680,750
Vertellus Specialties, Inc. Senior Sec. Notes 9.38% due 10/01/15*	325,000	335,969

		8,800,159

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	1,875,000	2,054,524
RPM International, Inc. Senior Note 6.50% due 02/15/18	2,350,000	2,658,423

		4,712,947

Commercial Services — 0.3%
Altegrity, Inc. Company Guar. Notes 10.50% due 11/01/15*	1,050,000	1,081,500
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	728,000
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(5)	1,050,000	1,081,500
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	300,000	304,500

		3,195,500

Commercial Services-Finance — 0.5%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	1,050,000	1,170,750
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,141,875
Moody’s Corp. Senior Notes 5.50% due 09/01/20	1,350,000	1,418,519
Trans Union LLC/TransUnion Financing Corp. Company Guar. Notes 11.38% due 06/15/18	900,000	1,028,250

		4,759,394

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/17	1,275,000	1,364,250

Computer Graphics — 0.1%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	1,300,000	1,248,000

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,907,125
iGate Corp. Senior Notes 9.00% due 05/01/16*	1,275,000	1,275,000
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	1,025,000	1,091,625
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,750,000	1,815,625
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	1,125,000	1,223,437

		7,312,812

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/17*	1,050,000	1,078,875

Consulting Services — 0.2%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/21*	1,150,000	1,104,000
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/40*	850,000	929,806

		2,033,806

Consumer Products-Misc. — 1.4%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	650,000	669,500
Clorox Co. Senior Notes 3.55% due 11/01/15	800,000	816,170
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,458,687
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*	650,000	684,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.75% due 10/15/16*	1,425,000	1,485,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/19*	275,000	267,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/21*	325,000	299,813

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/18*	$750,000	$720,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	1,075,000	1,069,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*	675,000	679,219
Scotts Miracle-Gro Co. Senior Notes 6.63% due 12/15/20*	625,000	645,313
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18	350,000	389,375
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(5)	1,629,220	1,808,434
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,975,000	2,098,437
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16*(5)	825,000	833,250

		14,924,948

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/18	275,000	301,125
BWAY Parent Co., Inc. Senior Notes 10.13% due 11/01/15*(5)	1,399,048	1,399,048
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	225,000	243,563
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	625,000	639,062
Greif, Inc. Senior Notes 7.75% due 08/01/19	150,000	163,875

		2,746,673

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	500,000	501,250
Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17	500,000	528,750
Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 10/01/18	775,000	823,437
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	1,100,000	1,218,250
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,050,000	1,081,500
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,486,719
Sonoco Products Co. Senior Notes 5.75% due 11/01/40	770,000	803,862

		6,443,768

Data Processing/Management — 0.6%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	625,000	642,187
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	175,000	186,594
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	325,000	346,937
First Data Corp. Sec. Notes 8.25% due 01/15/21*	300,000	294,000
First Data Corp. Sec. Notes 8.75% due 01/15/22*(5)	775,000	759,500
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,669,061

		5,898,279

Diagnostic Kits — 0.2%
Alere, Inc. Senior Notes 7.88% due 02/01/16	950,000	971,375
Alere, Inc. Company Guar. Notes 9.00% due 05/15/16	875,000	911,094

		1,882,469

Direct Marketing — 0.1%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18	1,450,000	1,301,375

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17	750,000	801,563
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	2,309,062
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(5)	2,414,218	2,540,964

		5,651,589

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Banking Institutions — 7.2%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	$1,125,000	$1,146,266
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	325,000	341,250
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	900,000	964,125
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	1,075,000	1,177,125
Bank of America Corp. Senior Notes 3.70% due 09/01/15	2,000,000	2,018,978
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,453,444
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,178,651
Citigroup, Inc. Senior Notes 4.59% due 12/15/15	2,000,000	2,134,170
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	3,000,000	3,203,547
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	3,230,000	3,505,823
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	5,440,000	6,189,431
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,385,000	1,483,681
GMAC, Inc. Company Guar. Notes 7.00% due 02/01/12	1,450,000	1,482,625
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	2,350,000	2,379,006
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,081,829
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	988,794
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,238,880
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	3,800,000	3,821,968
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	51,270
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,650,672
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	2,330,000	2,641,672
Morgan Stanley Senior Notes 3.45% due 11/02/15	990,000	993,931
Morgan Stanley Senior Notes 3.80% due 04/29/16	4,740,000	4,772,948
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,108,250
Morgan Stanley Senior Notes 5.50% due 07/24/20	3,000,000	3,087,036
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,313,866
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,176,731
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,749,345

		75,335,314

Diversified Financial Services — 1.3%
General Electric Capital Corp. Senior Notes 2.95% due 05/09/16	5,290,000	5,399,002
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	7,580,000	8,461,152

		13,860,154

Diversified Manufacturing Operations — 0.9%
Amsted Industries, Inc. Senior Notes 8.13% due 03/15/18*	350,000	368,375
Griffon Corp. Company Guar. Notes 7.13% due 04/01/18*	525,000	523,687
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,891,897
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/19	525,000	561,750
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	3,540,000	3,663,532
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/18	1,300,000	1,404,000
SPX Corp. Senior Notes 7.63% due 12/15/14	750,000	832,500

		9,245,741

Diversified Operations — 0.0%
Express LLC/Express Finance Corp. Company Guar. Notes 8.75% due 03/01/18	275,000	297,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Diversified Operations/Commercial Services — 0.2%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	$1,625,000	$1,690,000

E-Commerce/Services — 0.2%
eBay, Inc. Senior Notes 3.25% due 10/15/20	870,000	841,459
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	930,000	929,781

		1,771,240

Educational Software — 0.2%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/18	1,450,000	1,602,250

Electric-Distribution — 0.1%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	880,000	965,242

Electric-Generation — 0.2%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	375,000	285,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	375,000	324,375
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	1,544,489	1,718,321

		2,327,696

Electric-Integrated — 3.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,684,741
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	720,000	932,824
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,164,971
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	966,445
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	730,000	891,380
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,659,923
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	1,000,000	1,085,958
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	500,000	500,883
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15	2,990,000	3,254,140
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21	2,340,000	2,623,589
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	293,315	290,232
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	340,093
Great Plains Energy, Inc. Notes 4.85% due 06/01/21	1,000,000	1,035,268
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	5,240,053
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,092,437
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,566,728
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,550,000	1,903,040
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	745,247
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc. Company Guar. Notes 10.25% due 11/01/15	1,275,000	618,375
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	625,000	578,125
UIL Holdings Corp. Senior Notes 4.63% due 10/01/20	2,070,000	2,073,101
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	899,004
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	872,175
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,219,102

		35,237,834

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/17*	1,050,000	1,161,563

Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	175,000	184,188
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	800,000	850,000
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/20*	325,000	327,437

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)

Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	$975,000	$1,062,750
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20*	972,000	1,095,930

		3,520,305

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/15	1,340,000	1,412,755

Enterprise Software/Service — 0.3%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/16*	1,350,000	1,353,375
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,379,801
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	350,000	365,313

		3,098,489

Finance-Auto Loans — 0.6%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	630,000	664,833
Ford Motor Credit Co. LLC Senior Notes 7.00% due 04/15/15	925,000	1,012,875
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	2,825,000	3,235,557
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	800,000	949,146

		5,862,411

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/20*(3)	2,400,000	2,584,458
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	1,910,000	2,027,627
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/67*	2,400,000	2,052,000

		6,664,085

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Limited Guar. Bonds 5.91% due 11/30/35	3,700,000	3,422,500
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/21*	6,178,000	6,542,811

		9,965,311

Finance-Credit Card — 1.3%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,704,529
American Express Co. Senior Notes 8.13% due 05/20/19	2,330,000	2,991,063
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,646,466
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	1,720,000	1,849,253
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	4,087,665
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,035,884

		13,314,860

Finance-Investment Banker/Broker — 1.7%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,583,773
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/21	750,000	823,507
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,652,808
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/16	1,215,000	1,274,105
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	3,254,436
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	2,950,000	3,143,325

		17,731,954

Finance-Other Services — 0.9%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/18	1,450,000	1,541,373
Cantor Fitzgerald LP Bonds 7.88% due 10/15/19*	2,200,000	2,454,298
ERAC USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	3,165,174
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	1,075,000	1,115,312
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,263,125

		9,539,282

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	$250,000	$182,658

Food-Canned — 0.1%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	675,000	694,406

Food-Dairy Products — 0.3%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,900,000	1,881,000
Dean Foods Co. Senior Notes 9.75% due 12/15/18*	800,000	856,000

		2,737,000

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	775,000	819,563

Food-Misc. — 0.5%
B&G Foods, Inc. Company Guar. Notes 7.63% due 01/15/18	625,000	668,750
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	1,310,000	1,531,877
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*	2,000,000	2,160,000
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/39	1,030,000	1,057,670

		5,418,297

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(3)(5)(6)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/38	940,000	1,124,912

		1,124,912

Food-Wholesale/Distribution — 0.1%
US Foodservice Senior Notes 8.50% due 06/30/19*	1,375,000	1,333,750

Forestry — 0.4%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	3,675,000	3,950,978

Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,446,375

Gas-Distribution — 0.6%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	301,734
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	975,660
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/20*	700,000	767,220
Sempra Energy Senior Notes 6.00% due 10/15/39	1,170,000	1,285,963
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,645,697

		5,976,274

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	760,000	790,512

Health Care Cost Containment — 0.1%
ExamWorks Group, Inc. Company Guar. Notes 9.00% due 07/15/19*	775,000	786,625

Home Decoration Products — 0.0%
American Standard Americas Senior Sec. Notes 10.75% due 01/15/16*	125,000	119,922

Home Furnishings — 0.5%
Norcraft Cos LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15*	275,000	281,188
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	1,300,000	1,267,500
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	1,900,000	1,909,500
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	303,000	338,602
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	1,075,000	1,134,125

		4,930,915

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	2,400,000	2,511,564
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/21	610,000	624,573
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,595,919

		4,732,056

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	$427,000	$463,295

Human Resources — 0.1%
CDRT Merger Sub, Inc. Company Guar. Notes 8.13% due 06/01/19*	1,525,000	1,525,000

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,725,000	1,785,375
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	775,000	527,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	1,750,000	1,780,625
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/19*	150,000	150,000
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21*	225,000	226,687
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	350,000	360,500

		4,830,187

Insurance-Life/Health — 1.4%
Aflac, Inc. Senior Notes 8.50% due 05/15/19	2,380,000	3,005,666
Lincoln National Corp. Senior Notes 7.00% due 06/15/40	875,000	1,016,133
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,910,749
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,499,768
Prudential Financial, Inc. Notes 4.75% due 09/17/15	2,200,000	2,393,767
Prudential Financial, Inc. Notes 6.20% due 11/15/40	850,000	909,203
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,391,375

		15,126,661

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	900,000	958,357
CNA Financial Corp. Senior Notes 5.88% due 08/15/20	570,000	611,323
CNA Financial Corp. Notes 6.50% due 08/15/16	410,000	465,942
CNA Financial Corp. Senior Notes 7.35% due 11/15/19	810,000	946,526
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	915,866
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,678,770
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	1,278,000
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	2,870,000	3,664,893
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	297,601

		12,817,278

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/21*	580,000	567,488
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	3,600,000	3,836,419
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	3,350,000	4,753,506
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	420,000	497,080
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/40*	875,000	994,033
Union Central Life Insurance Co. Notes 8.20% due 11/01/26*(3)	1,250,000	1,344,194

		11,992,720

Insurance-Property/Casualty — 0.5%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,267,183
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	1,510,000	1,717,414
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	881,444

		4,866,041

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,300,000	1,428,375

Investment Management/Advisor Services — 1.7%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	5,390,000	6,382,574
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,825,647

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)

FMR LLC Senior Notes 5.35% due 11/15/21*	$1,260,000	$1,347,159
FMR LLC Notes 7.49% due 06/15/19*	400,000	479,849
FMR LLC Bonds 7.57% due 06/15/29*	2,200,000	2,611,092
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/20	890,000	943,536
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/17	1,450,000	1,606,296
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	383,775
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	2,500,000	2,606,250

		18,186,178

Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	350,000	396,375

Machinery-General Industrial — 0.2%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	336,758
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	1,160,000	1,283,946

		1,620,704

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*	975,000	1,004,250

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/15	1,500,000	1,616,178
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,400,000	1,595,504

		3,211,682

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	450,000	481,014
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	440,000	454,638

		935,652

Medical Products — 0.7%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/18*	525,000	534,187
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/17*	325,000	329,875
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,075,000	3,386,344
Universal Hospital Services, Inc. FRS Senior Sec. Notes 3.78% due 06/01/15	300,000	283,500
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(5)	1,600,000	1,652,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/39	600,000	642,352

		6,828,258

Medical-Biomedical/Gene — 0.8%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/20	2,380,000	2,452,069
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/21	2,620,000	2,734,035
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	2,230,000	2,509,178
STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	250,000	256,250

		7,951,532

Medical-Drugs — 0.1%
Giant Funding Corp. Sec. Notes 8.25% due 02/01/18*	575,000	605,188

Medical-HMO — 0.2%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	1,675,000	1,796,438
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	807,486

		2,603,924

Medical-Hospitals — 1.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/21*	500,000	508,750
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	325,000	329,875
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	2,725,000	2,765,875
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	564,063

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)

HCA, Inc. Sec. Notes 9.63% due 11/15/16(5)	$3,812,000	$4,078,840
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	950,000	940,500
United Surgical Partners International, Inc. Company Guar. Notes 9.25% due 05/01/17(5)	2,325,000	2,435,437
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/18	2,125,000	2,178,125

		13,801,465

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	1,233,000

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/19*	650,000	665,437
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/20	3,550,000	3,907,439

		4,572,876

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/21	500,000	519,749
Alcoa, Inc. Senior Notes 5.55% due 02/01/17	1,470,000	1,606,537

		2,126,286

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/40	950,000	1,006,692

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/16*	1,190,000	1,225,833

Multimedia — 1.3%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/17	800,000	836,000
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	1,100,000	1,196,455
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	2,000,000	2,101,426
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	1,125,000	1,241,189
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	781,596
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,118,362
Time Warner, Inc. Company Guar. Notes 6.10% due 07/15/40	1,000,000	1,059,736
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	1,500,000	1,605,781
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/41	2,880,000	3,119,529
Viacom, Inc. Senior Notes 3.50% due 04/01/17	600,000	622,214

		13,682,288

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 3.15% due 03/14/17	2,140,000	2,230,890
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/41	510,000	543,551

		2,774,441

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	1,000,000	1,122,708

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19*	2,250,000	2,221,875
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/17	275,000	297,000
Xerox Corp. Senior Notes 4.50% due 05/15/21	825,000	849,790

		3,368,665

Office Supplies & Forms — 0.1%
Avery Dennison Corp. Senior Notes 5.38% due 04/15/20	890,000	975,419

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/20	700,000	737,520
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	990,000	1,293,402

		2,030,922

Oil Companies-Exploration & Production — 1.5%
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15	1,375,000	1,395,625

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)

Berry Petroleum Co. Senior Notes 6.75% due 11/01/20	$200,000	$205,000
Brigham Exploration Co. Company Guar. Notes 6.88% due 06/01/19*	675,000	707,063
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	500,000	515,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	750,000	823,125
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	700,000	756,000
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	550,000	646,250
Comstock Resources, Inc. Company Guar. Notes 7.75% due 04/01/19	675,000	702,000
Concho Resources, Inc. Senior Notes 7.00% due 01/15/21	650,000	700,375
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	475,000	524,875
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	586,688
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	975,000	1,006,687
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/19*	100,000	99,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	500,000	532,500
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	600,000	664,500
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	911,000
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/18	1,125,000	1,307,812
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,075,000	1,115,312
W&T Offshore, Inc. Senior Notes 8.50% due 06/15/19*	950,000	985,625
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	562,381
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	804,772

		15,552,465

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	3,100,000	3,368,699
Hess Corp. Senior Notes 5.60% due 02/15/41	2,000,000	2,047,616
Marathon Petroleum Corp. Company Guar. Notes 6.50% due 03/01/41*	830,000	891,041
PC Financial Partnership Notes 5.00% due 11/15/14	1,800,000	1,981,582

		8,288,938

Oil Field Machinery & Equipment — 0.2%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	945,000
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	450,000	463,500
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	160,000	173,600

		1,582,100

Oil Refining & Marketing — 0.7%
Coffeyville Resources LLC Senior Sec. Notes 10.88% due 04/01/17*	1,125,000	1,288,125
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,816,250
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	4,379,137

		7,483,512

Oil-Field Services — 0.2%
Aquilex Holdings LLC/Aquilex Finance Corp. Company Guar. Notes 11.13% due 12/15/16	700,000	671,125
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	1,000,000	1,017,500
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19*	350,000	358,750
SESI LLC Company Guar. Notes 6.38% due 05/01/19*	325,000	327,437

		2,374,812

Optical Supplies — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	1,000,000	1,057,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Paper & Related Products — 0.6%
Boise Paper Holdings LLC/Boise Finance Co. Company Guar. Notes 9.00% due 11/01/17	$300,000	$327,750
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	125,000	130,469
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16	250,000	281,875
International Paper Co. Senior Notes 7.30% due 11/15/39	1,500,000	1,723,699
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,246,088
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	675,000	691,875
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/21	1,200,000	1,222,926
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(1)(3)(7)(8)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/27	1,050,000	1,145,876

		6,770,583

Pharmacy Services — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,746,750
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/20	200,000	218,000

		1,964,750

Pipelines — 2.2%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21	375,000	384,375
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	1,500,000	1,631,250
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,300,000	1,391,000
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	4,042,858
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,566,949
Kinder Morgan Energy Partners LP Senior Notes 5.85% due 09/15/12	1,000,000	1,050,946
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	570,000	615,465
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/40	2,960,000	3,284,872
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	675,000	718,031
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	1,000,000	1,060,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	708,750
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,231,018
Williams Partners LP Senior Notes 5.25% due 03/15/20	2,720,000	2,973,305

		23,658,819

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,525,522

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Publishing Co. Senior Sec. Notes 10.50% due 06/01/19*	1,250,000	1,212,500
ProQuest LLC/ProQuest Notes Co. Company Guar. Notes 9.00% due 10/15/18*	950,000	973,750

		2,186,250

Publishing-Periodicals — 0.1%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(1)(3)	1,275,000	12,750
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	575,000	552,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18*	325,000	344,500

		909,250

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	425,000	463,250

Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,103,219

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Radio — 0.2%
Citadel Broadcasting Corp. Company Guar. Notes 7.75% due 12/15/18*	$200,000	$215,250
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19†*	1,050,000	1,008,000
Sirius XM Radio, Inc. Company Guar. Notes 8.75% due 04/01/15*	675,000	752,625

		1,975,875

Real Estate Investment Trusts — 1.6%
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,380,139
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	982,835
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/14	1,500,000	1,648,054
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	1,750,000	1,927,172
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	561,000
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	850,000	872,313
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,518,275
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,350,000	1,542,893
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,295,858
Tanger Properties LP Senior Notes 6.13% due 06/01/20	1,760,000	1,993,337

		16,721,876

Real Estate Management/Services — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	1,540,000	1,712,069
ProLogis LP Senior Notes 2.25% due 04/01/37	430,000	427,850
ProLogis LP Senior Notes 6.88% due 03/15/20	940,000	1,065,405
ProLogis LP Senior Notes 7.63% due 08/15/14	1,460,000	1,669,427

		4,874,751

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	1,200,000	1,243,538
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	305,701

		1,549,239

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(3)	250,000	25
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(1)(3)	450,000	0

		25

Rental Auto/Equipment — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19	900,000	928,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	1,100,000	1,192,125
Hertz Corp. Company Guar. Notes 6.75% due 04/15/19*	675,000	675,000
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	102,000	104,678
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	275,000	283,938
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 9.50% due 12/01/14	426,000	441,442
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	275,000	312,125
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/19	475,000	530,812
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,350,000	1,404,000

		5,872,245

Resorts/Theme Parks — 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	1,600,000	1,730,000
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/12†*(1)(3)(6)	475,000	0

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Resorts/Theme Parks (continued)

Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	$825,000	$936,375
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 10.88% due 11/15/16	1,125,000	1,411,875

		4,078,250

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/18	1,500,000	1,440,000
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	1,000,000	1,150,000

		2,590,000

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/21	1,040,000	1,079,208

Retail-Automobile — 0.1%
United Auto Group Company Guar. Notes 7.75% due 12/15/16	1,350,000	1,410,750

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/18	775,000	842,813
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/18*	350,000	380,625
Home Depot, Inc. Senior Bonds 5.95% due 04/01/41	1,840,000	1,998,170

		3,221,608

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,334,582

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	2,720,000	3,009,789

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	597,295	611,005

Retail-Fabric Store — 0.1%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*	1,525,000	1,540,250

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	575,000	633,938

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Escrow Notes 9.75% due 06/15/30†(1)(3)	300,000	0

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,925,000	2,059,750

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*	1,600,000	1,728,000

Retail-Propane Distribution — 0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	2,077,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	350,000	337,750
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*	1,525,000	1,532,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 03/15/20	650,000	693,875

		4,641,750

Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	894,688
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	875,000	848,750

		1,743,438

Retail-Restaurants — 0.4%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	1,625,000	1,785,469
Dunkin Finance Corp. Senior Notes 9.63% due 12/01/18*	1,060,000	1,069,264
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,525,000	1,555,500

		4,410,233

Retail-Sporting Goods — 0.1%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	500,000	507,500

Retail-Toy Stores — 0.1%
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	1,200,000	1,350,000

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,775,589

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Schools — 0.2%
Boston University Notes 7.63% due 07/15/97	$2,000,000	$2,246,252

School-Day Care — 0.1%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,500,000	1,470,000

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/13	1,295,000	1,339,920

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	3,037,436

Soap & Cleaning Preparation — 0.2%
Diversey Holdings, Inc. Senior Notes 10.50% due 05/15/20	997,381	1,245,480
Diversey, Inc. Company Guar. Notes 8.25% due 11/15/19	375,000	440,625

		1,686,105

Special Purpose Entities — 1.2%
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	729,344
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,534,352
Capital One Capital IV FRS Limited Guar. Notes 6.75% due 02/05/82	2,980,000	2,994,900
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	2,850,000	2,983,602
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	2,500,000	2,389,920
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	975,000	977,437
Softbrands, Inc./Atlantis Merger Sub, Inc. Senior Notes 11.50% due 07/15/18*	1,025,000	1,004,500

		12,614,055

Steel Pipe & Tube — 0.5%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*	325,000	343,688
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	1,069,600
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20	350,000	381,500
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/20	3,420,000	3,900,951

		5,695,739

Steel-Producers — 0.3%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/21	2,600,000	2,670,343

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	2,104,497

Storage/Warehousing — 0.0%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC Company Guar. Notes 8.88% due 03/15/18	250,000	266,563

Telecom Services — 0.5%
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	1,790,000	1,885,917
tw telecom holdings, Inc. Company Guar. Notes 8.00% due 03/01/18	650,000	697,125
West Corp. Company Guar. Notes 7.88% due 01/15/19*	1,000,000	997,500
West Corp. Company Company Guar. Notes 8.63% due 10/01/18*	125,000	129,687
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,900,000	2,016,375

		5,726,604

Telecommunication Equipment — 0.8%
CommScope, Inc. Senior Notes 8.25% due 01/15/19*	1,200,000	1,248,000
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	7,346,125

		8,594,125

Telephone-Integrated — 1.4%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,214,146
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	4,000,000	4,125,316
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	930,375
Level 3 Escrow, Inc. Senior Notes 8.13% due 07/01/19*	375,000	377,813

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)

SBC Communications Senior Notes 5.10% due 09/15/14	$2,000,000	$2,215,176
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,425,000	4,524,562

		14,387,388

Theaters — 0.3%
Cinemark USA, Inc. Senior Sub. Notes 7.38% due 06/15/21*	150,000	150,000
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	1,175,000	1,283,687
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	1,475,000	1,585,625

		3,019,312

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	670,000	894,142

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/40	1,240,000	1,333,314

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/15*	1,025,000	1,019,875

Transport-Rail — 0.8%
Burlington North Santa Fe LLC Notes 4.88% due 01/15/15	2,900,000	3,219,589
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	314,881	376,556
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	2,200,000	2,376,867
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	886,875
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	1,520,000	1,682,647

		8,542,534

Transport-Services — 0.3%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/18	925,000	948,125
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	1,055,000	1,099,689
Ryder System, Inc. Senior Notes 3.50% due 06/01/17	675,000	695,524
United Parcel Service, Inc. Senior Notes 3.13% due 01/15/21	800,000	793,648

		3,536,986

Wire & Cable Products — 0.4%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,486,250
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,930,000	1,987,900
International Wire Group, Inc. Senior Sec. Notes 9.75% due 04/15/15*	850,000	890,375

		4,364,525

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	900,000	936,716

Total U.S. Corporate Bonds & Notes (cost $790,334,335)		860,677,159

FOREIGN CORPORATE BONDS & NOTES — 14.7%
Advertising Agencies — 0.2%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16	1,325,000	1,462,469
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16*	200,000	221,500

		1,683,969

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/20	675,000	739,125

Agricultural Chemicals — 0.2%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(3)	981,885	952,429
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/15*	1,270,000	1,316,191

		2,268,620

Auto-Cars/Light Trucks — 0.0%
Jaguar Land Rover PLC Company Guar. Notes 7.75% due 05/15/18*	125,000	126,875
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	125,000	126,563

		253,438

Auto/Truck Parts & Equipment-Original — 0.1%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/18*	1,275,000	1,316,858

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Banks-Commercial — 0.6%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(9)	$2,850,000	$2,536,500
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	3,500,000	3,316,953

		5,853,453

Banks-Money Center — 0.2%
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	2,480,000	2,536,879

Beverages-Wine/Spirits — 0.4%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	2,630,000	3,033,900
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	950,000	1,026,550

		4,060,450

Broadcast Services/Program — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	6,873,689

Building & Construction Products-Misc. — 0.1%
Reliance Intermediate Holdings LP Senior Notes 9.50% due 12/15/19*	900,000	1,004,425

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*	675,000	680,063

Cellular Telecom — 0.6%
America Movil SA de CV Notes 5.75% due 01/15/15	900,000	1,019,101
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	2,295,000
Digicel Group, Ltd. Senior Notes 9.13% due 01/15/15*	935,000	950,194
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/18*	75,000	83,813
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,057,768

		6,405,876

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	451,000	488,304

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	700,000	707,000
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,855,000

		2,562,000

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/20*	1,275,000	1,345,125

Diversified Banking Institutions — 0.4%
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	400,000	429,101
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,439,081

		3,868,182

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	3,000,000	3,085,848
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/16*	380,000	397,098
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	2,380,000	2,637,478

		6,120,424

Diversified Manufacturing Operations — 0.5%
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,610,000	1,957,011
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	3,165,102

		5,122,113

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/20*	600,000	617,107

Diversified Operations — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	464,859
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,215,294
Stena AB Senior Notes 7.00% due 12/01/16	250,000	246,875

		1,927,028

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,267,375

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.2%
Enersis SA Notes 7.40% due 12/01/16	$600,000	$711,579
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	1,100,000	1,158,909

		1,870,488

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics NV Senior Notes 5.75% due 03/11/18	1,590,000	1,821,178

Finance-Auto Loans — 0.1%
RCI Banque SA Senior Notes 4.60% due 04/12/16*	1,220,000	1,271,213

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/20*	3,500,000	3,538,409

Gambling (Non-Hotel) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,500,000	1,526,250

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	750,000	733,041
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	1,660,000	1,610,200

		2,343,241

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	3,033,390

Investment Management/Advisor Services — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,070,384

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	1,750,000	1,982,381
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	380,000	459,607

		2,441,988

Multimedia — 0.5%
Pearson Funding Two PLC Notes 4.00% due 05/17/16*	2,800,000	2,948,436
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	491,625
Walt Disney Co. Senior Notes 3.75% due 06/01/21	1,690,000	1,743,971

		5,184,032

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,707,192

Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/20	840,000	896,442

Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	853,333
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	5,312,279
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/41*	1,550,000	1,631,456
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	500,000	490,864

		8,287,932

Oil Companies-Integrated — 1.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	1,000,000	1,047,217
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	1,092,500
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,574,297
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	2,000,000	2,269,064
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15	5,000,000	5,425,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21*	2,570,000	2,767,291
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/20	1,600,000	1,780,800

		16,956,169

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	587,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Oil-Field Services — 0.4%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19*	$925,000	$925,000
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	673,462
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,434,057

		4,032,519

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	275,000	283,250

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	4,449,227

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	950,000	961,875
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21*	625,000	634,375
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 11/01/19	850,000	909,500
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	2,025,000	2,156,625

		4,662,375

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/17*	1,300,000	1,371,500

Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/21*	250,000	246,875
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/16	325,000	355,875
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,216,125

		1,818,875

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,150,000	1,273,625

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 5.25% due 08/05/20	3,000,000	3,055,365
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,568,249
ArcelorMittal Senior Notes 6.75% due 03/01/41	1,000,000	1,022,358
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	2,570,000	2,623,895
Hyundai Steel Co. Senior Notes 4.63% due 04/21/16*	2,130,000	2,230,451

		10,500,318

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/14*	275,000	317,625

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	520,000	582,783
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,830,803
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,351,515
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	2,440,000	2,556,161
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,676,567
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	900,000	1,012,500

		11,010,329

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,596,917

Transport-Services — 0.1%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/20*	1,050,000	939,750

Total Foreign Corporate Bonds & Notes (cost $142,823,406)		154,786,621

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.6%
Republic of Colombia Bonds 4.38% due 07/12/21	$855,000	$879,795
State Of Qatar Senior Notes 5.25% due 01/20/20*	2,185,000	2,403,500
United Mexican States Senior Notes 6.63% due 03/03/15	3,150,000	3,658,725

		6,942,020

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/16	710,000	726,423
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/19	1,000,000	1,225,714

		1,952,137

Total Foreign Government Agencies (cost $8,068,612)		8,894,157

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $306,215)	640,000	471,590

COMMON STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.† (cost $1,608,862)	16,090	445,371

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(3)(6) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,415	1,285,528

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%	30,000	2,100

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series C 8.54%	20,000	1,120,600

Total Preferred Stock (cost $3,360,512)		2,408,228

WARRANTS† — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	14,627	$275,426
General Motors Co. Expries 07/10/19 (Strike price $18.33)	14,627	198,781

Total Warrants (cost $1,825,699)		474,207

Total Long-Term Investment Securities (cost $948,387,020)		1,028,164,954

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11 (cost $12,058,000)	$12,058,000	12,058,000

TOTAL INVESTMENTS (cost $960,445,020)(10)	98.8%	1,040,222,954
Other assets less liabilities	1.2	13,130,811

NET ASSETS	100.0%	$1,053,353,765

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $251,791,778 representing 23.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $4,982,873 representing 0.5% of net assets.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Income may be received in cash or additional bonds at the discretion of the issuer.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2011, the Corporate Bond Portfolio held the following restricted securities:

		Principal
	Acquisition	Amount/	Acquisition		Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

CVC Claims Litigation Trust Membership Interest Certificates	05/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/11	04/21/2011	$1,000,000	0	21,250	0.02	0.00
General Motors Corp. 7.40% due 09/01/25	04/21/2011	2,800,000	0	59,500	0.02	0.00
General Motors Corp. 9.45% due 11/01/11	04/21/2011	250,000	0	5,313	0.02	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/12	03/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	01/02/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	09/15/1997	50,000	51,970
	02/27/1998	25,000	26,905
	04/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00

				$86,063		0.00%

(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	See Note 3 for cost of investments on a tax basis.
STRIPS — Separate trading of Registered Interest and Principal of Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$7,621	$7,621
U.S. Corporate Bonds & Notes	—	860,664,359	12,800	860,677,159
Foreign Corporate Bonds & Notes	—	154,786,621	—	154,786,621
Foreign Government Agencies	—	8,894,157	—	8,894,157
U.S. Government Agencies	—	471,590	—	471,590
Common Stock	445,371	—	—	445,371
Membership Interest Certificates	—	—	0	0
Preferred Stock	2,408,228	—	—	2,408,228
Warrants	474,207	—	—	474,207
Short-Term Investment Securities:
Time Deposits	—	12,058,000	—	12,058,000

Total	$3,327,806	$1,036,874,727	$20,421	$1,040,222,954

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

			Membership
	Asset Backed	U.S. Corporate	Interest
	Securities	Bonds & Notes	Certificates

Balance as of 1/31/2011	$8,020	$9,588	$0
Accrued discounts	—	1,325	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	23	—	—
Change in unrealized appreciation(1)	—	3,203	—
Change in unrealized depreciation(1)	(34)	(1,325)	—
Net purchases	(388)	—	—
Net sales	—	(16)	—
Transfers into Level 3(2)	—	25	—
Transfers out of Level 3(2)	—	—	—

Balance as of 7/31/2011	$7,621	$12,800	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

		Membership
Asset Backed	U.S. Corporate	Interest
Securities	Bonds & Notes	Certificates

$(34)	$1,878	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Sovereign	46.2%
Banks-Special Purpose	10.2
Banks-Commercial	10.1
Diversified Financial Services	8.4
Sovereign Agency	3.8
Banks-Mortgage	3.3
United States Treasury Bonds	2.6
Time Deposits	1.8
SupraNational Banks	1.8
Winding-Up Agency	1.4
Diversified Banking Institutions	1.2
Federal National Mtg. Assoc.	0.9
Oil Companies-Integrated	0.6
Electric-Integrated	0.6
Banks-Money Center	0.6
Foreign Government Treasuries	0.5
Electronic Components-Semiconductors	0.5
Telephone-Integrated	0.5
Multimedia	0.5
Food-Misc.	0.4
Metal-Diversified	0.4
Oil-Field Services	0.4
Finance-Other Services	0.3
Oil Companies-Exploration & Production	0.3
Agricultural Operations	0.3
Retail-Restaurants	0.2
Transport-Services	0.2
Special Purpose Entities	0.2
Electric-Distribution	0.2
Computers	0.2
Medical-Drugs	0.2
Steel-Producers	0.2
Finance-Investment Banker/Broker	0.1

99.1%

Country Allocation*

Japan	16.5%
Germany	16.1
United States	15.5
United Kingdom	9.6
Italy	9.5
Canada	4.9
Luxembourg	4.6
Norway	4.5
Netherlands	4.2
Belgium	2.2
Finland	2.0
France	1.6
Sweden	1.3
Malaysia	1.3
South Africa	1.2
Denmark	0.8
Spain	0.7
Switzerland	0.7
Mexico	0.7
Australia	0.4
Qatar	0.3
Colombia	0.2
Philippines	0.2
Cayman Islands	0.1

99.1%

Credit Quality#†

Government-Treasury	2.8%
AAA	44.2
AA	23.3
A	19.0
BBB	1.8
CCC	1.2
CC	0.6
Below C	0.1
Not rated@	7.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 7.3%
United Kingdom — 2.7%
Arkle Master Issuer PLC FRS Series 2011-1A, Class 2A 1.53% due 05/17/60*(1)		$1,200,000	$1,200,840
Arkle Master Issuer PLC FRS Series 2010-2X, Class 2A 2.93% due 05/17/60(1)	EUR	500,000	719,771
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 2.62% due 11/19/47*(1)	EUR	400,000	574,479
Fosse Master Issuer PLC FRS Series 2011-1X, Class A4 2.58% due 10/18/54(1)	EUR	900,000	1,291,848
Pendeford Master Issuer PLC FRS Series 2007-1X, Class 4A 1.68% due 05/12/37(1)	EUR	700,000	997,476
Permanent Master Issuer PLC FRS Series 2006-1, Class 6A1 0.94% due 04/15/20(1)	GBP	200,000	321,506
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 2.91% due 07/15/42*(1)	EUR	1,500,000	2,153,267
Silverstone Master Issuer PLC FRS Series 2010-1A, Class A2 2.84% due 01/21/55*(1)(2)	EUR	900,000	1,296,301

			8,555,488

United States — 4.6%
American Home Mtg. Assets FRS Series 2007-1, Class A1 0.98% due 02/25/47(1)		1,304,488	617,748
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.56% due 10/25/34(1)		4,783	4,498
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A1 1.19% due 10/25/37*(2)		105,453	102,151
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A2 1.44% due 10/25/37*(2)		300,000	233,775
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A3 1.64% due 10/25/37*(2)		400,000	206,299
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.40% due 03/20/46(1)		1,083,450	610,403
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.46% due 02/25/36(1)		1,200,190	700,972
Countrywide Alternative Loan Trust FRS Series 2007-0A11, Class A1A 1.56% due 11/25/47(1)		870,369	499,210
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		560,584	519,538
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		$1,293,157	$936,641
FHLMC Multifamily Structured Pass-Through Certificates VRS Series K011 Class A2 4.08% due 11/25/20(1)		3,000,000	3,125,247
HSBC Home Equity Loan Trust FRS Series 2007-3, Class APT 1.39% due 11/20/36		762,603	673,800
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.43% due 06/25/47(1)		1,473,154	753,710
NCUA Guaranteed Notes Series 2010-C1, Class A2 2.90% due 10/29/20(1)		1,000,000	1,020,573
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		305,669	250,921
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.77% due 11/20/34(1)		139,194	121,900
SLM Student Loan Trust FRS Series 2003-10A, Class A1A 1.67% due 12/15/16*(2)		700,000	699,781
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.75% due 12/15/16*(2)		1,000,000	999,688
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 6.00% due 11/25/37(1)		806,236	378,052
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.98% due 01/25/47(1)		644,519	293,817
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.27% due 06/25/46(1)		1,767,111	830,993
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 6.07% due 12/28/37(1)		1,165,606	796,832

			14,376,549

Total Asset Backed Securities (cost $27,615,916)			22,932,037

CORPORATE BONDS & NOTES — 39.4%
Australia — 0.4%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 4.13% due 05/20/21		1,200,000	1,255,309

Canada — 2.9%
Bank of Nova Scotia Notes 1.45% due 07/26/13*		2,800,000	2,835,126
Bank of Nova Scotia Notes 2.15% due 08/03/16*		1,600,000	1,611,518

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Canada (continued)

Bank of Nova Scotia Bonds 5.75% due 01/28/14	AUD	1,200,000	$1,334,842
Caisse Centrale Desjardins du Quebec Bonds 2.55% due 03/24/16*		750,000	770,230
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*		1,000,000	1,019,016
Canadian Imperial Bank of Commerce Notes 2.75% due 01/27/16*		500,000	518,424
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/13	AUD	800,000	889,507

			8,978,663

Cayman Islands — 0.1%
Petrobras International Finance Co.
Company Guar. Notes 5.38% due 01/27/21		300,000	319,562
Petrobras International Finance Co.
Company Guar. Notes 5.75% due 01/20/20		90,000	98,687

			418,249

France — 1.5%
Cie de Financement Foncier Notes 1.63% due 07/23/12*		300,000	302,172
Cie de Financement Foncier Company Guar. Notes 2.13% due 04/22/13		1,900,000	1,928,130
Cie de Financement Foncier Notes 2.25% due 01/25/13	EUR	1,100,000	1,583,151
HSBC Covered Bonds Notes 3.38% due 01/20/17	EUR	700,000	1,017,360

			4,830,813

Germany — 9.1%
FMS Wertmanagement Government Guar. Notes 2.25% due 07/14/14	EUR	3,000,000	4,338,657
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	9,334,137
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	731,000,000	10,115,080
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	3,708,200
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/20	SEK	2,000,000	352,126
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/20	AUD	800,000	$884,146

			28,732,346

Italy — 0.1%
Intesa Sanpaolo SpA Senior Notes 6.50% due 02/24/21*		400,000	413,987

Japan — 5.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
Senior Notes 2.60% due 01/22/13*		1,250,000	1,275,338
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	12,088,683
Japan Government Ten Year Bond Senior Notes 1.90% due 06/20/16	JPY	188,900,000	2,634,861

			15,998,882

Luxembourg — 4.6%
ArcelorMittal Senior Notes 9.85% due 06/01/19		453,000	589,605
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/17*(2)		300,000	325,480
European Investment Bank Senior Notes 2.13% due 01/15/14	EUR	2,400,000	3,471,603
European Investment Bank Notes 2.88% due 07/15/16	EUR	4,600,000	6,718,044
European Investment Bank Notes 3.63% due 01/15/21	EUR	1,100,000	1,622,872
European Investment Bank Senior Notes 5.00% due 12/01/20	SEK	2,950,000	513,578
Gazprom Via Gaz Capital SA Senior Notes 9.25% due 04/23/19		710,000	910,575
TNK-BP Finance SA Company Guar. Notes 6.63% due 03/20/17		126,000	138,285
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16		159,000	181,467

			14,471,509

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21*		360,000	387,636

Netherlands — 1.9%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/14*		1,700,000	1,798,562
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,668,122

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
Netherlands (continued)

ING Bank NV Notes 2.50% due 01/14/16*		$1,700,000	$1,689,064
ING Bank NV Senior Notes 3.88% due 05/24/16	EUR	500,000	728,426

			5,884,174

Norway — 4.5%
DnB NOR Boligkreditt Notes 2.10% due 10/14/16*		1,200,000	1,205,601
DnB NOR Boligkreditt Notes 2.75% due 04/20/16	EUR	200,000	289,853
DnB NOR Boligkreditt Notes 2.90% due 03/29/17*		3,600,000	3,711,485
DnB NOR Boligkreditt Notes 3.38% due 01/20/17	EUR	700,000	1,027,727
Nordea Eiendomskreditt AS Notes 1.88% due 04/07/14*		1,700,000	1,734,425
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		1,150,000	1,184,117
Sparebank 1 Boligkreditt Notes		2,200,000	2,206,259
1.25% due 10/25/14*
Sparebank 1 Boligkreditt Notes 2.50% due 06/23/15	EUR	200,000	286,800
Sparebank 1 Boligkreditt Notes 2.63% due 05/27/17*		2,300,000	2,335,121
Sparebank 1 Boligkreditt Notes 5.00% due 09/10/13	EUR	200,000	303,681

			14,285,069

South Africa — 0.2%
Transnet, Ltd. Senior Notes 4.50% due 02/10/16*		700,000	735,667

Sweden — 1.2%
Nordea Hypotek AB Notes 3.50% due 01/18/17	EUR	800,000	1,179,406
Swedbank Hypotek AB FRS Bonds 0.70% due 03/28/14*		590,000	589,818
Swedish Covered Bond Corp. Notes 3.00% due 02/03/15	EUR	800,000	1,169,449
Vattenfall AB Sr. Notes 6.75% due 01/31/19	EUR	400,000	695,007

			3,633,680

Switzerland — 0.7%
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	450,000	706,556
UBS AG Bonds 3.88% due 12/02/19	EUR	500,000	$743,725
UBS AG Senior Notes 4.88% due 08/04/20		650,000	667,250

			2,117,531

United Kingdom — 1.7%
Bank of Scotland PLC Bonds 5.25% due 02/21/17		800,000	863,852
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20		700,000	748,593
Credit Suisse Guernsey Senior Notes 2.88% due 09/24/15	EUR	200,000	284,712
HSBC Bank PLC Senior Notes 1.63% due 08/12/13*(2)		2,050,000	2,058,824
Royal Bank of Scotland PLC Senior Notes 4.75% due 05/18/16	EUR	360,000	518,938
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*		750,000	787,458
Royal Bank of Scotland PLC Senior Notes 5.38% due 09/30/19	EUR	100,000	140,993

			5,403,370

United States — 5.3%
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/21		750,000	813,564
AT&T Inc. Senior Notes 4.45% due 05/15/21		750,000	793,052
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	728,478
Citigroup, Inc. Senior Notes 4.75% due 05/19/15		650,000	697,290
ConocoPhillips Senior Notes 5.75% due 02/01/19		504,000	592,230
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	611,401
General Electric Capital Corp. FDIC Guar. Notes 4.00% due 06/15/12	EUR	700,000	1,023,661
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21		1,150,000	1,182,908
International Business Machines Corp. Senior Notes 6.63% due 01/30/14	EUR	400,000	634,345
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20		950,000	956,785
Kraft Foods, Inc. Senior Notes 2.63% due 05/08/13		1,350,000	1,392,610

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)

MassMutual Global Funding II Senior Notes 2.30% due 09/28/15*(2)		$400,000	$403,351
MassMutual Global Funding II Senior Sec. Notes 2.88% due 04/21/14*(2)		300,000	312,732
McDonald’s Corp. Senior Notes 3.63% due 05/20/21		750,000	773,220
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	653,963
Morgan Stanley Senior Notes 6.63% due 04/01/18		700,000	779,080
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*		600,000	613,361
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/16		1,500,000	1,536,729
Walt Disney Co. Senior Notes 3.75% due 06/01/21		800,000	825,549
WM Covered Bond Program Sec. Notes 4.00% due 11/26/16	EUR	850,000	1,252,497

			16,576,806

Total Corporate Bonds & Notes (cost $108,654,087)			124,123,691

GOVERNMENT AGENCIES — 31.6%
Belgium — 2.2%
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	840,000	1,213,851
Kingdom of Belgium Bonds 3.50% due 06/28/17	EUR	2,200,000	3,079,917
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	245,000	338,839
Kingdom of Belgium Bonds 4.00% due 03/28/14	EUR	1,010,000	1,489,756
Kingdom of Belgium Bonds 4.25% due 09/28/21	EUR	525,000	746,300

			6,868,663

Canada — 2.0%
Government of Canada Bonds 2.50% due 06/01/15	CAD	2,460,000	2,641,903
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	2,108,142
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,411,230

			6,161,275

Colombia — 0.2%
Republic of Colombia Bonds 4.38% due 07/12/21		720,000	740,880

Denmark — 0.8%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	$1,619,185
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	978,336

			2,597,521

Finland — 2.0%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	2,550,000	3,830,443
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	1,560,000	2,497,303

			6,327,746

France — 0.1%
Government of France Bonds 3.75% due 04/25/21	EUR	250,000	377,833

Germany — 7.0%
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	1,750,000	2,515,580
Federal Republic of Germany Bonds 2.75% due 04/08/16	EUR	1,000,000	1,502,709
Federal Republic of Germany Bonds 3.25% due 07/04/21	EUR	1,475,000	2,248,266
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	850,000	1,326,035
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	150,000	239,955
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	400,000	651,657
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	1,430,000	2,398,528
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	927,309
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	1,820,000	3,427,947
Federal Republic of Germany Bonds 5.63% due 01/04/28	EUR	2,090,000	3,911,233
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	220,000	427,575
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,598,282

			22,175,076

Ireland — 0.0%
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	10,000	9,314

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Japan — 11.4%
Government of Japan Bonds 1.10% due 09/20/12	JPY	500,000,000	$6,563,961
Government of Japan Bonds 1.60% due 06/20/14	JPY	1,000,000,000	13,508,995
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	142,000,000	1,969,380
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	6,201,331
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	962,704
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	482,552
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	100,000,000	1,357,537
Government of Japan Bonds 2.10% due 12/20/29	JPY	100,000,000	1,355,685
Government of Japan Bonds 2.30% due 03/20/39	JPY	245,000,000	3,372,681

			35,774,826

Malaysia — 0.5%
Federation of Malaysia Bonds 3.43% due 08/15/14	MYR	4,350,000	1,472,658

Mexico — 0.1%
United Mexican States Bonds 7.50% due 06/03/27	MXN	1,461,700	128,251

Netherlands — 2.3%
Government of Netherlands Bonds 2.75% due 01/15/15	EUR	1,150,000	1,707,791
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,648,852
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	630,000	988,828
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	1,200,000	1,817,821

			7,163,292

Qatar — 0.3%
State of Qatar Bonds 5.25% due 01/20/20		900,000	990,000

South Africa — 1.0%
Republic of South Africa Bonds 6.75% due 03/31/21	ZAR	6,370,000	852,443
Republic of South Africa Bonds 10.50% due 12/21/26	ZAR	13,695,000	2,398,828

			3,251,271

Spain — 0.7%
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	1,700,000	$2,324,134

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	2,300,000	411,703

United States — 0.9%
Federal National Mtg. Assoc. 3.38% due 11/01/20		497,440	499,576
3.42% due 10/01/20		398,007	401,035
3.63% due 12/01/20		298,551	304,430
3.75% due 03/01/18		1,000,000	1,054,015
3.84% due 05/01/18(3)		530,000	559,157

			2,818,213

Total Government Agencies (cost $87,235,859)			99,592,656

GOVERNMENT TREASURIES — 17.2%
Italy — 9.4%
Republic of Italy Bonds 3.75% due 03/01/21	EUR	1,725,000	2,125,369
Republic of Italy Bonds 3.75% due 04/15/16	EUR	560,000	754,016
Republic of Italy Bonds 4.00% due 02/01/37	EUR	580,000	600,724
Republic of Italy Bonds 4.25% due 10/15/12	EUR	10,540,000	15,208,073
Republic of Italy Bonds 4.25% due 02/01/15	EUR	1,030,000	1,443,746
Republic of Italy Bonds 4.50% due 02/01/18	EUR	800,000	1,082,732
Republic of Italy Bonds 4.50% due 02/01/20	EUR	1,090,000	1,455,019
Republic of Italy Bonds 4.75% due 09/01/21	EUR	3,040,000	4,011,382
Republic of Italy Bonds 5.00% due 08/01/34	EUR	610,000	744,568
Republic of Italy Bonds 6.00% due 05/01/31	EUR	1,660,000	2,319,658

			29,745,287

United Kingdom — 5.2%
United Kingdom Gilt Treasury Bonds
2.75% due 01/22/15	GBP	1,040,000	1,794,445
United Kingdom Gilt Treasury Bonds
4.00% due 03/07/22	GBP	400,000	707,190
United Kingdom Gilt Treasury Bonds
4.25% due 03/07/36	GBP	210,000	358,538
United Kingdom Gilt Treasury Bonds
4.25% due 12/07/55	GBP	490,000	848,146

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT TREASURIES (continued)
United Kingdom (continued)

United Kingdom Gilt Treasury Bonds
4.50% due 03/07/13	GBP	630,000	1,097,712
United Kingdom Gilt Treasury Bonds
4.50% due 09/07/34	GBP	1,530,000	$2,707,788
United Kingdom Gilt Treasury Bonds
4.50% due 12/07/42	GBP	1,200,000	2,142,823
United Kingdom Gilt Treasury Bonds
5.25% due 06/07/12	GBP	50,000	85,331
United Kingdom Inflation Linked Gilt Treasury Bonds 6.91% due 07/26/16	GBP	1,190,000	6,591,013

			16,332,986

United States — 2.6%
United States Treasury Bonds
3.88% due 08/15/40		2,110,000	2,017,029
4.38% due 11/15/39(4)		2,460,000	2,567,625
4.50% due 08/15/39		700,000	746,046
5.25% due 11/15/28		700,000	840,000
6.00% due 02/15/26		440,000	567,600
6.50% due 11/15/26		680,000	921,400
7.63% due 02/15/25		440,000	647,213

			8,306,913

Total Government Treasuries (cost $55,539,044)			54,385,186

FOREIGN DEBT OBLIGATIONS — 0.5%
Supranational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	575,196

Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,138,300

Total Foreign Debt Obligations (cost $1,350,930)			1,713,496

Total Long-Term Investment Securities (cost $280,395,836)			302,747,066

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Foreign Government Treasuries — 1.3%
Bank Negara Malaysia Monetary Notes
2.81% due 09/27/11	MYR	3,650,000	1,224,119
2.82% due 09/22/11	MYR	3,650,000	1,224,537

			2,448,656

United Mexican States
3.87% due 01/12/12	MXN	186,500,000	1,556,807

Total Foreign Government Treasuries (cost $4,858,728)			4,005,463

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11 (cost $5,735,000)		$5,735,000	$5,735,000

Total Short-Term Investment Securities (cost $10,593,728)			9,740,463

TOTAL INVESTMENTS — (cost $290,989,564)(5)		99.1%	312,487,529
Other assets less liabilities		0.9	2,844,060

NET ASSETS —		100.0%	$315,331,589

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $37,107,236 representing 11.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $7,052,369 representing 2.2% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for cost of investments on a tax basis.
FDIC — Federal Deposit Insurance Corp.
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2011	(Depreciation)

31	Long	Euro-BOBL	September 2011	$5,217,189	$5,323,812	$106,623
31	Long	Euro-Bund	September 2011	5,737,527	5,807,147	69,620
40	Short	Euro-Shatz	September 2011	6,170,973	6,232,844	(61,871)
75	Short	90 Day Euro Dollar	September 2011	18,680,194	18,679,688	506
3	Long	Japanese 10 Year Bond	September 2011	5,471,525	5,512,240	40,715
49	Long	Life Long Gilt	September 2011	9,757,915	10,061,427	303,512
3	Short	U.S. Treasury 2 Year Note	September 2011	659,480	659,766	(286)
222	Long	U.S. Treasury 5 Year Note	September 2011	26,737,844	26,960,859	223,015
237	Long	U.S. Treasury 10 Year Note	September 2011	29,473,812	29,787,938	314,126
39	Short	U.S. Treasury Long Bond	September 2011	4,926,210	4,996,875	(70,665)
9	Short	U.S. Treasury Ultra Long Bond	September 2011	1,153,954	1,187,438	(33,484)

						$891,811

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

Barclays Bank	JPY	153,457,613	USD	1,915,108	9/21/2011	$—	$(79,476)
	USD	3,567,089	GBP	2,231,564	8/5/2011	95,803	—
	USD	26,570,460	JPY	2,103,875,622	8/26/2011	766,721	—
	ZAR	4,358,261	USD	631,687	9/2/2011	—	(17,511)

						862,524	(96,987)

Citibank N.A	AUD	1,619,000	JPY	135,856,766	9/21/2011	—	(1,856)
	AUD	1,094,000	USD	1,150,654	9/21/2011	—	(43,807)
	EUR	535,000	NZD	949,834	9/21/2011	64,035	—
	EUR	1,529,000	USD	2,204,529	9/21/2011	10,056	—
	GBP	1,231,000	USD	1,984,077	9/21/2011	—	(35,487)
	NOK	4,249,480	EUR	549,000	9/21/2011	1,154	—
	NZD	956,000	USD	767,343	9/21/2011	—	(69,943)
	SEK	6,294,659	USD	999,000	9/21/2011	1,153	—
	USD	1,762,033	AUD	1,670,728	9/21/2011	62,115	—
	USD	1,538,489	EUR	1,068,000	9/21/2011	—	(5,658)
	USD	553,000	NOK	3,086,182	9/21/2011	18,406	—
	USD	772,825	NZD	951,000	9/21/2011	60,082	—
	USD	769,000	SEK	5,008,820	9/21/2011	25,012	—

						242,013	(156,751)

Credit Suisse London Branch	CHF	317,487	GBP	238,000	9/21/2011	—	(13,230)

Deutsche Bank AG London	AUD	431,966	EUR	317,000	9/21/2011	—	(16,664)
	DKK	3,840,923	USD	730,269	9/28/2011	—	(9,550)
	EUR	512,282	USD	735,585	9/1/2011	—	(36)
	EUR	773,000	CAD	1,039,322	9/21/2011	—	(22,846)
	USD	659,844	GBP	405,022	8/5/2011	4,960	—

						4,960	(49,096)

HSBC Bank PLC	EUR	2,160,000	SEK	19,859,528	9/21/2011	48,081	—
	EUR	545,000	USD	771,450	9/21/2011	—	(10,753)
	NOK	4,250,225	EUR	549,000	9/21/2011	1,016	—
	NZD	942,000	USD	764,441	9/21/2011	—	(60,583)
	SEK	16,444,081	USD	2,535,895	9/21/2011	—	(70,866)
	USD	240,267	SEK	1,590,159	9/12/2011	11,934	—
	USD	1,997,673	EUR	1,407,000	9/21/2011	21,702	—
	USD	2,842,000	NOK	15,407,186	9/21/2011	10,636	—
	USD	796,000	SEK	5,001,951	9/21/2011	—	(3,077)
	ZAR	12,579,139	USD	1,851,762	9/2/2011	—	(22,002)

						93,369	(167,281)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	(Depreciation)

JPMorgan Chase Bank N.A	GBP	379,762	USD	612,719	8/5/2011	$—	$(10,622)
	USD	1,593,691	NOK	8,573,100	9/21/2011	—	(6,384)

						—	(17,006)

Royal Bank of Canada	CAD	811,000	JPY	67,091,684	9/21/2011	24,148	—
	CAD	960,557	USD	978,000	9/21/2011	—	(26,244)
	EUR	1,068,000	USD	1,511,077	9/21/2011	—	(21,753)
	JPY	31,273,194	CAD	382,000	9/21/2011	—	(7,104)
	SEK	2,511,796	USD	388,000	9/21/2011	—	(10,177)
	USD	2,710,173	AUD	2,532,000	9/21/2011	54,337	—
	USD	2,529,308	CAD	2,466,635	9/21/2011	49,510	—
	USD	767,580	EUR	547,000	9/21/2011	17,493	—

						145,488	(65,278)

Royal Bank of Scotland PLC	AUD	723,000	USD	766,809	9/21/2011	—	(22,583)
	CHF	540,260	EUR	453,000	9/21/2011	—	(36,787)
	CHF	469,434	USD	561,000	9/21/2011	—	(35,892)
	EUR	272,000	CAD	370,183	9/21/2011	—	(3,365)
	EUR	546,000	JPY	60,814,572	9/21/2011	6,807	—
	EUR	540,000	SEK	4,997,268	9/21/2011	17,154	—
	EUR	1,619,000	USD	2,310,527	9/21/2011	—	(13,117)
	GBP	719,000	JPY	92,912,846	9/21/2011	28,063	—
	GBP	942,000	NOK	8,374,936	9/21/2011	5,183	—
	GBP	957,000	USD	1,536,208	9/21/2011	—	(33,834)
	JPY	62,815,797	CAD	747,000	9/21/2011	—	(35,482)
	JPY	90,911,728	USD	1,160,000	9/21/2011	—	(21,636)
	SEK	9,796,353	EUR	1,072,831	9/21/2011	—	(13,182)
	SEK	7,432,165	USD	1,127,000	9/21/2011	—	(51,167)
	USD	762,059	AUD	721,000	9/21/2011	25,150	—
	USD	391,000	CAD	370,142	9/21/2011	—	(4,024)
	USD	3,018,334	GBP	1,863,479	9/21/2011	38,868	—
	USD	2,499,000	JPY	197,350,868	9/21/2011	66,092	—
	USD	955,060	NZD	1,133,000	9/21/2011	37,247	—
	USD	1,281,022	SEK	7,921,069	9/21/2011	—	(25,352)

						224,564	(296,421)

State Street Bank London	CHF	945,262	EUR	775,440	9/21/2011	—	(88,976)

UBS AG London	AUD	1,458,000	USD	1,521,744	9/21/2011	—	(70,142)
	CHF	658,322	EUR	549,000	9/21/2011	—	(49,123)
	CHF	317,805	GBP	237,000	9/21/2011	—	(15,275)
	CHF	1,797,360	USD	2,140,000	9/21/2011	—	(145,370)
	EUR	20,621,649	USD	29,633,310	9/1/2011	21,235	—
	EUR	801,000	CHF	977,921	9/21/2011	93,819	—
	MXN	2,718,481	USD	232,240	9/30/2011	1,876	—
	NOK	6,989,392	USD	1,249,000	9/21/2011	—	(45,084)
	USD	391,000	CAD	369,913	9/21/2011	—	(4,263)
	USD	2,156,000	CHF	1,754,181	9/21/2011	74,468	—
	USD	924,565	EUR	632,571	9/21/2011	—	(16,678)

						191,398	(345,935)

Westpac Banking Corp.	AUD	1,125,116	USD	1,199,936	8/12/2011	—	(34,716)
	AUD	2,297,000	USD	2,432,427	9/21/2011	—	(75,503)
	JPY	61,921,888	AUD	736,000	9/21/2011	—	(1,251)
	NZD	1,561,587	USD	1,270,335	9/21/2011	—	(97,337)
	USD	967,139	AUD	900,000	9/21/2011	15,506	—
	USD	1,939,767	NZD	2,342,000	9/21/2011	111,407	—

						126,913	(208,807)

						$1,891,229	$(1,505,768)

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
MXN  — Mexican Peso
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar
ZAR  — South African Rand

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged		Upfront
				Payments		Payments
				Received	Payments	Made	Gross
	Notional		Termination	by the	Made by	(Received) by	Unrealized
Swap Counterparty	Amount (000’s)		Date	Portfolio	the Portfolio	the Portfolio	Appreciation

Citibank N.A	EUR	$725	12/21/2041	3.750%	6 month EURO	$18,897	$37,924
Credit Suisse First Boston International (London)	AUD	1,950	12/21/2013	5.250%	3 month BBSW	14,060	5,493
	NZD	2,750	12/21/2013	3 month ZDOR	3.750%	—	11,588
	GBP	375	2/8/2016	3.168%	6 month BP	—	31,989
	GBP	350	2/15/2016	3.210%	6 month BP	—	30,896
	GBP	690	2/16/2016	3.201%	6 month BP	—	60,468
	GBP	770	2/18/2016	3.124%	6 month BP	—	63,172
	EUR	37,800	4/18/2016	3.690%	6 month EURO	—	1,428,712
	EUR	2,125	7/19/2016	2.531%	6 month EURO	—	9,718
	USD	7,400	7/26/2016	3.118%	3 month LIBOR	—	38,899
	USD	50	12/21/2016	2.500%	3 month LIBOR	334	1,112
	JPY	1,117,000	12/21/2016	0.750%	6 month JYOR	84,893	69,873
	USD	5,400	7/7/2024	4.533%	3 month LIBOR	—	156,373
	USD	1,850	5/15/2037	4.000%	3 month LIBOR	9,120	54,532
	USD	500	12/21/2041	4.250%	3 month LIBOR	14,169	19,199
Deutsche Bank AG	EUR	16,775	7/15/2016	2.982%	6 month EURO	—	86,523
Royal Bank of Canada	EUR	2,475	7/15/2016	2.571%	6 month EURO	—	18,166
	EUR	2,875	7/18/2016	2.574%	6 month EURO	—	21,449
UBS AG	JPY	1,667,000	2/6/2013	0.466%	6 month JYOR	—	21,178
	AUD	6,600	12/21/2013	5.250%	3 month BBSW	11,410	54,767
	NZD	9,050	12/21/2013	3 month ZDOR	3.750%	8,786	29,348
	JPY	240,000	2/6/2019	1.133%	6 month JYOR	—	73,971

							$2,325,350

				Rates Exchanged		Upfront
				Payments		Payments
	Notional			Received	Payments	Made	Gross
	Amount		Termination	by the	Made by	(Received) by	Unrealized
Swap Counterparty	(000’s)		Date	Portfolio	the Portfolio	the Portfolio	(Depreciation)

Citibank N.A	EUR	$2,280	11/5/2015	2.096%	6 month EURO	$—	$(32,848)
	EUR	8,275	12/21/2016	6 month EURO	3.250%	(160,750)	(195,871)
Credit Suisse First Boston International (London)	USD	3,000	7/7/1944	3 month LIBOR	4.631%	—	(139,792)
	EUR	1,550	12/21/2013	6 month EURO	2.750%	(11,769)	(21,658)
	EUR	54,200	4/18/2014	6 month EURO	3.370%	—	(853,706)
	USD	11,700	7/26/2014	3 month LIBOR	1.679%	—	(33,843)
	CAD	2,425	7/15/2016	3 month CDOR	2.374%	—	(23,053)
	EUR	8,700	4/18/2020	6 month EURO	4.050%	—	(549,544)
Deutsche Bank AG	EUR	24,525	7/15/2014	6 month EURO	2.516%	—	(52,407)
	NZD	2,080	2/18/2016	3 month ZDOR	4.700%	—	(23,608)
	NZD	1,700	2/22/2016	3 month ZDOR	4.683%	—	(18,167)
	EUR	3,875	7/15/2020	6 month EURO	3.453%	—	(19,530)
JPMorgan Chase Bank N.A	USD	1,850	5/15/2037	3 month LIBOR	4.000%	(16,655)	(46,997)
Morgan Stanley & Co. International PLC	GBP	6,575	12/21/2016	6 month BP	3.000%	(54,213)	(302,780)
Royal Bank of Canada	CAD	2,580	11/3/2015	3 month CDOR	2.140%	—	(10,856)
	CAD	3,910	11/4/2015	3 month CDOR	2.115%	—	(12,131)
	EUR	3,440	11/8/2015	2.118%	6 month EURO	—	(41,003)
	CAD	2,875	7/13/2016	3 month CDOR	2.370%	—	(26,911)
	CAD	3,275	7/14/2016	3 month CDOR	2.350%	—	(27,356)
UBS AG	USD	58,800	12/21/2013	3 month LIBOR	1.250%	(390,867)	(196,640)
	JPY	1,108,000	2/6/2015	6 month JYOR	0.628%	—	(94,578)
	NZD	750	2/11/2016	3 month ZDOR	4.635%	—	(6,822)

							$(2,730,101)

Total						$(472,585)	$(404,751)

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Credit Default Swaps on Credit Indicies — Buy Protection (1)

				Implied
	Fixed			Credit
	Deal			Spread at		Value at	Upfront	Unrealized
	(Pay)	Termination		July 31,	Notional	July 31,	Premiums	Appreciation/
Reference Obligation	Rate	Date	Counterparty	2011 (2)	Amount (3)	2011 (4)	Paid/(Received)	(Depreciation)

CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Bank of America N.A.	0.6081%	$15,000,000	$(168,439)	$(159,480)	$(8,959)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Deutsche Bank AG	0.6081%	1,000,000	(11,229)	(11,250)	21
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.6081%	14,000,000	(157,209)	(138,735)	(18,474)

						$(336,877)	$(309,465)	$(27,412)

Credit Default Swaps on Credit Indicies — Sell Protection (5)

				Implied
	Fixed			Credit
	Deal			Spread at		Value at	Upfront	Unrealized
	Receive	Termination		July 31,	Notional	July 31,	Premiums	Appreciation/
Reference Obligation	Rate	Date	Counterparty	2011 (2)	Amount (3)	2011 (4)	Paid/(Received)	(Depreciation)

CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America N.A.	0.9573%	$15,000,000	$29,765	$20,941	$8,824
CDX North American Investment
Grade Index	1.000%	6/20/2016	Deutsche Bank AG	0.9573%	1,000,000	1,984	2,961	(977)
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.9573%	9,700,000	19,248	30,366	(11,118)
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.9573%	14,000,000	27,781	18,683	9,098

						$78,778	$72,951	$5,827

#	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
BBSW  — Bank Bill Swap Reference Rate
BP    — British Pound Offered Rate
CDOR  — Canadian Dollar Offered Rate
EURO  — Euro Offered Rate
JYOR  — Japanese Yen Offered Rate
LIBOR — London Interbank Offered Rate
ZDOR  — New Zealand Dollar Offered Rate

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$22,932,037	$—	$22,932,037
Corporate Bonds & Notes	—	124,123,691	—	124,123,691
Government Agencies	—	99,592,656	—	99,592,656
Government Treasuries	—	54,385,186	—	54,385,186
Foreign Debt Obligations	—	1,713,496	—	1,713,496
Short-Term Investment Securities:
Foreign Government Treasuries	—	4,005,463	—	4,005,463
Time Deposits	—	5,735,000	—	5,735,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,058,117	—	—	1,058,117
Open Forward Foreign Currency Contracts-Appreciation	—	1,891,229	—	1,891,229
Interest Rate Swap Contracts-Appreciation	—	2,325,350	—	2,325,350
Credit Default Swaps on Credit Indices-Buy Protection Appreciation	—	21	—	21
Credit Default Swaps on Credit Indices-Sell Protection Appreciation	—	17,922	—	17,922

Total	$1,058,117	$316,722,051	$—	$317,780,168

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	166,306	—	—	166,306
Open Forward Foreign Currency Contracts-Depreciation	—	1,505,768	—	1,505,768
Interest Rate Swap Contracts-Depreciation	—	2,730,101	—	2,730,101
Credit Default Swaps on Credit Indices-Buy Protection Depreciation	—	27,433	—	27,433
Credit Default Swaps on Credit Indices-Sell Protection Depreciation	—	12,095	—	12,095

Total	$166,306	$4,275,397	$—	$4,441,703

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.5%
Coal	3.1
Medical-Hospitals	3.1
Diversified Banking Institutions	3.1
Cellular Telecom	2.7
Pipelines	2.6
Paper & Related Products	2.5
Electric-Generation	2.4
Casino Hotels	2.4
Cable/Satellite TV	2.2
Telephone-Integrated	2.1
Insurance-Multi-line	2.1
Independent Power Producers	1.9
Rental Auto/Equipment	1.8
Banks-Commercial	1.7
Steel-Producers	1.7
Telecom Services	1.7
Auto-Cars/Light Trucks	1.6
Oil-Field Services	1.6
Chemicals-Plastics	1.3
Financial Guarantee Insurance	1.3
Broadcast Services/Program	1.3
Finance-Other Services	1.2
Containers-Metal/Glass	1.2
Therapeutics	1.1
Auto/Truck Parts & Equipment-Original	1.0
Commercial Services	1.0
Real Estate Investment Trusts	1.0
Medical-Drugs	0.9
Building-Residential/Commercial	0.9
Containers-Paper/Plastic	0.9
Distribution/Wholesale	0.9
Aerospace/Defense-Equipment	0.9
Diversified Manufacturing Operations	0.8
Repurchase Agreements	0.8
Advertising Services	0.8
Marine Services	0.8
Retail-Restaurants	0.8
Funeral Services & Related Items	0.8
Data Processing/Management	0.8
Retail-Toy Stores	0.7
Decision Support Software	0.7
Transport-Air Freight	0.7
Electronic Components-Misc.	0.7
MRI/Medical Diagnostic Imaging	0.7
Publishing-Newspapers	0.7
Real Estate Operations & Development	0.7
Medical Instruments	0.6
Computers-Memory Devices	0.6
Food-Meat Products	0.6
Consulting Services	0.6
Real Estate Management/Services	0.6
Music	0.6
Satellite Telecom	0.6
Computer Graphics	0.6
Retail-Drug Store	0.6
Food-Canned	0.6
Computer Services	0.6
Dialysis Centers	0.6
Web Hosting/Design	0.5
Auto-Heavy Duty Trucks	0.5
Medical Products	0.5
Building & Construction Products-Misc.	0.5
Electric-Integrated	0.5
Insurance-Mutual	0.5
Semiconductor Equipment	0.5
Airlines	0.5
Diversified Financial Services	0.5
Capacitors	0.5
Home Furnishings	0.5
Building Products-Cement	0.5
Finance-Auto Loans	0.5
Finance-Investment Banker/Broker	0.5
Transport-Marine	0.5
Firearms & Ammunition	0.4
Advanced Materials	0.4
Building-Heavy Construction	0.4
Retail-Apparel/Shoe	0.4
Private Corrections	0.4
Banks-Money Center	0.4
Machinery-Farming	0.4
Electronic Components-Semiconductors	0.4
Gas-Transportation	0.4
Transport-Services	0.4
Food-Retail	0.4
Printing-Commercial	0.4
Oil Field Machinery & Equipment	0.4
Theaters	0.4
Chemicals-Diversified	0.4
Cosmetics & Toiletries	0.4
Retail-Propane Distribution	0.4
Seismic Data Collection	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Jewelry	0.3
Oil Refining & Marketing	0.3
Casino Services	0.3
Investment Companies	0.3
Storage/Warehousing	0.3
Consumer Products-Misc.	0.3
Gambling (Non-Hotel)	0.3
Wire & Cable Products	0.3
Television	0.3
Motion Pictures & Services	0.2
Food-Misc.	0.2
Beverages-Non-alcoholic	0.2
Applications Software	0.1
Multimedia	0.1

97.8%

Credit Quality#†

A	1.3%
BBB	1.9
BB	36.6
B	43.6
CCC	8.8
CC	0.2
C	0.2
Not rated@	7.4

100.0%

*	Calculated as a percentage of net assets.

#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES — 84.6%
Advanced Materials — 0.4%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	$1,225,000	$1,269,406

Advertising Services — 0.8%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,505,000	965,081
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	1,350,000	1,395,563

		2,360,644

Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,720,000	1,849,000
Ducommun, Inc. Senior Notes 9.75% due 07/15/18*	575,000	590,812

		2,439,812

Airlines — 0.5%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,397,000	1,486,059

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	252,000	257,040

Auto-Cars/Light Trucks — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	2,975,000	2,915,500

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,425,000	1,549,688

Auto/Truck Parts & Equipment-Original — 1.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	1,380,000	1,459,350
Dana Holding Corp. Senior Notes 6.50% due 02/15/19	125,000	126,562
Dana Holding Corp. Senior Notes 6.75% due 02/15/21	1,300,000	1,321,125

		2,907,037

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(3)	1,975,000	0

Banks-Commercial — 0.7%
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	2,000,000	2,005,000

Banks-Money Center — 0.4%
Dresdner Funding Trust I Jr. Sub. Bonds 8.15% due 06/30/31*	1,320,000	1,194,600

Broadcast Services/Program — 1.3%
Clear Channel Communications, Inc. Company Guar. Notes 9.00% due 03/01/21*†	2,180,000	2,060,100
Fisher Communications, Inc. Company Guar. Notes 8.63% due 09/15/14	91,000	92,820
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,351,000	1,421,927

		3,574,847

Building & Construction Products-Misc. — 0.5%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,525,000	1,545,969

Building Products-Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,375,000	1,340,112

Building-Heavy Construction — 0.4%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	1,358,000	1,259,545

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc. Senior Notes 9.13% due 05/15/19	1,000,000	835,000
KB Home Company Guar. Notes 9.10% due 09/15/17	875,000	870,625
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	825,000	831,187

		2,536,812

Cable/Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21†	2,225,000	2,219,437
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,000,000	1,145,000
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,332,000	1,456,875
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	1,350,000	1,463,063

		6,284,375

Capacitors — 0.5%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,250,000	1,384,375

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Casino Hotels — 2.4%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*	$1,873,660	$2,014,184
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	1,740,000	1,726,950
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	2,570,000	2,830,212
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	145,000	167,113

		6,738,459

Casino Services — 0.3%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,095,000	889,688

Cellular Telecom — 2.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	4,145,000	4,145,000
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21†	1,650,000	1,732,500

		5,877,500

Chemicals-Plastics — 0.8%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	2,130,000	2,257,800

Coal — 3.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	1,800,000	1,854,000
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	375,000	413,438
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	290,000	322,625
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	1,625,000	1,730,625
James River Escrow, Inc. Senior Notes 7.88% due 04/01/19*†	1,625,000	1,637,187
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	1,642,000	1,724,100
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	1,220,000	1,250,500

		8,932,475

Commercial Services — 1.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	2,790,000	2,831,850

Computer Graphics — 0.6%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*†	1,710,000	1,641,600

Computer Services — 0.6%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,535,000	1,604,075

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	1,750,000	1,785,000

Consumer Products-Misc. — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	820,000	829,225

Containers-Metal/Glass — 1.2%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	900,000	990,000
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*†	1,150,000	1,175,875
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	1,130,000	1,130,000

		3,295,875

Containers-Paper/Plastic — 0.9%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	850,000	941,375
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,625,000	1,673,750

		2,615,125

Cosmetics & Toiletries — 0.4%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	930,000	1,011,375

Data Processing/Management — 0.8%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	2,140,000	2,198,850

Decision Support Software — 0.7%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	2,107,000	2,138,605

Dialysis Centers — 0.6%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	1,560,000	1,591,200

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Distribution/Wholesale — 0.9%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	$2,475,000	$2,574,000

Diversified Banking Institutions — 1.5%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(5)	1,727,000	1,778,655
GMAC LLC Sub. Notes 8.00% due 12/31/18†	2,275,000	2,417,187

		4,195,842

Diversified Financial Services — 0.5%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	1,350,000	1,387,125

Diversified Manufacturing Operations — 0.2%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	762,000	685,800

Electric-Generation — 2.4%
AES Corp. Senior Notes 8.00% due 10/15/17	3,045,000	3,288,600
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,890,000	1,304,100
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	445,440	409,805
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	367,180	377,277
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	866,833	936,179
Sithe/Independence Funding Corp. Senior Sec. Notes 9.00% due 12/30/13	445,667	481,864

		6,797,825

Electric-Integrated — 0.5%
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,260	502,638
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*†	1,100,000	1,017,500

		1,520,138

Electronic Components-Misc. — 0.7%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,005,000	1,125,600
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	800,000	918,000

		2,043,600

Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*†	385,000	419,650
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*†	663,000	739,245

		1,158,895

Finance-Auto Loans — 0.5%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	1,300,000	1,326,000

Finance-Investment Banker/Broker — 0.5%
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18*	1,250,000	1,309,375

Finance-Other Services — 0.6%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,770,000	1,827,525

Financial Guarantee Insurance — 1.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	4,825,000	3,642,875

Firearms & Ammunition — 0.4%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	1,192,000	1,275,440

Food-Canned — 0.6%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	1,575,000	1,620,281

Food-Meat Products — 0.6%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*†	650,000	641,875
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	1,000,000	1,168,750

		1,810,625

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	1,000,000	1,075,000

Funeral Services & Related Items — 0.8%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	2,185,000	2,212,312

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Gambling (Non-Hotel) — 0.3%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	$1,336,248	$801,749

Gas-Transportation — 0.4%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	1,100,000	1,124,750

Home Furnishings — 0.5%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	1,380,000	1,345,500

Independent Power Producers — 1.9%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	1,225,000	1,292,375
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(3)	5,150,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,100,000	1,152,250
NGC Corp. Capital Trust I Company Guar. Notes 8.32% due 06/01/27	1,475,000	663,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	1,950,000	1,984,125
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	410,000	422,300

		5,514,800

Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	2,125,000	2,263,125

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*†	1,140,000	1,507,650

Investment Companies — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	807,000	886,691

Machinery-Farming — 0.4%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	1,025,000	1,160,813

Marine Services — 0.8%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19*	2,348,000	2,336,260

Medical Instruments — 0.6%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,775,000	1,841,562

Medical Products — 0.5%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15*	1,500,000	1,548,750

Medical-Drugs — 0.7%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19*†	1,940,000	2,032,150

Medical-Hospitals — 3.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,100,000	1,163,250
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,475,000	2,029,500
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,900,000	2,094,750
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*†	950,000	940,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	919,000	898,322
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18†	1,400,000	1,592,500

		8,718,822

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	625,000	675,781

MRI/Medical Diagnostic Imaging — 0.7%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	1,925,000	1,953,875

Multimedia — 0.1%
Haights Cross Operating Co. FRS Bonds 16.00% due 03/15/14†(1)(3)(10)	475,504	154,539

Music — 0.6%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,625,000	1,724,531

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	875,000	971,250

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 11.00% due 10/12/15	55,000	58,163

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 6.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Senior Notes 9.63% due 10/15/18*	$1,135,000	$1,140,675
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	1,175,000	1,251,375
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	1,395,000	1,440,338
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,826,000	1,972,080
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	375,000	440,625
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21†	592,000	609,760
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	600,000	670,500
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	1,540,000	1,590,050
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	680,000	720,800
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	1,010,000	1,042,825
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	400,000	426,000
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20	1,040,000	1,151,800
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	2,195,000	2,123,662
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	811,000	934,038
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	400,000	433,000
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	734,500
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	975,000	1,057,875
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	745,000	782,250

		18,522,153

Oil Field Machinery & Equipment — 0.4%
Dresser-Rand Group, Inc. Company Guar. Notes 6.50% due 05/01/21*	1,040,000	1,071,200

Oil Refining & Marketing — 0.3%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	810,000	923,400

Oil-Field Services — 0.8%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	915,000	928,725
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	506,000	531,300
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	800,000	816,000

		2,276,025

Paper & Related Products — 1.7%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(7)	1,307,303	1,255,011
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	1,303,000	1,335,575
Mercer International, Inc. Company Guar. Notes 9.50% due 12/01/17	665,000	709,887
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,363,000	1,528,328

		4,828,801

Pipelines — 2.6%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	845,000	878,800
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,425,000	1,524,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	1,515,000	1,541,512
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	855,000	891,338
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	475,000	505,281
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	255,000	279,225

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	$850,000	$901,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	775,000	784,688

		7,306,594

Printing-Commercial — 0.4%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	1,075,000	1,075,000

Private Corrections — 0.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21*	1,200,000	1,200,000

Publishing-Newspapers — 0.7%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17†	1,770,000	1,871,775

Real Estate Investment Trusts — 1.0%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	645,000	706,275
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	2,050,000	2,073,062

		2,779,337

Real Estate Management/Services — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	1,750,000	1,750,000

Real Estate Operations & Development — 0.7%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,825,000	1,858,708

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(3)	3,385,000	339

Rental Auto/Equipment — 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18†	1,200,000	1,300,500
B-Corp Merger Sub, Inc. Senior Notes 8.25% due 06/01/19*	1,270,000	1,282,700
RSC Equipment Rental Inc/RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	1,400,000	1,445,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	1,125,000	1,170,000

		5,198,700

Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21†	615,000	636,525
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	125,000	132,813
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	416,000	478,400

		1,247,738

Retail-Drug Store — 0.6%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20†	1,475,000	1,633,563

Retail-Jewelry — 0.3%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19*	1,000,000	940,000

Retail-Propane Distribution — 0.4%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21*†	670,000	673,350
Inergy LP/Inergy Finance Corp. Company Guar. Notes 7.00% due 10/01/18	323,000	329,460

		1,002,810

Retail-Restaurants — 0.8%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	1,265,000	1,385,175
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	775,000	846,687

		2,231,862

Retail-Toy Stores — 0.7%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	2,000,000	2,140,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(3)(8)(9)	750,000	0

Seismic Data Collection — 0.3%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	1,025,000	1,001,938

Steel-Producers — 1.3%
JMC Steel Group Senior Notes 8.25% due 03/15/18*†	1,150,000	1,193,125
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,324,000	1,406,750
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	1,100,000	1,163,250

		3,763,125

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	$804,000	$838,170

Telecom Services — 1.4%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	399,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,641,875
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17†	1,700,000	1,827,500

		3,868,750

Telephone-Integrated — 2.1%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	675,000	685,125
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	2,775,000	3,045,562
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,135,000	2,311,138

		6,041,825

Television — 0.2%
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(7)	597,304	595,811

Theaters — 0.4%
Cinemark USA, Inc. Senior Sub. Notes 7.38% due 06/15/21*†	1,040,000	1,040,000

Therapeutics — 1.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC Company Guar. Notes 7.75% due 09/15/18*	3,220,000	3,252,200

Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	493,225	429,106
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	1,379,530	1,351,939
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	341,631	334,798

		2,115,843

Transport-Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	1,050,000	1,099,875

Web Hosting/Design — 0.5%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,415,000	1,556,500

Wire & Cable Products — 0.3%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	775,000	804,063

Total U.S. Corporate Bonds & Notes (cost $239,342,736)		241,469,047

FOREIGN CORPORATE BONDS & NOTES — 9.9%
Auto-Cars/Light Trucks — 0.6%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	1,800,000	1,822,500

Banks-Commercial — 1.0%
LBG Capital No. 1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(5)	3,100,000	2,852,000

Cellular Telecom — 0.6%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	1,650,000	1,701,859

Chemicals-Diversified — 0.4%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	950,000	1,028,578

Chemicals-Plastics — 0.5%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,285,000	1,439,200

Computers-Memory Devices — 0.6%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*†	1,725,000	1,811,250

Diversified Banking Institutions — 0.6%
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(5)	1,900,000	1,638,750

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	1,650,000	1,848,000

Finance-Other Services — 0.6%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	1,650,000	1,654,125

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(3)(9)(11)	4,590,000	0

Insurance-Multi-line — 1.3%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	3,777,000	3,569,265

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/08†(1)(3)	$3,329,000	$0

Paper & Related Products — 0.8%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	595,875
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	1,775,000	1,748,375

		2,344,250

Satellite Telecom — 0.6%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	1,675,000	1,695,938

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18	1,350,000	1,495,125

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15†*(10)(11)	1,210,000	24,200

Steel-Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	1,060,000	1,065,300

Telecom Services — 0.3%
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/18*	850,000	847,875

Transport-Marine — 0.5%
CMA CGM SA Senior Notes 8.50% due 04/15/17*	1,725,000	1,285,125

Total Foreign Corporate Bonds & Notes (cost $33,928,685)		28,123,340

LOANS(12)(13) — 0.4%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(1)(2)(4)(9)	1,200,000	480,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/13(1)(4)(6)	1,601,923	80,096

Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11†(1)(3)(4)(10)(14)(18)	1,669,715	720,399

Total Loans (cost $4,451,805)		1,280,495

COMMON STOCK — 1.0%
Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(3)	103	0

Food-Misc. — 0.2%
Wornick Co.†(1)(3)(4)	8,418	502,597

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(1)(3)(4)	17,578	4,482

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3)(4)(15)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(3)(4)	70,165	1,754

Oil-Field Services — 0.8%
Stallion Oilfield Services, Ltd.†(1)(3)(4)	53,296	2,338,362

Total Common Stock (cost $3,424,848)		2,847,837

PREFERRED STOCK — 1.0%
Diversified Banking Institutions — 1.0%
Ally Financial, Inc. 7.00%*	3,132	2,845,422

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3)(4)	39,177	196

Total Preferred Stock (cost $2,740,904)		2,845,618

WARRANTS† — 0.1%
Publishing-Periodicals — 0.0%
Reader’s Digest Association, Inc. Expires 02/19/14(1)(3)	6,261	0

Television — 0.1%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(3)	408	71,400
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(3)	408	112,200

		183,600

Total Warrants (cost $6,483)		183,600

Total Long-Term Investment Securities (cost $283,895,461)		276,749,937

REPURCHASE AGREEMENT — 0.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(16) (cost $2,409,000)	$2,409,000	2,409,000

TOTAL INVESTMENTS (cost $286,304,461)(17)	97.8%	279,158,937
Other assets less liabilities	2.2	6,246,909

NET ASSETS	100.0%	$285,405,846

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $117,479,586 representing 41.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $5,722,017 representing 2.0% of net assets.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2011, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Value	% of
	Acquisition	Amount/	Acquisition		Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Critical Care Systems International, Inc. Common Stock	06/26/06	70,165	$583,324	$1,754	$0.02	0.00%
Le-Natures, Inc. 7.00% due 03/01/11 Loan Agreement	09/26/06	$1,200,000	1,200,000	480,000	40.00	0.17
Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	2,402	55,294
	07/29/05	15,176	349,393

		17,578	404,687	4,482	0.25	0.00
Stallion Oilfield Services, Ltd. Common Stock	02/02/10	53,296	1,930,000	2,338,362	43.88	0.82
TOUSA, Inc. 12.25% due 08/15/13 Loan Agreement	10/11/07	1,022,829	931,684
	01/29/08	11,293	14,571
	03/14/08	10,700	14,171
	04/09/08	26,285	26,285
	06/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295
	09/30/09	38,857	38,857
	12/30/09	40,056	40,056
	03/31/10	40,396	40,396
	07/06/10	42,078	42,078
	09/30/10	43,840	43,840
	12/31/10	45,194	45,194
	03/30/11	45,576	45,576
	06/30/11	47,475	47,475

		1,601,923	1,517,527	80,096	5.00	0.03

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal			Value	% of
	Acquisition	Amount/	Acquisition		Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Triax Pharmaceuticals LLC 16.50% due 08/30/11 Loan Agreement	08/31/07	$1,500,000	$1,393,239
	10/31/07	3,875	22,599
	01/24/08	11,404	11,404
	04/16/08	11,239	11,239
	07/01/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885
	04/28/10	48,437	48,437
	01/01/11	12,611	12,611
	04/01/11	12,155	12,155

		1,669,715	1,581,678	$720,399	$43.15	0.25%
Triax Pharmaceuticals LLC Common Stock	08/31/07	128,418	53,936	642	0.00	0.00
Triax Pharmaceuticals LLC Class C Preferred Stock	08/31/07	39,177	78,353	196	0.01	0.00
Wornick Co. Common Stock	08/08/08	8,418	1,113,241	502,597	59.71	0.18

				$4,128,528		1.45%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond, preferred stock or loan that pays interest/dividends in the form of additional bonds, preferred stocks or loans.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Company has filed for Chapter 7 bankruptcy protection.
(9)	Bond is in default and did not pay principal at maturity.
(10)	Security in default
(11)	Company has filed for bankruptcy protection in country of issuance.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	A portion of the interest is paid in the form of additional bonds/loans.
(15)	Consists of more than one type of securities traded together as a unit.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 3 for cost of investments on a tax basis.
(18)	Subsequent to July 31, 2011, bond is in default of principal at maturity.
BTL — Bank Term Loan
FRS — Floating Rate Security
The rates shown on FRS are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$237,382,232	$4,086,815	$241,469,047
Foreign Corporate Bonds & Notes	—	28,123,340	0	28,123,340
Loans	—	—	1,280,495	1,280,495
Common Stock	—	—	2,847,837	2,847,837
Preferred Stock	—	2,845,422	196	2,845,618
Warrants	—	—	183,600	183,600
Repurchase Agreement	—	2,409,000	—	2,409,000

Total	$—	$270,759,994	$8,398,943	$279,158,937

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2011	$1,424,640	$11,393,113	$0	$1,194,803	$2,348,383	$196	$69,360
Accrued discounts	—	84,390	—	28,829	—	—	—
Accrued premiums	—	(151)	—	—	—	—	—
Realized gain	—	174,956	—	—	—	—	—
Realized loss	—	(1,755,998)	—	—	(291,344)	—	—
Change in unrealized appreciation(1)	—	2,025,893	—	105,000	1,134,536	—	114,240
Change in unrealized depreciation(1)	(152,640)	(600,885)	—	(165,955)	(15,205)	—	—
Net purchases	—	47,188	—	117,818	—	—	—
Net sales	(1,272,000)	(7,281,691)	—	—	(328,533)	—	—
Transfers into Level 3(2)	—	—	—	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—	—	—	—

Balance as of 7/31/2011	$—	$4,086,815	$0	$1,280,495	$2,847,837	$196	$183,600

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

$—	$(444,848)	$—	$(60,955)	$855,786	$—	$114,240

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	27.3%
Sovereign	14.5
Diversified Financial Services	8.6
United States Treasury Notes	8.5
Banks-Commercial	7.9
Diversified Banking Institutions	6.0
Repurchase Agreements	5.4
Oil Companies-Exploration & Production	4.3
Oil Companies-Integrated	3.5
U.S. Municipal Bonds & Notes	2.5
Finance-Investment Banker/Broker	2.4
United States Treasury Bonds	2.2
Government National Mtg. Assoc.	2.1
Finance-Auto Loans	1.6
Banks-Mortgage	1.5
Banks-Money Center	1.3
Finance-Leasing Companies	0.9
Steel-Producers	0.8
Auto-Cars/Light Trucks	0.7
Sovereign Agency	0.6
U.S. Government Agencies	0.6
Medical-Hospitals	0.6
Special Purpose Entities	0.6
Cable/Satellite TV	0.4
Finance-Credit Card	0.4
Federal Home Loan Mtg. Corp.	0.4
Sugar	0.3
Banks-Special Purpose	0.3
Building Products-Wood	0.3
Banks-Super Regional	0.2
Telephone-Integrated	0.2
Tobacco	0.2
Diamonds/Precious Stones	0.1
Finance-Consumer Loans	0.1
Insurance-Life/Health	0.1

107.4%

Credit Quality#†

Government-Agency	30.8%
Government-Treasury	10.7
AAA	21.7
AA	4.4
A	13.4
BBB	10.5
BB	3.7
B	2.0
CCC	0.1
C	0.2
Below C	0.1
Not Rated@	2.4

100.0%

*	Calculated as a percentage of net assets.

#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Standard and Poors

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 7.8%
Diversified Financial Services — 7.8%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.55% due 10/27/25		$892,715	$905,275
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 2.62% due 05/16/47*(1)	EUR	4,209,397	6,046,057
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 2.62% due 11/19/47*(1)	EUR	10,400,000	14,936,450
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36		448,312	304,727
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)		144,266	148,318
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.25% due 11/25/36		11,503	8,097
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/46		2,660,612	2,598,404
Fosse Master Issuer PLC FRS Series 2011-1A, Class A2 1.65% due 10/18/54*		6,700,000	6,714,099
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.79% due 09/25/35(1)		401,981	377,327
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.38% due 01/19/38(1)		577,356	380,627
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.69% due 03/25/35(1)		545,061	428,544
Magnolia Funding, Ltd. Series 2010-1A, Class A1 3.00% due 04/20/17*	EUR	1,954,987	2,803,353
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.65% due 07/15/42*(1)		7,000,000	7,015,330
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 2.91% due 07/15/42*(1)	EUR	4,900,000	7,034,006
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.76% due 02/16/19*		3,000,338	2,996,606
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(1)		526,744	391,196
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.54% due 10/25/18(1)		230,176	222,362
SLC Student Loan Trust Series 2009-AA, Class A 4.75% due 06/15/33*		3,073,008	3,109,267
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.27% due 07/25/17		356,540	353,440
SLM Student Loan Trust FRS Series 2008-7, Class A1 0.65% due 10/27/14		71,967	72,019
SLM Student Loan Trust FRS Series 2008-9, Class A 1.75% due 04/25/23		2,010,802	2,071,447
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(2)		1,000,000	1,088,933
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.42% due 04/25/45(1)		170,558	140,953
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.48% due 10/25/45(1)		493,498	402,505

Total Asset Backed Securities (cost $58,844,928)			60,549,342

U.S. CORPORATE BONDS & NOTES — 14.1%
Auto-Cars/Light Trucks — 0.0%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11		100,000	100,509

Banks-Commercial — 1.4%
CIT Group, Inc. Sec. Notes 5.25% due 04/01/14*		6,300,000	6,315,750
CIT Group, Inc. Sec. Notes 7.00% due 05/01/14		88,116	88,777
CIT Group, Inc. Sec. Notes 7.00% due 05/01/15		158,007	158,402
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16		263,346	264,004
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17		368,684	369,606
Wachovia Bank NA FRS Sub. Notes 0.58% due 03/15/16		3,600,000	3,395,300

			10,591,839

Banks-Super Regional — 0.2%
JP Morgan Chase Bank NA FRS Sub. Notes 0.58% due 06/13/16		600,000	558,524
KeyCorp Senior Notes 6.50% due 05/14/13		1,000,000	1,084,097

			1,642,621

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Building Products-Wood — 0.3%
Masco Corp. Senior Notes 6.13% due 10/03/16		$2,000,000	$2,044,742

Cable/Satellite TV — 0.4%
CSC Holdings LLC Senior Notes 8.50% due 06/15/15		3,255,000	3,515,400

Diversified Banking Institutions — 4.8%
Ally Financial, Inc. FRS Company Guar. Notes 3.65% due 06/20/14		500,000	492,500
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20		4,100,000	4,392,125
Bank of America Corp. Senior Notes 5.65% due 05/01/18		7,900,000	8,360,215
Bank of America Corp. Senior Notes 5.75% due 12/01/17		1,600,000	1,710,958
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		1,700,000	1,822,794
Citigroup, Inc. Senior Notes 6.13% due 11/21/17		2,400,000	2,690,165
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,308,973
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		4,700,000	5,177,802
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	334,070
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20		1,800,000	1,795,424
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	793,636
Morgan Stanley FRS Senior Notes 0.73% due 10/15/15		100,000	93,860
Morgan Stanley FRS Senior Notes 1.25% due 04/29/13		7,100,000	7,048,262
Morgan Stanley Senior Notes 2.88% due 07/28/14		500,000	503,782
Morgan Stanley Senior Notes 5.50% due 07/28/21		800,000	824,602

			37,349,168

Diversified Financial Services — 0.8%
General Electric Capital Corp. FRS Senior Notes 1.10% due 01/07/14		6,100,000	6,114,727

Finance-Auto Loans — 0.8%
Ford Motor Credit Co LLC Senior Notes 5.63% due 09/15/15		5,800,000	6,166,752
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11		200,000	200,279

			6,367,031

Finance-Consumer Loans — 0.1%
SLM Corp. FRS Senior Notes 0.48% due 10/25/11		500,000	498,776

Finance-Credit Card — 0.4%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,332,956

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	441,433
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17†		900,000	1,039,322
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,564,017
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18(3)(4)†		1,000,000	273,750
Merrill Lynch & Co., Inc. FRS Senior Notes 1.73% due 05/30/14	EUR	200,000	278,427
Merrill Lynch & Co., Inc. FRS Senior Notes 2.28% due 09/27/12	EUR	800,000	1,127,358
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/15		3,900,000	4,119,933
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18†		1,900,000	2,126,180
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	934,817

			11,905,237

Insurance-Life/Health — 0.1%
Pricoa Global Funding I FRS Notes 0.45% due 09/27/13*		400,000	395,264

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(3)(5)(6)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(3)(5)(6)		400,000	0

			0

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical-Hospitals — 0.6%
HCA, Inc. Sec. Notes 9.63% due 11/15/16		$4,200,000	$4,494,000

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)		205,000	2

Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc. FRS Senior Notes 1.02% due 02/03/14		6,100,000	6,154,510
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/18		7,800,000	8,661,837

			14,816,347

Special Purpose Entities — 0.4%
Barnett Capital Trust III FRS Notes 0.90% due 02/01/27		2,700,000	1,982,796
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(5)(6)		76,130	85,938
SSIF Nevada LP FRS Bank Guar. Notes 0.95% due 04/14/14*		1,100,000	1,101,470

			3,170,204

Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,361,109

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	673,934
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/13		500,000	551,591

			1,225,525

Total U.S. Corporate Bonds & Notes (cost $105,783,299)			108,925,457

FOREIGN CORPORATE BONDS & NOTES — 21.4%
Auto-Cars/Light Trucks — 0.7%
Volkswagen International Finance NV FRS Company Guar. Notes 0.70% due 10/01/12*		3,800,000	3,809,135
Volkswagen International Finance NV FRS Company Guar. Notes 0.86% due 04/01/14*		1,800,000	1,805,848

			5,614,983

Banks-Commercial — 6.5%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*		1,000,000	1,086,749
Barclays Bank PLC FRS Senior Notes 1.29% due 01/13/14		6,400,000	6,412,928
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(7)		6,100,000	6,115,250
Barclays Bank PLC FRS Sub. Notes 14.00% due 06/15/19(7)	GBP	100,000	198,616
Canadian Imperial Bank of Commerce Bonds 2.00% due 02/04/13*		2,900,000	2,955,146
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/21		8,400,000	8,887,839
DnB NOR Boligkreditt Bonds 2.90% due 03/29/16*(5)		6,000,000	6,185,808
Group BPCE SA Senior Notes 2.38% due 10/04/13*		3,000,000	3,000,989
Intesa Sanpaolo SpA FRS Notes 2.66% due 02/24/14*		6,400,000	6,290,797
National Australia Bank, Ltd. FRS Senior Notes 0.97% due 04/11/14*(5)		6,900,000	6,894,304
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(7)(8)		1,200,000	1,065,000
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,423,874

			50,517,300

Banks-Money Center — 1.3%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,377,389
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*		3,500,000	3,584,948
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*		600,000	609,052
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/24*(7)		4,100,000	4,560,981

			10,132,370

Banks-Mortgage — 1.5%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.85% due 04/25/14		6,200,000	6,107,277
Stadshypotek AB Notes 1.45% due 09/30/13*		5,700,000	5,769,252

			11,876,529

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Banks-Special Purpose — 0.3%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		$2,200,000	$2,507,871

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/20		500,000	548,125

Diversified Banking Institutions — 1.2%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(7)		1,000,000	935,000
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,072,774
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,561,507
UBS AG FRS Senior Notes 1.36% due 02/23/12		3,800,000	3,821,569

			9,390,850

Finance-Auto Loans — 0.8%
Fiat Finance & Trade SA Company Guar. Notes 9.00% due 07/30/12	EUR	4,000,000	5,963,132

Finance-Investment Banker/Broker — 0.9%
Credit Agricole Home Loan SFH FRS Bonds 1.00% due 07/21/14*		7,000,000	7,002,634

Finance-Leasing Companies — 0.9%
Banque PSA Finance FRS Senior Notes 2.15% due 04/04/14*		6,700,000	6,719,725

Oil Companies-Exploration & Production — 2.4%
Gaz Capital SA Bonds 8.15% due 04/11/18		15,600,000	18,759,000

Oil Companies-Integrated — 3.5%
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/20		7,800,000	8,552,864
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19		7,800,000	9,609,724
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/21		7,800,000	8,322,600
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	481,206

			26,966,394

Paper & Related Products — 0.0%
Pindo Deli Finance BV VRS Company Guar. Bonds zero coupon due 04/28/27*(5)		1,743,170	43,579
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(5)		432,197	42,787
Pindo Deli Finance BV FRS Company Guar. Notes 3.05% due 04/28/15*(5)		73,261	13,187
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/27*(5)		724,965	18,124
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/18*(5)		293,490	29,056
Tjiwi Kimia Finance BV FRS Company Guar. Notes 3.05% due 04/28/15(5)		195,908	30,464

			177,197

Special Purpose Entity — 0.2%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*		1,100,000	1,174,973

Steel-Producers — 0.8%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*		5,700,000	5,819,534

Sugar — 0.3%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		2,300,000	2,631,333

Total Foreign Corporate Bonds & Notes (cost $160,260,596)			165,801,950

FOREIGN GOVERNMENT AGENCIES — 14.2%
Sovereign — 14.2%
Commonwealth of Australia Bonds 5.50% due 12/15/13	AUD	8,000,000	9,007,935
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	10,100,000	16,454,335
Government of Australia Bonds 4.75% due 06/15/16	AUD	10,700,000	11,891,619
Government of Australia Bonds 5.25% due 03/15/19	AUD	19,300,000	21,952,727
Government of Australia Bonds 6.00% due 02/15/17	AUD	3,300,000	3,881,660
Government of Canada Notes 1.50% due 03/01/12	CAD	13,700,000	14,372,203
Government of Canada Bonds 1.75% due 03/01/13	CAD	600,000	632,133

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Principal	Value
Security Description		Amount**	(Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)

Government of Canada Bonds 2.25% due 08/01/14	CAD	30,000,000	$31,974,672
Russian Federation Senior Bonds 7.50% due 03/31/30*(9)		339	405

Total Foreign Government Agencies (cost $103,629,564)			110,167,689

U.S. GOVERNMENT AGENCIES — 30.1%
Federal Home Loan Mtg. Corp. — 0.4%
4.50% due 03/01/41		988,507	1,031,810
4.50% due August TBA		1,000,000	1,042,500
Federal Home Loan Mtg. Corp. REMIC FRS
Series T-62, Class 1A1 1.48% due 10/25/44(1)		161,014	163,684
Series T-61, Class 1A1 1.69% due 07/25/44(1)		884,165	880,849

			3,118,843

Federal National Mtg. Assoc. — 27.3%
3.50% due 12/01/40		3,707,044	3,628,889
3.50% due 01/01/41		2,554,585	2,500,728
3.50% due 02/01/41		33,245,384	32,544,482
3.50% due 03/01/41		21,798,808	21,339,233
3.50% due August TBA		20,000,000	20,559,376
4.00% due 01/01/14		115,388	118,033
4.00% due 05/01/25		1,783,842	1,872,517
4.00% due 06/01/25		2,078,283	2,181,593
4.00% due 07/01/25		184,872	194,062
4.00% due 08/01/25		10,330,374	10,843,895
4.00% due 10/01/25		942,499	989,350
4.00% due 01/01/26		1,104,041	1,158,923
4.00% due 02/01/26		9,915,031	10,403,256
4.00% due 03/01/26		13,194,641	13,845,330
4.00% due 04/01/26		13,544,699	14,211,654
4.00% due 05/01/26		5,927,599	6,219,481
4.00% due 10/01/39		36,091	36,774
4.00% due 03/01/40		23,048	23,441
4.00% due 10/01/40		995,586	1,012,553
4.00% due 11/01/40		100,745	102,462
4.00% due 12/01/40		10,100,975	10,273,119
4.00% due 01/01/41		22,737,719	23,125,071
4.00% due 02/01/41		11,170,412	11,357,853
4.00% due 03/01/41		1,864,950	1,896,733
4.00% due August TBA		16,000,000	16,314,375
4.50% due 10/01/24		520,143	554,033
4.50% due 02/01/25		748,338	796,630
4.50% due 02/01/38		595,629	623,164
4.50% due 06/01/39		1,667,614	1,743,922
5.50% due 10/01/36		204,452	222,141
Federal National Mtg. Assoc. FRS 2.55% due 06/01/35		318,742	333,748

			211,026,821

Government National Mtg. Assoc. — 2.1%
4.50% due 01/15/40		1,151,466	1,229,265
4.50% due 02/15/40		1,026,631	1,095,995
4.50% due 03/15/40		797,242	851,107
4.50% due 04/15/40		2,025,662	2,162,524
4.50% due 05/15/40		1,795,154	1,918,687
4.50% due 06/15/40		948,713	1,012,812
4.50% due 08/15/40		250,034	266,927
4.50% due 09/15/40		22,882	24,428
4.50% due 10/15/40		1,370,219	1,462,797
4.50% due 12/15/40		4,005,506	4,276,137
4.50% due 02/15/41		962,533	1,027,566
Government National Mtg. Assoc. FRS 0.49% due 05/20/37(1)		725,890	721,284

			16,049,529

Sovereign — 0.3%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14		2,100,000	2,749,635

Total U.S. Government Agencies (cost $227,056,070)			232,944,828

U.S. GOVERNMENT TREASURIES — 10.5%
United States Treasury Bonds — 2.2%
United States Treasury Bonds 2.13% due 02/15/41 TIPS		3,712,932	4,375,460
3.88% due 08/15/40		100,000	95,594
4.38% due 02/15/38		400,000	419,250
4.38% due 05/15/41		10,000,000	10,409,400
7.13% due 02/15/23		1,100,000	1,533,984

			16,833,688

United States Treasury Notes — 8.3%
1.13% due 01/15/21(11) TIPS		13,629,000	14,682,058
1.50% due 06/30/16(12)		5,200,000	5,239,832
2.00% due 07/15/21 TIPS		6,313,356	6,469,220
2.13% due 12/31/15(12)		700,000	730,625
2.25% due 07/31/18		11,900,000	12,005,053
2.63% due 08/15/20(11)		20,300,000	20,236,563
3.13% due 05/15/21		4,500,000	4,623,030

			63,986,381

Total U.S. Government Treasuries (cost $78,791,493)			80,820,069

MUNICIPAL BONDS & NOTES — 2.5%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/40		800,000	903,936
Chicago Transit Authority Revenue Series B 6.90% due 12/01/40		900,000	1,016,928
District of Columbia Revenue 5.59% due 12/01/34		4,000,000	4,347,640
East Bay Municipal Utility District Revenue 5.87% due 06/01/40		2,200,000	2,449,216
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/19		400,000	410,852

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount**	(Note 2)

MUNICIPAL BONDS & NOTES (continued)

Kentucky State Property & Building Commission Revenue 4.40% due 11/01/20	$500,000	$506,800
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/25	1,000,000	1,028,130
New York City Transitional Finance Authority Revenue 4.73% due 11/01/23	800,000	866,176
New York City Transitional Finance Authority Revenue 4.91% due 11/01/24	500,000	546,185
New York City Transitional Finance Authority Revenue 5.08% due 11/01/25	500,000	551,100
Ohio Housing Finance Agency Revenue Series F 6.04% due 09/01/17	200,000	208,850
State of Illinois General Obligation Bonds 4.42% due 01/01/15	100,000	103,815
State of Illinois General Obligation Bonds 2.77% due 01/01/12	6,500,000	6,539,715

Total Municipal Bonds & Notes (cost $18,401,368)		19,479,343

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(5)(6)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda, Ltd.	2	2

Total Common Stock (cost $400,000)		2

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(5)(6) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6) (cost $0)	250	45,000

PUT OPTIONS — PURCHASED — 0.0%
Put Options — Purchased(5)(13) (cost $21,340)	8,800,000	9,354

Total Long-Term Investment Securities (cost $753,188,658)		778,743,040

SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 1.2%
Federal Home Loan Mtg. Corp. 0.05% due 11/02/11	4,500,000	4,498,488
Federal National Mtg. Assoc. 0.06% due 11/09/11	4,800,000	4,798,267

		9,296,755

United States Treasury Notes — 0.2%
0.03% due 11/10/11	145,000	144,960
0.18% due 08/18/11(11)	1,345,000	1,344,949

		1,489,909

Total Short-Term Investment Securities (cost $10,788,568)		10,786,664

REPURCHASE AGREEMENTS — 5.4%
Agreement with Banc of America Securities LLC, bearing interest at 0.16% dated 07/29/11, to be repurchased 08/01/11 in the amount of $20,000,267 and collateralized by $3,500,000 of United States Treasury Bills bearing interest at 0.75% due 06/15/14 and by $16,502,000 of United States Treasury Bills bearing interest at 1.75% due 05/31/16 and having a combined approximate value of $20,450,834	20,000,000	20,000,000
Agreement with J.P. Morgan Securities., bearing interest at 0.20%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $10,000,167 and collateralized by $10,139,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.00% due 01/09/12 and having approximate value of $10,223,559	10,000,000	10,000,000
Agreement with Barclays Capital Inc., bearing interest at 0.17%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $5,000,071 and collateralized by $5,081,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.50% due 01/01/41 and having approximate value of $5,214,417	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc., bearing interest at 0.20%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $6,600,110 and collateralized by $6,705,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.00% due 09/08/11 and having approximate value of $6,755,829	6,600,000	6,600,000

Total Repurchase Agreements (cost $41,600,000)		41,600,000

TOTAL INVESTMENTS (cost $805,577,226) (10)	107.4%	831,129,704
Liabilities in excess of other assets	(7.4)	(57,210,734)

NET ASSETS	100.0%	$773,918,970

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount**	(Note 2)

BONDS & NOTES SOLD SHORT — (4.4)%
U.S. Government Agencies. — (4.4)%
Federal National Mtg. Assoc.
3.50% due August 30 TBA	$(13,000,000)	$(12,711,562)
4.50% due August 15 TBA	(1,000,000)	(1,062,969)
4.50% due August 30 TBA	(2,000,000)	(2,087,500)

		(15,862,031)

Government National Mtg. Assoc.
4.50% due August TBA	(15,000,000)	(15,984,375)
6.00% due September TBA	(2,000,000)	(2,230,625)

		(18,215,000)

Total Bonds & Notes Sold Short (proceeds $(33,783,893))		$(34,077,031)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $136,717,186 representing 17.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Dollar
GBP — British Pound
USD — United States Dollar
LIBOR — London Interbank Offered Rate
BBA — British Banking Association
FRS — Floating Rate Securities
VRS — Variable Rate Securities
REMIC — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS — Treasury Inflation Protected Security
The rates shown on FRS and VRS are the current interest rates as of July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $13,352,607 representing 1.7% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or portion thereof represents collateral for written options on interest rate swap contracts.
(13)	Options — Purchased

Put Options — Purchased

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Paid	July 31, 2011	(Depreciation)

Put option to enter an interest rate swap with Goldman Sachs Bank USA for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	$2.00	$8,800,000	$21,340	$9,354	$(11,986)

Written Straddle Options@

							Unrealized
		Expiration	Exercise	Notional	Premiums	Value at	Appreciation/
Description	Counterparty	Date	Price*	Amount	Paid	July 31, 2011	Depreciation

Call & Put — OTC 1 Year vs. 2 Year Forward Volatility Agreement	Morgan Stanley	11/14/2011	$—	$6,200,000	$67,332	$95,344	$(28,012)
Call & Put — OTC 1 Year vs. 1 Year Forward Volatility Agreement	Goldman Sachs	10/11/2011	—	12,400,000	$65,474	67,226	(1,752)

				$18,600,000	$132,806	$162,570	$(29,764)

*	Exercise price and final cost determined on a future date, based upon implied volatility parameters.
@	Illiquid security

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Written Options on Interest Rate Swap Contracts

						Unrealized
	Expiration	Strike	Notional	Premiums	Value at	Appreciation/
Issue	Month	Price	Amount	Received	July 31, 2011	(Depreciation)

Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 3.00% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	$3.00	$2,600,000	$22,849	$4,351	$18,498
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing on 06/20/2015	June 2012	2.75	10,200,000	99,960	21,896	78,064
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	600,000	4,080	3	4,077
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	5,700,000	34,803	26	34,777
Put option to enter an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	100,000	690	1	689
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	700,000	4,784	1,532	3,252
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	600,000	4,088	1,313	2,775
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 2.25% versus the three month USD-LIBOR-BBA maturing on 09/26/2014	September 2012	2.25	1,400,000	8,522	3,065	5,457
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	1.00	8,800,000	50,206	24,407	25,799
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 10.00% versus the three month USD-LIBOR-BBA maturing on 07/12/2022	July 2012	10.00	300,000	2,040	1	2,039

			$31,000,000	$232,022	$56,595	$175,427

USD   — United States Dollar

LIBOR  — London Interbank Offered Rate

BBA   — British Banking Association

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Written Call Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	July 31, 2011	(Depreciation)

CME 90-Day Eurodollar	September 2011	$99.38	70	$30,675	$49,875	$(19,200)

Written Put Options on Exchange Traded Futures

						Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	July 31, 2011	(Depreciation)

CME 90-Day Eurodollar	September 2011	$99.38	70	$40,725	$6,125	$34,600

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2011	(Depreciation)

702	Long	3 Month Euro EURIBOR Futures	September 2011	$247,701,938	$248,077,968	$376,030
499	Long	Euro-BOBL	September 2011	83,649,789	85,690,193	2,040,404
921	Long	90 Day Euro Dollar Futures	December 2011	228,967,739	229,110,263	142,524
152	Long	90 Day Euro Dollar Futures	March 2014	36,848,980	37,373,000	524,020
299	Long	90 Day Euro Dollar Futures	March 2012	74,091,275	74,350,088	258,813
246	Short	10 Year U.S. Treasury Note Futures	September 2011	29,765,786	30,919,125	(1,153,339)

						$2,188,452

Open Forward Foreign Currency Contracts

	Contract to		In		Delivery	Unrealized	Unrealized
Counterparty	Deliver		Exchange For		Date	Appreciation	Depreciation

Bank of America N.A.	AUD	31,328,000	USD	34,147,520	8/31/2011	$—	$(148,345)
	CAD	172,000	USD	181,152	8/2/2011	1,132	—
	USD	844,000	CNY	5,608,380	9/14/2011	26,887	—
	USD	180,942	CAD	172,000	9/19/2011	—	(1,112)
	USD	966,522	EUR	677,000	10/19/2011	4,422	—
	USD	451,287	CNY	2,908,996	2/13/2012	2,249	—

						34,690	(149,457)

Barclays Bank PLC	BRL	260,327	USD	161,774	9/2/2011	—	(4,750)
	KRW	2,591,040,000	USD	2,400,000	8/12/2011	—	(55,827)
	NOK	19,961,000	USD	3,620,636	8/8/2011	—	(85,295)
	USD	162,806	BRL	260,327	8/2/2011	5,055	—
	USD	1,553,534	MYR	4,800,000	8/11/2011	62,626	—
	USD	312,848	SGD	400,000	9/9/2011	19,377	—
	USD	9,869,000	MXN	116,383,928	11/18/2011	—	(49,746)
	USD	8,692,397	TWD	249,124,090	1/11/2012	—	(24,481)
	USD	1,254,931	CNY	8,085,738	2/13/2012	5,701	—

						92,759	(220,099)

Citibank N.A.	JPY	165,176,000	USD	2,055,540	10/17/2011	—	(91,922)
	USD	3,014,418	MYR	9,300,000	8/11/2011	116,892	—
	USD	703,752	SGD	900,000	9/9/2011	43,756	—
	USD	294,000	CNY	1,952,160	9/14/2011	9,138	—
	USD	2,687,335	CNY	17,318,712	2/13/2012	12,792	—
	USD	926,926	CNY	5,818,313	2/1/2013	—	(5,240)

						182,578	(97,162)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Contract to		In		Delivery	Unrealized	Unrealized
Counterparty	Deliver		Exchange For		Date	Appreciation	Depreciation

Credit Suisse London Branch	EUR	23,443,000	USD	32,732,289	10/19/2011	$—	$(889,343)
	USD	13,543,736	CAD	13,020,000	9/19/2011	69,011	—

						69,011	(889,343)

Goldman Sachs International	USD	812,222	SGD	1,000,000	9/9/2011	18,341	—
	USD	1,253,000	CNY	7,860,069	2/1/2013	—	(7,878)

						18,341	(7,878)

HSBC Bank USA	MXN	3,311,559	USD	281,734	11/18/2011	2,340	—
	USD	876,566	MYR	2,697,632	8/11/2011	31,727	—
	USD	1,748,434	INR	78,959,280	8/12/2011	35,124	—
	USD	700,000	CNY	4,466,000	2/13/2012	—	(3,714)

						69,191	(3,714)

JPMorgan Chase Bank N.A.	INR	78,959,280	USD	1,775,164	8/12/2011	—	(8,395)
	KRW	8,214,310,000	USD	7,751,909	8/12/2011	—	(33,739)
	MYR	18,397,632	USD	6,122,340	8/11/2011	—	(72,142)
	USD	7,282,270	NOK	38,572,000	8/8/2011	—	(121,048)
	USD	519,228	MYR	1,600,000	8/11/2011	19,492	—
	USD	14,352,059	KRW	15,760,714,000	8/12/2011	586,184	—
	USD	4,339,048	SGD	5,401,342	9/9/2011	147,110	—
	USD	975,329	EUR	690,000	10/19/2011	14,260	—
	USD	7,710,071	KRW	8,214,310,000	11/14/2011	26,806	—
	USD	881,871	CNY	5,668,666	11/15/2011	—	(750)
	USD	6,574,799	CNY	42,147,481	2/13/2012	—	(3,663)
	USD	6,065,820	MYR	18,397,632	4/23/2012	15,680	—
	USD	1,698,780	INR	78,959,280	7/12/2012	—	(590)

						809,532	(240,327)

Morgan Stanley And Co., Inc.	EUR	23,443,000	USD	32,667,821	10/19/2011	—	(953,811)
	USD	6,900,323	MXN	82,386,404	11/18/2011	50,578	—

						50,578	(953,811)

Royal Bank of Canada	CAD	50,482,000	USD	51,190,840	9/19/2011	—	(1,589,399)

Royal Bank of Scotland PLC	KRW	2,353,528,000	USD	2,180,000	8/12/2011	—	(50,709)
	USD	1,586,120	SGD	2,000,000	9/9/2011	75,007	—
	USD	183,000	CNY	1,213,290	9/14/2011	5,403	—
	USD	1,195,000	CNY	7,648,000	11/4/2011	—	(6,659)

						80,410	(57,368)

UBS AG	BRL	260,327	USD	161,033	8/2/2011	—	(6,827)
	CNY	11,684,400	USD	1,813,785	9/14/2011	—	(606)
	GBP	2,464,000	USD	4,045,920	9/13/2011	3,155	—
	KRW	2,601,836,000	USD	2,410,000	8/12/2011	—	(56,060)
	USD	1,139,810	SGD	1,400,000	9/9/2011	22,979	—
	USD	439,000	CNY	2,910,570	9/14/2011	12,962	—
	USD	1,818,290	CNY	11,708,877	2/13/2012	7,220	—
	USD	1,850,261	CNY	11,684,400	8/5/2013	18,256	—

						64,572	(63,493)

Net Unrealized Appreciation/(Depreciation)						$1,471,662	$(4,272,051)

AUD  — Australian Dollar
BRL  — Brazilian Real
CAD  — Canadian Dollar
CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
INR  — Indian Rupee
JPY  — Japanese Yen
KRW  — South Korean Won
MXN  — Mexican Peso
MYR  — Malaysian Ringgit
NOK  — Norwegian Krone
SGD  — Singapore Dollar
TWD  — Taiwan Dollar
USD  — United States Dollar

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Interest Rate Swap Contracts@

				Rates Exchanged		Upfront
				Payments		Payments	Gross
				Received	Payments	Made	Unrealized
	Notional		Termination	by the	Made by	(Received) by	Appreciation/
Swap Counterparty	Amount (000’s)		Date	Portfolio	the Portfolio	the Portfolio	(Depreciation)

Barclays Bank PLC	AUD	5,000	1/2/12	5.500%	6 month AUD Bank Bill	$(28,104)	$86,311
	BRL	2,100	1/2/14	11.990%	1-Year BRL-CDI	1,067	(2,393)
	BRL	30,300	1/2/13	11.910%	1-Year BRL-CDI	243,041	(115,618)
	BRL	1,300	1/2/14	12.510%	1-Year BRL-CDI	1,363	(5,433)
Goldman Sachs Bank USA	BRL	32,600	1/2/14	11.960%	1-Year BRL-CDI	(49,829)	7,427
	BRL	3,100	1/2/13	11.930%	1-Year BRL-CDI	(15,516)	32,822
HSBC Bank USA NA	BRL	11,400	1/2/14	11.935%	1-Year BRL-CDI	47,180	(136,404)
	BRL	7,500	1/2/14	12.120%	1-Year BRL-CDI	28,075	(1,008)
	BRL	8,900	1/2/13	11.890%	1-Year BRL-CDI	33,551	13,298
	BRL	1,400	1/2/14	12.555%	1-Year BRL-CDI	2,295	(5,692)
Morgan Stanley Capital Services, Inc.	BRL	400	1/2/13	11.980%	1-Year BRL-CDI	5,065	(2,373)
	BRL	3,400	1/2/13	12.590%	1-Year BRL-CDI	8,878	32,653
	MXN	69,600	3/5/13	6.500%	28-Day MXN — TIIE	(3,390)	74,120
UBS AG	BRL	6,700	1/2/13	12.510%	1-Year BRL-CDI	(7,831)	6,766
	MXN	87,100	6/2/21	7.500%	28-Day MXN — TIIE	282,809	74,028

Total						$548,654	$58,504

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied
	Fixed			Credit
	Deal			Spread at			Upfront	Unrealized
	(Pay)	Termination		July 31,	Notional		Premiums	Appreciation/
Reference Obligation	Rate	Date	Counterparty	2011 (3)	Amount (2)	Value	Paid/(Received)	(Depreciation)

Masco Corp.
6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	3.3372%	$1,800,000	$(141,216)	$(303,848)	$162,632
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.2921%	1,100,000	(6,673)	—	(6,673)
Reynolds American, Inc.
7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.4864%	500,000	(6,793)	—	(6,793)
Tate & Lyle International Finance PLC
6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.8284%	2,300,000	(34,924)	—	(34,924)

						$(189,606)	$(303,848)	$114,242

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

BRL-CDI  — Brazil Interbank Deposit Rate
EURIBOR — Euro Interbank Offered Rate
LIBOR   — London Interbank Offered Rate
TIIE    — Tasa de Interés Interbancaria de Equilibrio

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$60,549,342	$—	$60,549,342
U.S. Corporate Bonds & Notes	—	108,839,519	85,938	108,925,457
Foreign Corporate Bonds & Notes	—	165,801,950	—	165,801,950
Foreign Government Agencies	—	110,167,689	—	110,167,689
U.S. Government Agencies	—	232,944,828	—	232,944,828
U.S. Government Treasuries	—	80,820,069	—	80,820,069
Municipal Bonds & Notes	—	19,479,343	—	19,479,343
Common Stock	2	—	0	2
Membership Interest Certificates	—	—	6	6
Warrants	—	—	45,000	45,000
Put Options — Purchased	—	9,354	—	9,354
Short-Term Investment Securities:
U.S. Government Agencies	—	9,296,755	—	9,296,755
U.S. Government Treasuries	—	1,489,909	—	1,489,909
Repurchase Agreements	—	41,600,000	—	41,600,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	175,427	—	175,427
Written Put Options on Exchange Traded Futures — Appreciation	34,600	—	—	34,600
Open Futures Contracts-Appreciation	3,341,791	—	—	3,341,791
Open Forward Foreign Currency Contracts-Appreciation	—	1,471,662		1,471,662
Interest Rate Swaps Contracts-Appreciation	—	327,425	—	327,425
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Appreciation	—	162,632	—	162,632

Total	$3,376,393	$833,135,904	$130,944	$836,643,241

LIABILITIES:
Bonds & Notes Sold Short:
U.S. Government Agencies	—	34,077,031	—	34,077,031
Other Financial Instruments:@
Written Straddle Options — Depreciation	—	29,764	—	29,764
Written Call Options on Exchange Traded Futures — Depreciation	19,200	—	—	19,200
Open Futures Contracts-Depreciation	1,153,339	—	—	1,153,339
Open Forward Foreign Currency Contracts-Depreciation	—	4,272,051	—	4,272,051
Interest Rate Swaps Contracts-Depreciation	—	268,921	—	268,921
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Depreciation	—	48,390	—	48,390

Total	$1,172,539	$38,696,157	$—	$39,868,696

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

				Membership
	Asset Backed	U.S. Corporate	Common	Interest
	Securities	Bonds & Notes	Stock	Certificates	Warrants

Balance as of 1/31/2011	$3,476,179	$95,872	$0	$6	$45,000
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	—	—
Realized gain	—	—	—	—	—
Realized loss	—	(1,419)	—	—	—
Change in unrealized appreciation(1)	20,089	7,492	—	—	—
Change in unrealized depreciation(1)	—	—	—	—	—
Net purchases	—	—	—	—	—
Net sales	(499,662)	(16,007)	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers out of Level 3(2)	(2,996,606)	—	—	—	—

Balance as of 7/31/2011	$—	$85,938	$0	$6	$45,000

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

			Membership
Asset Backed	U.S. Corporate	Common	Interest
Securities	Bonds & Notes	Stock	Certificates	Warrants

$—	$7,492	$—	$—	$—

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc	8.4%
Federal Home Loan Mtg. Corp.	7.3
Diversified Financial Services	6.8
United States Treasury Notes	6.3
Repurchase Agreements	5.1
Oil Companies-Integrated	4.3
Diversified Banking Institutions	3.5
Computers	2.9
Medical-Drugs	2.7
Banks-Super Regional	2.6
Government National Mtg. Assoc.	2.6
Telephone-Integrated	2.5
U.S. Government Agencies	2.2
Oil Companies-Exploration & Production	2.1
Diversified Manufacturing Operations	2.0
Multimedia	1.8
Oil-Field Services	1.5
Computer Services	1.5
Electric-Integrated	1.4
Medical Products	1.4
Medical-HMO	1.4
Medical-Biomedical/Gene	1.3
Insurance-Life/Health	1.3
Chemicals-Diversified	1.3
United States Treasury Bonds	1.2
Applications Software	1.2
Enterprise Software/Service	1.1
Electronic Components-Semiconductors	1.0
Tobacco	1.0
Banks-Commercial	1.0
Beverages-Non-alcoholic	1.0
Cosmetics & Toiletries	0.9
Transport-Rail	0.9
Insurance-Multi-line	0.9
Food-Misc.	0.8
Auto-Cars/Light Trucks	0.8
Retail-Discount	0.8
Networking Products	0.8
Television	0.7
Finance-Credit Card	0.7
Real Estate Investment Trusts	0.7
Auto/Truck Parts & Equipment-Original	0.7
Cable/Satellite TV	0.6
Gas-Distribution	0.6
Wireless Equipment	0.6
Consumer Products-Misc.	0.6
Aerospace/Defense-Equipment	0.5
Pipelines	0.5
E-Commerce/Products	0.5
Insurance-Reinsurance	0.5
Machinery-Construction & Mining	0.5
Auto-Heavy Duty Trucks	0.5
Semiconductor Equipment	0.4
Cruise Lines	0.4
Metal-Copper	0.4
Medical-Wholesale Drug Distribution	0.4
Investment Management/Advisor Services	0.4
Computers-Memory Devices	0.4
Cellular Telecom	0.3
Special Purpose Entities	0.3
Retail-Building Products	0.3
Oil Field Machinery & Equipment	0.3%
Engineering/R&D Services	0.3
Retail-Restaurants	0.3
Sovereign	0.3
Food-Retail	0.3
Electric Products-Misc.	0.3
Airlines	0.3
Medical-Hospitals	0.3
Office Automation & Equipment	0.3
Web Portals/ISP	0.3
Commercial Services	0.2
Commercial Services-Finance	0.2
Medical Instruments	0.2
Industrial Gases	0.2
Retail-Regional Department Stores	0.2
Retail-Drug Store	0.2
Aerospace/Defense	0.2
Home Furnishings	0.2
Food-Meat Products	0.2
Instruments-Scientific	0.2
Electronic Components-Misc.	0.2
Finance-Other Services	0.2
Retail-Auto Parts	0.2
Tennessee Valley Authority	0.2
Federal Home Loan Bank	0.2
Building-Residential/Commercial	0.2
Finance-Auto Loans	0.2
Hotels/Motels	0.2
Municipal Bonds	0.2
Finance-Investment Banker/Broker	0.2
Medical-Generic Drugs	0.2
Metal-Iron	0.1
Oil Refining & Marketing	0.1
Metal-Aluminum	0.1
Publishing-Newspapers	0.1
Electronic Measurement Instruments	0.1
Diversified Minerals	0.1
Retail-Apparel/Shoe	0.1
Apparel Manufacturers	0.1
Banks-Fiduciary	0.1
E-Commerce/Services	0.1
Chemicals-Specialty	0.1
Vitamins & Nutrition Products	0.1
Batteries/Battery Systems	0.1
Athletic Footwear	0.1
Internet Security	0.1
Footwear & Related Apparel	0.1
Brewery	0.1
Retail-Jewelry	0.1
Beverages-Wine/Spirits	0.1
Therapeutics	0.1
Auction Houses/Art Dealers	0.1
Independent Power Producers	0.1
Printing-Commercial	0.1
Transactional Software	0.1
Retail-Computer Equipment	0.1
Agricultural Chemicals	0.1
Casino Hotels	0.1
Food-Wholesale/Distribution	0.1
Telecommunication Equipment	0.1
Schools	0.1

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited) — (continued)

Broadcast Services/Program	0.1%
Data Processing/Management	0.1
Semiconductor Components-Integrated Circuits	0.1
Electronic Forms	0.1
Steel-Producers	0.1
Machinery-Farming	0.1
Satellite Telecom	0.1
Dialysis Centers	0.1
Medical Labs & Testing Services	0.1
Banks-Money Center	0.1

110.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.9%
Aerospace/Defense — 0.2%
General Dynamics Corp.	4,300	$293,002

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	8,973	743,323

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	800	124,256

Airlines — 0.3%
Alaska Air Group, Inc.†	2,500	152,800
Delta Air Lines, Inc.†	8,900	70,221
United Continental Holdings, Inc.†	8,600	155,832

		378,853

Apparel Manufacturers — 0.1%
VF Corp.	1,100	128,480

Applications Software — 1.2%
Citrix Systems, Inc.†	677	48,771
Microsoft Corp.	57,211	1,567,581

		1,616,352

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,600	144,240

Auction House/Art Dealers — 0.1%
Sotheby’s	3,100	131,285

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	20,800	253,968
General Motors Co.†	30,965	857,111

		1,111,079

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	2,500	128,275
PACCAR, Inc.	12,162	520,655

		648,930

Auto/Truck Parts & Equipment-Original — 0.7%
Johnson Controls, Inc.	21,344	788,661
TRW Automotive Holdings Corp.†	2,500	126,175

		914,836

Banks-Commercial — 0.1%
SVB Financial Group†	506	30,876
Zions Bancorporation	4,002	87,644

		118,520

Banks-Fiduciary — 0.1%
State Street Corp.	3,901	161,774

Banks-Super Regional — 2.3%
Capital One Financial Corp.	9,450	451,710
Fifth Third Bancorp	8,323	105,286
Huntington Bancshares, Inc.	28,522	172,416
PNC Financial Services Group, Inc.	7,500	407,175
SunTrust Banks, Inc.	12,500	306,125
US Bancorp	8,432	219,738
Wells Fargo & Co.	54,360	1,518,818

		3,181,268

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,900	153,216

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	13,745	934,797
Coca-Cola Enterprises, Inc.	4,900	137,739
Dr. Pepper Snapple Group, Inc.	1,152	43,500
PepsiCo, Inc.	2,977	190,647

		1,306,683

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	6,500	132,535

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	4,878	86,292
NVR, Inc.†	213	144,859

		231,151

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	13,325	320,067
Time Warner Cable, Inc.	1,800	131,958

		452,025

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	800	122,944

Cellular Telecom — 0.2%
Sprint Nextel Corp.†	73,452	310,702

Chemicals-Diversified — 1.2%
Dow Chemical Co.	3,673	128,078
E.I. du Pont de Nemours & Co.	13,090	673,088
Georgia Gulf Corp.†	4,062	81,402
LyondellBasell Industries NV, Class A	3,200	126,272
PPG Industries, Inc.	3,400	286,280
Rockwood Holdings, Inc.†	2,500	151,175
Westlake Chemical Corp.	2,400	124,200

		1,570,495

Chemicals-Specialty — 0.1%
Eastman Chemical Co.	1,300	125,567

Commercial Services — 0.2%
Alliance Data Systems Corp.†	1,650	162,261
Weight Watchers International, Inc.	1,800	138,942

		301,203

Commercial Services-Finance — 0.2%
H&R Block, Inc.	1,900	28,424
Mastercard, Inc., Class A	752	228,044
Visa, Inc., Class A	798	68,261

		324,729

Computer Data Security — 0.0%
Fortinet, Inc.†	2,600	52,832

Computer Services — 1.5%
Accenture PLC, Class A	6,193	366,254
Cognizant Technology Solutions Corp., Class A†	3,431	239,724
International Business Machines Corp.	7,879	1,432,796

		2,038,774

Computers — 2.9%
Apple, Inc.†	9,935	3,879,419

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Computers-Memory Devices — 0.4%
EMC Corp.†	14,411	$375,839
SanDisk Corp.†	2,800	119,084

		494,923

Consulting Services — 0.0%
Genpact, Ltd.†	1,644	27,126

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	5,400	352,944

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	5,084	428,988
Procter & Gamble Co.	13,480	828,885

		1,257,873

Cruise Lines — 0.4%
Carnival Corp.(1)	15,699	522,777

Dialysis Centers — 0.1%
DaVita, Inc.†	903	75,437

Diversified Banking Institutions — 2.4%
Bank of America Corp.	63,908	620,547
Citigroup, Inc.	37,325	1,431,040
Goldman Sachs Group, Inc.	6,280	847,612
Morgan Stanley	16,793	373,644

		3,272,843

Diversified Manufacturing Operations — 2.0%
3M Co.	3,780	329,389
General Electric Co.	14,277	255,701
Honeywell International, Inc.	18,383	976,138
Parker Hannifin Corp.	5,900	466,218
Tyco International, Ltd.	16,183	716,745

		2,744,191

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	3,173	706,056

E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	3,900	161,421

Electric Products-Misc. — 0.3%
Emerson Electric Co.	7,925	389,038

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	9,350	344,641
Constellation Energy Group, Inc.	2,796	108,569
NextEra Energy, Inc.	7,704	425,646
Northeast Utilities	5,110	173,740
NV Energy, Inc.	6,054	89,841
Public Service Enterprise Group, Inc.	2,267	74,244

		1,216,681

Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	5,763	198,420
Vishay Intertechnology, Inc.†	6,000	82,620

		281,040

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	18,865	699,326
Freescale Semiconductor Holdings I, Ltd.†	11,599	189,412
Xilinx, Inc.	14,675	471,067

		1,359,805

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,500	97,020

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,100	172,856

Engineering/R&D Services — 0.3%
Fluor Corp.	4,651	295,478
KBR, Inc.	4,400	156,860

		452,338

Enterprise Software/Service — 1.0%
Oracle Corp.	43,234	1,322,096

Finance-Credit Card — 0.5%
American Express Co.	4,162	208,266
Discover Financial Services	17,400	445,614

		653,880

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	5,234	96,096

Finance-Other Services — 0.2%
CME Group, Inc.	551	159,344
IntercontinentalExchange, Inc.†	844	104,065

		263,409

Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	6,700	147,534
Tyson Foods, Inc., Class A	7,900	138,724

		286,258

Food-Misc. — 0.5%
Campbell Soup Co.	6,697	221,336
General Mills, Inc.	6,372	237,994
Kraft Foods, Inc., Class A	6,988	240,248

		699,578

Food-Retail — 0.3%
Kroger Co.	14,000	348,180

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,945	120,678

Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,400	138,950

Gas-Distribution — 0.6%
AGL Resources, Inc.	1,204	49,123
CenterPoint Energy, Inc.	5,029	98,468
Sempra Energy	14,177	718,632

		866,223

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	2,100	151,221

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,261	69,305
Wyndham Worldwide Corp.	4,600	159,114

		228,419

Independent Power Producers — 0.1%
Calpine Corp.†	3,063	49,774
GenOn Energy, Inc.†	703	2,734
NRG Energy, Inc.†	3,121	76,527

		129,035

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	3,491	$309,756

Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.†	4,684	281,462

Insurance-Life/Health — 1.1%
Aflac, Inc.	5,326	245,315
Lincoln National Corp.	5,900	156,350
Protective Life Corp.	5,800	123,308
Prudential Financial, Inc.	16,619	975,203

		1,500,176

Insurance-Multi-line — 0.8%
ACE, Ltd.	7,082	474,353
Hartford Financial Services Group, Inc.	2,400	56,208
MetLife, Inc.	9,481	390,712
XL Group PLC	5,660	116,143

		1,037,416

Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	2,141	68,234
Berkshire Hathaway, Inc., Class B†	2,369	175,709
Endurance Specialty Holdings, Ltd.	2,000	81,480
Everest Re Group, Ltd.	729	59,865
Reinsurance Group of America, Inc.	2,300	133,883
RenaissanceRe Holdings, Ltd.	2,133	148,435

		667,606

Internet Security — 0.1%
Symantec Corp.†	7,300	139,138

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	6,600	357,060
Invesco, Ltd.	6,506	144,303

		501,363

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	5,000	493,950
Joy Global, Inc.	1,800	169,056

		663,006

Machinery-General Industrial — 0.0%
Gardner Denver, Inc.	352	30,022

Medical Instruments — 0.2%
Medtronic, Inc.	1,200	43,260
St. Jude Medical, Inc.	5,855	272,258

		315,518

Medical Products — 1.3%
Becton, Dickinson and Co.	3,686	308,186
Cooper Cos., Inc.	1,900	145,331
Covidien PLC	12,848	652,550
Johnson & Johnson	11,053	716,124

		1,822,191

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	5,100	278,970
Biogen Idec, Inc.†	8,658	881,990
Celgene Corp.†	6,739	399,623
Dendreon Corp.†	3,444	127,084

		1,687,667

Medical-Drugs — 2.6%
Abbott Laboratories	13,651	700,569
Endo Pharmaceuticals Holdings, Inc.†	4,000	149,000
Merck & Co., Inc.	36,326	1,239,806
Pfizer, Inc.	73,799	1,419,893

		3,509,268

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	2,032	94,772

Medical-HMO — 1.2%
AMERIGROUP Corp.†	2,400	132,000
Humana, Inc.	7,786	580,680
UnitedHealth Group, Inc.	16,233	805,644
WellPoint, Inc.	1,463	98,825

		1,617,149

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	1,500	74,460

Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	9,415	412,000
McKesson Corp.	1,121	90,936

		502,936

Metal-Aluminum — 0.1%
Alcoa, Inc.	12,716	187,307

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	9,656	511,382

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,250	202,095

Multimedia — 1.5%
Time Warner, Inc.	38,954	1,369,623
Viacom, Inc., Class B	9,800	474,516
Walt Disney Co.	4,995	192,907

		2,037,046

Networking Products — 0.7%
Cisco Systems, Inc.	39,855	636,484
Juniper Networks, Inc.†	12,710	297,287

		933,771

Office Automation & Equipment — 0.3%
Xerox Corp.	37,900	353,607

Oil Companies-Exploration & Production — 1.9%
Apache Corp.	5,335	660,046
Devon Energy Corp.	1,195	94,046
Energen Corp.	2,400	141,144
EOG Resources, Inc.	3,070	313,140
Occidental Petroleum Corp.	12,366	1,214,094
Southwestern Energy Co.†	2,478	110,420

		2,532,890

Oil Companies-Integrated — 4.1%
Chevron Corp.	20,848	2,168,609
ConocoPhillips	9,984	718,748
Exxon Mobil Corp.	25,857	2,063,130
Marathon Oil Corp.	4,400	136,268
Marathon Petroleum Corp.	9,773	427,960

		5,514,715

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	2,270	$126,984
Complete Production Services, Inc.†	2,200	85,536
National Oilwell Varco, Inc.	3,000	241,710

		454,230

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	5,400	135,648

Oil-Field Services — 1.5%
Baker Hughes, Inc.	3,674	284,294
Halliburton Co.	8,000	437,840
Schlumberger, Ltd.	15,103	1,364,858

		2,086,992

Pipelines — 0.1%
Williams Cos., Inc.	5,361	169,944

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	6,700	126,027

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	13,816	176,292

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	7,900	132,562
HCP, Inc.	4,800	176,304
Health Care REIT, Inc.	2,800	147,784
Prologis, Inc.	4,695	167,283
Simon Property Group, Inc.	1,409	169,798

		793,731

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	4,500	170,370

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	892	254,621

Retail-Building Products — 0.3%
Home Depot, Inc.	7,987	278,986
Lowe’s Cos., Inc.	5,837	125,962

		404,948

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	5,300	124,974

Retail-Discount — 0.6%
Target Corp.	8,709	448,426
Wal-Mart Stores, Inc.	6,950	366,335

		814,761

Retail-Drug Store — 0.1%
CVS Caremark Corp.	5,798	210,757

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	3,200	137,088

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	2,138	116,970
Macy’s, Inc.	6,600	190,542

		307,512

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	965	49,022
Yum! Brands, Inc.	6,379	336,939

		385,961

Schools — 0.1%
ITT Educational Services, Inc.†	1,367	117,111

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	3,110	106,984

Semiconductor Equipment — 0.4%
Lam Research Corp.†	13,202	539,698
Novellus Systems, Inc.†	1,092	33,895

		573,593

Telecommunication Equipment — 0.1%
Harris Corp.	3,000	119,610

Telephone-Integrated — 1.6%
AT&T, Inc.	28,131	823,112
CenturyLink, Inc.	9,734	361,229
Frontier Communications Corp.	1,597	11,962
Verizon Communications, Inc.	27,811	981,450

		2,177,753

Television — 0.7%
CBS Corp., Class B	35,881	982,063

Therapeutics — 0.1%
Warner Chilcott PLC, Class A	6,300	132,426

Tobacco — 0.8%
Lorillard, Inc.	3,100	329,282
Philip Morris International, Inc.	11,400	811,338

		1,140,620

Transactional Software — 0.1%
VeriFone Systems, Inc.†	3,186	125,433

Transport-Rail — 0.9%
Norfolk Southern Corp.	16,149	1,222,479

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	2,800	156,016

Web Portals/ISP — 0.3%
Google, Inc., Class A†	579	349,537

Wireless Equipment — 0.6%
American Tower Corp., Class A†	2,320	121,870
Motorola Mobility Holdings, Inc.†	679	15,196
QUALCOMM, Inc.	11,896	651,663

		788,729

Total Common Stock (cost $74,182,948)		81,359,794

ASSET BACKED SECURITIES — 6.7%
Automobile — 0.0%
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A2 0.70% due 08/15/12	$17,767	$17,770

Diversified Financial Services — 6.7%
American Home Mtg. Assets FRS Series 2006-2, Class 1A1 1.22% due 09/25/46(2)	87,786	43,329
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/19(2)	114,325	115,727
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(2)	52,717	54,044

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Bank of America Credit Card Trust FRS Series 2008-A7, Class A7 0.89% due 12/15/14	$110,000	$110,643
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/11/38(3)	55,000	54,090
Citibank Omni Master Trust FRS Series 2010-5A, Class A 2.29% due 05/16/16*	480,000	485,788
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	321,457	220,815
Citigroup Mtg. Loan Trust, Inc., FRS Series 2007-WFH2, Class A2 0.34% due 03/25/37	131,056	124,237
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	298,662	217,682
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.39% due 07/25/36(2)	590,350	253,392
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	621,577	427,567
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/35(2)	136,125	126,583
Credit Suisse Mtg. Capital Certificates VRS Series 2004-AR8, Class 2A1 2.67% due 09/25/34(2)	95,111	88,258
Daimler Chrysler Auto Trust Series 2007-A, Class A4 5.28% due 03/08/13	98,309	99,644
Discover Card Master Trust FRS Series 2009-A1, Class A1 1.49% due 12/15/14	100,000	101,078
Discover Card Master Trust FRS Series 2009-A2, Class A 1.49% due 02/17/15	480,000	485,846
First National Master Note Trust FRS Series 2009-3, Class A 1.54% due 07/15/15	585,000	589,210
First Union National Bank Commercial Mtg. Series 2002-C1, Class A2 6.14% due 02/12/34(3)	199,162	201,478
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	1,000,000	1,087,246
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.35% due 04/25/36	498,243	310,041
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/42(3)	206,000	214,453
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/32(3)	295,000	313,243
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.31% due 09/15/21*(3)	92,745	91,257
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	74,189	59,125
MBNA Credit Card Master Note Trust FRS Series 2002-A3, Class A3 0.43% due 09/15/14	345,000	345,350
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.22% due 11/12/37(3)	1,000,000	1,096,315
Morgan Stanley Capital I, Series 2006-IQ12 Class A4 5.33% due 12/15/43(3)	265,000	287,341
Nissan Auto Lease Trust Series 2011-A, Class A2B 0.37% due 01/15/14	275,000	275,031
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.25% due 06/25/37	119,363	116,161
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.21% due 10/15/44(3)	90,000	98,516
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.74% due 05/15/43(3)	145,000	160,594
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(3)	110,000	114,077
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	187,671	115,208
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.34% due 05/25/36	138,827	136,476
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 05/25/34	105,000	107,356
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/20(2)	69,931	72,096
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	322,688	302,576

		9,101,873

Total Asset Backed Securities (cost $9,857,034)		9,119,643

U.S. CORPORATE BONDS & NOTES — 7.0%
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Senior Notes 8.00% due 12/15/16	35,000	38,456

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/21	$165,000	$166,785
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	285,000	299,362

		466,147

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	120,000	138,010

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17†	100,000	109,250

Cable TV — 0.0%
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	40,000	47,360

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	100,000	105,500
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	77,301
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/31	110,000	117,387
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	117,425
Time Warner Cable, Inc. Senior Notes 5.88% due 11/15/40	45,000	46,326

		463,939

Cellular Telecom — 0.0%
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18†	30,000	31,913

Chemicals-Diversified — 0.1%
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	113,250

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16	35,000	34,650

Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	55,000	61,050

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	25,000

Consumer Products-Misc. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17†	25,000	26,156
Jarden Corp. Company Guar. Notes 8.00% due 05/01/16	35,000	37,975
Reynolds Group Issuer, Inc. Senior Sec. Notes 7.13% due 04/15/19*	100,000	97,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/19*	100,000	99,500
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18	95,000	105,688

		366,569

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/20*	100,000	107,000

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.63% due 03/17/16	135,000	135,550
Bank of America Corp. Senior Notes 3.75% due 07/12/16	125,000	125,513
Bank of America Corp. Senior Notes 4.50% due 04/01/15	90,000	94,078
Bank of America Corp. Senior Notes 5.65% due 05/01/18	80,000	84,661
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	125,000	133,481
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	60,000	65,423
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	25,000	27,829
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	65,000	72,374
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18†	45,000	49,575
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	85,000	85,491
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	128,976
Morgan Stanley Senior Notes 5.50% due 01/26/20	80,000	82,944

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

Morgan Stanley Senior Notes 5.75% due 01/25/21	$100,000	$105,274

		1,191,169

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	35,000	35,557
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	115,000	118,414

		153,971

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	40,000	45,067

Electric-Generation — 0.0%
The AES Corp. Senior Notes 9.75% due 04/15/16	45,000	51,525

Electric-Integrated — 0.4%
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	175,000	196,287
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/21	65,000	63,455
Georgia Power Co. Senior Notes 5.65% due 03/01/37	55,000	59,153
Nevada Power Co. Bonds 5.45% due 05/15/41	60,000	62,655
Nisource Finance Corp. Company Guar. Notes 5.95% due 06/15/41	65,000	66,867
Oncor Electric Delivery Co., LLC Senior Sec. Notes 5.25% due 09/30/40	45,000	45,556
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09(4)(5)†	200,000	0
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/20	95,000	102,411

		596,384

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/18	45,000	46,238

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/40*	85,000	90,292
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	35,115
Oracle Corp. Notes 6.50% due 04/15/38	15,000	18,379

		143,786

Finance-Auto Loans — 0.1%
Ford Motor Credit Co., LLC Senior Notes 6.63% due 08/15/17	100,000	109,534

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/13	275,000	306,360

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	80,125
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(5)(6)(7)(8)	230,000	23

		80,148

Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	150,000	169,232
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	247,971

		417,203

Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/41*	45,000	46,261

Home Furnishings — 0.1%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14†	90,000	90,450
Simmons Bedding Co. Company Guar. Notes 11.25% due 07/15/15*	45,000	47,475

		137,925

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	179,056
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19†	85,000	103,023

		282,079

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/13*	100,000	106,291

Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	70,000	79,275

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	$60,000	$71,433

Medical Products — 0.1%
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(9)	85,000	92,650

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/42	55,000	58,544
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/21	65,000	67,829

		126,373

Medical-Drugs — 0.1%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	55,000	58,576
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/22*	55,000	52,938

		111,514

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	65,000	75,607

Medical-HMO — 0.2%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	65,000	68,793
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/40	85,000	89,792
WellPoint, Inc. Senior Notes 5.80% due 08/15/40	45,000	47,849

		206,434

Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15†	15,000	15,506
HCA, Inc. Sec. Notes 9.63% due 11/15/16(9)†	145,000	155,150
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16†	115,000	119,025

		289,681

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	70,000	71,413
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/41	40,000	43,327

		114,740

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	80,000	84,315

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17†	50,000	58,942
Apache Corp. Senior Notes 5.10% due 09/01/40	90,000	91,410
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/15	35,000	37,887

		188,239

Oil Companies-Integrated — 0.1%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	60,000	72,988

Oil Refining & Marketing — 0.0%
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	50,000	54,234

Pipelines — 0.4%
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*†	60,000	65,155
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	73,219
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	65,000	65,016
Enterprise Products Operating LLC Company Guar. Notes 7.55% due 04/15/38	50,000	63,116
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	20,000	21,595
ONEOK Partners LP Senior Notes 6.13% due 02/01/41	95,000	102,203
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	100,000	110,905
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	45,000	52,215

		553,424

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/21	70,000	74,953
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	60,000	61,875

		136,828

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/41	$55,000	$59,728

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	104,698
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	90,000	99,588

		204,286

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*†	77,808	92,413

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37†	50,000	57,603

Special Purpose Entity — 0.2%
NCUA Guaranteed Notes FRS Govt. Guar. Notes 0.21% due 06/12/13	265,000	265,000

Telecom Services — 0.0%
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17†	35,000	37,625

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.30% due 01/15/38	100,000	110,675
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	70,000	71,050
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	80,000	86,600
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/21	85,000	91,356
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	170,000	204,672
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	90,000	96,300

		660,653

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	100,000	103,363
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	105,000	122,294

		225,657

Total U.S. Corporate Bonds & Notes (cost $9,301,879)		9,577,235

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.9%
Council Of Europe Development Bank Senior Notes 1.50% due 01/15/15	40,000	40,556
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	275,000	278,334
ING Bank NV Senior Notes 4.00% due 03/15/16*	200,000	207,002
Intesa Sanpaolo SpA Senior Notes 3.63% due 08/12/15*	125,000	119,954
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	219,906
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	235,000	254,797
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	90,000	96,115

		1,216,664

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21†	65,000	68,549

Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/20	140,000	151,506

Diversified Banking Institutions — 0.2%
BNP Paribas Bank Guar. Notes 3.60% due 02/23/16	135,000	137,166
Citigroup, Inc. Senior Notes 4.75% due 05/19/15	145,000	155,549

		292,715

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	98,980
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*†	65,000	73,192

		172,172

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*†	145,000	152,765

Finance-Auto Loans — 0.1%
RCI Banque SA Senior Notes 4.60% due 04/12/16*	115,000	119,827

Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 5.70% due 10/01/40	45,000	44,323

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Multimedia — 0.2%
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	$130,000	$132,895
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	90,000	93,150

		226,045

Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Notes 6.63% due 08/15/37	90,000	103,965

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/18	85,000	99,819
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/38	45,000	52,065

		151,884

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Senior Notes 7.25% due 10/15/20*	75,000	75,844

Special Purpose Entity — 0.1%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	193,846	223,213

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.75% due 03/01/41	85,000	86,900

Telephone-Integrated — 0.4%
AT&T Inc. Senior Notes 4.45% due 05/15/21	135,000	142,749
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	45,000	45,013
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	366,663

		554,425

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	18,000	18,202

Total Foreign Corporate Bonds & Notes (cost $3,469,235)		3,658,999

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	175,950
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18	75,833	91,986
Republic of Peru Senior Bonds 8.75% due 11/21/33	40,000	57,300
Republic of South Africa Bonds 5.50% due 03/09/20	100,000	110,375

Total Foreign Government Agencies (cost $394,976)		435,611

U.S. GOVERNMENT AGENCIES — 16.5%
Federal Home Loan Bank — 0.2%
Federal Home Loan Bank FRS 0.16% due 09/26/11	235,000	235,017

Federal Home Loan Mtg. Corp. — 5.1%
0.16% due 09/26/11	280,000	280,020
0.18% due 10/21/11	475,000	474,999
1.00% due 07/30/14	465,000	467,590
2.88% due 02/09/15	545,000	579,035
4.00% due August TBA	510,000	517,969
4.50% due August TBA	340,000	354,450
5.00% due 03/01/19	52,666	56,984
5.00% due August TBA	740,000	788,678
5.13% due 10/18/16	245,000	285,443
5.38% due 06/01/37	25,019	26,972
5.44% due 07/01/37	46,596	50,324
5.46% due 06/01/37	200,049	215,846
5.50% due 07/01/34	182,864	199,742
5.50% due August TBA	600,000	649,687
5.54% due 06/01/37	26,680	28,859
6.00% due August TBA	430,000	472,866
6.50% due 05/01/16	6,079	6,246
Federal Home Loan Mtg. Corp. REMIC Series 3800, Class KE 3.50% due 02/15/26	525,000	524,294
Series 3349, Class MY 5.50% due 07/15/37(2)	800,000	888,658

		6,868,662

Federal National Mtg. Assoc. — 8.4%
3.50% due August TBA	460,000	472,866
4.00% due August TBA	3,005,000	3,083,175
4.50% due August TBA	1,885,000	1,983,420
4.63% due 05/01/13	480,000	512,402
4.88% due 12/15/16	290,000	334,709
5.00% due 03/01/18	67,500	72,981
5.00% due 04/01/18	19,320	20,725
5.00% due 07/01/18	92,526	100,039
5.00% due 08/01/18	63,100	68,225
5.00% due 06/01/19	60,799	65,775
5.00% due 06/01/33	85,708	92,043
5.00% due 07/01/33	110,006	118,069
5.00% due 02/01/35	181,961	195,297
5.00% due 07/01/37	255,919	274,676
5.00% due August TBA	850,000	908,297
5.25% due 08/01/12	365,000	382,819
5.50% due 10/01/17	196,191	212,973
5.50% due 11/01/17	42,572	46,214
5.50% due 04/01/37	751,896	821,178
6.00% due 08/01/17	72,757	79,157
6.00% due August TBA	1,150,000	1,264,596

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

Federal National Mtg. Assoc. REMIC FRS Series 2003-35, Class DF 0.59% due 02/25/33(2)	$14,384	$14,375
Federal National Mtg. Assoc. REMIC Series 2010-116, Class BI 5.00% due 08/25/20	521,006	64,264
Series 2006-43, Class G 6.50% due 09/25/33(2)	11,172	11,236
Series 2006-63, Class AB 6.50% due 10/25/33(2)	12,119	12,197
Series 2006-63, Class AE 6.50% due 10/25/33(2)	11,634	11,710
Series 2006-59, Class DC 6.50% due 12/25/33(2)	146,531	152,194
Series 2006-78, Class BC 6.50% due 01/25/34(2)	27,616	28,181

		11,403,793

Government National Mtg. Assoc. — 2.6%
4.00% due September TBA	400,000	412,000
4.50% due 05/15/39	228,386	244,441
4.50% due September TBA	940,000	998,163
5.00% due August TBA	880,000	958,787
5.50% due 01/15/34	545,727	607,169
6.00% due August TBA	250,000	279,453
7.50% due 01/15/32	89,692	105,660

		3,605,673

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	249,271

Total U.S. Government Agencies (cost $21,734,258)		22,362,416

U.S. GOVERNMENT TREASURIES — 6.0%
United States Treasury Bonds — 1.2%
3.50% due 02/15/39	241,000	216,523
3.88% due 08/15/40	133,000	127,140
4.38% due 05/15/41	30,000	31,228
4.50% due 08/15/39	472,000	503,049
4.75% due 02/15/41	190,000	210,455
5.38% due 02/15/31	203,000	247,660
7.63% due 02/15/25	115,000	169,158
8.00% due 11/15/21	108,000	157,899

		1,663,112

United States Treasury Notes — 4.8%
0.01% due 11/10/11	30,000	29,991
0.63% due 07/15/14	2,041,000	2,045,470
1.75% due 05/31/16	2,098,000	2,142,247
2.00% due 04/30/16	125,000	129,277
2.38% due 05/31/18	987,000	1,007,362
3.13% due 05/15/21	1,093,000	1,122,883

		6,477,230

Total U.S. Government Treasuries (cost $7,986,759)		8,140,342

MUNICIPAL BONDS & NOTES — 0.2%
California State Taxable Variable Purpose General Obligation Bonds 7.55% due 04/01/39	115,000	141,324
Illinois State Taxable-Pension General Obligation Bonds 5.10% due 06/01/33	75,000	67,444

Total Municipal Bonds & Notes (cost $193,706)		208,768

Total Long-Term Investment Securities (cost $127,120,795)		134,862,808

SHORT-TERM INVESTMENT SECURITIES — 5.9%
U.S. Government Agencies — 4.4%
Federal Home Loan Bank
0.01% due 08/15/11	3,000,000	2,999,952
0.11% due 08/29/11	3,000,000	2,999,743

(cost $5,999,673)		5,999,695

United States Treasury Notes — 1.5%
0.02% due 08/04/11(11) (cost $1,999,997)	2,000,000	1,999,997

Total Short-Term Investment Securities (cost $7,999,670)		7,999,692

REPURCHASE AGREEMENT — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased at 08/01/11 in the amount of $6,965,006 and collateralized by $6,785,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 07/15/12 and having an approximate value of $7,107,288 (cost $6,965,000)	6,965,000	6,965,000

TOTAL INVESTMENTS (cost $142,085,465)(10)	110.3%	149,827,500
Liabilities in excess of other assets	(10.3)	(14,043,757)

NET ASSETS	100.0%	$135,783,743

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $3,639,934 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $23 representing 0.0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Bond in default
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
FRS — Floating Rate Security
VRS — Variable Rate Security

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

ADR — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
The rates shown on FRS and VRS are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	July 31,	Appreciation/
Contracts	Type	Description	Month	Trade Date	2011	(Depreciation)

2	Long	S&P 500 E-Mini Index Futures	September 2011	$131,279	$128,840	$(2,439)
4	Short	U.S. Treasury Notes 2 Year Futures	September 2011	877,897	879,688	(1,791)
34	Short	U.S. Treasury Notes 5 Year Futures	September 2011	4,057,950	4,129,141	(71,191)
21	Long	U.S. Treasury Notes 10 Year Futures	September 2011	2,582,816	2,639,437	56,621
6	Long	U.S. Treasury Notes 30 Year Futures	September 2011	747,858	768,750	20,892

						$2,092

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock	$81,359,794	$—	$—	$81,359,794
Asset Backed Securities	—	9,119,643	—	9,119,643
U.S. Corporate Bonds & Notes	—	9,312,235	265,000	9,577,235
Foreign Corporate Bonds & Notes	—	3,658,999	—	3,658,999
Foreign Government Agencies	—	435,611	—	435,611
U.S. Government Agencies	—	22,362,416	—	22,362,416
U.S. Government Treasuries	—	8,140,342	—	8,140,342
Municipals Bonds & Notes	—	208,768	—	208,768
Short-Term Investment Securities:
U.S. Government Agencies	—	5,999,695	—	5,999,695
U.S. Government Treasuries	—	1,999,997	—	1,999,997
Repurchase Agreement	—	6,965,000	—	6,965,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	77,513	—	—	77,513

Total	$81,437,307	$68,202,706	$265,000	$149,905,013

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$75,421	$—	$—	$75,421

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate
	Bonds & Notes	Bonds & Notes

Balance as of 1/31/2011	$42,560	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(4,560)	—
Net purchases	—	265,000
Net sales	(38,000)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 7/31/2011	$—	$265,000

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

Convertible	U.S. Corporate
Bonds & Notes	Bonds & Notes

$—	$—

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.3%
Federal National Mtg. Assoc.	6.7
Diversified Banking Institutions	5.0
Federal Home Loan Mtg. Corp.	4.3
Oil Companies-Integrated	4.1
Oil Companies-Exploration & Production	3.6
Diversified Manufacturing Operations	3.1
Diversified Financial Services	3.0
United States Treasury Bonds	2.9
Medical-Drugs	2.6
Electric-Integrated	2.5
Tobacco	2.4
Medical Products	2.4
Aerospace/Defense	2.1
Government National Mtg. Assoc.	2.1
Insurance-Multi-line	2.0
Banks-Super Regional	1.9
Food-Misc.	1.9
Telephone-Integrated	1.8
Banks-Fiduciary	1.8
Multimedia	1.8
Computer Services	1.6
Banks-Commercial	1.4
Aerospace/Defense-Equipment	1.4
Chemicals-Diversified	1.3
Cellular Telecom	1.1
Insurance-Property/Casualty	1.0
Medical Instruments	1.0
Retail-Discount	1.0
Enterprise Software/Service	0.9
Insurance-Life/Health	0.9
Commercial Services-Finance	0.9
Cosmetics & Toiletries	0.8
Beverages-Non-alcoholic	0.7
Beverages-Wine/Spirits	0.7
Retail-Drug Store	0.7
Commercial Paper	0.7
Industrial Gases	0.7
Pipelines	0.7
Advertising Agencies	0.6
Cable/Satellite TV	0.6
Investment Management/Advisor Services	0.5
Computers	0.5
Insurance Brokers	0.5
Brewery	0.5
Real Estate Investment Trusts	0.5
Toys	0.5
Retail-Restaurants	0.5
Electronic Components-Semiconductors	0.5
Auto/Truck Parts & Equipment-Original	0.5
Instruments-Scientific	0.4
Retail-Regional Department Stores	0.4
Sovereign	0.4
Banks-Money Center	0.4
Networking Products	0.4
Medical Labs & Testing Services	0.4
Small Business Administration	0.3
Applications Software	0.3
Tools-Hand Held	0.3
Transport-Rail	0.3
Engineering/R&D Services	0.3
Coatings/Paint	0.3
Food-Retail	0.3
Finance-Investment Banker/Broker	0.2
Auto-Cars/Light Trucks	0.2
Retail-Office Supplies	0.2
Electric-Generation	0.2
Transport-Services	0.2
Metal Processors & Fabrication	0.2
Oil & Gas Drilling	0.2
Independent Power Producers	0.2
Steel-Producers	0.2
Medical-Wholesale Drug Distribution	0.2
Oil-Field Services	0.2
Data Processing/Management	0.2
Soap & Cleaning Preparation	0.2
Athletic Footwear	0.2
Retail-Auto Parts	0.1
Machinery-Construction & Mining	0.1
Food-Confectionery	0.1
Banks-Special Purpose	0.1
Metal-Iron	0.1
Property Trust	0.1
Municipal Bonds & Notes	0.1
Finance-Other Services	0.1
Finance-Credit Card	0.1
Retail-Building Products	0.1
Machine Tools & Related Products	0.1
Semiconductor Equipment	0.1
SupraNational Banks	0.1
Hotels/Motels	0.1
Television	0.1
Banks-Mortgage	0.1
Medical-HMO	0.1
Finance-Auto Loans	0.1
Building-Residential/Commercial	0.1
Diversified Minerals	0.1
Sovereign Agency	0.1

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 59.4%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	84,680	$3,973,186

Aerospace/Defense — 1.9%
Lockheed Martin Corp.	145,780	11,039,920
Northrop Grumman Corp.	41,330	2,500,878

		13,540,798

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	118,050	9,779,262

Applications Software — 0.3%
Check Point Software Technologies, Ltd.†	22,900	1,320,185
Microsoft Corp.	38,800	1,063,120

		2,383,305

Athletic Footwear — 0.2%
NIKE, Inc., Class B	12,310	1,109,747

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	35,680	987,622

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	87,670	3,239,406

Banks-Commercial — 0.2%
TCF Financial Corp.	54,300	690,696
Zions Bancorporation	48,060	1,052,514

		1,743,210

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	302,162	7,587,288
State Street Corp.	93,610	3,882,007

		11,469,295

Banks-Super Regional — 1.4%
PNC Financial Services Group, Inc.	46,640	2,532,086
SunTrust Banks, Inc.	24,420	598,046
Wells Fargo & Co.	250,180	6,990,029

		10,120,161

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	81,080	5,192,363

Beverages-Wine/Spirits — 0.7%
Diageo PLC(1)	250,469	5,092,512

Brewery — 0.2%
Heineken NV(1)	20,997	1,240,912

Building-Residential/Commercial — 0.1%
Pulte Group, Inc.†	55,570	381,766

Cable/Satellite TV — 0.4%
Comcast Corp., Special Class A	136,100	3,176,574

Cellular Telecom — 0.8%
Vodafone Group PLC(1)	1,950,352	5,496,052

Chemicals-Diversified — 1.3%
Bayer AG(1)	13,465	1,081,730
Celanese Corp., Series A	33,580	1,851,265
E.I. du Pont de Nemours & Co.	27,490	1,413,536
PPG Industries, Inc.	55,400	4,664,680

		9,011,211

Coatings/Paint — 0.3%
Sherwin-Williams Co.	24,240	1,870,601

Commercial Services-Finance — 0.8%
Mastercard, Inc., Class A	7,380	2,237,985
Visa, Inc., Class A	21,620	1,849,375
Western Union Co.	64,770	1,257,185

		5,344,545

Computer Services — 1.6%
Accenture PLC, Class A	69,860	4,131,520
International Business Machines Corp.	39,980	7,270,363

		11,401,883

Computers — 0.5%
Hewlett-Packard Co.	98,990	3,480,488

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	56,710	1,487,503
Procter & Gamble Co.	65,504	4,027,841

		5,515,344

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	15,420	1,118,721

Diversified Banking Institutions — 4.2%
Bank of America Corp.	520,820	5,057,162
Goldman Sachs Group, Inc.	72,210	9,746,184
JPMorgan Chase & Co.	359,880	14,557,146

		29,360,492

Diversified Manufacturing Operations — 3.0%
3M Co.	64,880	5,653,643
Danaher Corp.	135,470	6,652,932
Eaton Corp.	56,570	2,712,531
Honeywell International, Inc.	92,320	4,902,192
Tyco International, Ltd.	26,030	1,152,869

		21,074,167

Electric-Integrated — 1.8%
American Electric Power Co., Inc.	40,790	1,503,519
Entergy Corp.	23,320	1,557,776
NextEra Energy, Inc.	20,380	1,125,995
PG&E Corp.	65,060	2,695,436
PPL Corp.	90,600	2,527,740
Public Service Enterprise Group, Inc.	101,320	3,318,230

		12,728,696

Electronic Components-Semiconductors — 0.5%
Intel Corp.	100,470	2,243,495
Microchip Technology, Inc.	30,340	1,023,975

		3,267,470

Engineering/R&D Services — 0.3%
Fluor Corp.	31,280	1,987,218

Enterprise Software/Service — 0.9%
Oracle Corp.	216,550	6,622,099

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	68,610	1,024,347

Food-Confectionery — 0.1%
J.M. Smucker Co.	12,471	971,740

Food-Misc. — 1.9%
Danone(1)	23,242	1,653,735
General Mills, Inc.	84,780	3,166,533

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Food-Misc. (continued)

Kellogg Co.	30,820	$1,719,140
Nestle SA(1)	103,377	6,576,243

		13,115,651

Food-Retail — 0.2%
Kroger Co.	45,990	1,143,771

Independent Power Producers — 0.2%
NRG Energy, Inc.†	49,420	1,211,778

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	49,240	4,369,065
Airgas, Inc.	6,730	462,351

		4,831,416

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	50,100	3,010,509

Insurance Brokers — 0.5%
AON Corp.	70,620	3,398,234

Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	105,060	6,164,921

Insurance-Multi-line — 1.8%
ACE, Ltd.	75,410	5,050,962
MetLife, Inc.	186,440	7,683,192

		12,734,154

Insurance-Property/Casualty — 0.8%
Chubb Corp.	23,570	1,472,654
Travelers Cos., Inc.	79,770	4,397,720

		5,870,374

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	10,458	1,866,335
Franklin Resources, Inc.	14,500	1,840,920

		3,707,255

Medical Instruments — 1.0%
Medtronic, Inc.	112,280	4,047,694
St. Jude Medical, Inc.	66,730	3,102,945

		7,150,639

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	21,020	1,135,290

Medical Products — 2.2%
Becton, Dickinson and Co.	44,940	3,757,434
Covidien PLC	36,780	1,868,056
Johnson & Johnson	147,390	9,549,398

		15,174,888

Medical-Drugs — 2.5%
Abbott Laboratories	139,550	7,161,706
GlaxoSmithKline PLC(1)	42,859	956,370
Merck & Co., Inc.	25,430	867,926
Pfizer, Inc.	401,035	7,715,913
Roche Holding AG(1)	6,738	1,207,768

		17,909,683

Medical-HMO — 0.1%
Aetna, Inc.	13,930	577,956

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	30,120	1,153,897

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	8,310	1,341,068

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	10,590	951,194

Multimedia — 1.5%
Viacom, Inc., Class B	102,510	4,963,534
Walt Disney Co.	142,270	5,494,468

		10,458,002

Networking Products — 0.4%
Cisco Systems, Inc.	171,460	2,738,216

Oil & Gas Drilling — 0.2%
Transocean, Ltd.	21,240	1,307,534

Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	20,150	1,663,584
Apache Corp.	75,310	9,317,353
EOG Resources, Inc.	29,090	2,967,180
EQT Corp.	23,310	1,479,719
Noble Energy, Inc.	24,890	2,481,035
Occidental Petroleum Corp.	53,880	5,289,938
QEP Resources, Inc.	19,920	873,094

		24,071,903

Oil Companies-Integrated — 3.4%
Chevron Corp.	78,201	8,134,468
Exxon Mobil Corp.	157,856	12,595,330
Hess Corp.	47,510	3,257,286

		23,987,084

Oil-Field Services — 0.2%
Schlumberger, Ltd.	12,750	1,152,218

Pipelines — 0.4%
Kinder Morgan, Inc.	20,600	581,538
Williams Cos., Inc.	69,660	2,208,222

		2,789,760

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	19,810	1,088,956

Retail-Discount — 0.8%
Target Corp.	106,040	5,460,000

Retail-Drug Store — 0.6%
CVS Caremark Corp.	91,758	3,335,403
Walgreen Co.	25,110	980,295

		4,315,698

Retail-Office Supplies — 0.2%
Staples, Inc.	103,710	1,665,583

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	54,680	2,991,543

Retail-Restaurants — 0.5%
McDonald’s Corp.	38,330	3,314,778

Semiconductor Equipment — 0.1%
ASML Holding NV	20,350	725,478

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	7,005	234,527

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	19,714	1,113,979

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Telephone-Integrated — 1.4%
AT&T, Inc.	305,600	$8,941,856
CenturyLink, Inc.	29,675	1,101,239

		10,043,095

Tobacco — 2.4%
Altria Group, Inc.	54,130	1,423,619
Philip Morris International, Inc.	184,700	13,145,099
Reynolds American, Inc.	64,800	2,280,960

		16,849,678

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	32,874	2,162,123

Toys — 0.5%
Hasbro, Inc.	61,590	2,436,500
Mattel, Inc.	33,000	879,780

		3,316,280

Transport-Rail — 0.3%
Canadian National Railway Co.	15,380	1,151,347
CSX Corp.	35,250	866,092

		2,017,439

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	21,450	1,484,769

Total Common Stock (cost $342,713,469)		417,576,514

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co., Series B 4.75%	23,300	1,076,693

Electric-Integrated — 0.1%
PPL Corp. 9.50%	7,020	393,752

Total Convertible Preferred Stock (cost $1,516,000)		1,470,445

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Anthracite CDO I, Ltd. FRS Series 2002, Class CIBA 0.64% due 05/24/17*(3)(7)	$841,096	790,630
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.79% due 12/28/40*(3)	609,616	339,505
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(3)(7)	1,000,000	1,004,500
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 06/10/17(5)	2,450,000	2,680,080
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A4 5.32% due 03/11/12(5)	1,000,000	1,055,493
Credit Suisse Mtg. Capital Certs., VRS Series 2007-C5, Class A4 5.70% due 09/15/40(5)	1,116,407	1,193,900
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/18(4)	71,000	72,510
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/20(4)	647,000	666,231
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/17(4)	197,389	209,875
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(4)	793,000	867,519
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/36	432,693	282,775
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(5)	1,725,000	1,680,206
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(5)	765,000	788,064
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/37(5)	800,000	805,734
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.39% due 05/15/41(5)	192,837	207,053
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/43(5)	670,000	735,312
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(5)	480,583	526,014
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 6.00% due 05/15/17(5)	250,000	270,797
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-LDP7, Class A4 6.07% due 04/15/45(5)	1,270,000	1,416,245
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 6.19% due 02/15/51(5)	600,000	637,228
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/50(5)	1,116,407	1,200,851
Morgan Stanley Capital I VRS Series 1998-HF2, Class X 1.19% due 11/15/30*(3)(5)(6)	1,972,322	49,702

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

RAAC Series VRS Series 2004-SP3, Class AI3 4.97% due 09/25/34(4)	$235,412	$237,572
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	284,866
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(3)(5)(7)	629,356	568,384
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	14,997	14,963

Total Asset Backed Securities (cost $18,589,878)		18,586,009

U.S. CORPORATE BONDS & NOTES — 6.9%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	1,109,277

Banks-Commercial — 0.2%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,035,623
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	480,000	483,202

		1,518,825

Banks-Fiduciary — 0.2%
UBS Preferred Funding Trust V FRS Jr. Sub. Bonds 6.24% due 05/15/16(2)	1,380,000	1,338,600

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	808,106
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	666,775
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	2,017,693

		3,492,574

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39	820,000	1,176,050
SABMiller PLC Senior Notes 5.50% due 08/15/13*	863,000	933,921

		2,109,971

Cable/Satellite TV — 0.2%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	752,841
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	800,000	832,381

		1,585,222

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/20*	240,000	247,664
Crown Castle Towers LLC Senior Sec. Notes 6.11% due 01/15/20*	454,000	506,990

		754,654

Commercial Services-Finance — 0.1%
Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,038,483

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	363,322
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	542,179
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	629,486
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	825,539
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	886,438
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 02/02/37	356,000	361,053
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	717,071

		4,325,088

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.45% due 01/15/13	203,000	215,959
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/37*	474,000	474,000

		689,959

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34(3)	1,386,671	1,525,719

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Electric-Integrated — 0.4%
Entergy Louisiana LLC Senior Sec. Bonds 8.09% due 01/02/17	$124,542	$124,500
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	196,670
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,212,190
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16	414,000	463,650
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	623,254
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(3)	133,521	137,045

		2,757,309

Finance-Auto Loans — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/15	390,000	411,108

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	710,000	805,045

Finance-Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	94,000	95,536
Merrill Lynch & Co., Inc. Senior Sec. Notes 6.15% due 04/25/13	720,000	768,638

		864,174

Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	711,000	807,625

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 5.00% due 04/15/13	342,000	364,123

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	643,796

Insurance-Life/Health — 0.0%
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	270,000	305,695

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/13*	340,000	361,389
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/14*	290,000	318,207

		679,596

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/67	1,350,000	1,393,875

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(3)	710,000	745,333

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19	1,150,000	1,369,127

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19	720,000	834,790
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	640,729

		1,475,519

Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	451,512

Multimedia — 0.3%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	845,691
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	700,000	933,124

		1,778,815

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	937,358

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	790,000	858,475
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	246,532

		1,105,007

Pipelines — 0.3%
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	708,000	890,925
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	565,000	666,350
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	128,918

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Banks-Commercial — 1.0%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	$392,000	$425,161
BPCE SA FRS Sub. Notes 12.50% due 06/30/19*(2)	884,000	1,011,365
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	460,000	481,859
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	891,821
Nordea Bank AB Senior Notes 4.88% due 01/14/21*(3)	470,000	492,911
Nordea Bank AB FRS Jr. Sub. Bonds 5.42% due 04/25/15*(2)	275,000	268,812
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,500,874
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	750,000	785,643
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/15*	300,000	284,310
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	932,447

		7,075,203

Banks-Money Center — 0.4%
ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	1,270,000	1,295,525
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	690,000	712,524
Unicredit Luxembourg Finance SA Bank Guar. Notes 6.00% due 10/31/17*	910,000	849,576

		2,857,625

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/14*	570,000	603,047

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	840,000	969,988

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	$982,000	$1,181,593

Diversified Banking Institutions — 0.2%
BNP Paribas FRS Jr. Sub. Notes 7.20% due 06/25/37*(2)	400,000	374,000
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	423,000	444,292
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	801,339

		1,619,631

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/21	640,000	658,314
Irish Life & Permanent Group Holdings PLC Government Guar. Notes 3.60% due 01/14/13*	1,000,000	831,816

		1,490,130

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Company Guar. Notes 6.55% due 10/01/17	835,000	997,048

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Senior Notes 4.63% due 09/15/20	189,000	195,125
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/39	149,000	172,333

		367,458

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	575,432
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/17*	636,000	690,019

		1,265,451

Insurance-Multi-line — 0.1%
ING Groep NV FRS Jr. Sub. Bonds 5.78% due 12/08/15(2)	1,000,000	905,000

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Senior Bonds 5.60% due 05/22/17*	900,000	1,022,294

Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.75% due 11/04/20*	260,000	256,144

Oil Companies-Exploration & Production — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	445,465	487,784

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	193,000	206,398
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	559,696
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	630,406
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,256,643
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	173,000	194,037
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	615,027

		3,462,207

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.25% due 08/05/20	660,000	672,180
ArcelorMittal Senior Notes 9.85% due 06/01/19	382,000	497,195

		1,169,375

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 2.75% due 05/21/14	620,000	654,510

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	348,841

Total Foreign Corporate Bonds & Notes (cost $25,246,069)		26,733,329

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
AID-Egypt U.S. Government Guar. Notes 4.45% due 09/15/15	785,000	883,851
Republic of Peru Senior Bonds 7.35% due 07/21/25	102,000	129,540
Russian Federation Senior Bonds 3.63% due 04/29/15*(3)	1,400,000	1,442,000
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	493,208

Total Foreign Government Agencies (cost $2,750,690)		2,948,599

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

MUNICIPAL BONDS & NOTES — 0.1%
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40 (cost $702,617)	$675,000	$859,464

U.S. GOVERNMENT AGENCIES — 13.5%
Federal Home Loan Mtg. Corp. — 4.3%
4.00% due 04/01/24	1,315,426	1,381,432
4.00% due 11/01/40	2,020,578	2,055,893
4.00% due 01/01/41	2,118,024	2,155,042
4.50% due 08/01/18	319,619	342,441
4.50% due 11/01/18	500,873	536,639
4.50% due 01/01/19	134,711	144,331
4.50% due 03/01/19	39,524	42,017
4.50% due 08/01/19	23,054	24,693
4.50% due 02/01/20	45,020	48,220
4.50% due 08/01/24	1,380,994	1,468,385
4.50% due 04/01/35	381,880	401,829
4.50% due 06/01/39	2,361,137	2,467,335
4.63% due 10/25/12	2,500,000	2,631,575
5.00% due 03/01/18	183,723	198,671
5.00% due 05/01/18	92,712	100,255
5.00% due 09/01/18	147,727	159,747
5.00% due 02/01/19	312,446	338,062
5.00% due 09/01/33	724,533	777,183
5.00% due 11/01/33	423,691	454,480
5.00% due 03/01/34	252,735	271,614
5.00% due 04/01/34	131,950	141,497
5.00% due 08/01/35	190,083	203,777
5.00% due 10/01/35	636,631	683,176
5.00% due 11/01/35	1,693,221	1,815,204
5.00% due 12/01/36	293,327	314,459
5.00% due 07/01/39	1,899,198	2,028,009
5.50% due 01/01/19	286,807	312,550
5.50% due 04/01/19	20,670	22,487
5.50% due 06/01/19	11,136	12,080
5.50% due 07/01/19	79,395	86,372
5.50% due 10/01/24	167,477	182,935
5.50% due 06/01/25	261,721	285,878
5.50% due 07/01/25	136,937	149,062
5.50% due 08/01/25	220,317	239,826
5.50% due 09/01/25	132,263	143,974
5.50% due 12/01/33	224,676	245,413
5.50% due 01/01/34	616,695	673,615
5.50% due 04/01/34	95,773	104,852
5.50% due 11/01/34	64,383	70,326
5.50% due 05/01/35	55,490	60,612
5.50% due 09/01/35	131,967	144,024
5.50% due 10/01/35	148,134	161,729
6.00% due 04/01/16	12,802	13,935
6.00% due 04/01/17	49,006	53,435
6.00% due 07/01/17	28,659	31,249
6.00% due 10/01/17	35,397	38,596
6.00% due 08/01/19	139,973	152,979
6.00% due 09/01/19	42,381	46,450
6.00% due 11/01/19	60,968	66,821
6.00% due 05/01/21	49,017	53,677
6.00% due 10/01/21	159,544	174,961
6.00% due 02/01/23	229,465	253,512
6.00% due 12/01/25	87,260	96,187
6.00% due 02/01/26	75,827	83,584
6.00% due 04/01/34	84,493	94,034
6.00% due 07/01/34	321,837	357,204
6.00% due 08/01/34	715,997	796,182
6.00% due 09/01/34	99,609	110,609
6.00% due 07/01/35	164,747	182,321
6.00% due 08/01/35	144,417	159,822
6.00% due 11/01/35	367,226	407,202
6.00% due 03/01/36	134,750	149,419
6.00% due 07/01/36	94,562	104,679
6.00% due 10/01/36	303,903	337,081
6.00% due 01/01/37	251,513	278,893
6.00% due 03/01/37	274,314	304,176
6.00% due 05/01/37	426,491	472,919
6.00% due 06/01/37	407,305	451,645
6.50% due 05/01/34	52,765	59,987
6.50% due 06/01/34	69,430	78,668
6.50% due 08/01/34	376,014	427,396
6.50% due 10/01/34	150,969	171,915
6.50% due 11/01/34	5,121	5,798
6.50% due 05/01/37	142,254	159,990
6.50% due 07/01/37	207,833	233,680

		30,490,707

Federal National Mtg. Assoc. — 6.7%
3.80% due 02/01/18	89,485	94,588
4.01% due 08/01/13	78,168	81,458
4.02% due 08/01/13	217,664	227,382
4.50% due 04/01/18	182,351	195,600
4.50% due 06/01/18	260,780	279,727
4.50% due 07/01/18	111,017	119,083
4.50% due 03/01/19	149,596	160,418
4.50% due 04/01/20	279,429	299,644
4.50% due 05/01/20	70,200	75,257
4.50% due 07/01/20	82,533	88,503
4.50% due 08/01/33	855,374	900,797
4.50% due 02/01/35	186,706	196,504
4.50% due 09/01/35	212,527	223,414
4.50% due 02/01/41	471,172	493,100
4.50% due 04/01/41	590,827	618,324
4.56% due 05/01/14	354,742	379,223
4.63% due 04/01/14	194,232	207,410
4.77% due 04/01/13	46,887	48,741
4.79% due 12/01/12	564,508	578,535
4.84% due 08/01/14	522,255	560,875
4.87% due 02/01/14	290,622	306,974
4.88% due 03/01/20	127,527	138,060
4.94% due 08/01/15	200,000	220,388
5.00% due 02/01/18	761,386	823,214
5.00% due 11/01/18	367,799	397,666
5.00% due 07/01/19	156,171	169,000
5.00% due 11/01/19	174,694	188,971
5.00% due 03/01/20	84,022	90,924
5.00% due 07/01/20	100,320	108,561
5.00% due 08/01/20	61,901	66,986
5.00% due 11/01/33	342,902	368,034
5.00% due 03/01/34	410,012	440,032
5.00% due 05/01/34	127,697	137,017
5.00% due 08/01/34	146,441	157,128

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.00% due 09/01/34	$368,511	$395,405
5.00% due 01/01/35	291,240	312,495
5.00% due 06/01/35	576,956	618,881
5.00% due 07/01/35	875,230	938,830
5.00% due 08/01/35	263,926	283,105
5.00% due 09/01/35	217,898	233,732
5.00% due 10/01/35	1,170,622	1,255,688
5.00% due 08/01/36	287,063	307,923
5.00% due 10/01/39	292,980	313,080
5.00% due 11/01/39	374,109	401,346
5.00% due 11/01/40	201,401	215,848
5.00% due 01/01/41	82,924	88,872
5.00% due 03/01/41	123,196	132,033
5.27% due 12/01/16	327,598	362,581
5.37% due 02/01/13	277,690	291,291
5.37% due 05/01/18	510,000	568,607
5.50% due 11/01/17	189,559	204,448
5.50% due 01/01/18	314,786	341,712
5.50% due 02/01/18	169,383	182,940
5.50% due 07/01/19	235,848	257,680
5.50% due 08/01/19	63,010	68,813
5.50% due 09/01/19	266,904	291,604
5.50% due 01/01/21	186,750	204,299
5.50% due 03/01/21	65,268	71,401
5.50% due 05/01/22	97,248	106,386
5.50% due 02/01/33	348,444	380,550
5.50% due 06/01/33	470,569	513,928
5.50% due 07/01/33	1,838,466	2,007,867
5.50% due 11/01/33	537,580	587,114
5.50% due 12/01/33	96,397	105,280
5.50% due 01/01/34	361,285	394,574
5.50% due 02/01/34	736,564	804,427
5.50% due 03/01/34	84,925	93,467
5.50% due 04/01/34	168,873	184,434
5.50% due 05/01/34	708,499	775,790
5.50% due 06/01/34	51,373	56,107
5.50% due 07/01/34	867,108	946,966
5.50% due 09/01/34	1,382,990	1,510,422
5.50% due 10/01/34	1,929,021	2,106,766
5.50% due 11/01/34	2,012,862	2,198,219
5.50% due 12/01/34	904,908	988,289
5.50% due 01/01/35	1,147,586	1,253,329
5.50% due 04/01/35	156,518	170,940
5.50% due 09/01/35	586,281	640,119
5.50% due 01/01/36	132,162	144,257
5.50% due 06/01/36	255,341	279,747
5.50% due 03/01/37	230,074	252,065
5.72% due 07/01/16	184,672	205,581
6.00% due 01/01/17	198,594	215,816
6.00% due 08/01/17	118,540	128,967
6.00% due 03/01/18	36,795	40,032
6.00% due 11/01/18	291,228	316,483
6.00% due 01/01/21	93,731	102,621
6.00% due 05/01/21	42,947	46,993
6.00% due 07/01/21	187,339	205,107
6.00% due 11/01/25	88,073	97,079
6.00% due 04/01/34	607,415	675,730
6.00% due 05/01/34	261,026	289,853
6.00% due 06/01/34	1,063,529	1,183,452
6.00% due 07/01/34	603,603	670,138
6.00% due 08/01/34	579,939	644,463
6.00% due 10/01/34	710,269	789,348
6.00% due 11/01/34	69,434	77,236
6.00% due 12/01/34	37,239	41,304
6.00% due 08/01/35	134,377	149,042
6.00% due 09/01/35	398,057	441,002
6.00% due 10/01/35	239,965	266,866
6.00% due 11/01/35	94,380	104,680
6.00% due 12/01/35	670,288	744,223
6.00% due 02/01/36	393,189	435,763
6.00% due 03/01/36	72,314	80,206
6.00% due 04/01/36	226,035	250,512
6.00% due 06/01/36	175,923	195,050
6.00% due 12/01/36	164,505	182,458
6.00% due 03/01/37	189,237	208,706
6.00% due 07/01/37	360,426	398,910
6.50% due 06/01/31	128,802	146,326
6.50% due 07/01/31	40,339	45,827
6.50% due 09/01/31	175,456	199,326
6.50% due 02/01/32	40,135	45,595
6.50% due 07/01/32	356,985	405,537
6.50% due 08/01/32	260,144	294,886
6.50% due 01/01/33	163,401	185,224
6.50% due 04/01/34	38,112	42,964
6.50% due 06/01/34	49,779	56,116
6.50% due 08/01/34	247,371	279,093
6.50% due 05/01/36	183,919	206,949
6.50% due 01/01/37	119,976	134,499
6.50% due 02/01/37	585,857	656,368
6.50% due 05/01/37	274,112	306,865
6.50% due 07/01/37	224,083	251,208
7.50% due 02/01/30	20,727	24,275
7.50% due 03/01/31	64,497	75,861
7.50% due 01/01/32	38,376	45,138

		46,874,873

Government National Mtg. Assoc. — 2.1%
4.00% due 01/20/41	2,119,429	2,190,766
4.50% due 07/20/33	42,857	46,054
4.50% due 09/20/33	292,929	314,140
4.50% due 12/20/34	172,460	184,839
4.50% due 11/15/39	1,915,302	2,048,898
4.50% due 03/15/40	469,797	502,395
4.50% due 06/15/40	291,027	310,902
4.50% due September TBA	560,000	593,425
5.00% due 07/20/33	64,046	70,437
5.00% due 06/15/34	259,801	284,864
5.00% due 10/15/34	131,753	144,360
5.00% due 05/15/39	1,432,034	1,563,023
5.00% due 09/15/39	1,800,980	1,965,718
5.50% due 11/15/32	251,598	279,999
5.50% due 05/15/33	1,297,921	1,444,434
5.50% due 08/15/33	106,905	118,973
5.50% due 12/15/33	327,196	364,131
5.50% due 09/15/34	117,530	130,724
5.50% due 10/15/35	15,470	17,182
6.00% due 09/15/32	290,420	326,278

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.00% due 04/15/33	$287,219	$322,682
6.00% due 02/15/34	165,858	186,302
6.00% due 07/15/34	143,114	161,277
6.00% due 09/15/34	143,826	161,404
6.00% due 01/20/35	70,268	78,791
6.00% due 02/20/35	100,960	113,204
6.00% due 04/20/35	52,668	59,055
6.00% due 01/15/38	477,262	537,831

		14,522,088

Small Business Administration — 0.3%
Series 2003-20G, Class 1
4.35% due 07/01/23	81,714	86,388
Series 2004-20D, Class 1
4.77% due 04/01/24	248,544	267,210
Series 2005-20C, Class 1
4.95% due 03/01/25	579,082	626,557
Series 2004-20I, Class 1
4.99% due 09/01/24	376,610	407,329
Series 2004-20E, Class 1
5.18% due 05/01/24	404,644	437,378
Series 2004-20F, Class 1
5.52% due 06/01/24	577,525	626,639

		2,451,501

Sovereign Agency — 0.1%
Financing Corp. Senior Sec. Bonds 9.65% due 11/02/18	235,000	343,993

Total U.S. Government Agencies (cost $88,358,003)		94,683,162

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 2.9%
4.50% due 08/15/39	7,299,400	7,779,562
5.00% due 05/15/37	4,072,000	4,708,250
5.25% due 02/15/29	3,503,000	4,202,507
5.38% due 02/15/31	439,000	535,580
6.00% due 02/15/26	1,143,000	1,474,470
6.25% due 08/15/23	611,000	799,551
6.75% due 08/15/26	377,000	521,438
8.00% due 11/15/21	318,000	464,926

		20,486,284

United States Treasury Notes — 9.3%
1.25% due 07/15/20 TIPS	5,737,556	6,284,868
1.38% due 10/15/12	3,773,000	3,822,668
1.38% due 01/15/13	4,397,000	4,465,017
1.50% due 12/31/13	2,374,000	2,435,577
1.88% due 04/30/14	9,363,000	9,713,382
2.00% due 11/30/13	1,361,000	1,411,293
2.13% due 05/31/15	10,740,000	11,251,009
2.63% due 02/29/16	505,000	537,667
2.75% due 10/31/13	6,188,000	6,513,835
3.50% due 05/31/13	1,900,000	2,009,250
3.75% due 11/15/18	10,612,000	11,778,492
3.88% due 02/15/13	462,000	487,157
4.13% due 05/15/15	1,220,000	1,370,690
4.75% due 05/15/14	829,000	926,926
8.50% due 02/15/20	1,341,000	1,971,794

		64,979,625

Total U.S. Government Treasuries (cost $82,103,964)		85,465,909

Total Long-Term Investment Securities (cost $606,451,389)		697,206,444

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.7%
HSBC Americas, Inc. 0.10% due 08/01/11 (cost $4,940,000)	4,940,000	4,940,000

TOTAL INVESTMENTS (cost $611,391,389)(8)	99.9%	702,146,444
Other assets less liabilities	0.1	597,912

NET ASSETS	100.0%	$702,744,356

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $23,754,964 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $24,419,301 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $7,095,729 representing 1.0% of net assets.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest only
(7)	Fair value security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(8)	See Note 3 for cost of investments on a tax basis.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS — Treasury Inflation Protected Securities
FRS — Floating Rate Security
VRS — Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at July 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock	$393,157,213	$24,419,301	#	$—	$417,576,514
Convertible Preferred Stock	1,470,445	—		—	1,470,445
Asset Backed Securities	—	16,222,495		2,363,514	18,586,009
U.S. Corporate Bonds & Notes	—	48,883,013		—	48,883,013
Foreign Corporate Bonds & Notes	—	26,733,329		—	26,733,329
Foreign Government Agencies	—	2,948,599		—	2,948,599
Municipal Bonds & Notes	—	859,464		—	859,464
U.S. Government Agencies	—	94,683,162		—	94,683,162
U.S. Government Treasuries	—	85,465,909		—	85,465,909
Short-Term Investment Securities:
Commercial Paper	—	4,940,000		—	4,940,000

Total	$394,627,658	$305,155,272		$2,363,514	$702,146,444

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $24,419,301 representing 3.5% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2011	$3,534,533
Accrued discounts	—
Accrued premiums	—
Realized gain	31,831
Realized loss	—
Change in unrealized appreciation(1)	91,975
Change in unrealized depreciation(1)	(36,768)
Net purchases	—
Net sales	(918,552)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(339,505)

Balance as of 7/31/2011	$2,363,514

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

Asset Backed
Securities

$7,092

(2)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Electric-Integrated	30.2%
Pipelines	8.5
Telephone-Integrated	8.1
Cellular Telecom	7.4
Gas-Distribution	6.8
Electric-Generation	6.8
Oil Companies-Exploration & Production	5.9
Cable/Satellite TV	5.5
Telecom Services	5.0
Independent Power Producers	3.0
Wireless Equipment	3.0
Commercial Paper	3.0
Electric-Transmission	1.6
Water	1.3
Electric-Distribution	0.8
Energy-Alternate Sources	0.7
Coal	0.5
Multimedia	0.4
Investment Companies	0.4
Time Deposits	0.3

99.2%

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 88.9%
Cable/Satellite TV — 5.5%
Comcast Corp., Special Class A	53,650	$1,252,191
DIRECTV, Class A†	2,680	135,822
Kabel Deutschland Holding AG†(2)	7,725	435,609
Time Warner Cable, Inc.	7,802	571,965

		2,395,587

Cellular Telecom — 7.4%
America Movil SAB de CV, Series L ADR	5,840	150,672
Cellcom Israel, Ltd.	24,960	657,197
Millicom International Cellular SA SDR(2)	420	50,264
Mobile Telesystems OJSC ADR	22,935	430,719
MTN Group, Ltd.(2)	14,094	304,405
NII Holdings, Inc.†	17,140	725,879
Partner Communications ADR	3,050	44,134
Tim Participacoes SA ADR†	8,900	445,356
Vodafone Group PLC(2)	148,666	418,938

		3,227,564

Coal — 0.5%
Arch Coal, Inc.	7,730	197,888

Electric-Distribution — 0.8%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	15,320	358,292

Electric-Generation — 6.0%
AES Corp.†	82,450	1,014,960
CEZ AS(2)	18,107	936,342
China Hydroelectric Corp. ADR†	10,260	39,398
E.On Russia JSC	541,980	52,789
Tractebel Energia SA	33,200	559,381

		2,602,870

Electric-Integrated — 27.6%
Alliant Energy Corp.	3,190	125,718
American Electric Power Co., Inc.	22,770	839,302
Cia Paranaense de Energia-Copel ADR	7,700	186,109
CMS Energy Corp.	57,910	1,108,397
Constellation Energy Group, Inc.	17,400	675,642
E.ON AG(2)	4,554	125,708
Edison International	20,960	797,947
EDP — Energias de Portugal SA(2)	215,609	746,658
EDP — Energias do Brasil SA	11,600	290,215
Enel OGK-5 OJSC†(3)	536,170	47,987
Enersis SA ADR	14,990	326,632
EVN AG(2)	2,813	45,984
Exelon Corp.	500	22,035
FirstEnergy Corp.	490	21,879
Fortum Oyj(2)	20,196	533,114
Hawaiian Electric Industries, Inc.	920	21,528
International Power PLC(2)	105,115	525,106
Light SA	28,770	515,721
NextEra Energy, Inc.	18,230	1,007,208
Northeast Utilities	7,510	255,340
NV Energy, Inc.	14,210	210,876
OGE Energy Corp.	10,550	527,922
PG&E Corp.	18,450	764,384
PPL Corp.	17,260	481,554
Public Service Enterprise Group, Inc.	33,310	1,090,903
Scottish & Southern Energy PLC(2)	20,093	429,641
TGK-1 OAO(3)	130,204,790	69,009
Wisconsin Energy Corp.	2,040	62,526
Xcel Energy, Inc.	7,710	185,040

		12,040,085

Electric-Transmission — 1.6%
Federal Grid Co. Unified Energy System JSC	6,990,080	90,871
Red Electrica Corp. SA(2)	11,174	608,405

		699,276

Energy-Alternate Sources — 0.7%
EDP Renovaveis SA†(2)	46,821	302,471

Gas-Distribution — 6.8%
AGL Resources, Inc.	6,510	265,608
CenterPoint Energy, Inc.	33,400	653,972
Centrica PLC(2)	29,202	146,231
Enagas SA(2)	24,565	558,630
National Grid PLC(2)	50,156	492,010
NiSource, Inc.	12,610	253,839
Questar Corp.	5,850	107,815
Sempra Energy	6,180	313,264
UGI Corp.	6,450	195,435

		2,986,804

Independent Power Producers — 2.7%
Calpine Corp.†	35,890	583,212
GenOn Energy, Inc.†	32,710	127,242
NRG Energy, Inc.†	19,879	487,433

		1,197,887

Investment Companies — 0.4%
Hutchison Port Holdings Trust(2)	209,000	158,555

Multimedia — 0.4%
Viacom, Inc., Class B	3,600	174,312

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	340	42,065
EOG Resources, Inc.	2,280	232,560
EQT Corp.	15,250	968,070
Occidental Petroleum Corp.	2,620	257,231
QEP Resources, Inc.	24,990	1,095,312

		2,595,238

Pipelines — 8.5%
El Paso Corp.	69,141	1,420,848
Kinder Morgan, Inc.	15,890	448,575
Spectra Energy Corp.	21,270	574,715
Williams Cos., Inc.	39,630	1,256,271

		3,700,409

Telecom Services — 4.4%
Telenet Group Holding NV†(2)	12,548	511,803
Virgin Media, Inc.	43,620	1,154,185
XL Axiata Tbk PT(2)	394,500	266,729

		1,932,717

Telephone-Integrated — 5.8%
AT&T, Inc.	3,650	106,799
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	126,780	311,490

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)
Telephone-Integrated (continued)

CenturyLink, Inc.	11,623	$431,330
Deutsche Telekom AG(2)	22,990	358,027
Frontier Communications Corp.	17,390	130,251
Koninklijke KPN NV(2)	16,684	238,152
Portugal Telecom SGPS SA(2)	28,068	242,908
TDC A/S†(2)	50,002	463,735
Telecom Italia SpA RSP(2)	231,118	247,255

		2,529,947

Water — 1.3%
American Water Works Co., Inc.	6,030	168,840
Companhia de Saneamento de Minas Gerais	18,400	385,595

		554,435

Wireless Equipment — 2.6%
American Tower Corp., Class A†	11,010	578,354
Crown Castle International Corp.†	6,540	283,836
SBA Communications Corp., Class A†	7,450	284,367

		1,146,557

Total Common Stock (cost $32,504,847)		38,800,894

CONVERTIBLE PREFERRED STOCK — 2.2%
Electric-Integrated — 2.2%
Great Plains Energy, Inc. 12.00%	3,070	195,774
NextEra Energy, Inc. 7.00%	4,800	244,800
PPL Corp. 8.75%	4,090	219,387
PPL Corp. 9.50%	5,630	315,787

Total Convertible Preferred Stock (cost $933,605)		975,748

PREFERRED STOCK — 3.5%
Electric-Generation — 0.8%
AES Tiete SA	22,200	346,417

Electric-Integrated — 0.4%
Cia Paranaense de Energia	7,000	168,811

Telephone-Integrated — 2.3%
Telecomunicacoes de Sao Paulo SA ADR	31,103	986,587

Total Preferred Stock (cost $799,616)		1,501,815

CONVERTIBLE BONDS & NOTES — 1.0%
Telecom Services — 0.6%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16	$171,000	277,234

Wireless Equipment — 0.4%
SBA Communications Corp. Senior Notes 4.00% due 10/01/14	125,000	175,156

Total Convertible Bonds & Notes (cost $368,286)		452,390

U.S. CORPORATE BONDS & NOTES — 0.3%
Independent Power Producers — 0.3%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20† (cost $125,751)	125,000	131,875

Total Long-Term Investment Securities (cost $34,732,105)		41,862,722

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Commercial Paper — 3.0%
HSBC Americas, Inc. 0.11% due 08/01/11	1,302,000	1,302,000

Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11	111,000	111,000

Total Short-Term Investment Securities (cost $1,413,000)		1,413,000

TOTAL INVESTMENTS (cost $36,145,105)(1)	99.2%	43,275,722
Other assets less liabilities	0.8	352,816

NET ASSETS	100.0%	$43,628,538

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedure at July 31, 2011. The aggregated value of these securities was $ 9,458,170 representing 21.7% of net assets. Securities are classified as level 2 based on the securities valuation inputs. See note 2 regarding fair value pricing for foreign equity securities.
(3)	Fair valued Security. Securities are classified as level 2 based on the securities valuation inputs; see note 2.
ADR — American Depository Receipt
SDR — Swedish Depository Receipt

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Barclays Bank PLC	BRL	110,000	USD	68,561	8/2/2011	$—	$(2,367)
	BRL	110,000	USD	70,126	9/2/2011	—	(238)
	EUR	22,138	USD	31,668	10/12/2011	—	(87)
	GBP	641,553	USD	1,024,033	10/12/2011	—	(28,253)
	USD	70,513	BRL	110,000	8/2/2011	416	—
	USD	6,109	GBP	3,815	10/12/2011	149	—

						565	(30,945)

Citibank N.A.	EUR	14,075	USD	19,889	10/12/2011	—	(300)
	GBP	3,069	USD	4,919	10/12/2011	—	(114)
	USD	15,047	EUR	10,392	10/12/2011	—	(140)

						—	(554)

Credit Suisse London Branch	BRL	228,992	USD	142,674	8/2/2011	—	(4,982)
	BRL	228,992	USD	145,808	9/2/2011	—	(672)
	BRL	220,000	USD	135,886	11/4/2011	—	(2,736)
	EUR	65,874	USD	94,274	10/12/2011	—	(219)
	GBP	324	USD	528	10/12/2011	—	(4)
	USD	146,649	BRL	228,992	8/2/2011	1,007	—
	USD	16,178	GBP	9,913	10/12/2011	82	—

						1,089	(8,613)

Deutsche Bank AG London	BRL	425,000	USD	263,403	9/2/2011	—	(8,458)
	BRL	285,000	USD	175,926	11/4/2011	—	(3,653)
	EUR	15,934	USD	22,714	10/12/2011	—	(142)
	GBP	632,888	USD	1,009,925	10/12/2011	—	(28,150)
	USD	34,360	EUR	23,984	10/12/2011	44	—
	USD	13,055	GBP	8,022	10/12/2011	102	—

						146	(40,403)

Goldman Sachs International	BRL	100,000	USD	62,480	8/2/2011	—	(2,000)
	BRL	100,000	USD	63,573	9/2/2011	—	(394)
	EUR	7,841	USD	11,216	10/12/2011	—	(32)
	USD	63,939	BRL	100,000	8/2/2011	542	—

						542	(2,426)

HSBC Bank	BRL	346,000	USD	212,605	8/2/2011	—	(10,498)
	BRL	346,000	USD	220,945	9/2/2011	—	(382)
	BRL	282,868	USD	170,866	11/7/2011	—	(7,270)
	EUR	9,676	USD	13,872	10/12/2011	—	(8)
	USD	222,151	BRL	346,000	8/2/2011	953	—

						953	(18,158)

JPMorgan Chase Bank N.A.	BRL	883,244	USD	544,005	8/2/2011	—	(25,518)
	BRL	883,244	USD	563,114	9/2/2011	—	(1,873)
	BRL	301,000	USD	187,902	9/6/2011	—	(4,513)
	BRL	181,000	USD	110,576	11/4/2011	—	(3,472)
	EUR	186,169	USD	266,489	10/12/2011	—	(561)
	USD	566,182	BRL	883,244	8/2/2011	3,340	—

						3,340	(35,937)

Merrill Lynch International Bank, Ltd.	EUR	70,009	USD	100,084	10/12/2011	—	(340)
	USD	49,343	EUR	34,388	10/12/2011	—	(15)

						—	(355)

Morgan Stanley Capital Services, Inc.	BRL	323,000	USD	201,228	8/2/2011	—	(7,045)
	BRL	323,000	USD	206,133	9/2/2011	—	(481)
	USD	207,384	BRL	323,000	8/2/2011	889	—

						889	(7,526)

Oppenheimer Investor Services, Inc.	USD	221,966	BRL	346,000	8/2/2011	1,138	—

UBS AG	BRL	346,000	USD	216,932	8/2/2011	—	(6,172)
	BRL	346,000	USD	220,776	9/2/2011	—	(551)
	EUR	1,949,655	USD	2,809,024	9/15/2011	10,378	—
	EUR	87,449	USD	125,133	10/12/2011	—	(309)
	USD	14,681	EUR	10,250	10/12/2011	22	—
						—	—

						10,400	(7,032)

Net Unrealized Appreciation/(Depreciation)						$19,062	$(151,949)

BRL  — Brazilian Real
EUR  — Euro Dollar
GBP  — British Pound
USD — United States Dollar

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$1,959,978	$435,609	#	$—	$2,395,587
Cellular Telecom	2,453,957	773,607	#	—	3,227,564
Electric-Generation	1,666,528	936,342	#	—	2,602,870
Electric-Integrated	9,516,878	2,523,207	#	—	12,040,085
Gas-Distribution	1,789,933	1,196,871	#	—	2,986,804
Oil Companies — Exploration & Production	2,595,238	—		—	2,595,238
Pipelines	3,700,409	—		—	3,700,409
Telephone-Integrated	668,380	1,861,567	#	—	2,529,947
Other Industries*	4,874,427	1,847,963	#	—	6,722,390
Convertible Preferred Stock	975,748	—		—	975,748
Preferred Stock	1,501,815	—		—	1,501,815
Convertible Bonds & Notes	—	452,390		—	452,390
U.S. Corporate Bonds & Notes	—	131,875		—	131,875
Short-Term Investment Securities:
Commercial Paper	—	1,302,000		—	1,302,000
Time Deposits	—	111,000		—	111,000
Other Financial Instruments:@
Forward Foreign Currency Contracts Appreciation	—	19,062		—	19,062

Total	$31,703,291	$11,591,493		$—	$43,294,784

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts Depreciation	$—	$151,949		$—	$151,949

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $9,458,170 representing 21.7% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.5%
Diversified Banking Institutions	3.9
Medical-Drugs	3.9
Computers	3.8
Diversified Manufacturing Operations	3.6
Electric-Integrated	2.9
Oil Companies-Exploration & Production	2.9
Telephone-Integrated	2.6
Medical Products	2.6
Banks-Super Regional	2.4
Computer Services	2.4
Beverages-Non-alcoholic	2.3
Applications Software	2.1
Exchange-Traded Funds	2.1
Cosmetics & Toiletries	2.0
Electronic Components-Semiconductors	1.9
Tobacco	1.7
Real Estate Investment Trusts	1.7
Oil-Field Services	1.7
Multimedia	1.6
Repurchase Agreements	1.6
Retail-Discount	1.5
Web Portals/ISP	1.4
Retail-Restaurants	1.3
Food-Misc.	1.2
Medical-Biomedical/Gene	1.2
Aerospace/Defense	1.2
Commercial Services-Finance	1.1
Enterprise Software/Service	1.1
Cable/Satellite TV	1.1
Insurance-Multi-line	1.1
Wireless Equipment	1.1
Insurance-Reinsurance	1.1
Medical-HMO	1.0
Transport-Services	1.0
Chemicals-Diversified	0.9
Transport-Rail	0.9
Networking Products	0.8
Computers-Memory Devices	0.7
Medical Instruments	0.7
Aerospace/Defense-Equipment	0.7
Retail-Drug Store	0.7
Retail-Building Products	0.7
E-Commerce/Services	0.7
Investment Management/Advisor Services	0.7
E-Commerce/Products	0.7
Insurance-Life/Health	0.7
Machinery-Construction & Mining	0.6
Finance-Credit Card	0.6
Banks-Fiduciary	0.5
Pipelines	0.5
Oil Field Machinery & Equipment	0.5
Industrial Gases	0.5
Insurance-Property/Casualty	0.4
Pharmacy Services	0.4
Agricultural Chemicals	0.4
Metal-Copper	0.4
Auto-Cars/Light Trucks	0.4
Medical-Wholesale Drug Distribution	0.4
Consumer Products-Misc.	0.4
Banks-Commercial	0.4
Finance-Other Services	0.3
Electric Products-Misc.	0.3%
Retail-Major Department Stores	0.3
Apparel Manufacturers	0.3
Coal	0.3
Retail-Apparel/Shoe	0.3
Oil & Gas Drilling	0.3
Athletic Footwear	0.3
Instruments-Scientific	0.3
Food-Retail	0.3
Machinery-Farming	0.3
Chemicals-Specialty	0.3
Insurance Brokers	0.3
Gas-Distribution	0.2
Semiconductor Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Gold Mining	0.2
Distribution/Wholesale	0.2
Retail-Regional Department Stores	0.2
Hotels/Motels	0.2
Auto/Truck Parts & Equipment-Original	0.2
Non-Hazardous Waste Disposal	0.2
Metal Processors & Fabrication	0.2
Oil Refining & Marketing	0.2
U.S. Government Treasuries	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Engines-Internal Combustion	0.2
Steel-Producers	0.2
Internet Security	0.2
Medical-Generic Drugs	0.2
Electronic Measurement Instruments	0.2
Finance-Investment Banker/Broker	0.2
Television	0.2
Food-Confectionery	0.2
Paper & Related Products	0.2
Medical Labs & Testing Services	0.1
Advertising Agencies	0.1
Food-Wholesale/Distribution	0.1
Semiconductor Components-Integrated Circuits	0.1
Office Automation & Equipment	0.1
Cellular Telecom	0.1
Engineering/R&D Services	0.1
Retail-Auto Parts	0.1
Broadcast Services/Program	0.1
Auto-Heavy Duty Trucks	0.1
Metal-Aluminum	0.1
Toys	0.1
Tools-Hand Held	0.1
Retail-Bedding	0.1
Vitamins & Nutrition Products	0.1
Cruise Lines	0.1
Electronic Forms	0.1
Metal-Iron	0.1
Internet Infrastructure Software	0.1
Casino Hotels	0.1
Retail-Office Supplies	0.1
Beverages-Wine/Spirits	0.1
Commercial Services	0.1
Industrial Automated/Robotic	0.1
Containers-Metal/Glass	0.1
Motorcycle/Motor Scooter	0.1
Retail-Jewelry	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited) — (continued)

Schools	0.1%
Medical Information Systems	0.1
Retail-Automobile	0.1
Food-Meat Products	0.1
Computers-Integrated Systems	0.1
Savings & Loans/Thrifts	0.1
Retail-Consumer Electronics	0.1
Electronic Connectors	0.1
Building-Residential/Commercial	0.1
Disposable Medical Products	0.1
Electronics-Military	0.1
Dental Supplies & Equipment	0.1
Finance-Consumer Loans	0.1
Electric-Generation	0.1
Dialysis Centers	0.1
Computer Aided Design	0.1
Airlines	0.1
Machinery-General Industrial	0.1
Entertainment Software	0.1
Brewery	0.1
Hazardous Waste Disposal	0.1
Coatings/Paint	0.1
Containers-Paper/Plastic	0.1
Diversified Operations	0.1
Telecommunication Equipment	0.1
Energy-Alternate Sources	0.1
Real Estate Management/Services	0.1
Steel-Specialty	0.1
Independent Power Producers	0.1
Filtration/Separation Products	0.1

102.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	709	$6,955
Omnicom Group, Inc.	389	18,252

		25,207

Aerospace/Defense — 1.2%
Boeing Co.	1,052	74,135
General Dynamics Corp.	528	35,978
Lockheed Martin Corp.	403	30,519
Northrop Grumman Corp.	411	24,870
Raytheon Co.	499	22,320
Rockwell Collins, Inc.	224	12,340

		200,162

Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	181	17,220
United Technologies Corp.	1,306	108,189

		125,409

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	104	16,153
Monsanto Co.	764	56,139

		72,292

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	962	29,226

Airlines — 0.1%
Southwest Airlines Co.	1,149	11,444

Apparel Manufacturers — 0.3%
Coach, Inc.	412	26,599
Polo Ralph Lauren Corp.	93	12,561
VF Corp.	127	14,834

		53,994

Appliances — 0.0%
Whirlpool Corp.	111	7,685

Applications Software — 2.1%
Citrix Systems, Inc.†	261	18,803
Compuware Corp.†	317	3,062
Intuit, Inc.†	380	17,746
Microsoft Corp.	10,611	290,741
Red Hat, Inc.†	280	11,782
Salesforce.com, Inc.†	169	24,456

		366,590

Athletic Footwear — 0.3%
NIKE, Inc., Class B	537	48,411

Audio/Video Products — 0.0%
Harman International Industries, Inc.	101	4,202

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	5,404	65,983

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	512	21,919

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	963	35,583

Banks-Commercial — 0.4%
BB&T Corp.	964	24,756
First Horizon National Corp.	382	3,434
M&T Bank Corp.	182	15,696
Regions Financial Corp.	1,823	11,102
Zions Bancorporation	267	5,847

		60,835

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	1,763	44,269
Northern Trust Corp.	351	15,762
State Street Corp.	711	29,485

		89,516

Banks-Super Regional — 2.4%
Capital One Financial Corp.	648	30,974
Comerica, Inc.	257	8,232
Fifth Third Bancorp	1,333	16,863
Huntington Bancshares, Inc.	1,253	7,574
KeyCorp.	1,380	11,095
PNC Financial Services Group, Inc.	746	40,500
SunTrust Banks, Inc.	744	18,221
US Bancorp	2,745	71,535
Wells Fargo & Co.	7,546	210,835

		415,829

Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	3,269	222,325
Coca-Cola Enterprises, Inc.	472	13,268
Dr. Pepper Snapple Group, Inc.	321	12,121
PepsiCo, Inc.	2,260	144,730

		392,444

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	150	11,034
Constellation Brands, Inc., Class A†	260	5,301

		16,335

Brewery — 0.1%
Molson Coors Brewing Co., Class B	231	10,407

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	404	16,079
Scripps Networks Interactive Inc., Class A	132	6,117

		22,196

Building Products-Wood — 0.0%
Masco Corp.	520	5,486

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	408	4,847
Lennar Corp., Class A	233	4,122
Pulte Group, Inc.†	489	3,359

		12,328

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	334	8,136
Comcast Corp., Class A	3,941	94,663
DIRECTV, Class A†	1,096	55,545
Time Warner Cable, Inc.	476	34,896

		193,240

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	110	16,905

Casino Services — 0.0%
International Game Technology	435	8,087

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	385	$6,268
Sprint Nextel Corp.†	4,181	17,685

		23,953

Chemicals-Diversified — 0.9%
Dow Chemical Co.	1,671	58,268
E.I. du Pont de Nemours & Co.	1,321	67,926
FMC Corp.	104	9,107
PPG Industries, Inc.	229	19,282

		154,583

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	103	9,949
Ecolab, Inc.	319	15,950
International Flavors & Fragrances, Inc.	117	7,157
Sigma-Aldrich Corp.	177	11,876

		44,932

Coal — 0.3%
Alpha Natural Resources, Inc.†	329	14,052
Consol Energy, Inc.	329	17,634
Peabody Energy Corp.	378	21,724

		53,410

Coatings/Paint — 0.1%
Sherwin-Williams Co.	128	9,878

Commercial Services — 0.1%
Iron Mountain, Inc.	291	9,205
Quanta Services, Inc.†	314	5,815

		15,020

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	709	36,507
Equifax, Inc.	179	6,151
H&R Block, Inc.	443	6,627
Mastercard, Inc., Class A	135	40,939
Moody’s Corp.	288	10,256
Paychex, Inc.	467	13,183
Total System Services, Inc.	235	4,373
Visa, Inc., Class A	680	58,167
Western Union Co.	917	17,799

		194,002

Computer Aided Design — 0.1%
Autodesk, Inc.†	335	11,524

Computer Services — 2.4%
Accenture PLC, Class A	924	54,645
Cognizant Technology Solutions Corp., Class A†	431	30,114
Computer Sciences Corp.	225	7,938
International Business Machines Corp.	1,729	314,419

		407,116

Computers — 3.8%
Apple, Inc.†	1,319	515,043
Dell, Inc.†	2,322	37,709
Hewlett-Packard Co.	2,956	103,933

		656,685

Computers-Integrated Systems — 0.1%
Teradata Corp.†	245	13,465

Computers-Memory Devices — 0.7%
EMC Corp.†	2,931	76,441
NetApp, Inc.†	518	24,615
SanDisk Corp.†	346	14,715
Western Digital Corp.†	337	11,613

		127,384

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	115	3,861

Consulting Services — 0.0%
SAIC, Inc.†	405	6,492

Consumer Products-Misc. — 0.4%
Clorox Co.	193	13,817
Fortune Brands, Inc.	224	13,487
Kimberly-Clark Corp.	539	35,229

		62,533

Containers-Metal/Glass — 0.1%
Ball Corp.	244	9,467
Owens-Illinois, Inc.†	238	5,515

		14,982

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	153	4,835
Sealed Air Corp.	232	4,995

		9,830

Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	624	16,368
Colgate-Palmolive Co.	691	58,307
Estee Lauder Cos., Inc., Class A	165	17,310
Procter & Gamble Co.	4,001	246,021

		338,006

Cruise Lines — 0.1%
Carnival Corp.	602	20,047

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	72	5,223
Fidelity National Information Services, Inc.	390	11,708
Fiserv, Inc.†	208	12,555

		29,486

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	204	7,729
Patterson Cos., Inc.	139	4,287

		12,016

Dialysis Centers — 0.1%
DaVita, Inc.†	139	11,612

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	124	12,236

Distribution/Wholesale — 0.2%
Fastenal Co.	428	14,402
Genuine Parts Co.	228	12,121
WW Grainger, Inc.	84	12,463

		38,986

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Diversified Banking Institutions — 3.9%
Bank of America Corp.	14,411	$139,931
Citigroup, Inc.	4,168	159,801
Goldman Sachs Group, Inc.	738	99,608
JPMorgan Chase & Co.	5,671	229,392
Morgan Stanley	2,117	47,103

		675,835

Diversified Manufacturing Operations — 3.6%
3M Co.	1,011	88,098
Danaher Corp.	773	37,962
Dover Corp.	271	16,387
Eaton Corp.	478	22,920
General Electric Co.	15,127	270,925
Honeywell International, Inc.	1,120	59,472
Illinois Tool Works, Inc.	710	35,358
Ingersoll-Rand PLC	461	17,251
ITT Corp.	267	14,242
Leggett & Platt, Inc.	207	4,492
Parker Hannifin Corp.	235	18,570
Textron, Inc.	401	9,275
Tyco International, Ltd.	662	29,320

		624,272

Diversified Operations — 0.1%
Leucadia National Corp.	287	9,663

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	509	113,263

E-Commerce/Services — 0.7%
eBay, Inc.†	1,626	53,251
Expedia, Inc.	290	9,190
Netflix, Inc.†	63	16,757
priceline.com, Inc.†	70	37,636

		116,834

Electric Products-Misc. — 0.3%
Emerson Electric Co.	1,072	52,624
Molex, Inc.	202	4,743

		57,367

Electric-Generation — 0.1%
AES Corp.†	953	11,731

Electric-Integrated — 2.9%
Ameren Corp.	350	10,087
American Electric Power Co., Inc.	677	24,954
CMS Energy Corp.	366	7,005
Consolidated Edison, Inc.	409	21,513
Constellation Energy Group, Inc.	291	11,300
Dominion Resources, Inc.	819	39,681
DTE Energy Co.	246	12,261
Duke Energy Corp.	1,888	35,117
Edison International	473	18,007
Entergy Corp.	258	17,234
Exelon Corp.	942	41,514
FirstEnergy Corp.	588	26,254
Integrys Energy Group, Inc.	113	5,674
NextEra Energy, Inc.	597	32,984
Northeast Utilities	257	8,738
Pepco Holdings, Inc.	328	6,127
PG&E Corp.	557	23,077
Pinnacle West Capital Corp.	158	6,691
PPL Corp.	808	22,543
Progress Energy, Inc.	409	19,117
Public Service Enterprise Group, Inc.	708	23,187
SCANA Corp.	166	6,506
Southern Co.	1,210	47,843
TECO Energy, Inc.	312	5,781
Wisconsin Energy Corp.	339	10,390
Xcel Energy, Inc.	703	16,872

		500,457

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	285	5,218

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	838	6,151
Altera Corp.	447	18,273
Broadcom Corp., Class A†	666	24,689
Intel Corp.	7,568	168,993
LSI Corp.†	879	6,469
MEMC Electronic Materials, Inc.†	334	2,478
Microchip Technology, Inc.	276	9,315
Micron Technology, Inc.†	1,250	9,213
National Semiconductor Corp.	350	8,652
NVIDIA Corp.†	871	12,046
Texas Instruments, Inc.	1,654	49,207
Xilinx, Inc.	385	12,359

		327,845

Electronic Connectors — 0.1%
Amphenol Corp., Class A	256	12,516

Electronic Forms — 0.1%
Adobe Systems, Inc.†	701	19,432

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	486	20,490
FLIR Systems, Inc.	232	6,370

		26,860

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	154	12,184

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	79	9,340

Engineering/R&D Services — 0.1%
Fluor Corp.	253	16,073
Jacobs Engineering Group, Inc.†	184	7,202

		23,275

Engines-Internal Combustion — 0.2%
Cummins, Inc.	276	28,947

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	257	11,108
CA, Inc.	551	12,287
Oracle Corp.	5,559	169,994

		193,389

Entertainment Software — 0.1%
Electronic Arts, Inc.†	482	10,725

Filtration/Separation Products — 0.1%
Pall Corp.	169	8,379

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Consumer Loans — 0.1%
SLM Corp.	765	$11,926

Finance-Credit Card — 0.6%
American Express Co.	1,497	74,910
Discover Financial Services	758	19,412

		94,322

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	1,395	20,828
E*Trade Financial Corp.†	365	5,796

		26,624

Finance-Other Services — 0.3%
CME Group, Inc.	95	27,473
IntercontinentalExchange, Inc.†	107	13,193
NASDAQ OMX Group, Inc.†	218	5,247
NYSE Euronext	380	12,715

		58,628

Food-Confectionery — 0.2%
Hershey Co.	223	12,586
J.M. Smucker Co.	168	13,091

		25,677

Food-Dairy Products — 0.0%
Dean Foods Co.†	266	2,931

Food-Meat Products — 0.1%
Hormel Foods Corp.	202	5,852
Tyson Foods, Inc., Class A	435	7,639

		13,491

Food-Misc. — 1.2%
Campbell Soup Co.	265	8,758
ConAgra Foods, Inc.	593	15,187
General Mills, Inc.	900	33,615
H.J. Heinz Co.	451	23,741
Kellogg Co.	363	20,248
Kraft Foods, Inc., Class A	2,515	86,466
McCormick & Co., Inc.	192	9,341
Sara Lee Corp.	849	16,224

		213,580

Food-Retail — 0.3%
Kroger Co.	834	20,742
Safeway, Inc.	514	10,367
SUPERVALU, Inc.	308	2,649
Whole Foods Market, Inc.	217	14,474

		48,232

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	811	24,809

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	617	12,081
Nicor, Inc.	66	3,610
NiSource, Inc.	406	8,173
Sempra Energy	347	17,589

		41,453

Gold Mining — 0.2%
Newmont Mining Corp.	702	39,038

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	125	10,265

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	423	6,565

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	412	13,390
Starwood Hotels & Resorts Worldwide, Inc.	283	15,553
Wyndham Worldwide Corp.	247	8,544

		37,487

Human Resources — 0.0%
Monster Worldwide, Inc.†	188	2,207
Robert Half International, Inc.	213	5,832

		8,039

Independent Power Producers — 0.1%
NRG Energy, Inc.†	350	8,582

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	209	14,998

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	298	26,441
Airgas, Inc.	101	6,939
Praxair, Inc.	433	44,876

		78,256

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	164	4,012
Thermo Fisher Scientific, Inc.†	542	32,569
Waters Corp.†	133	11,689

		48,270

Insurance Brokers — 0.3%
AON Corp.	463	22,279
Marsh & McLennan Cos., Inc.	767	22,619

		44,898

Insurance-Life/Health — 0.7%
Aflac, Inc.	658	30,307
Lincoln National Corp.	455	12,058
Principal Financial Group, Inc.	466	12,876
Prudential Financial, Inc.	687	40,313
Torchmark Corp.	165	6,664
Unum Group	447	10,902

		113,120

Insurance-Multi-line — 1.1%
ACE, Ltd.	476	31,883
Allstate Corp.	731	20,263
American International Group, Inc.†(1)	633	18,167
Assurant, Inc.	140	4,987
Cincinnati Financial Corp.	237	6,477
Genworth Financial, Inc., Class A†	712	5,924
Hartford Financial Services Group, Inc.	646	15,129
Loews Corp.	451	17,981
MetLife, Inc.	1,500	61,815
XL Group PLC	449	9,214

		191,840

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 0.4%
Chubb Corp.	412	$25,742
Progressive Corp.	907	17,850
Travelers Cos., Inc.	593	32,692

		76,284

Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	2,477	183,719

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	271	6,563
F5 Networks, Inc.†	118	11,031

		17,594

Internet Security — 0.2%
Symantec Corp.†	1,051	20,032
VeriSign, Inc.	244	7,615

		27,647

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	336	18,177
BlackRock, Inc.	135	24,092
Federated Investors, Inc., Class B	135	2,885
Franklin Resources, Inc.	202	25,646
Invesco, Ltd.	671	14,883
Janus Capital Group, Inc.	270	2,279
Legg Mason, Inc.	216	6,355
T. Rowe Price Group, Inc.	362	20,561

		114,878

Linen Supply & Related Items — 0.0%
Cintas Corp.	183	5,957

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	918	90,689
Joy Global, Inc.	152	14,276

		104,965

Machinery-Farming — 0.3%
Deere & Co.	597	46,870

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	139	11,347

Machinery-Pumps — 0.0%
Flowserve Corp.	81	8,050

Medical Information Systems — 0.1%
Cerner Corp.†	210	13,963

Medical Instruments — 0.7%
Boston Scientific Corp.†	2,218	15,881
Edwards Lifesciences Corp.†	166	11,844
Intuitive Surgical, Inc.†	55	22,030
Medtronic, Inc.	1,528	55,085
St. Jude Medical, Inc.	458	21,297

		126,137

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	145	13,160
Quest Diagnostics, Inc.	228	12,314

		25,474

Medical Products — 2.6%
Baxter International, Inc.	814	47,351
Becton, Dickinson and Co.	308	25,752
CareFusion Corp.†	324	8,550
Covidien PLC	702	35,655
Hospira, Inc.†	243	12,422
Johnson & Johnson	3,937	255,078
Stryker Corp.	469	25,486
Varian Medical Systems, Inc.†	170	10,669
Zimmer Holdings, Inc.†	265	15,905

		436,868

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	1,321	72,259
Biogen Idec, Inc.†	343	34,941
Celgene Corp.†	654	38,782
Gilead Sciences, Inc.†	1,116	47,274
Life Technologies Corp.†	259	11,663

		204,919

Medical-Drugs — 3.9%
Abbott Laboratories	2,223	114,084
Allergan, Inc.	432	35,126
Bristol-Myers Squibb Co.	2,435	69,787
Cephalon, Inc.†	112	8,953
Eli Lilly & Co.	1,456	55,765
Forest Laboratories, Inc.†	415	15,380
Merck & Co., Inc.	4,412	150,582
Pfizer, Inc.	11,276	216,950

		666,627

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	637	14,511
Watson Pharmaceuticals, Inc.†	184	12,352

		26,863

Medical-HMO — 1.0%
Aetna, Inc.	531	22,031
CIGNA Corp.	376	18,713
Coventry Health Care, Inc.†	215	6,880
Humana, Inc.	244	18,198
UnitedHealth Group, Inc.	1,545	76,678
WellPoint, Inc.	521	35,194

		177,694

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	710	3,948

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	398	15,247
Cardinal Health, Inc.	491	21,486
McKesson Corp.	356	28,879

		65,612

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	203	32,760

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,488	21,918

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,350	71,496

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	201	18,054

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	343	14,883

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Multimedia — 1.6%
McGraw-Hill Cos., Inc.	442	$18,387
News Corp., Class A	3,251	52,081
Time Warner, Inc.	1,526	53,654
Viacom, Inc., Class B	832	40,286
Walt Disney Co.	2,690	103,888

		268,296

Networking Products — 0.8%
Cisco Systems, Inc.	7,838	125,173
Juniper Networks, Inc.†	745	17,425

		142,598

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	131	2,331

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	440	12,773
Waste Management, Inc.	664	20,910

		33,683

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	296	6,379
Xerox Corp.	1,947	18,165

		24,544

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	153	4,827

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	101	6,851
Helmerich & Payne, Inc.	155	10,703
Nabors Industries, Ltd.†	417	11,013
Noble Corp.†	366	13,494
Rowan Cos., Inc.†	185	7,246

		49,307

Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	709	58,535
Apache Corp.	547	67,675
Cabot Oil & Gas Corp.	152	11,260
Chesapeake Energy Corp.	927	31,843
Denbury Resources, Inc.†	576	11,128
Devon Energy Corp.	603	47,456
EOG Resources, Inc.	382	38,964
EQT Corp.	217	13,775
Newfield Exploration Co.†	192	12,945
Noble Energy, Inc.	246	24,521
Occidental Petroleum Corp.	1,162	114,085
Pioneer Natural Resources Co.	169	15,715
QEP Resources, Inc.	256	11,221
Range Resources Corp.	233	15,182
Southwestern Energy Co.†	486	21,656

		495,961

Oil Companies-Integrated — 6.5%
Chevron Corp.	2,870	298,537
ConocoPhillips	2,020	145,420
Exxon Mobil Corp.	7,030	560,924
Hess Corp.	427	29,275
Marathon Oil Corp.	1,005	31,125
Marathon Petroleum Corp.†	516	22,595
Murphy Oil Corp.	268	17,211

		1,105,087

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	339	18,964
FMC Technologies, Inc.†	349	15,914
National Oilwell Varco, Inc.	602	48,503

		83,381

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	176	7,154
Tesoro Corp.†	209	5,077
Valero Energy Corp.	793	19,920

		32,151

Oil-Field Services — 1.7%
Baker Hughes, Inc.	619	47,898
Halliburton Co.	1,305	71,423
Schlumberger, Ltd.	1,936	174,956

		294,277

Paper & Related Products — 0.2%
International Paper Co.	606	17,998
MeadWestvaco Corp.	246	7,661

		25,659

Pharmacy Services — 0.4%
Express Scripts, Inc.†	751	40,749
Medco Health Solutions, Inc.†	565	35,527

		76,276

Pipelines — 0.5%
El Paso Corp.	1,073	22,050
Oneok, Inc.	155	11,283
Spectra Energy Corp.	911	24,615
Williams Cos., Inc.	824	26,121

		84,069

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	272	5,116

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	349	4,453
Washington Post Co., Class B	7	2,816

		7,269

Quarrying — 0.0%
Vulcan Materials Co.	187	6,412

Real Estate Investment Trusts — 1.7%
Apartment Investment & Management Co., Class A	173	4,723
AvalonBay Communities, Inc.	127	17,042
Boston Properties, Inc.	203	21,794
Equity Residential	414	25,594
HCP, Inc.	566	20,789
Health Care REIT, Inc.	256	13,512
Host Hotels & Resorts, Inc.	996	15,787
Kimco Realty Corp.	591	11,247
Plum Creek Timber Co., Inc.	235	8,982
Prologis, Inc.	643	22,910
Public Storage	196	23,447
Simon Property Group, Inc.	418	50,373

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)

Ventas, Inc.	399	$21,598
Vornado Realty Trust	228	21,329
Weyerhaeuser Co.	782	15,632

		294,759

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	424	9,243

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	127	9,286
Gap, Inc.	567	10,937
Limited Brands, Inc.	366	13,857
Ross Stores, Inc.	170	12,881
Urban Outfitters, Inc.†	181	5,890

		52,851

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	37	10,562
O’Reilly Automotive, Inc.†	200	11,900

		22,462

Retail-Automobile — 0.1%
AutoNation, Inc.†	92	3,460
CarMax, Inc.†	328	10,486

		13,946

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	348	20,355

Retail-Building Products — 0.7%
Home Depot, Inc.	2,264	79,082
Lowe’s Cos., Inc.	1,828	39,448

		118,530

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	205	4,834

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	468	12,917

Retail-Discount — 1.5%
Big Lots, Inc.†	109	3,796
Costco Wholesale Corp.	622	48,672
Family Dollar Stores, Inc.	177	9,400
Target Corp.	971	49,997
Wal-Mart Stores, Inc.	2,732	144,004

		255,869

Retail-Drug Store — 0.7%
CVS Caremark Corp.	1,934	70,301
Walgreen Co.	1,304	50,908

		121,209

Retail-Jewelry — 0.1%
Tiffany & Co.	185	14,724

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	309	9,505
Nordstrom, Inc.	243	12,189
Sears Holdings Corp.†	63	4,389
TJX Cos., Inc.	542	29,973

		56,056

Retail-Office Supplies — 0.1%
Staples, Inc.	1,035	16,622

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	382	20,899
Macy’s, Inc.	619	17,871

		38,770

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	45	14,606
Darden Restaurants, Inc.	198	10,058
McDonald’s Corp.	1,480	127,991
Starbucks Corp.	1,066	42,736
Yum! Brands, Inc.	659	34,808

		230,199

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	354	5,724

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	764	6,303
People’s United Financial, Inc.	546	6,923

		13,226

Schools — 0.1%
Apollo Group, Inc., Class A†	177	8,997
DeVry, Inc.	89	5,530

		14,527

Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	435	14,964
Linear Technology Corp.	330	9,669

		24,633

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	1,843	22,706
KLA-Tencor Corp.	244	9,716
Novellus Systems, Inc.†	130	4,035
Teradyne, Inc.†	269	3,629

		40,086

Steel-Producers — 0.2%
AK Steel Holding Corp.	160	1,944
Nucor Corp.	459	17,850
United States Steel Corp.	209	8,358

		28,152

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	154	8,961

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	2,226	35,416
JDS Uniphase Corp.†	329	4,326

		39,742

Telecommunication Equipment — 0.1%
Harris Corp.	185	7,376
Tellabs, Inc.	527	2,182

		9,558

Telephone-Integrated — 2.6%
AT&T, Inc.	8,469	247,803
CenturyLink, Inc.	871	32,323
Frontier Communications Corp.	1,444	10,816
Verizon Communications, Inc.	4,039	142,536
Windstream Corp.	740	9,035

		442,513

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Television — 0.2%
CBS Corp., Class B	939	$25,700

Tobacco — 1.7%
Altria Group, Inc.	2,994	78,742
Lorillard, Inc.	202	21,456
Philip Morris International, Inc.	2,539	180,701
Reynolds American, Inc.	468	16,474

		297,373

Tools-Hand Held — 0.1%
Snap-On, Inc.	84	4,776
Stanley Black & Decker, Inc.	244	16,048

		20,824

Toys — 0.1%
Hasbro, Inc.	198	7,833
Mattel, Inc.	504	13,437

		21,270

Transport-Rail — 0.9%
CSX Corp.	1,567	38,501
Norfolk Southern Corp.	501	37,926
Union Pacific Corp.	699	71,633

		148,060

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	236	17,065
Expeditors International of Washington, Inc.	308	14,698
FedEx Corp.	446	38,748
Ryder System, Inc.	75	4,224
United Parcel Service, Inc., Class B	1,404	97,185

		171,920

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	285	20,340

Web Portals/ISP — 1.4%
Google, Inc., Class A†	359	216,725
Yahoo!, Inc.†	1,824	23,894

		240,619

Wireless Equipment — 1.1%
American Tower Corp., Class A†	553	29,049
Motorola Mobility Holdings, Inc.†	428	9,579
Motorola Solutions, Inc.†	473	21,233
QUALCOMM, Inc.	2,381	130,431

		190,292

Total Common Stock (cost $16,005,701)		16,826,954

EXCHANGE-TRADED FUNDS — 2.1%
iShares S&P 500 Index Fund (cost $366,888)	2,800	362,740

Total Long-Term Investment Securities (cost $16,372,589)		17,189,694

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.09% due 09/15/11(2) (cost $29,999)	$30,000	29,998

REPURCHASE AGREEMENT — 1.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $268,000)	268,000	$268,000

TOTAL INVESTMENTS (cost $16,670,588)(4)	102.1%	17,487,692
Liabilities in excess of other assets	(2.1)	(361,877)

NET ASSETS	100.0%	$17,125,815

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number					Value as of	Unrealized
of			Expiration	Value at	July 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2011	(Depreciation)

5	Long	S&P 500 E-Mini Futures Index	September 2011	$315,982	$322,100	$6,118

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies — Intergrated	$1,105,087	$—	$—	$1,105,087
Other Industries*	15,721,867	—	—	15,721,867
Exchange Traded Funds	362,740	—	—	362,740
Short-Term Investment Securities:
U.S. Government Treasuries	—	29,998	—	29,998
Repurchase Agreement	—	268,000	—	268,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	6,118	—	—	6,118

Total	$17,195,812	$297,998	$—	$17,493,810

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	7.6%
Medical-Drugs	5.3
Banks-Super Regional	4.5
Pipelines	3.8
Telephone-Integrated	3.8
Real Estate Investment Trusts	3.6
Electric-Integrated	3.3
Medical Products	3.2
Tobacco	3.1
Diversified Manufacturing Operations	3.1
Insurance-Property/Casualty	2.5
Chemicals-Diversified	2.4
Retail-Restaurants	2.4
Food-Confectionery	2.3
Distribution/Wholesale	2.3
Investment Management/Advisor Services	2.0
Banks-Commercial	2.0
Banks-Fiduciary	1.7
Cosmetics & Toiletries	1.7
Consumer Products-Misc.	1.7
Insurance-Multi-line	1.7
Beverages-Non-alcoholic	1.5
Oil Companies-Exploration & Production	1.5
Finance-Credit Card	1.5
Theaters	1.5
Multimedia	1.4
Applications Software	1.4
Electronic Components-Semiconductors	1.4
Retail-Apparel/Shoe	1.4
Transport-Marine	1.4
Aerospace/Defense-Equipment	1.3
Time Deposits	1.3
Cable/Satellite TV	1.1
Medical-Outpatient/Home Medical	1.1
Insurance-Life/Health	1.0
Containers-Metal/Glass	1.0
Tools-Hand Held	0.9
Electric Products-Misc.	0.9
Industrial Gases	0.9
Gas-Distribution	0.9
Apparel Manufacturers	0.9
Insurance-Reinsurance	0.8
Athletic Footwear	0.8
Retail-Major Department Stores	0.8
Transport-Rail	0.7
Computer Services	0.7
Non-Hazardous Waste Disposal	0.7
Semiconductor Equipment	0.7
Commercial Services-Finance	0.7
Retail-Discount	0.7
Semiconductor Components-Integrated Circuits	0.7
Electronic Components-Misc.	0.7
Retail-Building Products	0.6
Real Estate Management/Services	0.6
Transport-Services	0.6
Machinery-Farming	0.6
Savings & Loans/Thrifts	0.5
Retail-Jewelry	0.4
Water	0.2

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.5%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	35,300	$2,924,252

Apparel Manufacturers — 0.9%
VF Corp.	17,400	2,032,320

Applications Software — 1.4%
Microsoft Corp.	119,000	3,260,600

Athletic Footwear — 0.8%
NIKE, Inc., Class B	21,000	1,893,150

Banks-Commercial — 2.0%
BB&T Corp.	60,600	1,556,208
M&T Bank Corp.	34,500	2,975,280

		4,531,488

Banks-Fiduciary — 1.7%
Bank of New York Mellon Corp.	66,500	1,669,815
Northern Trust Corp.	51,000	2,290,155

		3,959,970

Banks-Super Regional — 4.5%
US Bancorp	105,700	2,754,542
Wells Fargo & Co.	270,900	7,568,946

		10,323,488

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	35,300	2,400,753
Dr. Pepper Snapple Group, Inc.	30,800	1,163,008

		3,563,761

Cable/Satellite TV — 1.1%
Time Warner Cable, Inc.	35,200	2,580,512

Chemicals-Diversified — 2.4%
E.I. du Pont de Nemours & Co.	59,700	3,069,774
PPG Industries, Inc.	28,300	2,382,860

		5,452,634

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	30,300	1,560,147

Computer Services — 0.7%
International Business Machines Corp.	9,100	1,654,835

Consumer Products-Misc. — 1.7%
Scotts Miracle-Gro Co., Class A	30,320	1,529,947
Tupperware Brands Corp.	37,600	2,349,624

		3,879,571

Containers-Metal/Glass — 1.0%
Greif, Inc., Class A	36,600	2,234,430

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	14,600	1,231,948
Procter & Gamble Co.	44,000	2,705,560

		3,937,508

Distribution/Wholesale — 2.3%
Genuine Parts Co.	34,300	1,823,388
Watsco, Inc.	31,000	1,834,580
WW Grainger, Inc.	10,800	1,602,396

		5,260,364

Diversified Manufacturing Operations — 3.1%
3M Co.	34,100	2,971,474
Honeywell International, Inc.	43,400	2,304,540
Illinois Tool Works, Inc.	35,800	1,782,840

		7,058,854

Electric Products-Misc. — 0.9%
Emerson Electric Co.	23,700	1,163,433
Molex, Inc.	40,400	948,592

		2,112,025

Electric-Integrated — 3.3%
CMS Energy Corp.	101,900	1,950,366
NextEra Energy, Inc.	29,200	1,613,300
Northeast Utilities	53,000	1,802,000
Southern Co.	54,500	2,154,930

		7,520,596

Electronic Components-Misc. — 0.7%
Gentex Corp.	53,400	1,513,356

Electronic Components-Semiconductors — 1.4%
Intel Corp.	73,100	1,632,323
Xilinx, Inc.	50,400	1,617,840

		3,250,163

Finance-Credit Card — 1.5%
American Express Co.	68,800	3,442,752

Food-Confectionery — 2.3%
Hershey Co.	48,100	2,714,764
J.M. Smucker Co.	33,600	2,618,112

		5,332,876

Gas-Distribution — 0.9%
Sempra Energy	41,100	2,083,359

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	23,600	2,094,028

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	39,500	2,317,860

Insurance-Multi-line — 1.7%
Cincinnati Financial Corp.	39,700	1,085,001
Old Republic International Corp.	87,400	912,456
XL Group PLC	89,300	1,832,436

		3,829,893

Insurance-Property/Casualty — 2.5%
Chubb Corp.	30,200	1,886,896
OneBeacon Insurance Group, Ltd.	62,100	791,154
Travelers Cos., Inc.	53,700	2,960,481

		5,638,531

Insurance-Reinsurance — 0.8%
Validus Holdings, Ltd.	71,700	1,906,503

Investment Management/Advisor Services — 2.0%
BlackRock, Inc.	8,400	1,499,064
T. Rowe Price Group, Inc.	55,200	3,135,360

		4,634,424

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Machinery-Farming — 0.6%
Deere & Co.	16,200	$1,271,862

Medical Products — 3.2%
Baxter International, Inc.	25,100	1,460,067
Covidien PLC	33,600	1,706,544
Johnson & Johnson	64,400	4,172,476

		7,339,087

Medical-Drugs — 5.3%
Abbott Laboratories	15,900	815,988
Merck & Co., Inc.	154,900	5,286,737
Pfizer, Inc.	318,400	6,126,016

		12,228,741

Medical-Outpatient/Home Medical — 1.1%
Lincare Holdings, Inc.	97,400	2,492,466

Multimedia — 1.4%
McGraw-Hill Cos., Inc.	27,100	1,127,360
Time Warner, Inc.	62,200	2,186,952

		3,314,312

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	56,100	1,628,583

Oil Companies-Exploration & Production — 1.5%
EQT Corp.	26,800	1,701,264
Occidental Petroleum Corp.	18,800	1,845,784

		3,547,048

Oil Companies-Integrated — 7.6%
Chevron Corp.	70,400	7,323,008
ConocoPhillips	75,500	5,435,245
Exxon Mobil Corp.	52,000	4,149,080
Marathon Oil Corp.	21,300	659,661

		17,566,994

Pipelines — 3.8%
Energy Transfer Equity LP	32,400	1,339,092
Kinder Morgan, Inc.	12,700	358,521
NuStar GP Holdings LLC	41,226	1,505,161
Oneok, Inc.	30,500	2,220,095
Spectra Energy Corp.	43,800	1,183,476
Williams Cos., Inc.	65,700	2,082,690

		8,689,035

Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	39,500	829,105
Agree Realty Corp.	35,895	815,175
Alexandria Real Estate Equities, Inc.	19,100	1,566,200
National Health Investors, Inc.	45,200	2,056,148
Public Storage	10,200	1,220,226
Regency Centers Corp.	21,400	961,288
Simon Property Group, Inc.	5,900	711,009

		8,159,151

Real Estate Management/Services — 0.6%
WP Carey & Co. LLC	38,100	1,460,754

Retail-Apparel/Shoe — 1.4%
Gap, Inc.	46,400	895,056
Limited Brands, Inc.	61,425	2,325,551

		3,220,607

Retail-Building Products — 0.6%
Home Depot, Inc.	42,100	1,470,553

Retail-Discount — 0.7%
Wal-Mart Stores, Inc.	29,400	1,549,674

Retail-Jewelry — 0.4%
Tiffany & Co.	12,500	994,875

Retail-Major Department Stores — 0.8%
TJX Cos., Inc.	31,600	1,747,480

Retail-Restaurants — 2.4%
McDonald’s Corp.	40,900	3,537,032
Yum! Brands, Inc.	35,800	1,890,956

		5,427,988

Savings & Loans/Thrifts — 0.5%
Capitol Federal Financial, Inc.	21,100	241,384
People’s United Financial, Inc.	73,000	925,640

		1,167,024

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	44,000	1,513,600

Semiconductor Equipment — 0.7%
KLA-Tencor Corp.	40,300	1,604,746

Telephone-Integrated — 3.8%
AT&T, Inc.	80,500	2,355,430
CenturyLink, Inc.	66,800	2,478,948
Verizon Communications, Inc.	109,200	3,853,668

		8,688,046

Theaters — 1.5%
Cinemark Holdings, Inc.	118,000	2,299,820
Regal Entertainment Group, Class A	88,200	1,128,078

		3,427,898

Tobacco — 3.1%
Lorillard, Inc.	21,300	2,262,486
Philip Morris International, Inc.	68,100	4,846,677

		7,109,163

Tools-Hand Held — 0.9%
Snap-On, Inc.	37,600	2,137,936

Transport-Marine — 1.4%
Seaspan Corp.	107,110	1,488,829
Teekay Corp.	61,700	1,712,175

		3,201,004

Transport-Rail — 0.7%
Norfolk Southern Corp.	22,100	1,672,970

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	21,000	1,453,620

Water — 0.2%
American Water Works Co., Inc.	15,500	434,000

Total Long-Term Investment Securities (cost $210,307,817)		226,303,467

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11 (cost $2,904,000)	$2,904,000	$2,904,000

TOTAL INVESTMENTS (cost $213,211,817)(1)	99.8%	229,207,467
Other assets less liabilities	0.2	403,841

NET ASSETS	100.0%	$229,611,308

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$12,228,741	$—	$—	$12,228,741
Oil Companies — Intergrated	17,566,994	—	—	17,566,994
Other Industries*	196,507,732	—	—	196,507,732
Short-Term Investment Securities:
Time Deposits	—	2,904,000	—	2,904,000

Total	$226,303,467	$2,904,000	$—	$229,207,467

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Computers	6.4%
Diversified Banking Institutions	5.9
Oil Companies-Exploration & Production	5.8
Oil Companies-Integrated	4.9
Medical-Drugs	4.6
E-Commerce/Services	3.7
Banks-Commercial	3.6
Tobacco	3.5
Applications Software	3.3
Transport-Services	3.0
Multimedia	3.0
Food-Misc.	2.9
Web Portals/ISP	2.9
Auto-Cars/Light Trucks	2.7
Medical-Biomedical/Gene	2.6
Wireless Equipment	2.5
Diversified Manufacturing Operations	2.4
Electric-Generation	2.3
Medical-HMO	2.3
Cellular Telecom	2.3
Beverages-Non-alcoholic	2.2
Insurance-Property/Casualty	2.0
Vitamins & Nutrition Products	2.0
Pipelines	2.0
Industrial Gases	1.9
Retail-Auto Parts	1.6
Retail-Major Department Stores	1.5
Banks-Fiduciary	1.5
Hotels/Motels	1.4
Semiconductor Components-Integrated Circuits	1.4
Transport-Rail	1.2
Insurance Brokers	1.2
Private Equity	1.2
Aerospace/Defense	1.0
Medical-Generic Drugs	1.0
Insurance-Life/Health	0.9
Instruments-Scientific	0.8
Medical Products	0.8
Food-Confectionery	0.8
Retail-Restaurants	0.7
Engineering/R&D Services	0.6
Commercial Services-Finance	0.5
Enterprise Software/Service	0.5
Insurance-Multi-line	0.4
Metal-Diversified	0.2
Repurchase Agreements	0.2

100.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.9%
Aerospace/Defense — 1.0%
Boeing Co.	13,150	$926,681

Applications Software — 3.3%
Check Point Software Technologies, Ltd.†	16,780	967,367
Microsoft Corp.	73,640	2,017,736

		2,985,103

Auto-Cars/Light Trucks — 2.7%
Ford Motor Co.†	201,470	2,459,949

Banks-Commercial — 3.6%
CIT Group, Inc.†	81,220	3,227,683

Banks-Fiduciary — 1.5%
State Street Corp.	32,680	1,355,240

Beverages-Non-alcoholic — 2.2%
Dr. Pepper Snapple Group, Inc.	52,380	1,977,869

Cellular Telecom — 2.3%
America Movil SAB de CV, Series L ADR	79,150	2,042,070

Commercial Services-Finance — 0.5%
Visa, Inc., Class A	5,470	467,904

Computers — 6.4%
Apple, Inc.†	13,790	5,384,719
Dell, Inc.†	27,720	450,173

		5,834,892

Diversified Banking Institutions — 5.9%
Citigroup, Inc.	67,404	2,584,269
JPMorgan Chase & Co.	67,270	2,721,072

		5,305,341

Diversified Manufacturing Operations — 2.4%
Tyco International, Ltd.	50,100	2,218,929

E-Commerce/Services — 3.7%
eBay, Inc.†	101,410	3,321,177

Electric-Generation — 2.3%
AES Corp.†	170,630	2,100,455

Engineering/R&D Services — 0.6%
KBR, Inc.	14,580	519,777

Enterprise Software/Service — 0.5%
Oracle Corp.	14,600	446,468

Food-Confectionery — 0.8%
J.M. Smucker Co.	8,950	697,384

Food-Misc. — 2.9%
General Mills, Inc.	35,800	1,337,130
Sara Lee Corp.	68,720	1,313,239

		2,650,369

Hotel/Motels — 1.4%
Hyatt Hotels Corp., Class A†	32,950	1,278,130

Industrial Gases — 1.9%
Praxair, Inc.	16,520	1,712,133

Instruments-Scientific — 0.8%
Waters Corp.†	8,630	758,491

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	37,780	1,114,132

Insurance-Life/Health — 0.9%
Aflac, Inc.	17,930	825,856

Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	40,290	335,213

Insurance-Property/Casualty — 2.0%
Progressive Corp.	94,150	1,852,872

Medical Products — 0.8%
Hospira, Inc.†	14,190	725,393

Medical-Biomedical/Gene — 2.6%
Celgene Corp.†	35,430	2,100,999
Human Genome Sciences, Inc.†	13,240	278,172

		2,379,171

Medical-Drugs — 4.6%
Abbott Laboratories	46,920	2,407,934
Allergan, Inc.	6,120	497,617
Bristol-Myers Squibb Co.	42,930	1,230,374

		4,135,925

Medical-Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	19,310	900,618

Medical-HMO — 2.3%
WellPoint, Inc.	30,420	2,054,871

Metal-Diversified — 0.2%
Glencore International PLC†(1)	23,600	183,022

Multimedia — 3.0%
McGraw-Hill Cos., Inc.	64,540	2,684,864

Oil Companies-Exploration & Production — 5.8%
Noble Energy, Inc.	18,480	1,842,086
Occidental Petroleum Corp.	35,200	3,455,936

		5,298,022

Oil Companies-Integrated — 4.9%
Chevron Corp.	42,260	4,395,885

Pipelines — 2.0%
Enterprise Products Partners LP	20,390	848,020
Kinder Morgan, Inc.	23,660	667,922
Plains All American Pipeline LP	5,070	315,252

		1,831,194

Private Equity — 1.2%
Blackstone Group LP	62,700	1,041,447

Retail-Auto Parts — 1.6%
AutoZone, Inc.†	5,200	1,484,340

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	25,020	1,383,606

Retail-Restaurants — 0.7%
McDonald’s Corp.	7,520	650,330

Semiconductor Components-Integrated Circuits — 1.4%
Marvell Technology Group, Ltd.†	85,830	1,272,001

Tobacco — 3.5%
Philip Morris International, Inc.	44,990	3,201,938

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 1.2%
CSX Corp.	28,410	$698,034

Norfolk Southern Corp.	5,680	429,976

		1,128,010

Transport-Services — 3.0%
United Parcel Service, Inc., Class B	39,160	2,710,655

Vitamins & Nutrition Products — 2.0%
Mead Johnson Nutrition Co.	25,930	1,850,624

Web Portals/ISP — 2.9%
Google, Inc., Class A†	4,340	2,620,015

Wireless Equipment — 2.5%
QUALCOMM, Inc.	40,930	2,242,145

Total Long-Term Investment Securities (cost $77,258,341)		90,588,194

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/29/11 to be repurchased 08/01/11 in the amount of $153,000 and collateralized by $160,000 of Federal Home Loan Bank Notes bearing interest at 0.3% due 12/27/11 and having an approximate value of $160,000. (cost $153,000)	$153,000	153,000

TOTAL INVESTMENTS (cost $77,411,341)(2)	100.1%	90,741,194
Liabilities in excess of other assets	(0.1)	(53,462)

NET ASSETS	100.0%	$90,687,732

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $183,022 representing 0.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Trust

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,834,892	$—		$—	$5,834,892
Diversified Banking Institutions	5,305,341	—		—	5,305,341
Oil Companies — Exploration & Production	5,298,022	—		—	5,298,022
Other Industries*	73,966,917	183,022	#	—	74,149,939
Repurchase Agreement	—	153,000		—	153,000

Total	$90,405,172	$336,022		$—	$90,741,194

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $183,022 representing 0.2% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	14.0%
Medical-Drugs	5.9
Finance-Credit Card	4.8
Retail-Discount	4.6
Banks-Fiduciary	4.5
Medical Products	4.4
Banks-Super Regional	4.1
Retail-Drug Store	3.8
Insurance-Multi-line	3.6
Insurance-Property/Casualty	3.1
Insurance-Reinsurance	3.0
Commercial Paper	2.6
Web Portals/ISP	2.4
Retail-Bedding	2.3
Agricultural Chemicals	2.3
Beverages-Non-alcoholic	2.2
Pharmacy Services	2.1
Commercial Services	2.0
Diversified Banking Institutions	1.9
Electronic Components-Semiconductors	1.8
Food-Misc.	1.4
Brewery	1.4
Containers-Paper/Plastic	1.3
Applications Software	1.2
Real Estate Operations & Development	1.2
Beverages-Wine/Spirits	1.1
Diversified Operations	1.1
Tobacco	1.0
Industrial Gases	1.0
E-Commerce/Services	0.8
Transport-Services	0.8
Motorcycle/Motor Scooter	0.8
Computers	0.7
Aerospace/Defense	0.7
Investment Management/Advisor Services	0.7
Retail-Automobile	0.7
Metal-Diversified	0.7
Building Products-Cement	0.7
Coal	0.7
Oil & Gas Drilling	0.6
Diversified Minerals	0.6
Entertainment Software	0.6
Forestry	0.5
Cosmetics & Toiletries	0.5
Multimedia	0.5
Data Processing/Management	0.5
Electronic Measurement Instruments	0.5
Cellular Telecom	0.4
Broadcast Services/Program	0.3
Commercial Services-Finance	0.3
Oil-Field Services	0.3
Home Decoration Products	0.2
Transport-Marine	0.2
Insurance Brokers	0.1
Transport-Truck	0.1
Marine Services	0.1
Finance-Investment Banker/Broker	0.1

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.2%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	127,710	$9,671,478

Agricultural Chemicals — 2.3%
Monsanto Co.	282,789	20,779,336
Potash Corp. of Saskatchewan, Inc.	156,207	9,030,326

		29,809,662

Applications Software — 1.2%
Microsoft Corp.	584,990	16,028,726

Banks-Fiduciary — 4.5%
Bank of New York Mellon Corp.	2,375,240	59,642,276

Banks-Super Regional — 4.1%
Wells Fargo & Co.	1,933,649	54,026,153

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	416,140	28,301,681

Beverages-Wine/Spirits — 1.1%
Diageo PLC ADR	184,950	15,025,338

Brewery — 1.4%
Heineken Holding NV(1)	368,112	18,675,987

Broadcast Services/Program — 0.3%
Grupo Televisa SA ADR	132,860	2,948,163
Liberty Media Corp.-Starz, Series A†	20,906	1,604,745

		4,552,908

Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	118,450	8,957,189

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	218,900	5,647,620

Chemicals-Specialty — 0.0%
Ecolab, Inc.	12,010	600,500

Coal — 0.7%
China Coal Energy Co., Ltd.(1)	6,228,600	8,938,738

Commercial Services — 2.0%
Iron Mountain, Inc.	811,652	25,672,553

Commercial Services-Finance — 0.3%
Visa, Inc., Class A	48,480	4,146,979

Computers — 0.7%
Hewlett-Packard Co.	275,845	9,698,710

Containers-Paper/Plastic — 1.3%
Sealed Air Corp.	814,378	17,533,558

Cosmetics & Toiletries — 0.5%
Natura Cosmeticos SA	89,200	2,027,469
Procter & Gamble Co.	80,040	4,921,660

		6,949,129

Data Processing/Management — 0.5%
Dun & Bradstreet Corp.	85,310	6,189,241

Diversified Banking Institutions — 1.9%
Bank of America Corp.	111,822	1,085,792
Goldman Sachs Group, Inc.	45,700	6,168,129
JPMorgan Chase & Co.	48,376	1,956,809
Julius Baer Group, Ltd.†(1)	370,800	15,627,219

		24,837,949

Diversified Manufacturing Operations — 0.0%
Tyco International, Ltd.	7,066	312,953

Diversified Minerals — 0.6%
BHP Billiton PLC(1)	200,800	7,544,336

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.(1)	3,882,555	13,780,301

E-Commerce/Services — 0.8%
Expedia, Inc.	197,650	6,263,529
Liberty Media Corp. — Interactive, Class A†	261,400	4,289,574

		10,553,103

Electronic Components-Semiconductors — 1.8%
Intel Corp.	147,830	3,301,044
Texas Instruments, Inc.	692,480	20,601,280

		23,902,324

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	142,742	6,018,003

Entertainment Software — 0.6%
Activision Blizzard, Inc.	617,900	7,315,936

Finance-Credit Card — 4.8%
American Express Co.	1,260,630	63,081,925

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	46,700	697,231

Food-Misc. — 1.4%
Kraft Foods, Inc., Class A	238,000	8,182,440
Nestle SA(1)	69,820	4,441,542
Unilever NV	190,500	6,187,440

		18,811,422

Forestry — 0.5%
Sino-Forest Corp.†	916,990	7,006,151
Sino-Forest Corp.†*	25,000	191,010

		7,197,161

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,595,649

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	76,400	6,778,972
Praxair, Inc.	56,800	5,886,752

		12,665,724

Insurance Brokers — 0.1%
AON Corp.	30,460	1,465,735

Insurance-Multi-line — 3.6%
ACE, Ltd.	110,920	7,429,422
Loews Corp.	1,011,050	40,310,563

		47,739,985

Insurance-Property/Casualty — 3.1%
Fairfax Financial Holdings, Ltd. (OTC U.S.)	14,290	5,629,974
Fairfax Financial Holdings, Ltd. (Toronto)	6,820	2,683,887
Markel Corp.†	3,800	1,521,596
Progressive Corp.	1,596,900	31,426,992

		41,262,449

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Reinsurance — 3.0%
Berkshire Hathaway, Inc., Class A†	202	$22,523,000
Everest Re Group, Ltd.	46,575	3,824,739
Transatlantic Holdings, Inc.	260,289	13,329,400

		39,677,139

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	174,100	9,418,810

Marine Services — 0.1%
PortX Operacoes Portuarias SA†	314,500	697,605

Medical Products — 4.4%
Baxter International, Inc.	232,500	13,524,525
Becton, Dickinson and Co.	141,750	11,851,718
Johnson & Johnson	505,460	32,748,753

		58,124,996

Medical-Drugs — 5.9%
Merck & Co., Inc.	1,192,301	40,693,233
Pfizer, Inc.	365,490	7,032,028
Roche Holding AG(1)	163,500	29,306,916

		77,032,177

Metal-Diversified — 0.7%
Rio Tinto PLC(1)	129,360	9,030,405

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	238,500	10,348,515

Multimedia — 0.5%
Walt Disney Co.	171,000	6,604,020

Oil & Gas Drilling — 0.6%
Transocean, Ltd.	128,648	7,919,571

Oil Companies-Exploration & Production — 14.0%
Canadian Natural Resources, Ltd.	942,100	37,957,209
Devon Energy Corp.	563,022	44,309,831
EOG Resources, Inc.	461,200	47,042,400
Occidental Petroleum Corp.	494,300	48,530,374
OGX Petroleo e Gas Participacoes SA†	840,000	6,997,969

		184,837,783

Oil-Field Services — 0.3%
Schlumberger, Ltd.	37,200	3,361,764

Pharmacy Services — 2.1%
Express Scripts, Inc.†	515,700	27,981,882

Real Estate Operations & Development — 1.2%
Brookfield Asset Management, Inc., Class A	184,676	5,822,834
Hang Lung Group, Ltd.(1)	1,659,000	10,009,555

		15,832,389

Retail-Automobile — 0.7%
CarMax, Inc.†	282,620	9,035,361

Retail-Bedding — 2.3%
Bed Bath & Beyond, Inc.†	520,720	30,456,913

Retail-Discount — 4.6%
Costco Wholesale Corp.	767,092	60,024,949

Retail-Drug Store — 3.8%
CVS Caremark Corp.	1,389,926	50,523,810

Tobacco — 1.0%
Philip Morris International, Inc.	187,905	13,373,199

Transport-Marine — 0.2%
China Shipping Development Co., Ltd.(1)	2,907,000	2,273,463

Transport-Services — 0.8%
Kuehne & Nagel International AG(1)	75,200	10,441,602

Transport-Truck — 0.1%
LLX Logistica SA†	274,700	766,967

Web Portals/ISP — 2.4%
Google, Inc., Class A†	52,228	31,529,521

Total Long-Term Investment Securities (cost $887,675,744)		1,279,143,453

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Commercial Paper — 2.6%
Societe Generale North America 0.15% due 08/01/11 (cost $34,265,000)	$34,265,000	34,265,000

TOTAL INVESTMENTS (cost $921,940,744)(2)	99.8%	1,313,408,453
Other assets less liabilities	0.2	2,790,481

NET ASSETS	100.0%	$1,316,198,934

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $191,010 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $132,665,713 representing 10.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
OTC — Over the Counter

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$47,725,261	$29,306,916	#	$—	$77,032,177
Oil Companies-Exploration & Production	184,837,783	—		—	184,837,783
Other Industries*	913,914,696	103,358,797	#	—	1,017,273,493
Short-Term Investment Securities:
Commercial Paper	—	34,265,000		—	34,265,000

Total	$1,146,477,740	$166,930,713		$—	$1,313,408,453

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $132,665,713 representing 10.1% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2011	$4,075,824
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(670,103)
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(621,555)
Net purchases	—
Net sales	(510,703)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(2,273,463)

Balance as of 7/31/2011	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

Common Stock

$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Food-Misc.	10.3%
Medical-Drugs	9.9
Consumer Products-Misc.	7.0
Retail-Restaurants	6.8
Beverages-Non-alcoholic	6.6
Cosmetics & Toiletries	6.6
Commercial Services-Finance	6.5
Telephone-Integrated	6.4
Diversified Manufacturing Operations	6.4
Oil Companies-Integrated	3.5
Electronic Components-Semiconductors	3.4
Tobacco	3.4
Retail-Discount	3.4
Food-Wholesale/Distribution	3.4
Medical Products	3.3
Distribution/Wholesale	3.3
Retail-Building Products	3.3
Chemicals-Diversified	3.3
Toys	3.0
Repurchase Agreements	0.2

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.8%
Beverages-Non-alcoholic — 6.6%
Coca-Cola Co.	33,122	$2,252,627
PepsiCo, Inc.	32,051	2,052,546

		4,305,173

Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	41,361	2,126,783

Commercial Services-Finance — 6.5%
Automatic Data Processing, Inc.	41,761	2,150,274
Paychex, Inc.	72,569	2,048,623

		4,198,897

Consumer Products-Misc. — 7.0%
Clorox Co.	32,990	2,361,754
Kimberly-Clark Corp.	33,655	2,199,691

		4,561,445

Cosmetics & Toiletries — 6.6%
Colgate-Palmolive Co.	25,469	2,149,074
Procter & Gamble Co.	34,949	2,149,014

		4,298,088

Distribution/Wholesale — 3.3%
Genuine Parts Co.	40,622	2,159,466

Diversified Manufacturing Operations — 6.4%
Eaton Corp.	42,617	2,043,485
General Electric Co.	117,108	2,097,404

		4,140,889

Electronic Components-Semiconductors — 3.4%
Intel Corp.	99,873	2,230,164

Food-Misc. — 10.3%
General Mills, Inc.	60,264	2,250,860
Kellogg Co.	40,666	2,268,350
Kraft Foods, Inc., Class A	63,439	2,181,033

		6,700,243

Food-Wholesale/Distribution — 3.4%
Sysco Corp.	71,759	2,195,108

Medical Products — 3.3%
Johnson & Johnson	33,512	2,171,242

Medical-Drugs — 9.9%
Abbott Laboratories	42,519	2,182,075
Merck & Co., Inc.	63,352	2,162,204
Pfizer, Inc.	108,626	2,089,964

		6,434,243

Oil Companies-Integrated — 3.5%
Chevron Corp.	21,640	2,250,993

Retail-Building Products — 3.3%
Home Depot, Inc.	60,983	2,130,136

Retail-Discount — 3.4%
Wal-Mart Stores, Inc.	42,057	2,216,824

Retail-Restaurants — 6.8%
Darden Restaurants, Inc.	42,446	2,156,257
McDonald’s Corp.	26,272	2,272,002

		4,428,259

Telephone-Integrated — 6.4%
AT&T, Inc.	71,051	2,078,952
Verizon Communications, Inc.	59,601	2,103,320

		4,182,272

Tobacco — 3.4%
Altria Group, Inc.	84,764	2,229,293

Toys — 3.0%
Hasbro, Inc.	49,948	1,975,943

Total Long-Term Investment Securities (cost $59,667,055)		64,935,461

REPURCHASE AGREEMENT — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $137,000)	$137,000	137,000

TOTAL INVESTMENTS (cost $59,804,055)(2)	100.0%	65,072,461
Other assets less liabilities	0.0	27,957

NET ASSETS	100.0%	$65,100,418

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$4,305,173	$—	$—	$4,305,173
Commercial Services-Finance	4,198,897	—	—	4,198,897
Consumer Products-Misc.	4,561,445	—	—	4,561,445
Cosmetics & Toiletries	4,298,088	—	—	4,298,088
Diversified Manufacturing Operations	4,140,889	—	—	4,140,889
Food-Misc.	6,700,243	—	—	6,700,243
Medical-Drugs	6,434,243	—	—	6,434,243
Retail-Restaurants	4,428,259	—	—	4,428,259
Telephone-Integrated	4,182,272	—	—	4,182,272
Other Industries*	21,685,952	—	—	21,685,952
Repurchase Agreement	—	137,000	—	137,000

Total	$64,935,461	$137,000	$—	$65,072,461

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Computers	7.9%
Oil Companies-Exploration & Production	7.0
Diversified Banking Institutions	5.8
Web Portals/ISP	5.0
Oil-Field Services	4.4
Applications Software	4.3
Agricultural Chemicals	4.3
Electronic Components-Semiconductors	3.7
Auto/Truck Parts & Equipment-Original	3.5
Wireless Equipment	3.3
Enterprise Software/Service	3.1
Diversified Manufacturing Operations	2.9
Multimedia	2.8
Transport-Services	2.8
Computers-Memory Devices	2.5
Machinery-Pumps	2.4
Medical-Biomedical/Gene	2.3
Cable/Satellite TV	2.3
Insurance-Multi-line	2.2
Retail-Restaurants	2.2
Chemicals-Diversified	2.1
E-Commerce/Products	2.0
Computer Services	1.9
Medical-Drugs	1.8
Retail-Apparel/Shoe	1.5
Pharmacy Services	1.5
Private Equity	1.4
Time Deposits	1.3
Oil Field Machinery & Equipment	1.2
Tools-Hand Held	1.1
Computers-Integrated Systems	1.1
Medical Products	1.1
Cosmetics & Toiletries	1.0
Food-Misc.	1.0
Semiconductor Components-Integrated Circuits	1.0
Aerospace/Defense-Equipment	0.9
Metal Processors & Fabrication	0.8
Industrial Automated/Robotic	0.7
Medical-Hospitals	0.6
Commercial Services-Finance	0.5
Real Estate Management/Services	0.4
Apparel Manufacturers	0.3

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	24,955	$2,374,219
United Technologies Corp.	14,400	1,192,896

		3,567,115

Agricultural Chemicals — 4.3%
Monsanto Co.	174,940	12,854,591
Potash Corp. of Saskatchewan, Inc.	79,500	4,595,895

		17,450,486

Apparel Manufacturers — 0.3%
VF Corp.	10,800	1,261,440

Applications Software — 4.3%
Citrix Systems, Inc.†	138,400	9,970,336
Intuit, Inc.†	162,400	7,584,080

		17,554,416

Auto/Truck Parts & Equipment-Original — 3.5%
BorgWarner, Inc.†	88,200	7,022,484
Johnson Controls, Inc.	198,900	7,349,355

		14,371,839

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	397,608	9,550,544

Chemicals-Diversified — 2.1%
Dow Chemical Co.	245,600	8,564,072

Commercial Services-Finance — 0.5%
Visa, Inc., Class A	23,600	2,018,744

Computer Services — 1.9%
Accenture PLC, Class A	133,838	7,915,179

Computers — 7.9%
Apple, Inc.†	82,940	32,386,411

Computers-Integrated Systems — 1.1%
Riverbed Technology, Inc.†	156,300	4,474,869

Computers-Memory Devices — 2.5%
EMC Corp.†	309,857	8,081,071
NetApp, Inc.†	47,527	2,258,483

		10,339,554

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	66,400	4,082,936

Diversified Banking Institutions — 5.8%
Goldman Sachs Group, Inc.	64,430	8,696,117
JPMorgan Chase & Co.	366,600	14,828,970

		23,525,087

Diversified Manufacturing Operations — 2.9%
Cooper Industries PLC	4,787	250,408
Danaher Corp.	239,041	11,739,303

		11,989,711

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	36,460	8,113,079

Electronic Components-Semiconductors — 3.7%
Broadcom Corp., Class A†	252,500	9,360,175
Rovi Corp.†	107,467	5,692,527

		15,052,702

Enterprise Software/Service — 3.1%
Oracle Corp.	411,300	12,577,554

Food-Misc. — 1.0%
General Mills, Inc.	106,300	3,970,305

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	37,271	2,674,567

Insurance-Multi-line — 2.2%
MetLife, Inc.	217,800	8,975,538

Machinery-Pumps — 2.4%
Flowserve Corp.	99,425	9,880,857

Medical Products — 1.1%
Covidien PLC	86,400	4,388,256

Medical-Biomedical/Gene — 2.3%
Celgene Corp.†	125,819	7,461,067
Gilead Sciences, Inc.†	49,800	2,109,528

		9,570,595

Medical-Drugs — 1.8%
Allergan, Inc.	89,100	7,244,721

Medical-Hospitals — 0.6%
HCA Holdings, Inc.†	98,654	2,632,089

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	21,200	3,421,256

Multimedia — 2.8%
News Corp., Class A	209,363	3,353,995
Walt Disney Co.	212,000	8,187,440

		11,541,435

Oil Companies-Exploration & Production — 7.0%
Anadarko Petroleum Corp.	11,390	940,358
EOG Resources, Inc.	88,375	9,014,250
Noble Energy, Inc.	137,600	13,715,968
Occidental Petroleum Corp.	51,388	5,045,274

		28,715,850

Oil Field Machinery & Equipment — 1.2%
FMC Technologies, Inc.†	106,000	4,833,600

Oil-Field Services — 4.4%
Schlumberger, Ltd.	199,400	18,019,778

Pharmacy Services — 1.5%
Express Scripts, Inc.†	112,100	6,082,546

Private Equity — 1.4%
Blackstone Group LP	352,600	5,856,686

Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	69,907	1,523,973

Retail-Apparel/Shoe — 1.5%
Limited Brands, Inc.	164,352	6,222,367

Retail-Restaurants — 2.2%
Starbucks Corp.	222,300	8,912,007

Semiconductor Components-Integrated Circuits — 1.0%
Marvell Technology Group, Ltd.†	267,500	3,964,350

Tools-Hand Held — 1.1%
Stanley Black & Decker, Inc.	70,800	4,656,516

Transport-Services — 2.8%
United Parcel Service, Inc., Class B	166,000	11,490,520

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Web Portals/ISP — 5.0%
Google, Inc., Class A†	34,215	$20,655,253

Wireless Equipment — 3.3%
Aruba Networks, Inc.†	126,400	2,900,880
QUALCOMM, Inc.	192,600	10,550,628

		13,451,508

Total Long-Term Investment Securities (cost $354,824,384)		403,480,311

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/11 (cost $5,313,000)	$5,313,000	5,313,000

TOTAL INVESTMENTS (cost $360,137,384)(1)	99.9%	408,793,311
Other assets less liabilities	0.1	212,106

NET ASSETS	100.0%	$409,005,417

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$32,386,411	$—	$—	$32,386,411
Diversified Banking Institutions	23,525,087	—	—	23,525,087
Oil Companies-Exploration & Production	28,715,850	—	—	28,715,850
Web Portals/ISP	20,655,253	—	—	20,655,253
Other Industries*	298,197,710	—	—	298,197,710
Short-Term Investment Securities:
Time Deposits	—	5,313,000	—	5,313,000

Total	$403,480,311	$5,313,000	$—	$408,793,311

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Medical-Drugs	6.2%
Computers	5.7
Oil-Field Services	5.1
Wireless Equipment	4.0
Web Portals/ISP	3.3
Oil Companies-Exploration & Production	3.3
Machinery-Construction & Mining	3.2
Oil Companies-Integrated	3.1
Diversified Manufacturing Operations	2.9
Enterprise Software/Service	2.6
Aerospace/Defense-Equipment	2.6
Food-Misc.	2.5
Apparel Manufacturers	2.4
Medical Products	2.4
Computer Services	2.0
Retail-Restaurants	1.9
Transport-Rail	1.8
Instruments-Scientific	1.7
Beverages-Non-alcoholic	1.7
Retail-Discount	1.6
Industrial Gases	1.6
E-Commerce/Products	1.6
Chemicals-Specialty	1.5
Software Tools	1.5
Multimedia	1.5
Electronic Components-Semiconductors	1.4
Medical-Biomedical/Gene	1.4
E-Commerce/Services	1.4
Electric Products-Misc.	1.4
Applications Software	1.4
Metal-Copper	1.3
Athletic Footwear	1.3
Cosmetics & Toiletries	1.3
Retail-Major Department Stores	1.3
Networking Products	1.2
Transport-Services	1.2
Engineering/R&D Services	1.2
Telecom Equipment-Fiber Optics	1.2
Cellular Telecom	1.1
Oil Field Machinery & Equipment	1.1
Brewery	1.1
Retail-Auto Parts	1.1
Auto/Truck Parts & Equipment-Original	1.0
Finance-Credit Card	1.0
Pharmacy Services	1.0
Machinery-Farming	1.0
Commercial Services-Finance	0.9
Retail-Jewelry	0.8
Diversified Banking Institutions	0.7
Metal-Diversified	0.7
Beverages-Wine/Spirits	0.7
Instruments-Controls	0.7
Repurchase Agreements	0.5
Banks-Commercial	0.5
Banks-Super Regional	0.5
Retail-Bedding	0.4
Finance-Investment Banker/Broker	0.4
Finance-Other Services	0.3

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.7%
Aerospace/Defense-Equipment — 2.6%
Goodrich Corp.	11,070	$1,053,200
United Technologies Corp.	8,420	697,513

		1,750,713

Apparel Manufacturers — 2.4%
Coach, Inc.	13,790	890,282
Polo Ralph Lauren Corp.	5,240	707,767

		1,598,049

Applications Software — 1.4%
Intuit, Inc.†	19,280	900,376

Athletic Footwear — 1.3%
NIKE, Inc., Class B	9,550	860,933

Auto/Truck Parts & Equipment-Original — 1.0%
Johnson Controls, Inc.	18,360	678,402

Banks-Commercial — 0.5%
Standard Chartered PLC.(1)	13,004	330,615

Banks-Super Regional — 0.5%
Wells Fargo & Co.	11,230	313,766

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	16,110	1,095,641

Beverages-Wine/Spirits — 0.7%
Brown-Forman Corp., Class B	6,240	459,014

Brewery — 1.1%
SABMiller PLC.(1)	19,090	712,430

Cellular Telecom — 1.1%
NII Holdings, Inc.†	17,560	743,666

Chemicals-Specialty — 1.5%
Albemarle Corp.	5,520	367,522
Ecolab, Inc.	13,170	658,500

		1,026,022

Commercial Services-Finance — 0.9%
Visa, Inc., Class A	6,810	582,527

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A†	8,610	601,581
International Business Machines Corp.	4,020	731,037

		1,332,618

Computers — 5.7%
Apple, Inc.†	9,720	3,795,466

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	10,110	853,082

Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	12,260	495,917

Diversified Manufacturing Operations — 2.9%
Danaher Corp.	19,830	973,851
Parker Hannifin Corp.	12,090	955,352

		1,929,203

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	4,785	1,064,758

E-Commerce/Services — 1.4%
eBay, Inc.†	28,310	927,152

Electric Products-Misc. — 1.4%
Emerson Electric Co.	18,740	919,947

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A†	25,640	950,475

Engineering/R&D Services — 1.2%
ABB, Ltd.(1)	32,963	788,153

Enterprise Software/Service — 2.6%
Oracle Corp.	57,350	1,753,763

Finance-Credit Card — 1.0%
American Express Co.	13,150	658,026

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	18,030	269,188

Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	1,580	194,814

Food-Misc. — 2.5%
Nestle SA(1)	16,241	1,033,158
Unilever NV(1)	20,257	658,682

		1,691,840

Industrial Gases — 1.6%
Praxair, Inc.	10,350	1,072,674

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	2,930	453,593

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.†	18,550	1,114,669

Machinery-Construction & Mining — 3.2%
Caterpillar, Inc.	10,590	1,046,186
Joy Global, Inc.	11,620	1,091,350

		2,137,536

Machinery-Farming — 1.0%
Deere & Co.	8,160	640,642

Medical Products — 2.4%
Baxter International, Inc.	14,900	866,733
Stryker Corp.	13,180	716,201

		1,582,934

Medical-Biomedical/Gene — 1.4%
Celgene Corp.†	9,060	537,258
Illumina, Inc.†	6,580	410,921

		948,179

Medical-Drugs — 6.2%
Allergan, Inc.	15,440	1,255,427
Bristol-Myers Squibb Co.	29,840	855,214
Novo Nordisk A/S, Class B(1)	9,108	1,115,268
Roche Holding AG(1)	4,987	893,906

		4,119,815

Metal-Copper — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	16,710	884,962

Metal-Diversified — 0.7%
Rio Tinto PLC(1)	6,690	467,018

Multimedia — 1.5%
Walt Disney Co.	25,130	970,521

Networking Products — 1.2%
Juniper Networks, Inc.†	34,050	796,430

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 3.3%
Apache Corp.	5,400	$668,088
Occidental Petroleum Corp.	15,640	1,535,535

		2,203,623

Oil Companies-Integrated — 3.1%
Chevron Corp.	10,260	1,067,245
ConocoPhillips	13,840	996,342

		2,063,587

Oil Field Machinery & Equipment — 1.1%
National Oilwell Varco, Inc.	9,220	742,855

Oil-Field Services — 5.1%
Baker Hughes, Inc.	11,480	888,323
Halliburton Co.	22,270	1,218,837
Schlumberger, Ltd.	14,090	1,273,313

		3,380,473

Pharmacy Services — 1.0%
Express Scripts, Inc.†	12,010	651,663

Retail-Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	11,850	705,075

Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	4,610	269,639

Retail-Discount — 1.6%
Costco Wholesale Corp.	13,950	1,091,587

Retail-Jewelry — 0.8%
Tiffany & Co.	6,700	533,253

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	15,000	829,500

Retail-Restaurants — 1.9%
McDonald’s Corp.	14,400	1,245,312

Software Tools — 1.5%
VMware, Inc., Class A†	10,180	1,021,461

Telecom Equipment-Fiber Optics — 1.2%
Corning, Inc.	49,520	787,863

Transport-Rail — 1.8%
Union Pacific Corp.	11,780	1,207,214

Transport-Services — 1.2%
United Parcel Service, Inc., Class B	11,480	794,646

Web Portals/ISP — 3.3%
Google, Inc., Class A†	3,675	2,218,561

Wireless Equipment — 4.0%
QUALCOMM, Inc.	47,920	2,625,058

Total Long-Term Investment Securities (cost $51,931,247)		66,236,899

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $343,000 and collateralized by $335,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13%, due 07/15/12 and having an approximate value of $350,913 (cost $343,000)	$343,000	343,000

TOTAL INVESTMENTS (cost $52,274,247)(2)	100.2%	66,579,899
Liabilities in excess of other assets	(0.2)	(146,699)

NET ASSETS	100.0%	$66,433,200

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $5,999,230 representing 9.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$3,795,466	$—		$—	$3,795,466
Medical-Drugs	2,110,641	2,009,174	#	—	4,119,815
Oil-Field Services	3,380,473	—		—	3,380,473
Other Industries*	50,951,089	3,990,056	#	—	54,941,145
Repurchase Agreement	—	343,000		—	343,000

Total	$60,237,669	$6,342,230		$—	$66,579,899

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,999,230 representing 9.0% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.4%
Oil Companies-Integrated	4.2
Oil Companies-Exploration & Production	4.1
Diversified Manufacturing Operations	3.7
Medical Products	3.6
Computers	3.3
Multimedia	3.2
Cosmetics & Toiletries	2.9
Enterprise Software/Service	2.6
Medical Instruments	2.5
Industrial Gases	2.4
Commercial Services-Finance	2.2
Investment Management/Advisor Services	2.2
Banks-Super Regional	2.2
Computers-Memory Devices	2.1
Electric-Integrated	2.1
Aerospace/Defense-Equipment	2.1
Oil-Field Services	2.1
Computer Services	2.1
Oil Field Machinery & Equipment	1.9
Medical-Drugs	1.8
Commercial Paper	1.8
Tobacco	1.8
Web Portals/ISP	1.8
Retail-Discount	1.6
Banks-Fiduciary	1.6
Networking Products	1.6
Insurance-Multi-line	1.6
Electronic Components-Semiconductors	1.5
Brewery	1.4
Food-Misc.	1.4
Soap & Cleaning Preparation	1.3
Athletic Footwear	1.2
Finance-Credit Card	1.2
Beverages-Non-alcoholic	1.2
Retail-Regional Department Stores	1.1
Engineering/R&D Services	1.1
Instruments-Scientific	1.1
Medical-Biomedical/Gene	1.1
Wireless Equipment	1.1
Transport-Rail	1.1
Diversified Operations	1.0
Coatings/Paint	1.0
Auto-Cars/Light Trucks	1.0
Telephone-Integrated	0.9
Applications Software	0.9
Beverages-Wine/Spirits	0.9
Insurance Brokers	0.9
Building & Construction Products-Misc.	0.9
Medical-Generic Drugs	0.8
Tools-Hand Held	0.7
Chemicals-Diversified	0.7
Retail-Apparel/Shoe	0.6
Finance-Investment Banker/Broker	0.6
Banks-Commercial	0.5
Internet Security	0.5
Veterinary Diagnostics	0.4
Transport-Services	0.3
Semiconductor Equipment	0.3
Retail-Major Department Stores	0.3
Pipelines	0.3
Gambling (Non-Hotel)	0.2

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	79,160	$6,557,614

Applications Software — 0.9%
Check Point Software Technologies, Ltd.†	49,630	2,861,170

Athletic Footwear — 1.2%
NIKE, Inc., Class B	41,600	3,750,240

Auto-Cars/Light Trucks — 1.0%
Bayerische Motoren Werke AG(1)	30,587	3,066,834

Banks-Commercial — 0.5%
Zions Bancorporation	67,490	1,478,031

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	109,284	2,744,121
State Street Corp.	55,080	2,284,168

		5,028,289

Banks-Super Regional — 2.2%
SunTrust Banks, Inc.	54,290	1,329,562
Wells Fargo & Co.	195,970	5,475,402

		6,804,964

Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	56,472	3,616,467

Beverages-Wine/Spirits — 0.9%
Diageo PLC(1)	140,254	2,851,631

Brewery — 1.4%
Heineken NV(1)	74,776	4,419,222

Building & Construction Products-Misc. — 0.9%
Owens Corning†	77,080	2,742,506

Chemicals-Diversified — 0.7%
Celanese Corp., Series A	37,490	2,066,824

Coatings/Paint — 1.0%
Sherwin-Williams Co.	40,250	3,106,093

Commercial Services-Finance — 2.2%
Mastercard, Inc., Class A	11,350	3,441,888
Visa, Inc., Class A	40,280	3,445,551

		6,887,439

Computer Services — 2.1%
Accenture PLC, Class A	59,570	3,522,970
International Business Machines Corp.	16,450	2,991,432

		6,514,402

Computers — 3.3%
Apple, Inc.†	26,870	10,492,198

Computers-Memory Devices — 2.1%
EMC Corp.†	257,200	6,707,776

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	35,420	2,988,740
Procter & Gamble Co.	99,590	6,123,789

		9,112,529

Diversified Banking Institutions — 5.4%
Bank of America Corp.	446,720	4,337,651
Goldman Sachs Group, Inc.	36,110	4,873,767
JPMorgan Chase & Co.	189,860	7,679,837

		16,891,255

Diversified Manufacturing Operations — 3.7%
3M Co.	50,020	4,358,743
Danaher Corp.	144,240	7,083,626

		11,442,369

Diversified Operations — 1.0%
LVMH Moet Hennessy Louis Vuitton SA(1)	17,161	3,132,118

Electric-Integrated — 2.1%
Alliant Energy Corp.	51,990	2,048,926
American Electric Power Co., Inc.	56,320	2,075,955
Wisconsin Energy Corp.	83,850	2,570,003

		6,694,884

Electronic Components-Semiconductors — 1.5%
Microchip Technology, Inc.	101,660	3,431,025
Samsung Electronics Co., Ltd. GDR†*	701	279,068
Samsung Electronics Co., Ltd. GDR(1)	2,266	891,192

		4,601,285

Engineering/R&D Services — 1.1%
Fluor Corp.	55,590	3,531,633

Enterprise Software/Service — 2.6%
Oracle Corp.	267,630	8,184,125

Finance-Credit Card — 1.2%
American Express Co.	74,600	3,732,984

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	128,340	1,916,116

Food-Misc. — 1.4%
Danone(1)	34,932	2,485,512
General Mills, Inc.	49,750	1,858,162

		4,343,674

Gambling (Non-Hotel) — 0.2%
Ladbrokes PLC(1)	309,297	745,958

Industrial Gases — 2.4%
Linde AG(1)	24,662	4,427,125
Praxair, Inc.	29,920	3,100,909

		7,528,034

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	58,680	3,526,081

Insurance Brokers — 0.9%
AON Corp.	57,810	2,781,817

Insurance-Multi-line — 1.6%
ACE, Ltd.	41,380	2,771,632
MetLife, Inc.	51,700	2,130,557

		4,902,189

Internet Security — 0.5%
VeriSign, Inc.	46,010	1,435,972

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	16,238	$2,897,834
Franklin Resources, Inc.	31,140	3,953,534

		6,851,368

Medical Instruments — 2.5%
Medtronic, Inc.	94,450	3,404,922
St. Jude Medical, Inc.	92,650	4,308,225

		7,713,147

Medical Products — 3.6%
Baxter International, Inc.	37,350	2,172,650
Becton, Dickinson and Co.	44,150	3,691,381
Johnson & Johnson	84,890	5,500,023

		11,364,054

Medical-Biomedical/Gene — 1.1%
Gilead Sciences, Inc.†	80,390	3,405,320

Medical-Drugs — 1.8%
Abbott Laboratories	113,050	5,801,726

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	52,710	2,458,394

Multimedia — 3.2%
Viacom, Inc., Class B	63,820	3,090,164
Walt Disney Co.	175,900	6,793,258

		9,883,422

Networking Products — 1.6%
Cisco Systems, Inc.	313,700	5,009,789

Oil Companies-Exploration & Production — 4.1%
Apache Corp.	25,600	3,167,232
EOG Resources, Inc.	31,060	3,168,120
Occidental Petroleum Corp.	39,410	3,869,274
QEP Resources, Inc.	57,480	2,519,348

		12,723,974

Oil Companies-Integrated — 4.2%
Chevron Corp.	56,140	5,839,683
Exxon Mobil Corp.	49,090	3,916,891
Hess Corp.	48,530	3,327,217

		13,083,791

Oil Field Machinery & Equipment — 1.9%
Cameron International Corp.†	54,370	3,041,458
National Oilwell Varco, Inc.	36,040	2,903,743

		5,945,201

Oil-Field Services — 2.1%
Halliburton Co.	61,630	3,373,010
Schlumberger, Ltd.	35,180	3,179,217

		6,552,227

Pipelines — 0.3%
Kinder Morgan, Inc.	32,940	929,896

Retail-Apparel/Shoe — 0.6%
Hennes & Mauritz AB, Class B(1)	57,780	1,969,505

Retail-Discount — 1.6%
Target Corp.	100,520	5,175,775

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	19,600	983,136

Retail-Regional Department Stores — 1.1%
Kohl’s Corp.	65,390	3,577,487

Semiconductor Equipment — 0.3%
ASML Holding NV	30,086	1,072,566

Soap & Cleaning Preparation — 1.3%
Reckitt Benckiser Group PLC(1)	74,156	4,190,332

Telephone-Integrated — 0.9%
AT&T, Inc.	100,370	2,936,826

Tobacco — 1.8%
Philip Morris International, Inc.	79,250	5,640,223

Tools-Hand Held — 0.7%
Stanley Black & Decker, Inc.	34,830	2,290,769

Transport-Rail — 1.1%
Canadian National Railway Co.	44,430	3,326,030

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	22,690	1,082,767

Veterinary Diagnostics — 0.4%
VCA Antech, Inc.†	59,610	1,164,779

Web Portals/ISP — 1.8%
Google, Inc., Class A†	9,270	5,596,206

Wireless Equipment — 1.1%
American Tower Corp., Class A†	63,680	3,345,110

Total Long-Term Investment Securities (cost $260,903,152)		307,528,543

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 1.8%
HSBC Americas, Inc. 0.11% due 08/01/11 (cost $5,798,000)	$5,798,000	5,798,000

TOTAL INVESTMENTS (cost $266,701,152)(2)	100.0%	313,326,543
Liabilities in excess of other assets	0.0	(36,072)

NET ASSETS	100.0%	$313,290,471

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $279,068 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $28,179,429 representing 9.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt
GDR  — Global Depositor Receipt

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$16,891,255	$—		$—	$16,891,255
Other Industries*	262,457,859	28,179,429	#	—	290,637,288
Short-Term Investment Securities:
Commercial Paper	—	5,798,000		—	5,798,000

Total	$279,349,114	$33,977,429		$—	$313,326,543

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $28,179,429 representing 9.0% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Computers	7.0%
Oil Companies-Exploration & Production	7.0
Oil-Field Services	6.3
Diversified Manufacturing Operations	5.9
Web Portals/ISP	5.7
Wireless Equipment	4.7
Applications Software	4.1
Commercial Services-Finance	3.1
E-Commerce/Products	2.7
Cable/Satellite TV	2.5
E-Commerce/Services	2.4
Medical-HMO	2.3
Computer Services	2.3
Enterprise Software/Service	2.2
Transport-Rail	2.1
Computers-Memory Devices	2.1
Retail-Discount	1.9
Finance-Credit Card	1.9
Metal Processors & Fabrication	1.8
Apparel Manufacturers	1.8
Oil Field Machinery & Equipment	1.8
Television	1.7
Engines-Internal Combustion	1.7
Medical-Drugs	1.6
Medical-Wholesale Drug Distribution	1.6
Multimedia	1.6
Electronic Components-Misc.	1.4
Retail-Restaurants	1.4
Machinery-Farming	1.4
Engineering/R&D Services	1.4
Auto/Truck Parts & Equipment-Original	1.4
Rental Auto/Equipment	1.4
Finance-Investment Banker/Broker	1.3
Electronic Measurement Instruments	1.3
Electronic Components-Semiconductors	1.2
Medical Labs & Testing Services	1.2
Networking Products	1.2
Medical Information Systems	1.1
Internet Infrastructure Software	1.1
Agricultural Chemicals	1.0
Chemicals-Diversified	1.0
Medical-Biomedical/Gene	1.0
Banks-Commercial	0.9
Repurchase Agreements	0.2

100.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.6%
Agricultural Chemicals — 1.0%
Monsanto Co.	21,940	$1,612,151

Apparel Manufacturers — 1.8%
Coach, Inc.	43,050	2,779,308

Applications Software — 4.1%
Citrix Systems, Inc.†	39,385	2,837,295
Salesforce.com, Inc.†	23,700	3,429,627

		6,266,922

Auto/Truck Parts & Equipment-Original — 1.4%
Johnson Controls, Inc.	57,080	2,109,106

Cable/Satellite TV — 2.5%
DIRECTV, Class A†	76,000	3,851,680

Chemicals-Diversified — 1.0%
Dow Chemical Co.	45,290	1,579,262

Commercial Services-Finance — 3.1%
Mastercard, Inc., Class A	5,510	1,670,907
Visa, Inc., Class A	36,540	3,125,632

		4,796,539

Computer Services — 2.3%
Cognizant Technology Solutions Corp., Class A†	50,780	3,547,999

Computers — 7.0%
Apple, Inc.†	27,544	10,755,381

Computers-Memory Devices — 2.1%
EMC Corp.†	123,180	3,212,534

Diversified Manufacturing Operations — 5.9%
Cooper Industries PLC	23,310	1,219,346
Danaher Corp.	75,020	3,684,232
Eaton Corp.	55,300	2,651,635
General Electric Co.	81,700	1,463,247

		9,018,460

E-Commerce/Products — 2.7%
Amazon.com, Inc.†	18,650	4,149,998

E-Commerce/Services — 2.4%
priceline.com, Inc.†	6,790	3,650,643

Electronic Components-Misc. — 1.4%
TE Connectivity, Ltd.	64,590	2,223,834

Electronic Components-Semiconductors — 1.2%
ARM Holdings PLC ADR	66,190	1,905,610

Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.†	45,690	1,926,290

Engineering/R&D Services — 1.4%
ABB, Ltd. ADR	88,540	2,119,648

Engines-Internal Combustion — 1.7%
Cummins, Inc.	24,294	2,547,955

Enterprise Software/Service — 2.2%
Oracle Corp.	110,660	3,383,983

Finance-Credit Card — 1.9%
American Express Co.	57,690	2,886,808

Finance-Investment Banker/Broker — 1.3%
TD Ameritrade Holding Corp.	108,670	1,995,181

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	17,740	1,658,335

Machinery-Farming — 1.4%
AGCO Corp.†	46,680	2,213,566

Medical Information Systems — 1.1%
Cerner Corp.†	25,940	1,724,751

Medical Labs & Testing Services — 1.2%
Laboratory Corp. of America Holdings†	20,100	1,824,276

Medical-Biomedical/Gene — 1.0%
Illumina, Inc.†	24,030	1,500,674

Medical-Drugs — 1.6%
Allergan, Inc.	30,700	2,496,217

Medical-HMO — 2.3%
UnitedHealth Group, Inc.	72,020	3,574,353

Medical-Wholesale Drug Distribution — 1.6%
Cardinal Health, Inc.	55,980	2,449,685

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	17,280	2,788,646

Multimedia — 1.6%
Walt Disney Co.	63,258	2,443,024

Networking Products — 1.2%
Juniper Networks, Inc.†	77,340	1,808,983

Oil Companies-Exploration & Production — 7.0%
Newfield Exploration Co.†	46,660	3,145,817
Occidental Petroleum Corp.	44,240	4,343,483
Pioneer Natural Resources Co.	34,510	3,209,085

		10,698,385

Oil Field Machinery & Equipment — 1.8%
Cameron International Corp.†	48,770	2,728,194

Oil-Field Services — 6.3%
Baker Hughes, Inc.	63,850	4,940,713
Halliburton Co.	87,295	4,777,655

		9,718,368

Rental Auto/Equipment — 1.4%
Hertz Global Holdings, Inc.†	147,880	2,080,672

Retail-Discount — 1.9%
Costco Wholesale Corp.	37,150	2,906,987

Retail-Restaurants — 1.4%
Starbucks Corp.	55,340	2,218,581

Television — 1.7%
CBS Corp., Class B	94,330	2,581,812

Transport-Rail — 2.1%
Union Pacific Corp.	31,890	3,268,087

Web Portals/ISP — 5.7%
Baidu, Inc. ADR†	23,670	3,717,847
Google, Inc., Class A†	8,390	5,064,959

		8,782,806

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wireless Equipment — 4.7%
American Tower Corp., Class A†	52,090	$2,736,287
QUALCOMM, Inc.	81,160	4,445,945

		7,182,232

Total Common Stock (cost $130,682,163)		152,967,926

PREFERRED STOCK — 0.9%
Banks-Commercial — 0.9%
Itau Unibanco Holding SA ADR (cost $1,359,803)	69,820	1,422,234

Total Long-Term Investment Securities (cost $132,041,966)		154,390,160

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $203,000 and collateralized by $190,000 of United States Treasury Notes, bearing interest at 3.60% due 02/15/20 and having an approximate value of $208,050 (cost $203,000)	$203,000	203,000

TOTAL INVESTMENTS (cost $132,244,966)(1)	100.7%	154,593,160
Liabilities in excess of other assets	(0.7)	(1,054,945)

NET ASSETS	100.0%	$153,538,215

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$10,755,381	$—	$—	$10,755,381
Diversified Manufacturing Operations	9,018,460	—	—	9,018,460
Oil Companies-Exploration & Production	10,698,385	—	—	10,698,385
Oil-Field Services	9,718,368	—	—	9,718,368
Web Portals/ISP	8,782,806	—	—	8,782,806
Other Industries*	103,994,526	—	—	103,994,526
Preferred Stocks	1,422,234	—	—	1,422,234
Repurchase Agreement	—	203,000	—	203,000

Total	$154,390,160	$203,000	$—	$154,593,160

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Computers	6.8%
Web Portals/ISP	4.7
Oil Companies-Exploration & Production	3.9
Medical-Biomedical/Gene	3.5
Repurchase Agreements	3.4
E-Commerce/Products	3.1
Oil-Field Services	3.1
Wireless Equipment	3.0
Diversified Banking Institutions	2.4
Oil Companies-Integrated	2.4
Aerospace/Defense-Equipment	2.4
Retail-Restaurants	2.3
Electronic Components-Semiconductors	2.2
Computer Services	2.1
Retail-Apparel/Shoe	2.1
Enterprise Software/Service	2.1
Agricultural Chemicals	2.0
Commercial Services-Finance	1.9
Diversified Manufacturing Operations	1.9
Retail-Discount	1.8
Computers-Memory Devices	1.7
Transport-Rail	1.7
Medical-Drugs	1.5
Medical-HMO	1.5
Applications Software	1.4
Machinery-Construction & Mining	1.4
Networking Products	1.4
Engines-Internal Combustion	1.4
Pharmacy Services	1.3
Beverages-Non-alcoholic	1.3
Multimedia	1.3
Metal-Copper	1.3
Industrial Gases	1.2
Cosmetics & Toiletries	1.2
Medical-Generic Drugs	1.2
Hotels/Motels	1.2
Electronic Measurement Instruments	1.1
Investment Management/Advisor Services	1.1
Electric Products-Misc.	1.1
Oil & Gas Drilling	1.0
Aerospace/Defense	1.0
Casino Hotels	1.0
Transport-Services	1.0
E-Commerce/Services	1.0
Oil Field Machinery & Equipment	0.9
Finance-Credit Card	0.9
Cable/Satellite TV	0.9
Medical Instruments	0.8
Cellular Telecom	0.7
Medical-Hospitals	0.7
Internet Infrastructure Software	0.7
Advertising Agencies	0.6
Finance-Investment Banker/Broker	0.6
Machinery-Farming	0.6
Apparel Manufacturers	0.6
X-Ray Equipment	0.6
Coal	0.6
Medical Products	0.6
Tools-Hand Held	0.5
Banks-Super Regional	0.5
Home Decoration Products	0.4
Electronic Forms	0.4
Cruise Lines	0.4
Metal-Iron	0.3
Airlines	0.3
Steel-Specialty	0.2

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.8%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	51,900	$509,139

Aerospace/Defense — 1.0%
Boeing Co.	11,500	810,405

Aerospace/Defense-Equipment — 2.4%
BE Aerospace, Inc.†	17,100	680,580
United Technologies Corp.	14,200	1,176,328

		1,856,908

Agricultural Chemicals — 2.0%
Monsanto Co.	13,131	964,866
Potash Corp. of Saskatchewan, Inc.	10,800	624,348

		1,589,214

Airlines — 0.3%
Delta Air Lines, Inc.†	29,200	230,388

Apparel Manufacturers — 0.6%
Coach, Inc.	7,100	458,376

Applications Software — 1.4%
Microsoft Corp.	16,100	441,140
Salesforce.com, Inc.†	4,600	665,666

		1,106,806

Banks-Super Regional — 0.5%
Wells Fargo & Co.	15,100	421,894

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	16,204	1,037,704

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	28,300	679,766

Casino Hotels — 1.0%
Las Vegas Sands Corp.†	16,800	792,624

Cellular Telecom — 0.7%
MetroPCS Communications, Inc.†	36,044	586,796

Coal — 0.6%
Consol Energy, Inc.	8,300	444,880

Commercial Services-Finance — 1.9%
Mastercard, Inc., Class A	1,700	515,525
Visa, Inc., Class A	11,900	1,017,926

		1,533,451

Computer Services — 2.1%
Accenture PLC, Class A	16,700	987,638
Cognizant Technology Solutions Corp., Class A†	9,300	649,791

		1,637,429

Computers — 6.8%
Apple, Inc.†	13,850	5,408,148

Computers-Memory Devices — 1.7%
EMC Corp.†	52,100	1,358,768

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	15,200	934,648

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	9,900	303,138

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	9,560	366,530
Goldman Sachs Group, Inc.	5,500	742,335
JPMorgan Chase & Co.	19,900	804,955

		1,913,820

Diversified Manufacturing Operations — 1.9%
Danaher Corp.	23,300	1,144,263
Eaton Corp.	7,700	369,215

		1,513,478

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	7,700	1,713,404
MercadoLibre, Inc.	9,330	740,989

		2,454,393

E-Commerce/Services — 1.0%
priceline.com, Inc.†	1,400	752,710

Electric Products-Misc. — 1.1%
Emerson Electric Co.	17,300	849,257

Electronic Components-Semiconductors — 2.2%
Avago Technologies, Ltd.	16,424	552,339
Broadcom Corp., Class A	18,200	674,674
Micron Technology, Inc.†	64,500	475,365

		1,702,378

Electronic Forms — 0.4%
Adobe Systems, Inc.†	11,800	327,096

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.†	21,400	902,224

Engines-Internal Combustion — 1.4%
Cummins, Inc.	10,300	1,080,264

Enterprise Software/Service — 2.1%
Oracle Corp.	52,900	1,617,682

Finance-Credit Card — 0.9%
American Express Co.	13,800	690,552

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	33,300	497,169

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	22,000	341,440

Hotel/Motels — 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	16,600	912,336

Industrial Gases — 1.2%
Praxair, Inc.	9,367	970,796

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	6,000	560,880

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	4,800	856,608

Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	11,200	1,106,448

Machinery-Farming — 0.6%
Deere & Co.	6,200	486,762

Medical Instruments — 0.8%
St. Jude Medical, Inc.	14,106	655,929

Medical Products — 0.6%
Covidien PLC	8,600	436,794

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Biomedical/Gene — 3.5%
Alexion Pharmaceuticals, Inc.†	14,484	$822,691
Amgen, Inc.	5,800	317,260
Celgene Corp.†	13,100	776,830
Gilead Sciences, Inc.†	20,800	881,088

		2,797,869

Medical-Drugs — 1.5%
Allergan, Inc.	14,900	1,211,519

Medical-Generic Drugs — 1.2%
Mylan, Inc.†	24,000	546,720
Teva Pharmaceutical Industries, Ltd. ADR	8,059	375,872

		922,592

Medical-HMO — 1.5%
Aetna, Inc.	9,200	381,708
UnitedHealth Group, Inc.	16,100	799,043

		1,180,751

Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	11,500	570,860

Metal-Copper — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	18,724	991,623

Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	3,000	269,460

Multimedia — 1.3%
Walt Disney Co.	26,200	1,011,844

Networking Products — 1.4%
Cisco Systems, Inc.	38,000	606,860
Polycom, Inc.†	17,800	481,134

		1,087,994

Oil & Gas Drilling — 1.0%
Ensco PLC ADR	15,500	825,375

Oil Companies-Exploration & Production — 3.9%
Anadarko Petroleum Corp.	7,900	652,224
Apache Corp.	3,400	420,648
Devon Energy Corp.	2,300	181,010
Newfield Exploration Co.†	2,800	188,776
Occidental Petroleum Corp.	9,500	932,710
SandRidge Energy, Inc.†	40,200	463,104
Southwestern Energy Co.†	5,000	222,800

		3,061,272

Oil Companies-Integrated — 2.4%
ConocoPhillips	10,800	777,492
Exxon Mobil Corp.	14,000	1,117,060

		1,894,552

Oil Field Machinery & Equipment — 0.9%
National Oilwell Varco, Inc.	9,200	741,244

Oil-Field Services — 3.1%
Halliburton Co.	15,100	826,423
Schlumberger, Ltd.	17,850	1,613,105

		2,439,528

Pharmacy Services — 1.3%
Express Scripts, Inc.†	19,208	1,042,226

Retail-Apparel/Shoe — 2.1%
Guess?, Inc.	19,500	743,340
Lululemon Athletica, Inc.†	14,600	883,884

		1,627,224

Retail-Discount — 1.8%
Dollar General Corp.†	11,600	364,936
Target Corp.	20,500	1,055,545

		1,420,481

Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	1,900	616,702
McDonald’s Corp.	14,200	1,228,016

		1,844,718

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	3,200	186,208

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	6,500	427,505

Transport-Rail — 1.7%
Union Pacific Corp.	13,200	1,352,736

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	11,100	768,342

Web Portals/ISP — 4.7%
Baidu, Inc. ADR†	6,000	942,420
Google, Inc., Class A†	4,650	2,807,159

		3,749,579

Wireless Equipment — 3.0%
QUALCOMM, Inc.	42,500	2,328,150

X-Ray Equipment — 0.6%
Hologic, Inc.†	24,381	452,755

Total Long-Term Investment Securities (cost $70,395,698)		76,535,905

REPURCHASE AGREEMENT — 3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,734,000)	$2,734,000	2,734,000

TOTAL INVESTMENTS (cost $73,129,698)(2)	100.2%	79,269,905
Liabilities in excess of other assets	(0.2)	(179,587)

NET ASSETS	100.0%	$79,090,318

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,408,148	$—	$—	$5,408,148
Other Industries*	71,127,757	—	—	71,127,757
Repurchase Agreement	—	2,734,000	—	2,734,000

Total	$76,535,905	$2,734,000	$—	$79,269,905

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	79.4%
Commercial Paper	11.8
Real Estate Operations & Development	3.9
Wireless Equipment	2.4
Retirement/Aged Care	0.9
Real Estate Management/Services	0.9

99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK — 85.5%
Real Estate Investment Trusts — 77.4%
Alexandria Real Estate Equities, Inc.	264,665	$21,702,530
American Campus Communities, Inc.	445,721	16,589,736
BioMed Realty Trust, Inc.	270,110	5,299,558
Boston Properties, Inc.	93,775	10,067,684
Brandywine Realty Trust	810,145	9,713,638
CBL & Associates Properties, Inc.	224,300	3,983,568
Cogdell Spencer, Inc.	856,880	5,107,005
Coresite Realty Corp.	490,600	8,261,704
Corporate Office Properties Trust	291,312	9,051,064
DCT Industrial Trust, Inc.	1,298,300	7,036,786
Digital Realty Trust, Inc.	224,800	13,760,008
DuPont Fabros Technology, Inc.	431,207	10,991,466
EastGroup Properties, Inc.	184,900	8,231,748
Education Realty Trust, Inc.	404,800	3,554,144
Entertainment Properties Trust	223,210	10,377,033
Equity Residential	192,240	11,884,277
Essex Property Trust, Inc.	74,588	10,469,172
LaSalle Hotel Properties	223,200	5,582,232
Plum Creek Timber Co., Inc.	87,900	3,359,538
Post Properties, Inc.	76,900	3,260,560
Public Storage	58,400	6,986,392
Regency Centers Corp.	213,800	9,603,896
Simon Property Group, Inc.	163,216	19,669,160
U-Store-It Trust	219,700	2,339,805
UDR, Inc.	104,606	2,752,184
Ventas, Inc.	202,870	10,981,353
Vornado Realty Trust	132,477	12,393,223

		243,009,464

Real Estate Management/Services — 0.9%
CB Richard Ellis Group, Inc., Class A†	124,600	2,716,280

Real Estate Operations & Development — 3.9%
Forest City Enterprises, Inc., Class A†	673,739	12,134,040

Retirement/Aged Care — 0.9%
Brookdale Senior Living, Inc.†	131,801	2,819,223

Wireless Equipment — 2.4%
American Tower Corp., Class A†	146,300	7,685,139

Total Common Stock (cost $224,523,036)		268,364,146

PREFERRED STOCK — 1.9%
Real Estate Investment Trusts — 1.9%
CBL & Associates Properties, Inc. 7.38%	75,800	1,861,648
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,735,220
ProLogis, Inc. Series M 6.75%	93,800	2,256,828

Total Preferred Stock (cost $2,938,661)		5,853,696

CONVERTIBLE BONDS & NOTES — 0.1%
Real Estate Investment Trusts — 0.1%
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*(1) (cost $503,106)	$510,000	510,000

Total Long-Term Investment Securities (cost $227,964,803)		274,727,842

	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 11.8%
Commercial Paper — 11.8%
Intesa Funding LLC 0.13% due 08/01/11	$12,109,000	$12,109,000
Mizuho Funding LLC 0.12% due 08/01/11	12,061,000	12,060,638
Societe Generale North America 0.15% due 08/01/11	13,000,000	12,999,946

Total Short-Term Investment Securities (cost $37,169,584)		37,169,584

TOTAL INVESTMENTS (cost $265,134,387)(2)	99.3%	311,897,426
Other assets less liabilities	0.7	2,102,970

NET ASSETS	100.0%	$314,000,396

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $510,000 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2011, the Real Estate Portfolio held the following restricted securities:

					Value	% of
	Acquisition	Principal	Acquisition		per	Net
Name	Date	Amount	Cost	Value	Share	Assets

SL Green Realty Corp. 3.00% due 03/30/27	3/21/07	$510,000	$502,938	$510,000	$100.00	0.16%

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$243,009,464	$—	$—	$243,009,464
Other Industries*	25,354,682	—	—	25,354,682
Preferred Stock	5,853,696	—	—	5,853,696
Convertible Bonds & Notes	—	510,000	—	510,000
Short-Term Investment Securities:
Commercial Paper	—	37,169,584	—	37,169,584

Total	$274,217,842	$37,679,584	$—	$311,897,426

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

U.S. Government Agencies	5.1%
Oil & Gas Drilling	4.3
Diversified Manufacturing Operations	4.2
Insurance-Reinsurance	3.9
Retail-Apparel/Shoe	3.7
Oil-Field Services	3.2
Insurance-Property/Casualty	2.9
Machinery-General Industrial	2.9
Transport-Marine	2.8
Electronic Components-Misc.	2.7
Insurance-Life/Health	2.6
Steel-Producers	2.3
Machine Tools & Related Products	2.2
Metal Processors & Fabrication	2.2
Electric-Integrated	2.1
Home Furnishings	2.0
Transport-Services	1.8
Banks-Commercial	1.7
Retail-Automobile	1.7
Building-Mobile Home/Manufactured Housing	1.7
Building & Construction Products-Misc.	1.7
Medical Products	1.6
Insurance-Multi-line	1.5
Chemicals-Specialty	1.4
Building-Heavy Construction	1.4
Retail-Major Department Stores	1.4
Auto/Truck Parts & Equipment-Original	1.3
Coatings/Paint	1.2
Building Products-Wood	1.2
Transport-Rail	1.2
Instruments-Controls	1.1
Medical Sterilization Products	1.1
Food-Misc.	1.1
Building-Residential/Commercial	1.1
Building-Maintance & Services	1.1
Retail-Hair Salons	1.1
Identification Systems	1.0
Research & Development	1.0
Machinery-Construction & Mining	1.0
Lasers-System/Components	0.9
Environmental Monitoring & Detection	0.9
Retail-Discount	0.9
Oil Companies-Exploration & Production	0.9
Machinery-Pumps	0.9
Airlines	0.9
Retail-Computer Equipment	0.9
Leisure Products	0.8
Machinery-Electrical	0.8
Miscellaneous Manufacturing	0.8
Advanced Materials	0.8
Chemicals-Plastics	0.8
Industrial Automated/Robotic	0.7
Aerospace/Defense-Equipment	0.7
Retail-Convenience Store	0.7
Funeral Services & Related Items	0.6
Semiconductor Equipment	0.6
Human Resources	0.6
Engines-Internal Combustion	0.6
Engineering/R&D Services	0.6
Building Products-Doors & Windows	0.6
Retail-Home Furnishings	0.5
Intimate Apparel	0.5
Insurance Brokers	0.5%
Auto-Truck Trailers	0.5
Power Converter/Supply Equipment	0.5
Data Processing/Management	0.4
Retail-Leisure Products	0.4
Coal	0.4
Paper & Related Products	0.4
Circuit Boards	0.3
Machinery-Farming	0.2
Time Deposits	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.0%
Advanced Materials — 0.8%
Ceradyne, Inc.†	49,100	$1,591,331

Aerospace/Defense-Equipment — 0.7%
AAR Corp.	51,300	1,505,142

Airlines — 0.9%
Skywest, Inc.	138,500	1,781,110

Auto-Truck Trailers — 0.5%
Wabash National Corp.†	134,700	1,011,597

Auto/Truck Parts & Equipment-Original — 1.3%
Autoliv, Inc.	41,300	2,732,408

Banks-Commercial — 1.7%
Chemical Financial Corp.	55,100	1,045,247
Oriental Financial Group, Inc.	96,300	1,196,046
Peoples Bancorp, Inc.	20,500	244,565
Trustco Bank Corp.	236,000	1,090,320

		3,576,178

Building & Construction Products-Misc. — 1.7%
Drew Industries, Inc.	19,800	421,740
Gibraltar Industries, Inc.†	102,100	1,049,588
Simpson Manufacturing Co., Inc.	68,800	1,947,040

		3,418,368

Building Products-Doors & Windows — 0.6%
Apogee Enterprises, Inc.	99,900	1,143,855

Building Products-Wood — 1.2%
Universal Forest Products, Inc.	83,800	2,469,586

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	121,600	2,843,008

Building-Maintance & Services — 1.1%
ABM Industries, Inc.	97,400	2,191,500

Building-Mobile Home/Manufactured Housing — 1.7%
Thor Industries, Inc.	117,000	2,893,410
Winnebago Industries, Inc.†	68,500	574,715

		3,468,125

Building-Residential/Commercial — 1.1%
D.R. Horton, Inc.	57,000	677,160
M/I Homes, Inc.†	64,500	728,850
MDC Holdings, Inc.	35,200	795,872

		2,201,882

Chemicals-Plastics — 0.8%
A. Schulman, Inc.	69,700	1,543,855

Chemicals-Specialty — 1.4%
Cabot Corp.	49,300	1,927,630
Sensient Technologies Corp.	28,000	1,039,360

		2,966,990

Circuit Boards — 0.3%
Multi-Fineline Electronix, Inc.	28,497	578,774

Coal — 0.4%
Arch Coal, Inc.	19,100	488,960
Consol Energy, Inc.	3,200	171,520
Peabody Energy Corp.	2,700	155,169

		815,649

Coatings/Paint — 1.2%
RPM International, Inc.	118,200	2,491,656

Data Processing/Management — 0.4%
Schawk, Inc.	58,345	921,268

Diversified Manufacturing Operations — 4.2%
A.O. Smith Corp.	20,450	848,061
Carlisle Cos., Inc.	55,500	2,399,265
EnPro Industries, Inc.†	43,000	1,988,320
Trinity Industries, Inc.	113,000	3,366,270

		8,601,916

Electric-Integrated — 2.1%
NV Energy, Inc.	170,000	2,522,800
PNM Resources, Inc.	115,000	1,727,300

		4,250,100

Electronic Components-Misc. — 2.7%
Benchmark Electronics, Inc.†	194,200	2,845,030
Gentex Corp.	95,000	2,692,300

		5,537,330

Engineering/R&D Services — 0.6%
EMCOR Group, Inc.†	41,300	1,153,096

Engines-Internal Combustion — 0.6%
Briggs & Stratton Corp.	69,804	1,196,441

Environmental Monitoring & Detection — 0.9%
Mine Safety Appliances Co.	55,000	1,876,600

Food-Misc. — 1.1%
Lancaster Colony Corp.	37,800	2,272,914

Funeral Services & Related Items — 0.6%
Hillenbrand, Inc.	60,000	1,313,400

Home Furnishings — 2.0%
American Woodmark Corp.	59,300	985,566
Ethan Allen Interiors, Inc.	41,000	754,400
Hooker Furniture Corp.	70,500	635,910
La-Z-Boy, Inc.†	200,000	1,754,000

		4,129,876

Human Resources — 0.6%
Insperity, Inc.	42,900	1,253,538

Identification Systems — 1.0%
Brady Corp., Class A	71,400	2,113,440

Industrial Automated/Robotic — 0.7%
Nordson Corp.	30,000	1,530,900

Instruments-Controls — 1.1%
Mettler-Toledo International, Inc.†	6,600	1,021,746
Watts Water Technologies, Inc., Class A	39,700	1,331,141

		2,352,887

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	36,700	1,032,004

Insurance-Life/Health — 2.6%
Protective Life Corp.	155,300	3,301,678
StanCorp Financial Group, Inc.	60,500	2,012,230

		5,313,908

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Multi-line — 1.5%
American National Insurance Co.	10,100	$756,894
Old Republic International Corp.	213,000	2,223,720

		2,980,614

Insurance-Property/Casualty — 2.9%
Hanover Insurance Group, Inc.	43,100	1,560,651
HCC Insurance Holdings, Inc.	31,200	940,056
RLI Corp.	20,300	1,281,945
Tower Group, Inc.	98,200	2,244,852

		6,027,504

Insurance-Reinsurance — 3.9%
Aspen Insurance Holdings, Ltd.	79,200	2,051,280
Montpelier Re Holdings, Ltd.	99,800	1,722,548
Transatlantic Holdings, Inc.	50,600	2,591,226
Validus Holdings, Ltd.	62,058	1,650,122

		8,015,176

Intimate Apparel — 0.5%
Warnaco Group, Inc.†	19,829	1,056,886

Lasers-System/Components — 0.9%
Rofin-Sinar Technologies, Inc.†	60,000	1,882,800

Leisure Products — 0.8%
Brunswick Corp.	79,000	1,724,570

Machine Tools & Related Products — 2.2%
Kennametal, Inc.	59,700	2,353,971
Lincoln Electric Holdings, Inc.	65,800	2,251,676

		4,605,647

Machinery-Construction & Mining — 1.0%
Astec Industries, Inc.†	52,400	1,966,048

Machinery-Electrical — 0.8%
Franklin Electric Co., Inc.	38,000	1,658,700

Machinery-Farming — 0.2%
CNH Global NV†	9,000	343,260

Machinery-General Industrial — 2.9%
Applied Industrial Technologies, Inc.	32,200	1,027,824
Gardner Denver, Inc.	36,900	3,147,201
Roper Industries, Inc.	21,000	1,714,230

		5,889,255

Machinery-Pumps — 0.9%
Graco, Inc.	41,930	1,841,985

Medical Products — 1.6%
Teleflex, Inc.	36,200	2,180,326
West Pharmaceutical Services, Inc.	25,400	1,114,298

		3,294,624

Medical Sterilization Products — 1.1%
STERIS Corp.	65,200	2,281,348

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	21,200	916,900
Mueller Industries, Inc.	80,900	3,036,177
Timken Co.	14,800	646,316

		4,599,393

Miscellaneous Manufacturing — 0.8%
Aptargroup, Inc.	32,000	1,633,600

Oil & Gas Drilling — 4.3%
Atwood Oceanics, Inc.†	61,900	2,890,730
Rowan Cos., Inc.†	84,000	3,290,280
Unit Corp.†	44,200	2,652,442

		8,833,452

Oil Companies-Exploration & Production — 0.9%
Energen Corp.	31,400	1,846,634

Oil-Field Services — 3.2%
Global Industries, Ltd.†	225,000	1,154,250
Helix Energy Solutions Group, Inc.†	115,800	2,267,364
Oil States International, Inc.†	39,200	3,163,440

		6,585,054

Paper & Related Products — 0.4%
P.H. Glatfelter Co.	51,700	780,153

Power Converter/Supply Equipment — 0.5%
Powell Industries, Inc.†	24,900	959,646

Research & Development — 1.0%
Pharmaceutical Product Development, Inc.	71,000	2,046,930

Retail-Apparel/Shoe — 3.7%
Brown Shoe Co., Inc.	142,300	1,437,230
Cato Corp., Class A	73,618	2,048,053
Christopher & Banks Corp.	150,000	945,000
Men’s Wearhouse, Inc.	94,000	3,082,260

		7,512,543

Retail-Automobile — 1.7%
Group 1 Automotive, Inc.	74,600	3,553,198

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A†	74,000	1,744,920

Retail-Convenience Store — 0.7%
Casey’s General Stores, Inc.	32,600	1,467,000

Retail-Discount — 0.9%
Fred’s, Inc., Class A	120,000	1,581,600
Tuesday Morning Corp.†	64,000	275,200

		1,856,800

Retail-Hair Salons — 1.1%
Regis Corp.	145,100	2,154,735

Retail-Home Furnishings — 0.5%
Pier 1 Imports, Inc.†	100,000	1,099,000

Retail-Leisure Products — 0.4%
West Marine, Inc.†	86,700	888,675

Retail-Major Department Stores — 1.4%
J.C. Penney Co., Inc.	58,000	1,784,080
Saks, Inc.†	96,000	1,031,040

		2,815,120

Semiconductor Equipment — 0.6%
Cohu, Inc.	100,500	1,258,260

Steel-Producers — 2.3%
Reliance Steel & Aluminum Co.	52,100	2,449,221
Steel Dynamics, Inc.	126,400	1,974,368
United States Steel Corp.	6,500	259,935

		4,683,524

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Transport-Marine — 2.8%
Overseas Shipholding Group, Inc.	59,100	$1,438,494
Teekay Corp.	34,479	956,792
Tidewater, Inc.	61,600	3,347,344

		5,742,630

Transport-Rail — 1.2%
Genesee & Wyoming, Inc., Class A†	44,300	2,438,272

Transport-Services — 1.8%
Bristow Group, Inc.	74,400	3,606,913

Total Long-Term Investment Securities (cost $170,517,054)		194,855,501

SHORT-TERM INVESTMENT SECURITIES — 5.2%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11	$109,000	109,000

U.S. Government Agencies — 5.1%
Federal Home Loan Bank Discount Notes 0.10% due 08/01/11	10,500,000	10,500,000

Total Short-Term Investment Securities (cost $10,609,000)		10,609,000

TOTAL INVESTMENTS (cost $181,126,054)(1)	100.2%	205,464,501
Liabilities in excess of other assets	(0.2)	(466,622)

NET ASSETS	100.0%	$204,997,879

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock	$194,855,501	$—	$—	$194,855,501
Short-Term Investment Securities:
Time Deposits	—	109,000	—	109,000
U.S. Government Agencies	—	10,500,000	—	10,500,000

Total	$194,855,501	$10,609,000	$—	$205,464,501

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	5.1%
Oil Companies-Exploration & Production	4.8
Applications Software	3.9
Distribution/Wholesale	2.9
Computers-Integrated Systems	2.6
Oil Field Machinery & Equipment	2.5
Diversified Manufacturing Operations	2.4
Medical-HMO	2.4
Machinery-General Industrial	2.3
Medical-Biomedical/Gene	2.3
Medical-Drugs	2.1
Commercial Services-Finance	1.9
Hotels/Motels	1.9
Apparel Manufacturers	1.8
Finance-Investment Banker/Broker	1.8
Investment Management/Advisor Services	1.8
Oil-Field Services	1.7
Engines-Internal Combustion	1.6
Motorcycle/Motor Scooter	1.6
Dialysis Centers	1.5
Commercial Services	1.5
Auto/Truck Parts & Equipment-Original	1.5
Aerospace/Defense-Equipment	1.5
Broadcast Services/Program	1.5
Coatings/Paint	1.4
Medical Instruments	1.4
Chemicals-Diversified	1.3
Electronic Components-Misc.	1.3
Electronic Measurement Instruments	1.2
Power Converter/Supply Equipment	1.2
Hazardous Waste Disposal	1.2
Dental Supplies & Equipment	1.1
Radio	1.1
Internet Infrastructure Software	1.1
Web Hosting/Design	1.1
Transport-Truck	1.0
Insurance Brokers	1.0
Coal	1.0
Medical Information Systems	1.0
Containers-Metal/Glass	1.0
Retirement/Aged Care	1.0
Networking Products	1.0
Computers-Memory Devices	1.0
Banks-Commercial	1.0
Computer Services	1.0
Cruise Lines	0.9
Electronic Connectors	0.9
E-Commerce/Services	0.9
Retail-Sporting Goods	0.9
Medical-Outpatient/Home Medical	0.9
Audio/Video Products	0.9
Machinery-Print Trade	0.9
Machinery-Farming	0.9
Footwear & Related Apparel	0.9
Casino Services	0.9
Computer Aided Design	0.9
Transactional Software	0.8
Finance-Leasing Companies	0.8
Aerospace/Defense	0.8
Building-Residential/Commercial	0.8
Advertising Sales	0.7
Schools	0.7
Multimedia	0.7%
Retail-Apparel/Shoe	0.7
Rental Auto/Equipment	0.7
Auction Houses/Art Dealers	0.7
Enterprise Software/Service	0.6
Wireless Equipment	0.6
Computer Data Security	0.5
Auto-Cars/Light Trucks	0.5
Retail-Restaurants	0.5
Internet Content-Information/News	0.2
Home Furnishings	0.1

98.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.6%
Advertising Sales — 0.7%
Lamar Advertising Co., Class A†	52,400	$1,334,104

Aerospace/Defense — 0.8%
TransDigm Group, Inc.†	16,671	1,501,557

Aerospace/Defense-Equipment — 1.5%
Goodrich Corp.	28,000	2,663,920

Apparel Manufacturers — 1.8%
Coach, Inc.	52,100	3,363,576

Applications Software — 3.9%
Citrix Systems, Inc.†	27,900	2,009,916
Nuance Communications, Inc.†	71,700	1,434,717
Red Hat, Inc.†	41,000	1,725,280
Salesforce.com, Inc.†	13,100	1,895,701

		7,065,614

Auction House/Art Dealers — 0.7%
Sotheby’s	28,100	1,190,035

Audio/Video Products — 0.9%
Harman International Industries, Inc.	39,900	1,659,840

Auto-Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	29,700	836,649

Auto/Truck Parts & Equipment-Original — 1.5%
BorgWarner, Inc.†	33,500	2,667,270

Banks-Commercial — 1.0%
BOK Financial Corp.	32,100	1,748,166

Broadcast Services/Program — 1.5%
Scripps Networks Interactive Inc., Class A	57,100	2,646,014

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	73,100	1,459,076

Casino Services — 0.9%
International Game Technology	87,306	1,623,019

Chemicals-Diversified — 1.3%
FMC Corp.	27,200	2,381,904

Coal — 1.0%
Peabody Energy Corp.	32,800	1,885,016

Coatings/Paint — 1.4%
Sherwin-Williams Co.	33,200	2,562,044

Commercial Services — 1.5%
Alliance Data Systems Corp.†	27,800	2,733,852

Commercial Services-Finance — 1.9%
FleetCor Technologies, Inc.†	34,300	1,016,652
Moody’s Corp.	69,600	2,478,456

		3,495,108

Computer Aided Design — 0.9%
Autodesk, Inc.†	45,900	1,578,960

Computer Data Security — 0.5%
Fortinet, Inc.†	43,000	873,760

Computer Services — 1.0%
IHS, Inc., Class A†	23,500	1,731,715

Computers-Integrated Systems — 2.6%
CGI Group, Inc., Class A†	80,400	1,726,992
MICROS Systems, Inc.†	40,800	1,997,976
Riverbed Technology, Inc.†	34,200	979,146

		4,704,114

Computers-Memory Devices — 1.0%
NetApp, Inc.†	36,800	1,748,736

Containers-Metal/Glass — 1.0%
Greif, Inc., Class A	30,400	1,855,920

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.†	56,400	1,726,968

Dental Supplies & Equipment — 1.1%
Sirona Dental Systems, Inc.†	40,200	2,033,316

Dialysis Centers — 1.5%
DaVita, Inc.†	32,880	2,746,795

Distribution/Wholesale — 2.9%
Fossil, Inc.†	14,100	1,771,947
WW Grainger, Inc.	23,700	3,516,369

		5,288,316

Diversified Manufacturing Operations — 2.4%
Carlisle Cos., Inc.	60,900	2,632,707
Parker Hannifin Corp.	22,400	1,770,048

		4,402,755

E-Commerce/Services — 0.9%
Netflix, Inc.†	6,400	1,702,336

Electronic Components-Misc. — 1.3%
TE Connectivity, Ltd.	68,100	2,344,683

Electronic Components-Semiconductors — 5.1%
Avago Technologies, Ltd.	68,200	2,293,566
Freescale Semiconductor Holdings I, Ltd.†	91,100	1,487,663
Microchip Technology, Inc.	55,000	1,856,250
Rovi Corp.†	25,700	1,361,329
Xilinx, Inc.	69,300	2,224,530

		9,223,338

Electronic Connectors — 0.9%
Amphenol Corp., Class A	35,300	1,725,817

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	52,900	2,230,264

Engines-Internal Combustion — 1.6%
Cummins, Inc.	28,600	2,999,568

Enterprise Software/Service — 0.6%
Concur Technologies, Inc.†	24,100	1,095,104

Finance-Investment Banker/Broker — 1.8%
Lazard, Ltd., Class A	54,900	1,844,640
TD Ameritrade Holding Corp.	80,980	1,486,793

		3,331,433

Finance-Leasing Companies — 0.8%
Air Lease Corp.†	62,100	1,517,103

Footwear & Related Apparel — 0.9%
Deckers Outdoor Corp.†	16,400	1,627,700

Hazardous Waste Disposal — 1.2%
Stericycle, Inc.†	25,660	2,107,199

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Home Furnishings — 0.1%
Tempur-Pedic International, Inc.†	2,500	$180,025

Hotels/Motels — 1.9%
Gaylord Entertainment Co.†	31,700	930,078
Marriott International, Inc., Class A	78,300	2,544,750

		3,474,828

Insurance Brokers — 1.0%
AON Corp.	39,424	1,897,083

Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	3,300	333,399

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	21,300	1,991,124

Investment Management/Advisor Services — 1.8%
Och Ziff Capital Management	76,120	940,843
T. Rowe Price Group, Inc.	40,730	2,313,464

		3,254,307

Machinery-Farming — 0.9%
AGCO Corp.†	34,700	1,645,474

Machinery-General Industrial — 2.3%
Roper Industries, Inc.	21,310	1,739,535
Wabtec Corp.	36,600	2,361,432

		4,100,967

Machinery-Print Trade — 0.9%
Zebra Technologies Corp., Class A†	41,300	1,652,000

Medical Information Systems — 1.0%
Cerner Corp.†	28,340	1,884,327

Medical Instruments — 1.4%
Bruker Corp.†	49,700	855,834
Thoratec Corp.†	50,500	1,701,345

		2,557,179

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	32,500	1,846,000
Dendreon Corp.†	24,200	892,980
Illumina, Inc.†	21,720	1,356,414

		4,095,394

Medical-Drugs — 2.1%
Valeant Pharmaceuticals International, Inc.	70,200	3,863,106

Medical-HMO — 2.4%
Coventry Health Care, Inc.†	66,200	2,118,400
Humana, Inc.	30,420	2,268,724

		4,387,124

Medical-Outpatient/Home Medical — 0.9%
Lincare Holdings, Inc.	66,050	1,690,219

Motorcycle/Motor Scooter — 1.6%
Harley-Davidson, Inc.	65,700	2,850,723

Multimedia — 0.7%
FactSet Research Systems, Inc.	13,346	1,229,033

Networking Products — 1.0%
Polycom, Inc.†	67,400	1,821,822

Oil Companies-Exploration & Production — 4.8%
Concho Resources, Inc.†	46,800	4,379,544
Newfield Exploration Co.†	30,400	2,049,568
Range Resources Corp.	34,700	2,261,052

		8,690,164

Oil Field Machinery & Equipment — 2.5%
Cameron International Corp.†	79,950	4,472,403

Oil-Field Services — 1.7%
CARBO Ceramics, Inc.	8,000	1,248,560
Core Laboratories NV	17,600	1,912,768

		3,161,328

Power Converter/Supply Equipment — 1.2%
Hubbell, Inc., Class B	36,600	2,176,602

Radio — 1.1%
Sirius XM Radio, Inc.†	955,300	2,015,683

Rental Auto/Equipment — 0.7%
Avis Budget Group, Inc.†	80,900	1,222,399

Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	20,200	1,222,908

Retail-Restaurants — 0.5%
Cheesecake Factory, Inc.†	28,700	827,421

Retail-Sporting Goods — 0.9%
Dick’s Sporting Goods, Inc.†	45,700	1,690,900

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	85,400	1,826,706

Schools — 0.7%
DeVry, Inc.	20,900	1,298,726

Transactional Software — 0.8%
VeriFone Systems, Inc.†	39,100	1,539,367

Transport-Truck — 1.0%
J.B. Hunt Transport Services, Inc.	42,200	1,909,128

Web Hosting/Design — 1.1%
Equinix, Inc.†	19,000	1,984,930

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	44,800	1,028,160

TOTAL INVESTMENTS (cost $153,212,523)(1)	98.6%	179,387,623
Other assets less liabilities	1.4	2,499,881

NET ASSETS	100.0%	$181,887,504

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock
Electronic Components-Semiconductors	$9,223,338	$—	$—	$9,223,338
Other Industries*	170,164,285	—	—	170,164,285

Total	$179,387,623	$—	$—	$179,387,623

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.4%
Auto/Truck Parts & Equipment-Original	5.4
Aerospace/Defense	3.9
Electronic Components-Semiconductors	3.1
Transport-Rail	3.1
Human Resources	2.9
E-Commerce/Products	2.6
Machinery-General Industrial	2.5
Repurchase Agreements	2.4
Networking Products	2.4
Industrial Gases	2.3
Containers-Metal/Glass	2.2
Retail-Sporting Goods	2.2
Pharmacy Services	2.2
Retail-Apparel/Shoe	2.2
Consulting Services	2.0
Web Hosting/Design	2.0
Oil-Field Services	2.0
Medical-Drugs	1.9
Machinery-Pumps	1.8
Investment Management/Advisor Services	1.8
Home Furnishings	1.7
Internet Infrastructure Software	1.7
Decision Support Software	1.7
Distribution/Wholesale	1.6
Semiconductor Components-Integrated Circuits	1.6
Aerospace/Defense-Equipment	1.6
Rental Auto/Equipment	1.6
Footwear & Related Apparel	1.6
Medical-Biomedical/Gene	1.5
Applications Software	1.5
Medical Information Systems	1.4
Enterprise Software/Service	1.4
Telecom Services	1.4
Medical-HMO	1.4
Medical-Wholesale Drug Distribution	1.4
Advertising Agencies	1.4
Medical Instruments	1.3
Dental Supplies & Equipment	1.3
Internet Telephone	1.3
Satellite Telecom	1.3
Machinery-Farming	1.2
Oil Field Machinery & Equipment	1.2
Vitamins & Nutrition Products	1.2
Retail-Mail Order	1.2
Computers-Integrated Systems	1.2
Auto-Cars/Light Trucks	1.1
Computer Aided Design	1.1
Batteries/Battery Systems	1.1
Theaters	1.1
Storage/Warehousing	1.0
Diagnostic Kits	1.0
Medical-Generic Drugs	1.0
Telecom Equipment-Fiber Optics	0.8
Commercial Services	0.6
Wireless Equipment	0.5
Heart Monitors	0.5
Finance-Investment Banker/Broker	0.2

103.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 100.6%
Advertising Agencies — 1.4%
Interpublic Group of Cos., Inc.	99,080	$971,975

Aerospace/Defense — 3.9%
Embraer SA ADR	30,710	906,559
TransDigm Group, Inc.†	20,570	1,852,740

		2,759,299

Aerospace/Defense-Equipment — 1.6%
Triumph Group, Inc.	21,020	1,131,717

Applications Software — 1.5%
Red Hat, Inc.†	25,340	1,066,307

Auto-Cars/Light Trucks — 1.1%
Tesla Motors, Inc.†	28,659	807,324

Auto/Truck Parts & Equipment-Original — 5.4%
BorgWarner, Inc.†	19,420	1,546,220
TRW Automotive Holdings Corp.†	14,030	708,094
WABCO Holdings, Inc.†	25,260	1,592,643

		3,846,957

Batteries/Battery Systems — 1.1%
EnerSys†	24,190	773,596

Commercial Services — 0.6%
ServiceSource International, Inc.†	21,091	393,558

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	50,390	781,045

Computers-Integrated Systems — 1.2%
Riverbed Technology, Inc.†	29,270	838,000

Consulting Services — 2.0%
Gartner, Inc.†	39,430	1,455,361

Containers-Metal/Glass — 2.2%
Crown Holdings, Inc.†	41,190	1,582,108

Decision Support Software — 1.7%
MSCI, Inc., Class A†	34,000	1,206,660

Dental Supplies & Equipment — 1.3%
Sirona Dental Systems, Inc.†	17,980	909,428

Diagnostic Kits — 1.0%
Alere, Inc.†	24,300	716,607

Distribution/Wholesale — 1.6%
WESCO International, Inc.†	23,190	1,175,501

E-Commerce/Products — 2.6%
MercadoLibre, Inc.	14,430	1,146,031
Shutterfly, Inc.†	12,600	685,440

		1,831,471

Electronic Components-Semiconductors — 3.1%
Avago Technologies, Ltd.	32,200	1,082,886
Netlogic Microsystems, Inc.†	33,491	1,157,114

		2,240,000

Enterprise Software/Service — 1.4%
QLIK Technologies, Inc.†	33,804	1,024,599

Finance-Investment Banker/Broker — 0.2%
LPL Investment Holdings, Inc.†	4,944	163,399

Footwear & Related Apparel — 1.6%
Deckers Outdoor Corp.†	11,250	1,116,563

Heart Monitors — 0.5%
HeartWare International, Inc.†	5,460	362,762

Home Furnishings — 1.7%
Tempur-Pedic International, Inc.†	17,120	1,232,811

Human Resources — 2.9%
Manpower, Inc.	18,440	931,589
SuccessFactors, Inc.†	42,293	1,141,911

		2,073,500

Industrial Gases — 2.3%
Airgas, Inc.	24,460	1,680,402

Internet Infrastructure Software — 1.7%
TIBCO Software, Inc.†	46,890	1,221,016

Internet Telephone — 1.3%
BroadSoft, Inc.†	30,930	903,465

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	12,130	1,265,523

Machinery-Farming — 1.2%
AGCO Corp.†	18,850	893,867

Machinery-General Industrial — 2.5%
Chart Industries, Inc.†	17,060	905,203
Robbins & Myers, Inc.	17,840	860,602

		1,765,805

Machinery-Pumps — 1.8%
Graco, Inc.	29,750	1,306,918

Medical Information Systems — 1.4%
athenahealth, Inc.†	17,550	1,031,765

Medical Instruments — 1.3%
Bruker Corp.†	54,560	939,523

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	18,790	1,067,272

Medical-Drugs — 1.9%
Pharmasset, Inc.†	10,950	1,329,111

Medical-Generic Drugs — 1.0%
Impax Laboratories, Inc.†	32,960	698,093

Medical-HMO — 1.4%
Healthspring, Inc.†	24,930	1,023,127

Medical-Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.	26,600	1,019,046

Networking Products — 2.4%
Acme Packet, Inc.†	16,930	997,516
LogMeIn, Inc.†	20,193	717,861

		1,715,377

Oil Companies-Exploration & Production — 6.4%
Brigham Exploration Co.†	41,480	1,319,064
Concho Resources, Inc.†	8,300	776,714
Pioneer Natural Resources Co.	12,300	1,143,777
SandRidge Energy, Inc.†	117,220	1,350,374

		4,589,929

Oil Field Machinery & Equipment — 1.2%
Complete Production Services, Inc.†	22,930	891,518

Oil-Field Services — 2.0%
Oil States International, Inc.†	17,620	1,421,934

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Pharmacy Services — 2.2%
Catalyst Health Solutions, Inc.†	23,840	$1,562,235

Rental Auto/Equipment — 1.6%
Hertz Global Holdings, Inc.†	79,380	1,116,877

Retail-Apparel/Shoe — 2.2%
Foot Locker, Inc.	38,960	846,601
Vera Bradley, Inc.†	19,680	713,793

		1,560,394

Retail-Mail Order — 1.2%
Williams-Sonoma, Inc.	23,630	874,783

Retail-Sporting Goods — 2.2%
Dick’s Sporting Goods, Inc.†	42,370	1,567,690

Satellite Telecom — 1.3%
Iridium Communications, Inc.†	105,000	895,650

Semiconductor Components-Integrated Circuits — 1.6%
Atmel Corp.†	94,020	1,137,642

Storage/Warehousing — 1.0%
Wesco Aircraft Holdings, Inc.†	48,890	732,372

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	36,780	568,619

Telecom Services — 1.4%
Virgin Media, Inc.	38,700	1,024,002

Theaters — 1.1%
National CineMedia, Inc.	52,501	773,340

Transport-Rail — 3.1%
Kansas City Southern†	37,410	2,220,284

Vitamins & Nutrition Products — 1.2%
Vitamin Shoppe, Inc.†	20,310	884,704

Web Hosting/Design — 2.0%
Equinix, Inc.†	13,760	1,437,507

Wireless Equipment — 0.5%
SBA Communications Corp., Class A†	9,920	378,646

Total Long-Term Investment Securities (cost $70,710,640)		71,958,984

REPURCHASE AGREEMENT — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $1,731,001 collateralized by $1,615,000 of United States Treasury Notes, bearing interest at 3.60% due 02/15/20 and having an approximate value of $1,768,425 (cost $1,731,000)	$1,731,000	1,731,000

TOTAL INVESTMENTS (cost $72,441,640)(1)	103.0%	73,689,984
Liabilities in excess of other assets	(3.0)	(2,167,348)

NET ASSETS	100.0%	$71,522,636

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto/Truck Parts & Equipment-Original	$3,846,957	$—	$—	$3,846,957
Oil Companies-Exploration & Production	4,589,929	—	—	4,589,929
Other Industries*	63,522,098	—	—	63,522,098
Repurchase Agreement	—	1,731,000	—	1,731,000

Total	$71,958,984	$1,731,000	$—	$73,689,984

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Time Deposits	10.8%
Medical Instruments	3.1
Auto/Truck Parts & Equipment-Original	2.4
Oil Companies-Exploration & Production	2.3
Retail-Apparel/Shoe	2.3
Electronic Components-Semiconductors	2.0
Medical-Drugs	1.9
E-Marketing/Info	1.9
Networking Products	1.9
Commercial Services	1.8
Oil-Field Services	1.7
Chemicals-Diversified	1.7
Enterprise Software/Service	1.7
Footwear & Related Apparel	1.7
Dental Supplies & Equipment	1.7
Aerospace/Defense	1.7
Distribution/Wholesale	1.6
Non-Hazardous Waste Disposal	1.6
Diversified Manufacturing Operations	1.6
Consumer Products-Misc.	1.5
Medical-Biomedical/Gene	1.5
Transactional Software	1.4
Commercial Services-Finance	1.3
Human Resources	1.3
Transport-Truck	1.2
Office Furnishings-Original	1.2
Communications Software	1.2
Theaters	1.2
Food-Misc.	1.1
Lasers-System/Components	1.1
Medical-Hospitals	1.0
Oil Field Machinery & Equipment	1.0
Oil Refining & Marketing	0.9
Applications Software	0.9
Banks-Commercial	0.9
Transport-Marine	0.9
Computers-Integrated Systems	0.9
Retail-Gardening Products	0.9
Filtration/Separation Products	0.9
Retail-Automobile	0.8
Computer Aided Design	0.8
Rental Auto/Equipment	0.8
Containers-Paper/Plastic	0.8
Finance-Investment Banker/Broker	0.8
Machinery-Farming	0.8
Therapeutics	0.8
Internet Infrastructure Software	0.8
Containers-Metal/Glass	0.8
Semiconductor Components-Integrated Circuits	0.8
Hospital Beds/Equipment	0.8
Retirement/Aged Care	0.8
Insurance-Property/Casualty	0.8
Investment Management/Advisor Services	0.8
Building & Construction-Misc.	0.8
Physicians Practice Management	0.8
Oil & Gas Drilling	0.8
Medical-HMO	0.8
Chemicals-Specialty	0.8
Cosmetics & Toiletries	0.7
Retail-Jewelry	0.7
Vitamins & Nutrition Products	0.7
Machinery-General Industrial	0.7
Internet Connectivity Services	0.7%
Retail-Petroleum Products	0.7
Medical Products	0.7
Health Care Cost Containment	0.7
Building & Construction Products-Misc.	0.7
Patient Monitoring Equipment	0.7
Machinery-Electrical	0.7
Apparel Manufacturers	0.7
Electric Products-Misc.	0.6
Transport-Services	0.6
Electric-Transmission	0.6
Semiconductor Equipment	0.6
Data Processing/Management	0.6
Agricultural Chemicals	0.6
Medical-Outpatient/Home Medical	0.6
Electronic Design Automation	0.5
Internet Telephone	0.5
Retail-Restaurants	0.5
Batteries/Battery Systems	0.5
Internet Application Software	0.5
E-Commerce/Products	0.5
Heart Monitors	0.5
Computer Software	0.5
Rubber-Tires	0.5
Telecom Equipment-Fiber Optics	0.5
Research & Development	0.5
Telecommunication Equipment	0.3
Retail-Discount	0.2
Diagnostic Equipment	0.2

101.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.9%
Aerospace/Defense — 1.7%
Esterline Technologies Corp.†	22,084	$1,686,555
TransDigm Group, Inc.†	16,164	1,455,892

		3,142,447

Agricultural Chemicals — 0.6%
Intrepid Potash, Inc.†	33,360	1,109,220

Apparel Manufacturers — 0.7%
Maidenform Brands, Inc.†	47,676	1,232,425

Applications Software — 0.9%
Compuware Corp.†	184,636	1,783,584

Auto/Truck Parts & Equipment-Original — 2.4%
Meritor, Inc.†	111,598	1,506,573
Modine Manufacturing Co.†	103,294	1,540,114
TRW Automotive Holdings Corp.†	28,660	1,446,470

		4,493,157

Banks-Commercial — 0.9%
SVB Financial Group†	27,684	1,689,278

Batteries/Battery Systems — 0.5%
EnerSys†	30,253	967,491

Building & Construction Products-Misc. — 0.7%
Owens Corning†	35,532	1,264,229

Building & Construction-Misc. — 0.8%
MasTec, Inc.†	69,191	1,444,708

Chemicals-Diversified — 1.7%
Rockwood Holdings, Inc.†	30,215	1,827,101
Solutia, Inc.†	66,879	1,433,886

		3,260,987

Chemicals-Specialty — 0.8%
Cytec Industries, Inc.	25,391	1,421,896

Commercial Services — 1.8%
Acacia Research — Acacia Technologies†	29,814	1,279,617
HMS Holdings Corp.†	15,768	1,192,061
TMS International Corp.†	72,548	898,144

		3,369,822

Commercial Services-Finance — 1.3%
Cardtronics, Inc.†	54,622	1,255,213
Wright Express Corp.†	25,369	1,248,155

		2,503,368

Communications Software — 1.2%
SolarWinds, Inc.†	53,973	1,160,959
Velti PLC†	67,814	1,119,609

		2,280,568

Computer Aided Design — 0.8%
Parametric Technology Corp.†	76,648	1,593,512

Computer Software — 0.5%
SS&C Technologies Holdings, Inc.†	49,644	919,407

Computers-Integrated Systems — 0.9%
MICROS Systems, Inc.†	33,215	1,626,538

Consumer Products-Misc. — 1.5%
Jarden Corp.	43,871	1,359,562
Tupperware Brands Corp.	23,080	1,442,269

		2,801,831

Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	24,484	1,494,748

Containers-Paper/Plastic — 0.8%
Packaging Corp. of America	58,582	1,562,382

Cosmetics & Toiletries — 0.7%
Elizabeth Arden, Inc.†	43,549	1,403,149

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	28,933	1,120,286

Dental Supplies & Equipment — 1.7%
Align Technology, Inc.†	73,697	1,620,597
Sirona Dental Systems, Inc.†	30,591	1,547,293

		3,167,890

Diagnostic Equipment — 0.2%
Affymetrix, Inc.†	80,098	452,554

Distribution/Wholesale — 1.6%
LKQ Corp.†	47,258	1,161,129
WESCO International, Inc.†	36,625	1,856,521

		3,017,650

Diversified Manufacturing Operations — 1.6%
Actuant Corp., Class A	65,588	1,620,680
Leggett & Platt, Inc.	63,242	1,372,351

		2,993,031

E-Commerce/Products — 0.5%
Shutterfly, Inc.†	17,373	945,091

E-Marketing/Info — 1.9%
comScore, Inc.†	52,079	1,135,843
Digital River, Inc.†	39,656	1,011,228
ValueClick, Inc.†	79,677	1,438,967

		3,586,038

Electric Products-Misc. — 0.6%
GrafTech International, Ltd.†	63,268	1,218,542

Electric-Transmission — 0.6%
ITC Holdings Corp.	16,946	1,190,626

Electronic Components-Semiconductors — 2.0%
Cavium, Inc.†	23,059	795,305
Microsemi Corp.†	76,524	1,519,001
Rovi Corp.†	29,260	1,549,902

		3,864,208

Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	96,297	994,748

Enterprise Software/Service — 1.7%
Ariba, Inc.†	28,260	934,558
Informatica Corp.†	18,475	944,627
Open Text Corp.†	19,663	1,328,432

		3,207,617

Filtration/Separation Products — 0.9%
CLARCOR, Inc.	36,559	1,610,789

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Finance-Investment Banker/Broker — 0.8%
Stifel Financial Corp.†	40,615	$1,541,745

Food-Misc. — 1.1%
B&G Foods, Inc.	48,466	910,676
Diamond Foods, Inc.	17,568	1,257,693

		2,168,369

Footwear & Related Apparel — 1.7%
Deckers Outdoor Corp.†	17,778	1,764,466
Steven Madden, Ltd.†	37,425	1,425,893

		3,190,359

Health Care Cost Containment — 0.7%
ExamWorks Group, Inc.†	59,707	1,306,389

Heart Monitors — 0.5%
HeartWare International, Inc.†	14,081	935,542

Hospital Beds/Equipment — 0.8%
Hill-Rom Holdings, Inc.	39,310	1,465,870

Human Resources — 1.3%
SuccessFactors, Inc.†	31,686	855,522
Team Health Holdings, Inc.†	72,431	1,594,206

		2,449,728

Insurance-Property/Casualty — 0.8%
ProAssurance Corp.†	21,020	1,464,043

Internet Application Software — 0.5%
Vocus, Inc.†	33,468	956,181

Internet Connectivity Services — 0.7%
AboveNet, Inc.	21,963	1,337,327

Internet Infrastructure Software — 0.8%
TIBCO Software, Inc.†	57,966	1,509,435

Internet Telephone — 0.5%
BroadSoft, Inc.†	33,747	985,750

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	13,930	1,453,317

Lasers-System/Components — 1.1%
Coherent, Inc.†	22,855	1,097,726
Cymer, Inc.†	21,700	955,451

		2,053,177

Machinery-Electrical — 0.7%
Regal-Beloit Corp.	20,366	1,234,791

Machinery-Farming — 0.8%
AGCO Corp.†	32,336	1,533,373

Machinery-General Industrial — 0.7%
Robbins & Myers, Inc.	28,912	1,394,715

Medical Instruments — 3.1%
Arthrocare Corp.†	37,337	1,233,988
Bruker Corp.†	48,395	833,362
NuVasive, Inc.†	49,374	1,413,084
Thoratec Corp.†	30,416	1,024,715
Volcano Corp.†	40,449	1,270,503

		5,775,652

Medical Products — 0.7%
PSS World Medical, Inc.†	55,096	1,318,447

Medical-Biomedical/Gene — 1.5%
Incyte Corp., Ltd.†	70,886	1,236,252
United Therapeutics Corp.†	26,381	1,513,742

		2,749,994

Medical-Drugs — 1.9%
Auxilium Pharmaceuticals, Inc.†	38,484	721,190
Medicis Pharmaceutical Corp., Class A	33,832	1,257,874
Salix Pharmaceuticals, Ltd.†	42,166	1,635,197

		3,614,261

Medical-HMO — 0.8%
Health Net, Inc.†	50,611	1,423,181

Medical-Hospitals — 1.0%
Health Management Associates, Inc., Class A†	205,848	1,955,556

Medical-Outpatient/Home Medical — 0.6%
Gentiva Health Services, Inc.†	61,505	1,106,475

Networking Products — 1.9%
Ixia†	90,603	906,030
Netgear, Inc.†	37,446	1,232,348
Polycom, Inc.†	50,735	1,371,367

		3,509,745

Non-Hazardous Waste Disposal — 1.6%
Progressive Waste Solutions, Ltd.	62,075	1,398,549
Waste Connections, Inc.	49,520	1,596,525

		2,995,074

Office Furnishings-Original — 1.2%
Interface, Inc. Class A	56,394	903,432
Steelcase, Inc., Class A	139,804	1,388,254

		2,291,686

Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	30,738	1,435,465

Oil Companies-Exploration & Production — 2.3%
Brigham Exploration Co.†	48,837	1,553,017
Gulfport Energy Corp.†	41,493	1,512,835
Rosetta Resources, Inc.†	26,450	1,369,316

		4,435,168

Oil Field Machinery & Equipment — 1.0%
Complete Production Services, Inc.†	49,062	1,907,531

Oil Refining & Marketing — 0.9%
CVR Energy, Inc.†	66,523	1,786,142

Oil-Field Services — 1.7%
Oil States International, Inc.†	21,941	1,770,639
Superior Energy Services, Inc.†	36,004	1,493,806

		3,264,445

Patient Monitoring Equipment — 0.7%
Masimo Corp.	44,722	1,242,377

Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	564	36,959

Physicians Practice Management — 0.8%
Mednax, Inc.†	21,064	1,435,722

Rental Auto/Equipment — 0.8%
United Rentals, Inc.†	68,400	1,573,884

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Research & Development — 0.5%
Parexel International Corp.†	42,848	$879,669

Retail-Apparel/Shoe — 2.3%
DSW, Inc., Class A†	26,729	1,416,102
Express, Inc.	56,883	1,276,455
Francesca’s Holdings Corp.†	28,661	752,638
Genesco, Inc.†	18,463	956,383

		4,401,578

Retail-Automobile — 0.8%
Asbury Automotive Group, Inc.†	74,309	1,599,873

Retail-Discount — 0.2%
Fred’s, Inc., Class A	34,503	454,749

Retail-Gardening Products — 0.9%
Tractor Supply Co.	24,543	1,617,875

Retail-Jewelry — 0.7%
Signet Jewelers, Ltd.†	32,664	1,399,326

Retail-Petroleum Products — 0.7%
World Fuel Services Corp.	35,062	1,319,383

Retail-Restaurants — 0.5%
Buffalo Wild Wings, Inc.†	15,348	975,058

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	68,522	1,465,686

Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	54,448	917,993

Semiconductor Components-Integrated Circuits — 0.8%
Cypress Semiconductor Corp.†	71,718	1,475,956

Semiconductor Equipment — 0.6%
Teradyne, Inc.†	85,499	1,153,381

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	58,789	908,878

Telecommunication Equipment — 0.3%
ShoreTel, Inc.†	72,698	619,387

Theaters — 1.2%
Cinemark Holdings, Inc.	80,286	1,564,774
National CineMedia, Inc.	47,708	702,739

		2,267,513

Therapeutics — 0.8%
BioMarin Pharmaceutical, Inc.†	48,651	1,519,371

Transactional Software — 1.4%
Bottomline Technologies, Inc.†	41,864	975,013
VeriFone Systems, Inc.†	41,196	1,621,886

		2,596,899

Transport-Marine — 0.9%
Kirby Corp.†	28,806	1,679,966

Transport-Services — 0.6%
UTi Worldwide, Inc.	74,736	1,208,481

Transport-Truck — 1.2%
Landstar System, Inc.	30,698	1,376,805
Werner Enterprises, Inc.	40,388	951,138

		2,327,943

Vitamins & Nutrition Products — 0.7%
Vitamin Shoppe, Inc.†	32,049	1,396,054

Total Long-Term Investment Securities (cost $155,160,090)		171,756,711

SHORT-TERM INVESTMENT SECURITIES — 10.8%
Time Deposits — 10.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/11 (cost $20,355,000)	$20,355,000	20,355,000

TOTAL INVESTMENTS (cost $175,515,090)(1)	101.7%	192,111,711
Liabilities in excess of other assets	(1.7)	(3,159,189)

NET ASSETS	100.0%	$188,952,522

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock	$171,756,711	$—	$—	$171,756,711
Short-Term Investment Securities:
Time Deposits	—	20,355,000	—	20,355,000

Total	$171,756,711	$20,355,000	$—	$192,111,711

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Repurchase Agreements	7.1%
Computers	5.8
Diversified Manufacturing Operations	5.3
Oil Companies-Exploration & Production	5.3
Web Portals/ISP	5.2
Retail-Restaurants	4.4
Oil-Field Services	4.3
E-Commerce/Services	4.3
Casino Hotels	4.2
Enterprise Software/Service	4.2
Transport-Rail	4.2
E-Commerce/Products	3.7
Engines-Internal Combustion	3.5
Commercial Services-Finance	3.5
Chemicals-Diversified	3.4
Metal-Copper	3.3
Computer Services	2.9
Agricultural Chemicals	2.9
Aerospace/Defense-Equipment	2.9
Finance-Credit Card	2.9
Medical-Drugs	2.6
Multimedia	2.6
Vitamins & Nutrition Products	2.5
Medical-Biomedical/Gene	2.3
Metal Processors & Fabrication	2.1
Electronic Measurement Instruments	1.6
Pipelines	1.3
Cable/Satellite TV	1.0
Banks-Super Regional	0.5
Audio/Video Products	0.4

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.1%
Aerospace/Defense-Equipment — 2.9%
Goodrich Corp.	34,925	$3,322,764

Agricultural Chemicals — 2.9%
Monsanto Co.	45,905	3,373,099

Audio/Video Products — 0.4%
Harman International Industries, Inc.	10,825	450,320

Banks-Super Regional — 0.5%
PNC Financial Services Group, Inc.	11,207	608,428

Cable/Satellite TV — 1.0%
British Sky Broadcasting Group PLC(1)	97,668	1,141,015

Casino Hotels — 4.2%
Wynn Resorts, Ltd.	31,847	4,894,247

Chemicals-Diversified — 3.4%
Dow Chemical Co.	112,641	3,927,792

Commercial Services-Finance — 3.5%
Visa, Inc., Class A	46,996	4,020,038

Computer Services — 2.9%
Accenture PLC, Class A	57,301	3,388,781

Computers — 5.8%
Apple, Inc.†	17,059	6,661,198

Diversified Manufacturing Operations — 5.3%
Danaher Corp.	57,426	2,820,191
Eaton Corp.	68,379	3,278,773

		6,098,964

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	19,455	4,329,127

E-Commerce/Services — 4.3%
priceline.com, Inc.†	9,190	4,941,003

Electronic Measurement Instruments — 1.6%
Agilent Technologies, Inc.†	44,388	1,871,398

Engines-Internal Combustion — 3.5%
Cummins, Inc.	38,577	4,045,956

Enterprise Software/Service — 4.2%
Oracle Corp.	159,523	4,878,213

Finance-Credit Card — 2.9%
American Express Co.	65,938	3,299,538

Medical-Biomedical/Gene — 2.3%
Biogen Idec, Inc.†	25,648	2,612,762

Medical-Drugs — 2.6%
Allergan, Inc.	37,628	3,059,533

Metal Processors & Fabrication — 2.1%
Precision Castparts Corp.	14,912	2,406,499

Metal-Copper — 3.3%
Freeport-McMoRan Copper & Gold, Inc.	71,161	3,768,687

Multimedia — 2.6%
Time Warner, Inc.	84,186	2,959,980

Oil Companies-Exploration & Production — 5.3%
Anadarko Petroleum Corp.	20,547	1,696,360
EOG Resources, Inc.	12,900	1,315,800
Occidental Petroleum Corp.	31,217	3,064,885

		6,077,045

Oil-Field Services — 4.3%
Halliburton Co.	91,492	5,007,357

Pipelines — 1.3%
Kinder Morgan, Inc.	51,925	1,465,843

Retail-Restaurants — 4.4%
Chipotle Mexican Grill, Inc.†	3,917	1,271,380
Starbucks Corp.	95,440	3,826,189

		5,097,569

Transport-Rail — 4.2%
Union Pacific Corp.	47,118	4,828,653

Vitamins & Nutrition Products — 2.5%
Mead Johnson Nutrition Co.	40,317	2,877,424

Web Portals/ISP — 5.2%
Baidu, Inc. ADR†	37,848	5,944,785

Total Long-Term Investment Securities (cost $88,711,850)		107,358,018

REPURCHASE AGREEMENT — 7.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased 08/01/11 in the amount of $8,154,007 and collateralized by $7,600,000 of United States Treasury Notes, bearing interest at 3.63%, due 02/15/20 and having an approximate value of $8,322,000 (cost $8,154,000)	$8,154,000	8,154,000

TOTAL INVESTMENTS (cost $96,865,850)(2)	100.2%	115,512,018
Liabilities in excess of other assets	(0.2)	(219,075)

NET ASSETS	100.0%	$115,292,943

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $1,141,015 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,661,198	$—		$—	$6,661,198
Diversified Manufacturing Operations	6,098,964	—		—	6,098,964
Oil Companies-Exploration & Production	6,077,045	—		—	6,077,045
Web Portals/ISP	5,944,785	—		—	5,944,785
Other Industries*	81,435,011	1,141,015	#	—	82,576,026
Repurchase Agreement	—	8,154,000		—	8,154,000

Total	$106,217,003	$9,295,015		$—	$115,512,018

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,141,015 representing 1.0% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Applications Software	10.4%
Electronic Components-Semiconductors	9.3
Semiconductor Equipment	9.3
Computers	8.8
Enterprise Software/Service	8.2
Internet Security	5.5
Electronic Design Automation	5.3
Telecom Services	4.8
Office Automation & Equipment	4.4
Computer Aided Design	4.2
Wireless Equipment	3.7
Electronic Components-Misc.	3.6
Web Portals/ISP	3.5
Computers-Memory Devices	3.4
Repurchase Agreements	3.0
Electric Products-Misc.	2.1
Telecommunication Equipment	2.0
Commercial Services-Finance	1.9
Photo Equipment & Supplies	1.4
Instruments-Scientific	1.3
Semiconductor Components-Integrated Circuits	1.3
Electronic Parts Distribution	1.1
E-Commerce/Products	0.7
Transactional Software	0.7
Medical Products	0.7
Computers-Integrated Systems	0.6
Dental Supplies & Equipment	0.5
Internet Content-Information/News	0.4
Networking Products	0.1

102.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.2%
Applications Software — 10.4%
Check Point Software Technologies, Ltd.†	23,870	$1,376,106
InterXion Holding NV†	6,771	100,549
Microsoft Corp.	47,110	1,290,814
Nuance Communications, Inc.†	66,260	1,325,863

		4,093,332

Commercial Services-Finance — 1.9%
Visa, Inc., Class A	8,700	744,198

Computer Aided Design — 4.2%
Aspen Technology, Inc.†	16,600	257,300
Parametric Technology Corp.†	67,100	1,395,009

		1,652,309

Computers — 8.8%
Apple, Inc.†	5,354	2,090,630
Hewlett-Packard Co.	39,100	1,374,756

		3,465,386

Computers-Integrated Systems — 0.6%
CGI Group, Inc., Class A†	10,500	225,540

Computers-Memory Devices — 3.4%
EMC Corp.†	27,500	717,200
NetApp, Inc.†	12,700	603,504

		1,320,704

Dental Supplies & Equipment — 0.5%
Sirona Dental Systems, Inc.†	4,000	202,320

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,300	289,276

Electric Products-Misc. — 2.1%
Nidec Corp.(1)	8,300	825,035

Electronic Components-Misc. — 3.6%
Jabil Circuit, Inc.	19,400	355,214
Kyocera Corp.(1)	3,700	395,884
Murata Manufacturing Co., Ltd.(1)	3,200	208,213
Toshiba Corp.(1)	89,500	466,504

		1,425,815

Electronic Components-Semiconductors — 9.3%
Advanced Micro Devices, Inc.†	220,801	1,620,679
Broadcom Corp., Class A†	5,900	218,713
Intel Corp.	50,590	1,129,675
International Rectifier Corp.†	1,600	41,104
Microsemi Corp.†	17,100	339,435
ON Semiconductor Corp.†	36,300	315,447

		3,665,053

Electronic Design Automation — 5.3%
Synopsys, Inc.†	86,400	2,071,008

Electronic Parts Distribution — 1.1%
Avnet, Inc.†	14,800	433,640

Enterprise Software/Service — 8.2%
BMC Software, Inc.†	25,000	1,080,500
JDA Software Group, Inc.†	23,800	665,448
Oracle Corp.	36,400	1,113,112
Taleo Corp., Class A†	11,000	364,100

		3,223,160

Instruments-Scientific — 1.3%
Thermo Fisher Scientific, Inc.†	8,700	522,783

Internet Content-Information/News — 0.4%
WebMD Health Corp.†	4,600	162,150

Internet Security — 5.5%
Symantec Corp.†	113,600	2,165,216

Medical Products — 0.7%
Baxter International, Inc.	3,400	197,778
Becton, Dickinson and Co.	800	66,888

		264,666

Networking Products — 0.1%
Netgear, Inc.†	1,500	49,365

Office Automation & Equipment — 4.4%
Canon, Inc.(1)	20,300	987,202
Xerox Corp.	81,000	755,730

		1,742,932

Photo Equipment & Supplies — 1.4%
Olympus Corp.(1)	15,200	541,012

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	3,000	103,200
Atmel Corp.†	9,700	117,370
Marvell Technology Group, Ltd.†	20,000	296,400

		516,970

Semiconductor Equipment — 9.3%
ASML Holding NV(Amsterdam)(1)	15,000	533,307
ASML Holding NV(New York)	14,900	531,185
KLA-Tencor Corp.	33,100	1,318,042
Lam Research Corp.†	9,270	378,958
Novellus Systems, Inc.†	28,200	875,328

		3,636,820

Telecom Services — 4.8%
Amdocs, Ltd.†	59,032	1,861,279

Telecommunication Equipment — 2.0%
Nice Systems, Ltd. ADR†	22,100	789,412

Transactional Software — 0.7%
Longtop Financial Technologies, Ltd. ADR†(2)(3)	10,100	41,574
VeriFone Systems, Inc.†	6,000	236,220

		277,794

Web Portals/ISP — 3.5%
Baidu, Inc. ADR†	5,900	926,713
NetEase.com, Inc. ADR†	5,400	272,808
Yandex NV, Class A†	4,519	158,029

		1,357,550

Wireless Equipment — 3.7%
QUALCOMM, Inc.	26,150	1,432,497

Total Long-Term Investment Securities (cost $36,333,281)		38,957,222

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/29/11 to be repurchased 08/01/11 in the amount of $1,189,001 and collateralized by $1,110,000 of United States Treasury Notes bearing interest at 3.63% due 02/15/20 and having an approximate value of $1,215,450 (cost $1,189,000)	$1,189,000	$1,189,000

TOTAL INVESTMENTS (cost $37,522,281)(4)	102.2%	40,146,222
Liabilities in excess of other assets	(2.2)	(868,614)

NET ASSETS	100.0%	$39,277,608

†	Non-income producing security

(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $3,957,157 representing 10.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $41,574 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$4,093,332	$—		$—	$4,093,332
Computers	3,465,386	—		—	3,465,386
Electronic Components-Semiconductors	3,665,053				3,665,053
Electronic Design Automation	2,071,008	—		—	2,071,008
Enterprise Software/Service	3,223,160	—		—	3,223,160
Internet Security	2,165,216	—		—	2,165,216
Semiconductor Equipment	3,103,513	533,307	#	—	3,636,820
Other Industries*	13,171,823	3,423,850	#	41,574	16,637,247
Repurchase Agreement	—	1,189,000		—	1,189,000

Total	$34,958,491	$5,146,157		$41,574	$40,146,222

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $3,957,157 representing 10.1% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Bonds & Notes

Balance as of 1/31/2011	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation	—
Change in unrealized depreciation	—
Net purchases	—
Net sales	—
Transfers into Level 3(1)	41,574
Transfers out of Level 3(1)	—

Balance as of 7/31/2011	$41,574

(1)	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.2%
Electric-Integrated	6.1
Insurance-Reinsurance	5.6
Banks-Commercial	4.9
Oil Companies-Exploration & Production	4.6
Gas-Distribution	3.1
Auto/Truck Parts & Equipment-Original	3.0
Retail-Apparel/Shoe	3.0
Electronic Components-Misc.	2.8
Savings & Loans/Thrifts	2.3
Banks-Super Regional	2.2
Electronic Parts Distribution	2.1
Food-Meat Products	2.1
Steel-Producers	2.0
Medical-HMO	1.8
Time Deposits	1.8
Metal Processors & Fabrication	1.7
Chemicals-Specialty	1.6
Apparel Manufacturers	1.4
Beverages-Wine/Spirits	1.4
Retail-Discount	1.3
Chemicals-Plastics	1.3
Consumer Products-Misc.	1.3
Oil Refining & Marketing	1.3
Medical-Hospitals	1.2
Transport-Equipment & Leasing	1.2
Commercial Services	1.2
Transport-Services	1.2
Building-Residential/Commercial	1.1
Semiconductor Equipment	1.1
Computer Services	1.1
Food-Misc.	1.0
Retail-Major Department Stores	1.0
Retail-Computer Equipment	0.9
Chemicals-Diversified	0.9
Exchange-Traded Funds	0.9
Wire & Cable Products	0.9
Rubber-Tires	0.9
Insurance-Property/Casualty	0.9
Telecom Services	0.9
Retail-Jewelry	0.9
Oil & Gas Drilling	0.9
Insurance-Life/Health	0.9
Batteries/Battery Systems	0.9
Entertainment Software	0.9
Medical-Generic Drugs	0.9
Distribution/Wholesale	0.9
Agricultural Operations	0.9
Finance-Investment Banker/Broker	0.9
Cruise Lines	0.9
Electronic Connectors	0.8
Circuit Boards	0.8
Publishing-Newspapers	0.8
Office Supplies & Forms	0.8
Real Estate Operations & Development	0.7
Telecommunication Equipment	0.7
Computers-Integrated Systems	0.6
Retail-Office Supplies	0.6
Multimedia	0.6
Building-Heavy Construction	0.6
Airlines	0.6
Networking Products	0.5
Transport-Marine	0.5

100.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Agricultural Operations — 0.9%
Bunge, Ltd.	67,700	$4,658,437

Airlines — 0.6%
Alaska Air Group, Inc.†	51,250	3,132,400

Apparel Manufacturers — 1.4%
Jones Group, Inc.	602,700	7,798,938

Auto/Truck Parts & Equipment-Original — 3.0%
Dana Holding Corp.†	179,200	2,987,264
Lear Corp.	142,000	6,958,000
TRW Automotive Holdings Corp.†	127,600	6,439,972

		16,385,236

Banks-Commercial — 4.9%
Associated Banc-Corp.	223,400	3,049,410
CapitalSource, Inc.	1,096,700	7,084,682
Hancock Holding Co.	143,457	4,726,908
Popular, Inc.†	2,164,299	5,194,318
Susquehanna Bancshares, Inc.	421,800	3,176,154
Webster Financial Corp.	156,800	3,201,856

		26,433,328

Banks-Super Regional — 2.2%
Comerica, Inc.	221,500	7,094,645
Huntington Bancshares, Inc.	813,700	4,918,816

		12,013,461

Batteries/Battery Systems — 0.9%
EnerSys†	149,300	4,774,614

Beverages-Wine/Spirits — 1.4%
Constellation Brands, Inc., Class A†	363,989	7,421,736

Building-Heavy Construction — 0.6%
Tutor Perini Corp.	205,400	3,241,212

Building-Residential/Commercial — 1.1%
NVR, Inc.†	9,150	6,222,824

Chemicals-Diversified — 0.9%
Huntsman Corp.	267,200	5,103,520

Chemicals-Plastics — 1.3%
PolyOne Corp.	456,350	7,073,425

Chemicals-Specialty — 1.6%
Ferro Corp.†	379,000	4,934,580
OM Group, Inc.†	103,400	3,751,352

		8,685,932

Circuit Boards — 0.8%
TTM Technologies, Inc.†	315,600	4,371,060

Commercial Services — 1.2%
Convergys Corp.†	506,400	6,299,616

Computer Services — 1.1%
Insight Enterprises, Inc.†	362,200	6,095,826

Computers-Integrated Systems — 0.6%
NCR Corp.†	170,700	3,405,465

Consumer Products-Misc. — 1.3%
American Greetings Corp., Class A	314,900	6,981,333

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.†	152,000	4,654,240

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	92,300	4,678,687

Electric-Integrated — 6.1%
CMS Energy Corp.	344,025	6,584,638
NV Energy, Inc.	466,800	6,927,312
PNM Resources, Inc.	404,200	6,071,084
Portland General Electric Co.	280,900	6,960,702
Unisource Energy Corp.	174,300	6,417,726

		32,961,462

Electronic Components-Misc. — 2.8%
AU Optronics Corp. ADR	1,198,619	6,604,391
Celestica, Inc.†	259,975	2,282,580
Flextronics International, Ltd.†	935,300	6,032,685

		14,919,656

Electronic Connectors — 0.8%
Thomas & Betts Corp.†	90,300	4,404,834

Electronic Parts Distribution — 2.1%
Arrow Electronics, Inc.†	159,750	5,551,312
Avnet, Inc.†	204,100	5,980,130

		11,531,442

Entertainment Software — 0.9%
Take-Two Interactive Software, Inc.†	351,600	4,743,084

Finance-Investment Banker/Broker — 0.9%
MF Global Holdings, Ltd.†	631,800	4,656,366

Food-Meat Products — 2.1%
Smithfield Foods, Inc.†	218,400	4,809,168
Tyson Foods, Inc., Class A	380,000	6,672,800

		11,481,968

Food-Misc. — 1.0%
Dole Food Co., Inc.†	386,100	5,478,759

Gas-Distribution — 3.1%
Atmos Energy Corp.	163,200	5,455,776
NiSource, Inc.	243,075	4,893,100
UGI Corp.	221,100	6,699,330

		17,048,206

Insurance-Life/Health — 0.9%
Unum Group	196,475	4,792,025

Insurance-Property/Casualty — 0.9%
Amtrust Financial Services, Inc.	210,600	4,890,132

Insurance-Reinsurance — 5.6%
Aspen Insurance Holdings, Ltd.	203,700	5,275,830
Endurance Specialty Holdings, Ltd.	157,000	6,396,180
PartnerRe, Ltd.	75,100	5,018,182
Platinum Underwriters Holdings, Ltd.	208,200	7,151,670
Reinsurance Group of America, Inc.	109,500	6,373,995

		30,215,857

Medical-Generic Drugs — 0.9%
Par Pharmaceutical Cos., Inc.†	145,600	4,715,984

Medical-HMO — 1.8%
Health Net, Inc.†	241,200	6,782,544
Molina Healthcare, Inc.†	124,650	2,823,322

		9,605,866

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	171,996	$6,381,052

Metal Processors & Fabrication — 1.7%
Commercial Metals Co.	411,800	5,975,218
Mueller Industries, Inc.	83,875	3,147,829

		9,123,047

Multimedia — 0.6%
Meredith Corp.	109,400	3,265,590

Networking Products — 0.5%
Anixter International, Inc.	46,400	2,896,288

Office Supplies & Forms — 0.8%
Avery Dennison Corp.	133,700	4,218,235

Oil & Gas Drilling — 0.9%
Helmerich & Payne, Inc.	69,500	4,798,975

Oil Companies-Exploration & Production — 4.6%
Forest Oil Corp.†	197,800	5,142,800
Petroleum Development Corp.†	107,206	3,893,722
Quicksilver Resources, Inc.†	323,400	4,576,110
Stone Energy Corp.†	159,400	5,174,124
Swift Energy Co.†	160,300	6,107,430

		24,894,186

Oil Refining & Marketing — 1.3%
Tesoro Corp.†	280,300	6,808,487

Publishing-Newspapers — 0.8%
Gannett Co., Inc.	330,600	4,218,456

Real Estate Investment Trusts — 8.2%
BioMed Realty Trust, Inc.	353,700	6,939,594
BRE Properties, Inc.	138,400	7,263,232
Camden Property Trust	107,550	7,213,379
DiamondRock Hospitality Co.	546,600	5,586,252
Entertainment Properties Trust	146,200	6,796,838
Glimcher Realty Trust	575,400	5,667,690
Sunstone Hotel Investors, Inc.†	523,831	4,667,334

		44,134,319

Real Estate Operations & Development — 0.7%
Forest City Enterprises, Inc., Class A†	207,400	3,735,274

Retail-Apparel/Shoe — 3.0%
ANN, Inc.†	252,500	6,549,850
Children’s Place Retail Stores, Inc.†	107,400	5,189,568
Foot Locker, Inc.	212,300	4,613,279

		16,352,697

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A†	217,100	5,119,218

Retail-Discount — 1.3%
Big Lots, Inc.†	205,900	7,171,497

Retail-Jewelry — 0.9%
Signet Jewelers, Ltd.†	113,000	4,840,920

Retail-Major Department Stores — 1.0%
Saks, Inc.†	490,500	5,267,970

Retail-Office Supplies — 0.6%
Office Depot, Inc.†	870,965	3,292,248

Rubber-Tires — 0.9%
Cooper Tire & Rubber Co.	291,900	4,921,434

Savings & Loans/Thrifts — 2.3%
First Niagara Financial Group, Inc.	368,900	4,519,025
People’s United Financial, Inc.	270,100	3,424,868
Washington Federal, Inc.	279,800	4,731,418

		12,675,311

Semiconductor Equipment — 1.1%
Entegris, Inc.†	595,200	5,100,864
Lam Research Corp.†	25,500	1,042,440

		6,143,304

Steel-Producers — 2.0%
Reliance Steel & Aluminum Co.	138,200	6,496,782
Steel Dynamics, Inc.	270,000	4,217,400

		10,714,182

Telecom Services — 0.9%
Amdocs, Ltd.†	154,000	4,855,620

Telecommunication Equipment — 0.7%
Arris Group, Inc.†	297,173	3,566,076

Transport-Equipment & Leasing — 1.2%
Aircastle, Ltd.	550,500	6,303,225

Transport-Marine — 0.5%
Teekay Corp.	96,200	2,669,550

Transport-Services — 1.2%
Bristow Group, Inc.	129,100	6,258,768

Wire & Cable Products — 0.9%
General Cable Corp.†	125,100	4,975,227

Total Common Stock (cost $497,601,350)		530,478,087

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 2000 Value Index Fund (cost $5,230,401)	70,600	4,993,538

Total Long-Term Investment Securities (cost $502,831,751)		535,471,625

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/11 (cost $9,438,000)	$9,438,000	9,438,000

TOTAL INVESTMENTS (cost $512,269,751)(1)	100.9%	544,909,625
Liabilities in excess of other assets	(0.9)	(4,875,269)

NET ASSETS	100.0%	$540,034,356

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR  — American Depository Receipt

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Electric-Intergrated	$32,961,462	$—	$—	$32,961,462
Insurance-Reinsurance	30,215,857	—	—	30,215,857
Real Estate Investments Trusts	44,134,319	—	—	44,134,319
Other Industries*	423,166,449	—	—	423,166,449
Exchange Traded Funds	4,993,538	—	—	4,993,538
Short-Term Investment Securities:
Time Deposits	—	9,438,000	—	9,438,000

Total	$535,471,625	$9,438,000	$—	$544,909,625

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2011  — (unaudited)

Industry Allocation*

Oil Companies-Integrated	9.0%
Medical-Drugs	7.1
Diversified Banking Institutions	6.9
Insurance-Multi-line	5.5
Banks-Commercial	5.5
Auto-Cars/Light Trucks	4.5
Cellular Telecom	3.1
Electric-Integrated	2.7
Chemicals-Diversified	2.6
Food-Misc.	2.4
Soap & Cleaning Preparation	2.0
Diversified Manufacturing Operations	2.0
Import/Export	1.8
Oil Companies-Exploration & Production	1.8
Electronic Components-Misc.	1.6
Brewery	1.5
Finance-Leasing Companies	1.4
Electric Products-Misc.	1.4
Telephone-Integrated	1.4
Telecom Services	1.3
Electric-Generation	1.3
Insurance-Life/Health	1.3
Real Estate Operations & Development	1.2
Metal-Diversified	1.2
Diversified Operations	1.1
Building-Heavy Construction	1.1
Real Estate Investment Trusts	1.1
Building Products-Cement	1.0
Diversified Minerals	1.0
Gas-Distribution	1.0
Advertising Agencies	1.0
Building & Construction-Misc.	0.9
Cable/Satellite TV	0.9
Tobacco	0.8
Sugar	0.8
Transport-Services	0.8
Building-Residential/Commercial	0.8
Entertainment Software	0.8
Retail-Consumer Electronics	0.8
Machinery-General Industrial	0.8
Agricultural Chemicals	0.8
Office Automation & Equipment	0.8
Electronic Components-Semiconductors	0.7
Medical Labs & Testing Services	0.7
Retail-Convenience Store	0.7
Real Estate Management/Services	0.7
Rubber & Vinyl	0.7
Diversified Financial Services	0.7
Travel Services	0.7
Computers	0.7
Medical-Generic Drugs	0.7
Retail-Major Department Stores	0.6
Metal-Iron	0.6
Auto-Heavy Duty Trucks	0.6
Retail-Jewelry	0.6
Commercial Services	0.5
Insurance-Reinsurance	0.5
Oil-Field Services	0.5
Finance-Investment Banker/Broker	0.5
Repurchase Agreements	0.4
Photo Equipment & Supplies	0.4
Energy-Alternate Sources	0.3

98.6%

Country Allocation*

United Kingdom	21.7%
Japan	20.8
France	11.7
Germany	10.1
Switzerland	4.4
Canada	4.1
South Korea	2.7
Australia	2.5
China	1.7
Hong Kong	1.6
Finland	1.5
Netherlands	1.5
Belgium	1.5
Cayman Islands	1.3
Brazil	1.3
Italy	1.2
United States	1.2
Spain	1.1
Taiwan	1.1
Jersey	1.0
Ireland	1.0
Singapore	0.9
Norway	0.8
Israel	0.7
Denmark	0.6
Russia	0.3
Bermuda	0.3

98.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 95.4%
Australia — 2.5%
CFS Retail Property Trust(1)	1,113,755	$2,114,928
Dexus Property Group(1)	1,729,065	1,641,578
Fortescue Metals Group, Ltd.(1)	329,965	2,282,043
JB Hi-Fi, Ltd.(1)	65,609	1,079,746
Macquarie Group, Ltd.(1)	54,099	1,636,007

		8,754,302

Belgium — 1.5%
Anheuser-Busch InBev NV(1)	90,021	5,188,386

Bermuda — 0.3%
China WindPower Group, Ltd.†(1)	11,650,000	895,724

Brazil — 0.4%
Petroleo Brasileiro SA ADR	46,600	1,583,002

Canada — 4.1%
ATCO, Ltd., Class I	58,800	3,790,967
BCE, Inc.	70,012	2,671,660
National Bank of Canada	47,274	3,663,865
Nexen, Inc.	122,892	2,866,987
Potash Corp. of Saskatchewan, Inc.	30,600	1,766,598

		14,760,077

Cayman Islands — 1.3%
China Shanshui Cement Group, Ltd.(1)	1,878,000	2,254,896
Soho China, Ltd.(1)	2,686,000	2,440,272

		4,695,168

China — 1.7%
BBMG Corp.(1)	1,005,500	1,452,843
China Construction Bank Corp.(1)	3,246,000	2,613,087
Industrial & Commercial Bank of China, Ltd.(1)	2,711,000	2,073,091

		6,139,021

Denmark — 0.6%
Pandora A/S(1)	70,763	2,007,348

Finland — 1.5%
Fortum Oyj(1)	103,614	2,735,102
Metso Oyj(1)	56,556	2,757,970

		5,493,072

France — 11.7%
Arkema SA(1)	22,973	2,245,824
AXA SA(1)	150,395	2,804,537
BioMerieux(1)	23,253	2,563,730
BNP Paribas SA(1)	86,470	5,590,290
GDF Suez(1)	64,323	2,097,523
PPR(1)	12,581	2,317,731
Sanofi(1)	91,527	7,105,075
SCOR SE(1)	70,954	1,824,130
Societe Generale(1)	51,581	2,545,018
Technip SA(1)	15,900	1,733,096
Total SA(1)	130,866	7,053,660
Vinci SA(1)	66,400	3,836,551

		41,717,165

Germany — 8.2%
Allianz SE(1)	48,173	6,299,236
BASF SE(1)	78,435	7,120,429
Bayerische Motoren Werke AG(1)	18,101	1,814,913
Deutsche Post AG(1)	160,682	2,840,037
Kabel Deutschland Holding AG†(1)	59,530	3,356,870
Siemens AG(1)	39,453	5,064,230
Suedzucker AG(1)	81,098	2,861,903

		29,357,618

Hong Kong — 1.6%
China Mobile, Ltd.(1)	214,000	2,129,406
China Resources Power Holdings Co., Ltd.(1)	964,000	1,876,654
Henderson Land Development Co., Ltd.(1)	286,000	1,805,301

		5,811,361

Ireland — 1.0%
Kerry Group PLC(1)	83,350	3,442,778

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	51,900	2,420,616

Italy — 1.2%
Fiat Industrial SpA†(1)	168,018	2,218,652
Fiat SpA(1)	223,207	2,194,451

		4,413,103

Japan — 20.8%
Ajinomoto Co., Inc.(1)	343,000	4,246,537
Astellas Pharma, Inc.(1)	73,100	2,842,288
Canon, Inc.(1)	55,700	2,708,728
Electric Power Development Co., Ltd.(1)	105,800	2,789,136
Inpex Corp.(1)	440	3,415,380
Japan Tobacco, Inc.(1)	667	3,036,633
JSR Corp.(1)	121,300	2,478,169
Konami Corp.(1)	105,600	2,771,676
Kyocera Corp.(1)	22,700	2,428,805
Lawson, Inc.(1)	47,000	2,541,911
Mitsubishi Electric Corp.(1)	420,000	4,959,385
Mitsubishi Estate Co., Ltd.(1)	139,000	2,495,895
Mitsubishi Tanabe Pharma Corp.(1)	112,700	2,041,998
Mitsubishi UFJ Financial Group, Inc.(1)	857,400	4,358,728
Mitsui & Co., Ltd.(1)	334,900	6,319,329
Nippon Telegraph & Telephone Corp.(1)	100,300	4,955,404
Nissan Motor Co., Ltd.(1)	815,100	8,721,951
NTT DoCoMo, Inc.(1)	874	1,605,223
ORIX Corp.(1)	47,430	5,130,363
Rohm Co., Ltd.(1)	45,100	2,633,333
Yamada Denki Co., Ltd.(1)	21,070	1,680,987

		74,161,859

Jersey — 1.0%
WPP PLC(1)	309,926	3,498,664

Netherlands — 1.5%
ING Groep NV†(1)	493,231	5,276,638

Norway — 0.8%
DnB NOR ASA(1)	187,351	2,719,746

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Russia — 0.3%
Uralkali(2)	103,453	$956,940

Singapore — 0.9%
DBS Group Holdings, Ltd.(1)	237,000	3,049,331

South Korea — 2.7%
KB Financial Group, Inc.(1)	49,393	2,454,629
LG Corp.(1)	27,434	2,046,703
LG Display Co., Ltd.(1)	128,890	3,308,115
LS Corp.(1)	18,869	1,956,353

		9,765,800

Spain — 1.1%
Banco Santander SA(1)	207,672	2,167,091
CaixaBank(1)	319,118	1,834,582

		4,001,673

Switzerland — 4.4%
ACE, Ltd.	76,006	5,090,882
Novartis AG(1)	173,429	10,631,643

		15,722,525

Taiwan — 1.1%
Altek Corp.(1)	1,097,538	1,381,526
Asustek Computer, Inc.†(1)	302,560	2,433,960

		3,815,486

United Kingdom — 21.7%
AstraZeneca PLC.(1)	50,803	2,468,447
Barclays PLC(1)	1,377,831	5,020,362
BG Group PLC.(1)	175,029	4,117,014
BP PLC(1)	933,110	7,014,488
Carillion PLC(1)	565,903	3,392,445
Centrica PLC(1)	705,516	3,532,918
HSBC Holdings PLC(1)	713,447	6,968,100
International Power PLC(1)	229,589	1,146,920
Invensys PLC.(1)	410,841	2,078,534
Persimmon PLC.(1)	376,801	2,834,528
Prudential PLC(1)	412,303	4,634,945
Reckitt Benckiser Group PLC(1)	70,284	3,971,537
Rio Tinto PLC(1)	59,473	4,151,711
Royal Dutch Shell PLC, Class B(1)	339,801	12,409,207
TUI Travel PLC(1)	768,116	2,444,980
Vodafone Group PLC(1)	2,689,054	7,577,699
Xstrata PLC(1)	168,173	3,533,585

		77,297,420

United States — 0.8%
Virgin Media, Inc.	82,900	2,193,534
Zhongpin, Inc.†	58,700	606,371

		2,799,905

Total Common Stock (cost $307,922,808)		339,744,728

PREFERRED STOCK — 2.8%
Brazil — 0.9%
Banco Bradesco SA ADR	161,526	3,106,145

Germany — 1.9%
Henkel AG & Co. KGaA(1)	48,732	3,290,557
Porsche Automobil Holding SE(1)	47,453	3,645,500

		6,936,057

Total Preferred Stock (cost $8,349,878)		10,042,202

Total Long-Term Investment Securities (cost $316,272,686)		349,786,930

REPURCHASE AGREEMENT — 0.4%
Agreement with Banc of America Securities LLC, bearing interest at 0.11% dated 07/29/11 to be repurchased 08/01/11 in the amount of $1,391,013 and collateralized by $1,341,000 of United States Treasury Notes, bearing interest at 3.13% due 09/30/13 and having an approximate value of $1,434,466 (cost $1,390,987)	$1,391,000	$1,390,987

TOTAL INVESTMENTS (cost $317,663,673)(3)	98.6%	351,177,917
Other assets less liabilities	1.4	5,116,673

NET ASSETS	100.0%	$356,294,590

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $319,069,363 representing 89.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.
ADR  —  American Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

	Contract to		In		Delivery	Unrealized	Unrealized
Counterparty	Deliver		Exchange For		Date	Appreciation	(Depreciation)

Bank of America N.A.	CAD	1,710,700	USD	1,732,267	08/17/2011	$—	$(57,609)
	CHF	1,932,000	USD	2,309,624	08/17/2011	—	(145,652)
	GBP	1,835,800	USD	2,934,024	08/17/2011	—	(78,890)
	USD	1,214,831	AUD	1,167,400	08/17/2011	65,415	—
	USD	3,495,735	EUR	2,460,200	08/17/2011	38,181	—
	USD	160,028	NOK	876,600	08/17/2011	2,633	—
	USD	1,777,167	SEK	11,477,300	08/17/2011	45,679	—

						151,908	(282,151)

Barclays Bank PLC	CAD	1,305,600	USD	1,321,939	08/17/2011	—	(44,088)
	EUR	3,830,000	USD	5,459,753	08/17/2011	—	(41,792)
	GBP	1,288,200	USD	2,058,328	08/17/2011	—	(55,865)
	HKD	30,146,400	USD	3,873,641	08/17/2011	5,271	—
	USD	440,654	AUD	423,400	08/17/2011	23,674	—
	USD	566,658	CHF	474,100	08/17/2011	35,850	—
	USD	1,074,497	HKD	8,364,100	08/17/2011	—	(1,220)
	USD	1,353,265	JPY	109,462,900	08/17/2011	68,894	—
	USD	728,174	SEK	4,706,700	08/17/2011	19,352	—

						153,041	(142,965)

Citibank N.A.	DKK	5,871,000	USD	1,141,203	08/17/2011	9,252	—
	GBP	1,003,800	USD	1,603,972	08/17/2011	—	(43,464)
	HKD	4,019,100	USD	516,269	08/17/2011	540	—
	USD	917,310	CAD	906,100	08/17/2011	30,727	—
	USD	2,425,050	CHF	2,028,700	08/17/2011	153,116	—
	USD	1,271,075	EUR	893,500	08/17/2011	12,379	—
	USD	112,415	NOK	615,600	08/17/2011	1,815	—
	USD	764,357	SGD	938,600	08/17/2011	15,171	—

						223,000	(43,464)

Credit Suisse London Branch	CAD	1,721,600	USD	1,741,558	08/17/2011	—	(59,722)
	CHF	604,000	USD	721,422	08/17/2011	—	(46,169)
	GBP	504,200	USD	805,495	08/17/2011	—	(21,998)
	NOK	13,328,600	USD	2,433,736	08/17/2011	—	(39,502)
	USD	5,130,891	AUD	4,935,400	08/17/2011	281,587	—
	USD	218,199	CAD	207,400	08/17/2011	—	(1,200)
	USD	1,162,928	EUR	817,300	08/17/2011	11,070	—
	USD	1,422,566	JPY	115,040,900	08/17/2011	72,064	—
	USD	4,861,340	SEK	31,402,800	08/17/2011	126,109	—

						490,830	(168,591)

Deutsche Bank AG London	CAD	2,211,400	USD	2,237,421	08/17/2011	—	(76,329)
	USD	708,944	AUD	683,300	08/17/2011	40,407	—
	USD	1,221,447	CAD	1,151,900	08/17/2011	—	(16,234)
	USD	2,005,472	CHF	1,678,500	08/17/2011	127,644	—
	USD	2,273,412	EUR	1,597,900	08/17/2011	21,867	—
	USD	1,548,336	SEK	10,000,700	08/17/2011	39,994	—

						229,912	(92,563)

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Contract to		In		Delivery	Unrealized	Unrealized
Counterparty	Deliver		Exchange For		Date	Appreciation	(Depreciation)

Goldman Sachs International	EUR	2,513,200	USD	3,548,509	08/17/2011	$—	$(61,539)
	GBP	453,100	USD	725,161	08/17/2011	—	(18,467)
	JPY	57,702,100	USD	713,446	08/17/2011	—	(36,229)
	NOK	14,965,900	USD	2,731,303	08/17/2011	—	(45,751)
	USD	1,618,552	AUD	1,555,500	08/17/2011	87,309	—
	USD	3,710,443	NOK	20,152,900	08/17/2011	29,104	—
	USD	1,007,632	SEK	6,509,000	08/17/2011	26,139	—

						142,552	(161,986)

HSBC Bank USA, N.A	EUR	122,500	USD	174,343	08/17/2011	—	(1,620)
	HKD	15,015,400	USD	1,929,083	08/17/2011	2,314	—
	USD	1,758,274	AUD	1,688,100	08/17/2011	93,005	—
	USD	3,543,500	CHF	2,964,900	08/17/2011	224,432	—
	USD	2,580,192	GBP	1,615,700	08/17/2011	71,494	—
	USD	2,738,922	NOK	14,979,300	08/17/2011	40,618	—
	USD	571,278	NZD	692,500	08/17/2011	36,750	—

						468,613	(1,620)

JPMorgan Chase Bank	CAD	1,196,100	USD	1,210,811	08/17/2011	—	(40,648)
	GBP	2,448,900	USD	3,912,193	08/17/2011	—	(106,941)
	HKD	13,952,200	USD	1,792,220	08/17/2011	1,881	—
	JPY	154,355,800	USD	1,956,781	08/17/2011	—	(48,634)
	SEK	2,887,800	USD	447,125	08/17/2011	—	(11,521)
	USD	491,149	AUD	472,000	08/17/2011	26,477	—
	USD	437,614	CHF	366,300	08/17/2011	27,898	—
	USD	1,399,584	EUR	983,600	08/17/2011	13,293	—
	USD	1,857,354	NOK	10,171,800	08/17/2011	30,112	—
	USD	3,099,516	SGD	3,807,600	08/17/2011	62,782	—

						162,443	(207,744)

Royal Bank of Scotland PLC	AUD	1,148,100	USD	1,191,613	08/17/2011	—	(67,467)
	CAD	1,973,400	USD	1,996,116	08/17/2011	—	(68,619)
	GBP	672,800	USD	1,074,509	08/17/2011	—	(29,690)
	JPY	276,402,600	USD	3,415,667	08/17/2011	—	(175,399)
	USD	7,141,685	AUD	6,880,700	08/17/2011	404,134	—
	USD	1,907,016	CHF	1,595,600	08/17/2011	120,747	—
	USD	5,018,588	EUR	3,525,800	08/17/2011	45,993	—
	USD	973,294	ILS	3,312,800	08/17/2011	—	(6,023)

						570,874	(347,198)

State Street Bank	CAD	2,913,800	USD	2,950,140	08/17/2011	—	(98,519)
	NOK	5,490,100	USD	1,002,041	08/17/2011	—	(16,696)
	SEK	7,877,900	USD	1,205,172	08/17/2011	—	(46,010)
	USD	207,596	CAD	197,100	08/17/2011	—	(1,374)
	USD	1,867,046	EUR	1,312,400	08/17/2011	18,130	—
	USD	971,324	ILS	3,312,700	08/17/2011	—	(4,083)

						18,130	(166,682)

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Contract to		In		Delivery	Unrealized	Unrealized
Counterparty	Deliver		Exchange For		Date	Appreciation	(Depreciation)

UBS AG	GBP	2,545,300	USD	4,064,590	08/17/2011	$—	$(112,756)
	ILS	5,324,400	USD	1,564,206	08/17/2011	9,589	—
	NOK	3,381,900	USD	617,496	08/17/2011	—	(10,045)
	USD	1,657,267	AUD	1,592,500	08/17/2011	89,171	—
	USD	585,245	CAD	577,900	08/17/2011	19,402	—
	USD	826,510	CHF	691,500	08/17/2011	52,280	—
	USD	5,638,673	EUR	3,961,300	08/17/2011	51,476	—
	USD	2,235,669	GBP	1,399,400	08/17/2011	61,026	—

						282,944	(122,801)

Westpac Banking Corp.	CAD	2,322,900	USD	2,351,875	08/17/2011	—	(78,535)
	GBP	1,460,700	USD	2,335,287	08/17/2011	—	(62,013)
	USD	3,809,046	AUD	3,664,200	08/17/2011	209,352	—
	USD	4,171,221	EUR	2,931,400	08/17/2011	39,543	—
	USD	6,316,160	JPY	510,768,900	08/17/2011	319,831	—

						568,726	(140,548)

Unrealized Appreciation (Depreciation)						$3,462,973	$(1,878,313)

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro
GBP  — British Pound Sterling
HKD  — Hong Kong Dollar
ILS  — Israeli Shekel
JPY  — Japanese Yen
NOK — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$41,717,165	#	$—	$41,717,165
Germany	—	29,357,618	#	—	29,357,618
Japan	—	74,161,859	#	—	74,161,859
United Kingdom	—	77,297,420	#	—	77,297,420
Other Countries*	26,654,482	90,556,184	#	—	117,210,666
Preferred Stock	3,106,145	6,936,057	#	—	10,042,202
Repurchase Agreement	—	1,390,987		—	1,390,987
Other Financial Instruments:@
Forward Foreign Currency Contracts — Appreciation	—	3,462,973		—	3,462,973

Total	$29,760,627	$324,880,263		$—	$354,640,890

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts — Depreciation	$—	$1,878,313		$—	$1,878,313

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $319,069,363 representing 89.6% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Medical-Drugs	5.2%
Banks-Commercial	4.5
Oil Companies-Integrated	4.5
Diversified Banking Institutions	4.3
Oil Companies-Exploration & Production	2.8
Computers	2.3
Auto-Cars/Light Trucks	2.3
Medical Products	2.2
Banks-Super Regional	2.2
Insurance-Life/Health	2.1
Cellular Telecom	2.0
Telephone-Integrated	1.9
Diversified Minerals	1.9
Import/Export	1.9
Insurance-Multi-line	1.8
Oil-Field Services	1.6
Electronic Components-Semiconductors	1.6
Chemicals-Diversified	1.6
Diversified Manufacturing Operations	1.6
Beverages-Non-alcoholic	1.6
Tobacco	1.6
Food-Misc.	1.6
Computer Services	1.5
Retail-Apparel/Shoe	1.5
Wireless Equipment	1.4
Medical-HMO	1.4
Web Portals/ISP	1.2
Apparel Manufacturers	1.1
Transport-Rail	1.1
Oil Refining & Marketing	1.0
Electric Products-Misc.	1.0
Aerospace/Defense-Equipment	1.0
Electric-Integrated	1.0
Metal-Diversified	0.9
Auto/Truck Parts & Equipment-Original	0.9
Metal-Copper	0.9
Rubber-Tires	0.8
Machinery-General Industrial	0.8
Machinery-Construction & Mining	0.8
Diversified Operations	0.8
Medical-Biomedical/Gene	0.8
Electronic Components-Misc.	0.7
Casino Hotels	0.7
Investment Management/Advisor Services	0.7
Finance-Credit Card	0.7
Investment Companies	0.6
Vitamins & Nutrition Products	0.6
Cable/Satellite TV	0.6
Distribution/Wholesale	0.6
Metal-Iron	0.6
Building & Construction Products-Misc.	0.6
Gold Mining	0.6
Computers-Memory Devices	0.5
Commercial Services	0.5
Enterprise Software/Service	0.5
Finance-Leasing Companies	0.5
Applications Software	0.5
Telecom Services	0.5
Advertising Agencies	0.5
E-Commerce/Products	0.5
Paper & Related Products	0.4
Electronic Measurement Instruments	0.4
Semiconductor Equipment	0.4%
Building-Heavy Construction	0.4
Machinery-Electrical	0.4
Machinery-Pumps	0.4
Pipelines	0.4
Retail-Major Department Stores	0.4
Real Estate Operations & Development	0.4
Engines-Internal Combustion	0.4
Food-Retail	0.4
Collectibles	0.4
Auction Houses/Art Dealers	0.3
Multimedia	0.3
Banks-Fiduciary	0.3
Medical-Generic Drugs	0.3
Oil Field Machinery & Equipment	0.3
Retail-Jewelry	0.3
Brewery	0.3
E-Commerce/Services	0.3
Athletic Footwear	0.3
Retail-Regional Department Stores	0.3
Building Products-Doors & Windows	0.3
Television	0.3
Retail-Restaurants	0.3
Steel-Producers	0.3
Hotels/Motels	0.3
Industrial Gases	0.3
Coal	0.3
Real Estate Investment Trusts	0.3
Food-Confectionery	0.3
Retail-Misc./Diversified	0.3
Commercial Services-Finance	0.3
Oil & Gas Drilling	0.3
Dialysis Centers	0.3
Power Converter/Supply Equipment	0.3
Retail-Home Furnishings	0.3
Medical-Wholesale Drug Distribution	0.3
Building-Residential/Commercial	0.3
Airlines	0.3
Networking Products	0.3
Travel Services	0.3
Computer Data Security	0.2
Diversified Financial Services	0.2
Internet Infrastructure Software	0.2
Aerospace/Defense	0.2
Repurchase Agreements	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical-Hospitals	0.2
Finance-Investment Banker/Broker	0.2
Retail-Building Products	0.1
Therapeutics	0.1

99.6%

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF PROFILE — July 31, 2011 — (unaudited) — (continued)

Country Allocation*

United States	48.7%
United Kingdom	13.8
Japan	7.2
France	5.0
Switzerland	3.9
Germany	3.8
Canada	1.8
Australia	1.6
China	1.5
Cayman Islands	1.4
Netherlands	1.2
India	1.2
Italy	1.1
Finland	0.9
Jersey	0.8
Ireland	0.7
Belgium	0.7
Hong Kong	0.7
Sweden	0.6
Spain	0.3
Singapore	0.3
Guernsey	0.3
Denmark	0.3
Indonesia	0.3
Austria	0.3
Brazil	0.3
South Korea	0.3
Mexico	0.3
Taiwan	0.2
Greece	0.1

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.9%
Australia — 1.6%
BHP Billiton, Ltd.(1)	20,928	$957,342
Flight Centre, Ltd.(1)	11,452	270,184
Iluka Resources, Ltd.(1)	19,120	372,018
Regis Resources, Ltd.†(1)	75,559	225,179

		1,824,723

Austria — 0.3%
Voestalpine AG(1)	6,761	350,213

Belgium — 0.7%
KBC Groep NV(1)	8,544	300,245
Solvay SA(1)	3,308	497,739

		797,984

Brazil — 0.3%
Tim Participacoes SA ADR†	6,552	327,862

Canada — 1.8%
BCE, Inc.	7,207	275,019
First Quantum Minerals, Ltd.	3,845	533,056
Kinross Gold Corp.	24,775	404,511
Lundin Mining Corp.†	32,854	246,891
TELUS Corp. (Non Voting Shares)	5,640	297,215
Toronto-Dominion Bank	3,588	287,243

		2,043,935

Cayman Islands — 1.4%
Agile Property Holdings, Ltd.(1)	254,000	412,843
Baidu, Inc. ADR†	2,310	362,832
Herbalife, Ltd.	6,455	359,672
Sands China, Ltd.†(1)	167,200	505,180

		1,640,527

China — 1.5%
China Construction Bank Corp.(1)	491,000	395,264
China Merchants Bank Co., Ltd.(1)	142,158	336,933
China National Building Material Co., Ltd.(1)	182,000	364,712
China Southern Airlines Co., Ltd.†(1)	460,000	299,077
Yanzhou Coal Mining Co., Ltd.(1)	90,000	343,751

		1,739,737

Denmark — 0.3%
Carlsberg A/S, Class B(1)	3,764	370,116

Finland — 0.9%
Metso OYJ(1)	4,103	200,084
Nokian Renkaat Oyj(1)	6,650	311,538
Stora Enso Oyj, Class R(1)	28,272	242,494
UPM-Kymmene OYJ(1)	19,923	310,712

		1,064,828

France — 5.0%
AXA SA(1)	27,697	516,488
BNP Paribas SA(1)	10,875	703,069
Cie Generale des Etablissements Michelin, Class B(1)	3,373	282,493
LVMH Moet Hennessy Louis Vuitton SA(1)	2,341	427,265
PPR(1)	2,248	414,137
Sanofi(1)	13,356	1,036,802
Schneider Electric SA(1)	2,155	310,547
Societe Generale SA(1)	11,298	557,446
Technip SA(1)	3,760	409,839
Total SA(1)	14,614	787,693
Valeo SA(1)	5,090	311,169

		5,756,948

Germany — 3.3%
BASF SE(1)	3,850	349,508
Bayer AG(1)	4,699	377,501
Bayerische Motoren Werke AG(1)	3,553	356,245
Commerzbank AG†(1)	96,652	367,146
Continental AG†(1)	3,616	360,980
Deutsche Bank AG(1)	6,336	349,234
Infineon Technologies AG(1)	30,279	303,753
Lanxess AG(1)	3,638	293,386
Linde AG(1)	1,923	345,202
Rheinmetall AG(1)	3,760	315,435
Siemens AG(1)	2,696	346,061

		3,764,451

Greece — 0.1%
Folli Follie Group†(1)	8,035	106,214

Guernsey — 0.3%
Resolution, Ltd.(1)	84,708	382,232

Hong Kong — 0.7%
SJM Holdings, Ltd.(1)	129,000	326,526
Wharf Holdings, Ltd.(1)	62,000	453,445

		779,971

India — 1.2%
Federal Bank, Ltd.(1)	24,651	236,478
ICICI Bank, Ltd. ADR	7,020	326,921
Tata Motors, Ltd. ADR	15,804	338,522
Yes Bank, Ltd.(1)	68,412	480,920

		1,382,841

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT(1)	433,500	351,674

Ireland — 0.7%
Accenture PLC, Class A	6,354	375,776
Covidien PLC	7,569	384,429
Warner Chilcott PLC, Class A	2,450	51,499

		811,704

Italy — 1.1%
Enel SpA(1)	68,061	390,751
Intesa Sanpaolo SpA(1)	198,381	457,999
Prada SpA†	60,700	367,997

		1,216,747

Japan — 7.2%
Asics Corp.(1)	24,000	365,232
Hitachi, Ltd.(1)	62,000	385,191
Honda Motor Co., Ltd.(1)	7,600	303,494
ITOCHU Corp.(1)	37,300	432,125
JX Holdings, Inc.(1)	66,600	481,063
KDDI Corp.(1)	52	386,902
Komatsu, Ltd.(1)	17,000	530,410
Marubeni Corp.(1)	59,000	442,245
Mitsubishi Corp.(1)	23,200	622,723
Mitsubishi Electric Corp.(1)	44,000	519,555
Mitsui & Co., Ltd.(1)	19,900	375,499
Nippon Sheet Glass Co., Ltd.(1)	114,000	363,885
Nippon Telegraph & Telephone Corp.(1)	10,300	508,880

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Nissan Motor Co., Ltd.(1)	30,600	$327,434
ORIX Corp.(1)	5,620	607,899
Sanrio Co., Ltd.(1)	9,300	402,047
SMC Corp.(1)	2,400	441,716
Sumitomo Corp.(1)	21,700	307,305
Sumitomo Electric Industries, Ltd.(1)	30,600	458,009

		8,261,614

Jersey — 0.8%
Petrofac, Ltd.(1)	12,470	284,815
Shire PLC(1)	10,204	353,384
WPP PLC(1)	29,993	338,582

		976,781

Mexico — 0.3%
Fomento Economico Mexicano SAB de CV ADR	4,150	300,336

Netherlands — 1.2%
Chicago Bridge & Iron Co.	10,891	449,254
ING Groep NV†(1)	52,388	560,452
Koninklijke KPN NV(1)	28,711	409,828

		1,419,534

Singapore — 0.3%
Avago Technologies, Ltd.	11,502	386,812

South Korea — 0.3%
Hyundai Motor Co.(1)	1,420	315,921

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA(1)	38,522	403,000

Sweden — 0.6%
Telefonaktiebolaget LM Ericsson, Class B(1)	28,514	356,745
Volvo AB, Class B(1)	18,948	304,741

		661,486

Switzerland — 3.9%
ACE, Ltd.	5,681	380,513
Cie Financiere Richemont SA, Class A(1)	5,836	375,304
Credit Suisse Group AG†(1)	12,743	458,783
Nestle SA(1)	17,317	1,101,607
Novartis AG(1)	15,421	945,347
Swiss Life Holding AG†(1)	2,080	308,168
TE Connectivity, Ltd.	9,360	322,265
UBS AG†(1)	33,226	548,742

		4,440,729

Taiwan — 0.2%
HTC Corp.(1)	8,400	249,888

United Kingdom — 13.8%
Aberdeen Asset Management(1)	67,220	242,104
Afren PLC†(1)	142,254	325,622
ARM Holdings PLC(1)	44,640	428,035
Ashmore Group PLC(1)	64,296	424,340
AstraZeneca PLC(1)	8,663	420,923
Aviva PLC(1)	60,167	391,151
Barclays PLC(1)	174,130	634,472
BG Group PLC(1)	25,751	605,712
British American Tobacco PLC(1)	19,500	898,722
British Land Co. PLC(1)	35,885	342,670
BT Group PLC(1)	130,970	429,225
Burberry Group PLC(1)	21,274	518,795
Cape PLC(1)	28,674	261,753
Cookson Group PLC(1)	20,821	218,307
Ferrexpo PLC(1)	49,384	372,079
GKN PLC(1)	72,619	265,811
IMI PLC(1)	18,687	319,840
Imperial Tobacco Group PLC(1)	9,337	323,251
Inchcape PLC(1)	49,071	311,799
Intercontinental Hotels Group PLC(1)	17,661	347,719
International Personal Finance PLC(1)	54,037	278,328
Legal & General Group PLC(1)	165,250	302,031
Prudential PLC(1)	26,445	297,284
Renishaw PLC(1)	9,008	248,618
Rio Tinto PLC(1)	15,357	1,072,047
Royal Dutch Shell PLC, Class A	30,346	1,116,266
Spectris PLC(1)	11,519	295,390
Standard Chartered PLC(1)	27,532	699,977
Taylor Wimpey PLC†(1)	520,690	300,026
Travis Perkins PLC(1)	12,625	181,811
Tullow Oil PLC(1)	18,714	374,980
Unilever PLC(1)	10,235	327,023
Vodafone Group PLC(1)	454,242	1,280,045
Weir Group PLC(1)	12,563	434,615
Xstrata PLC(1)	30,938	650,057

		15,940,828

United States — 48.5%
Abercrombie & Fitch Co., Class A	4,653	340,227
Agilent Technologies, Inc.†	5,885	248,112
Amazon.com, Inc.†	2,423	539,166
American Capital, Ltd.†	38,278	370,148
American Express Co.	6,500	325,260
American Financial Group, Inc.	9,250	314,315
Ameriprise Financial, Inc.	6,099	329,956
AmerisourceBergen Corp.	7,898	302,572
Amgen, Inc.	7,439	406,913
Anadarko Petroleum Corp.	5,234	432,119
Analog Devices, Inc.	7,562	260,133
Anixter International, Inc.	4,699	293,312
Apache Corp.	2,900	358,788
Apple, Inc.†	5,641	2,202,698
Aruba Networks, Inc.†	12,314	282,606
AT&T, Inc.	17,950	525,217
Baker Hughes, Inc.	4,180	323,448
Baxter International, Inc.	6,195	360,363
BB&T Corp.	11,369	291,956
BE Aerospace, Inc.†	10,239	407,512
Biogen Idec, Inc.†	4,062	413,796
Brinker International, Inc.	14,639	351,629
Bristol-Myers Squibb Co.	13,310	381,465
Broadcom Corp., Class A†	10,704	396,797
Cabot Oil & Gas Corp.	5,092	377,215
Capital One Financial Corp.	6,783	324,227
Caterpillar, Inc.	3,639	359,497
CBS Corp., Class B	12,985	355,399
Chevron Corp.	11,870	1,234,717
CIGNA Corp.	8,710	433,497
Citigroup, Inc.	36,662	1,405,621
Cliffs Natural Resources, Inc.	3,660	328,741
Coca-Cola Co.	11,519	783,407

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

Coca-Cola Enterprises, Inc.	14,142	$397,532
Cognizant Technology Solutions Corp., Class A†	5,729	400,285
Comcast Corp., Class A	16,525	396,931
Cooper Cos., Inc.	5,005	382,833
CSX Corp.	16,296	400,393
Cummins, Inc.	3,924	411,549
Danaher Corp.	5,507	270,449
DaVita, Inc.†	3,772	315,113
Dell, Inc.†	25,936	421,201
Devon Energy Corp.	2,993	235,549
Discover Financial Services	15,799	404,612
Dow Chemical Co.	10,721	373,841
East West Bancorp, Inc.	16,075	298,352
El Paso Corp.	20,499	421,255
El Paso Electric Co.†	8,860	296,367
Eli Lilly & Co.	10,269	393,303
EMC Corp.†	10,801	281,690
Endo Pharmaceuticals Holdings, Inc.†	9,430	351,268
Exelon Corp.	7,000	308,490
Express, Inc.	14,229	319,299
Exxon Mobil Corp.	9,662	770,931
Fortinet, Inc.†	13,848	281,391
Fossil, Inc.†	3,096	389,074
Freeport-McMoRan Copper & Gold, Inc.	9,193	486,861
Gardner Denver, Inc.	4,574	390,117
General Electric Co.	25,317	453,428
Goodrich Corp.	3,711	353,065
Google, Inc., Class A†	1,686	1,017,821
Guess?, Inc.	8,380	319,446
Hain Celestial Group, Inc.†	8,968	289,935
Halliburton Co.	7,019	384,150
Hansen Natural Corp.†	4,340	332,531
Hartford Financial Services Group, Inc.	15,217	356,382
Helmerich & Payne, Inc.	4,700	324,535
Humana, Inc.	4,990	372,154
Intel Corp.	17,882	399,305
International Business Machines Corp.	5,918	1,076,188
Interpublic Group of Cos., Inc.	23,720	232,693
J.M. Smucker Co.	4,372	340,666
Jazz Pharmaceuticals, Inc.†	8,531	345,250
Johnson & Johnson	16,879	1,093,590
Kansas City Southern†	6,228	369,632
Kroger Co.	16,360	406,873
Limited Brands, Inc.	9,235	349,637
Lincoln National Corp.	10,202	270,353
Littelfuse, Inc.	5,569	284,520
Macy’s, Inc.	12,607	363,964
Marathon Oil Corp.	9,220	285,543
Marathon Petroleum Corp.	5,759	252,187
Mead Johnson Nutrition Co.	5,227	373,051
Medicis Pharmaceutical Corp., Class A	7,369	273,979
Merck & Co., Inc.	13,230	451,540
MetroPCS Communications, Inc.†	19,838	322,963
Microsoft Corp.	21,320	584,168
Moody’s Corp.	9,362	333,381
Morgan Stanley	14,100	313,725
Motorola Solutions, Inc.†	7,690	345,204
National Oilwell Varco, Inc.	4,714	379,807
Norfolk Southern Corp.	5,445	412,187
Northrop Grumman Corp.	4,469	270,419
Occidental Petroleum Corp.	4,368	428,850
Oil States International, Inc.†	4,859	392,121
Oracle Corp.	20,100	614,658
Owens Corning†	8,800	313,104
Parker Hannifin Corp.	3,113	245,989
Pfizer, Inc.	60,526	1,164,520
Philip Morris International, Inc.	8,048	572,776
Pier 1 Imports, Inc.†	28,204	309,962
Pioneer Natural Resources Co.	3,858	358,755
PNC Financial Services Group, Inc.	6,837	371,181
priceline.com, Inc.†	688	369,903
Pricesmart, Inc.	4,000	234,080
Principal Financial Group, Inc.	10,720	296,194
Prudential Financial, Inc.	7,673	450,252
QUALCOMM, Inc.	8,016	439,117
Ross Stores, Inc.	4,396	333,085
RPC, Inc.	11,407	269,433
SanDisk Corp.†	8,802	374,349
Sotheby’s	9,389	397,624
Sprint Nextel Corp.†	86,187	364,571
State Street Corp.	9,381	389,030
Stone Energy Corp.†	9,211	298,989
Tesoro Corp.†	15,280	371,151
TIBCO Software, Inc.†	10,479	272,873
Time Warner Cable, Inc.	4,561	334,367
United Technologies Corp.	4,281	354,638
UnitedHealth Group, Inc.	6,736	334,308
Universal Health Services, Inc., Class B	5,146	255,447
US Bancorp	16,002	417,012
Valero Energy Corp.	13,990	351,429
Veeco Instruments, Inc.†	12,287	488,900
VF Corp.	3,499	408,683
Viacom, Inc., Class B	8,209	397,480
Vishay Intertechnology, Inc.†	19,048	262,291
Watson Pharmaceuticals, Inc.†	5,687	381,768
Weight Watchers International, Inc.	4,974	383,943
WellPoint, Inc.	6,039	407,935
Wells Fargo & Co.	48,799	1,363,444
Zimmer Holdings, Inc.†	6,042	362,641

		55,930,640

Total Common Stock (cost $98,547,740)		114,000,276

PREFERRED STOCK — 0.5%
Germany — 0.5%
Volkswagen AG(1) (cost $311,605)	2,475	494,552

Total Long-Term Investment Securities (cost $98,859,345)		114,494,828

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased at 08/01/11 in the amount of $262,000 and collateralized by $260,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 07/15/12 and having an approximate value of $272,350 (cost $262,000)	$262,000	$262,000

TOTAL INVESTMENTS (cost $99,121,345)(2)	99.6%	114,756,828
Other assets less liabilities	0.4	516,796

NET ASSETS	100.0%	$115,273,624

†	Non-income producing security

(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $50,669,297 representing 44.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$5,756,948	#	$—	$5,756,948
Japan	—	8,261,614	#	—	8,261,614
United Kingdom	1,116,266	14,824,562	#	—	15,940,828
United States	55,930,640	—		—	55,930,640
Other Countries*	6,778,625	21,331,621	#	—	28,110,246
Preferred Stock	—	494,552	#	—	494,552
Repurchase Agreement	—	262,000		—	262,000

Total	$63,825,531	$50,931,297		$—	$114,756,828

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $50,669,297 representing 44.0% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.8%
Banks-Commercial	6.7
Repurchase Agreements	6.6
Medical-Drugs	5.1
Diversified Minerals	4.2
Diversified Banking Institutions	4.1
Food-Misc.	3.4
Auto-Cars/Light Trucks	3.3
Chemicals-Diversified	2.5
Telephone-Integrated	1.9
Metal-Diversified	1.9
Diversified Manufacturing Operations	1.7
Cellular Telecom	1.5
Electronic Components-Misc.	1.5
Real Estate Operations & Development	1.5
Electric-Integrated	1.4
Insurance-Multi-line	1.4
Brewery	1.3
Import/Export	1.2
Telecom Services	1.2
Steel-Producers	1.1
Tobacco	1.1
Gold Mining	1.1
Diversified Operations	1.0
Enterprise Software/Service	1.0
Food-Retail	1.0
Agricultural Chemicals	0.9
Engineering/R&D Services	0.8
Medical Products	0.8
Machinery-Construction & Mining	0.8
Oil-Field Services	0.8
Real Estate Investment Trusts	0.7
Machinery-General Industrial	0.7
Retail-Jewelry	0.7
Electric Products-Misc.	0.7
Retail-Apparel/Shoe	0.7
Auto/Truck Parts & Equipment-Original	0.7
Electronic Components-Semiconductors	0.6
Oil Companies-Exploration & Production	0.6
Wireless Equipment	0.6
Insurance-Property/Casualty	0.6
Beverages-Wine/Spirits	0.6
Audio/Video Products	0.6
Industrial Gases	0.5
Industrial Automated/Robotic	0.5
Gas-Distribution	0.5
Metal Processors & Fabrication	0.5
Insurance-Life/Health	0.4
Building Products-Cement	0.4
Transport-Rail	0.4
Advertising Agencies	0.4
Soap & Cleaning Preparation	0.4
Transport-Marine	0.4
Office Automation & Equipment	0.4
Rubber-Tires	0.4
Cosmetics & Toiletries	0.4
Paper & Related Products	0.4
Building & Construction-Misc.	0.3
Insurance-Reinsurance	0.3
Building-Heavy Construction	0.3
Real Estate Management/Services	0.3
Power Converter/Supply Equipment	0.3
Oil & Gas Drilling	0.3
Commercial Services	0.3
Building & Construction Products-Misc.	0.3
Computers-Integrated Systems	0.3
Retail-Major Department Stores	0.3
Machinery-Electrical	0.3
Casino Hotels	0.3
Hotels/Motels	0.3
Oil Refining & Marketing	0.2
Photo Equipment & Supplies	0.2
Semiconductor Equipment	0.2
Electronic Measurement Instruments	0.2
Aerospace/Defense	0.2
Investment Companies	0.2
Transport-Services	0.2
Cable/Satellite TV	0.2
Finance-Investment Banker/Broker	0.2
Dialysis Centers	0.2
Retail-Misc./Diversified	0.2
Metal-Aluminum	0.2
Multimedia	0.2
Building-Residential/Commercial	0.2
Machinery-Farming	0.2
Toys	0.2
Medical Instruments	0.2
Investment Management/Advisor Services	0.2
Publishing-Books	0.2
Mining	0.2
Seismic Data Collection	0.2
Building Products-Air & Heating	0.2
Food-Catering	0.2
Apparel Manufacturers	0.2
Metal-Iron	0.2
Electric-Generation	0.2
Airlines	0.2
Water	0.2
Non-Ferrous Metals	0.2
Diversified Financial Services	0.2
Food-Dairy Products	0.2
Finance-Other Services	0.1
Textile-Products	0.1
Steel Pipe & Tube	0.1
Food-Wholesale/Distribution	0.1
Medical-Biomedical/Gene	0.1
Machine Tools & Related Products	0.1
Building Products-Doors & Windows	0.1
Transport-Truck	0.1
Coal	0.1
Retail-Automobile	0.1
Containers-Paper/Plastic	0.1
Optical Supplies	0.1
Chemicals-Specialty	0.1
Athletic Footwear	0.1
Diversified Operations/Commercial Services	0.1
Retail-Consumer Electronics	0.1
Distribution/Wholesale	0.1
Bicycle Manufacturing	0.1
Agricultural Operations	0.1
Publishing-Periodicals	0.1
Food-Meat Products	0.1
Internet Application Software	0.1
Commercial Services-Finance	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

Transport-Air Freight	0.1%
Retail-Hypermarkets	0.1
Web Portals/ISP	0.1
Petrochemicals	0.1
Circuit Boards	0.1
Telecommunication Equipment	0.1
Precious Metals	0.1
Applications Software	0.1
Security Services	0.1
Computers-Memory Devices	0.1
Filtration/Separation Products	0.1
Resorts/Theme Parks	0.1
Cruise Lines	0.1
Retail-Convenience Store	0.1
Tools-Hand Held	0.1
Batteries/Battery Systems	0.1

97.4%

Country Allocation*

United Kingdom	18.6%
Japan	18.4
Germany	9.0
Switzerland	8.4
France	7.0
United States	7.0
Australia	6.0
Sweden	2.8
Netherlands	2.7
Hong Kong	2.0
Singapore	1.8
Norway	1.6
Russia	1.0
Poland	1.0
Denmark	0.9
Finland	0.9
South Korea	0.9
Jersey	0.8
Indonesia	0.6
Austria	0.6
Brazil	0.6
Belgium	0.6
Thailand	0.6
Philippines	0.6
Luxembourg	0.6
Mexico	0.5
China	0.5
Spain	0.4
Cayman Islands	0.4
Bermuda	0.3
Italy	0.2
Isle of Man	0.1

97.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.3%
Australia — 6.0%
AGL Energy, Ltd.(1)	2,635	$41,049
Alumina, Ltd.(1)	81,288	193,055
Amcor, Ltd.(1)	42,795	331,053
AMP, Ltd.(1)	7,817	39,106
Australia & New Zealand Banking Group, Ltd.(1)	117,132	2,675,818
BHP Billiton, Ltd.(1)	170,619	7,804,892
BlueScope Steel, Ltd.(1)	47,914	59,899
Boral, Ltd.(1)	31,603	144,517
Brambles, Ltd.(1)	5,310	40,367
Caltex Australia, Ltd.(1)	2,974	34,839
Coca-Cola Amatil, Ltd.(1)	2,891	35,896
Commonwealth Bank of Australia(1)	1,504	81,292
CSL, Ltd.(1)	1,307	44,101
CSR, Ltd.(1)	4,006	11,560
DuluxGroup, Ltd.(1)	17,979	51,506
Echo Entertainment Group, Ltd.†	2,037	8,974
Fortescue Metals Group, Ltd.(1)	68,921	476,659
Foster’s Group, Ltd.(1)	10,441	57,885
Incitec Pivot, Ltd.(1)	86,004	373,346
Insurance Australia Group, Ltd.(1)	8,930	32,136
Leighton Holdings, Ltd.(1)	1,087	25,172
Lend Lease Group(1)	2,249	21,855
Macquarie Group, Ltd.(1)	1,050	31,753
National Australia Bank, Ltd.(1)	2,499	65,771
Newcrest Mining, Ltd.(1)	73,515	3,189,723
OneSteel, Ltd.(1)	43,122	83,483
Orica, Ltd.(1)	17,979	507,057
Origin Energy, Ltd.(1)	4,939	79,598
OZ Minerals, Ltd.(1)	15,036	224,422
QBE Insurance Group, Ltd.(1)	3,428	61,676
Rio Tinto, Ltd.(1)	14,365	1,258,403
Santos, Ltd.(1)	2,902	41,076
Sims Metal Management, Ltd.(1)	8,239	152,812
Sonic Healthcare, Ltd.(1)	626	8,362
Stockland(1)	744	2,489
Suncorp Group, Ltd.(1)	3,209	26,059
TABCORP Holdings, Ltd.(1)	2,037	7,197
Telstra Corp., Ltd.(1)	10,966	35,999
Transurban Group(1)	4,298	24,143
Treasury Wine Estates, Ltd.†(1)	3,480	13,125
Wesfarmers, Ltd.(1)	2,438	78,423
Wesfarmers, Ltd. PPS(1)	680	22,170
Westpac Banking Corp.(1)	2,547	57,030
Woodside Petroleum, Ltd.(1)	3,036	127,941
Woolworths, Ltd.(1)	5,261	155,575

		18,839,264

Austria — 0.6%
Erste Group Bank AG(1)	12,284	585,653
OMV AG(1)	5,621	224,338
Raiffeisen Bank International AG(1)	3,439	172,271
Telekom Austria AG(1)	18,635	228,288
Verbund AG, Class A(1)	2,501	102,009
Vienna Insurance Group(1)	1,819	96,767
Voestalpine AG(1)	9,102	471,475

		1,880,801

Belgium — 0.6%
Ageas(1)	12,266	25,176
Anheuser-Busch InBev NV(Xetra)(1)	16,803	968,446
Anheuser-Busch InBev NV (Brussells)†(1)	10,360	30
Belgacom SA(1)	2,720	94,719
Groupe Bruxelles Lambert SA(1)	2,268	190,923
Solvay SA(1)	1,616	243,152
UCB SA(1)	2,552	117,193
Umicore SA(1)	3,880	197,534

		1,837,173

Bermuda — 0.3%
China Yurun Food Group, Ltd.(1)	17,000	53,301
COSCO Pacific, Ltd.(1)	18,000	29,103
Esprit Holdings, Ltd.(1)	16,824	49,036
GOME Electrical Appliances Holdings, Ltd.(1)	50,000	23,431
Kerry Properties, Ltd.(1)	21,500	104,264
Li & Fung, Ltd.(1)	84,000	140,158
Noble Group, Ltd.(1)	76,090	117,750
Seadrill, Ltd.(1)	10,228	355,604
Shangri-La Asia, Ltd.(1)	30,166	77,709
Skyworth Digital Holdings, Ltd.(1)	16,000	10,236

		960,592

Brazil — 0.4%
All America Latina Logistica SA	8,700	62,830
Banco Bradesco SA	5,675	107,949
Banco do Brasil SA	7,600	128,835
Banco Santander Brasil SA	2,100	19,729
BM&FBovespa SA	5,700	33,336
BRF — Brasil Foods SA	12,302	234,007
Centrais Eletricas Brasileiras SA	1,900	22,959
Cia de Concessoes Rodoviarias SA	800	24,085
Cielo SA	740	20,566
Companhia Siderurgica Nacional SA	1,500	15,649
Companhia Vale do Rio Doce	3,700	119,719
Embraer SA	1,700	12,288
Hypermarcas SA	700	5,380
Lojas Renner SA	400	14,377
Natura Cosmeticos SA	700	15,911
OGX Petroleo e Gas Participacoes SA†	3,400	28,325
PDG Realty SA Empreendimentos e Participacoes	3,100	16,391
Petroleo Brasileiro SA	8,200	137,737
Redecard SA	1,000	17,216
Souza Cruz SA	1,400	16,701
Usinas Siderurgicas de Minas Gerais SA	300	4,101
Vale SA, Class A	5,581	164,135

		1,222,226

Cayman Islands — 0.4%
Alibaba.com, Ltd.(1)	22,500	31,413
Anta Sports Products, Ltd.(1)	9,300	14,003
Belle International Holdings, Ltd.(1)	19,000	41,719
Chaoda Modern Agriculture Holdings, Ltd.(1)	26,000	10,470
China Dongxiang Group Co.(1)	49,000	11,212
China Mengniu Dairy Co., Ltd.(1)	24,000	83,074

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Cayman Islands (continued)

China Resources Cement Holdings, Ltd.(1)	74,000	$70,848
China Resources Land, Ltd.(1)	6,000	11,833
China Shanshui Cement Group, Ltd.(1)	16,000	19,211
China Shineway Pharmaceutical Group, Ltd.(1)	11,200	18,914
ENN Energy Holdings, Ltd.(1)	4,000	13,472
GCL Poly Energy Holdings, Ltd.(1)	89,000	50,551
Geely Automobile Holdings, Ltd.(1)	51,500	20,568
Golden Eagle Retail Group, Ltd.(1)	16,000	39,570
Hengan International Group Co., Ltd.(1)	4,000	34,698
Hengdeli Holdings, Ltd.(1)	26,000	12,871
Kingboard Chemical Holdings, Ltd.(1)	4,000	18,988
Li Ning Co., Ltd.(1)	14,000	17,144
Parkson Retail Group, Ltd.(1)	35,500	50,125
Sands China, Ltd.†(1)	49,600	149,862
Semiconductor Manufacturing International Corp.†(1)	109,000	6,502
Tencent Holdings, Ltd.(1)	8,300	216,827
Tingyi Cayman Islands Holding Corp.(1)	26,000	80,590
Want Want China Holdings, Ltd.(1)	47,000	41,942
Wynn Macau, Ltd.(1)	30,000	105,027

		1,171,434

China — 0.5%
Agricultural Bank of China, Ltd.(1)	44,000	23,751
Aluminum Corp of China, Ltd.(1)	14,000	11,948
Anhui Conch Cement Co., Ltd.(1)	12,000	56,092
Bank of China, Ltd.(1)	163,000	74,876
Bank of Communications Co., Ltd.(1)	27,500	23,968
BBMG Corp.(1)	15,000	21,673
Beijing Capital International Airport Co., Ltd.†(1)	62,000	29,056
BYD Co., Ltd., Class H†(1)	5,000	16,615
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(1)	4,420	8,698
China CITIC Bank Corp., Ltd.†(1)	23,000	14,116
China Coal Energy Co., Ltd.(1)	16,000	22,962
China Communications Construction Co., Ltd.(1)	13,000	11,056
China Construction Bank Corp.(1)	129,000	103,847
China COSCO Holdings Co., Ltd.(1)	92,000	64,161
China Life Insurance Co., Ltd.(1)	22,000	73,651
China Longyuan Power Group Corp.(1)	20,000	17,320
China Merchants Bank Co., Ltd.(1)	10,500	24,886
China Minsheng Banking Corp., Ltd.(1)	20,500	18,018
China National Building Material Co., Ltd.(1)	32,000	64,125
China Oilfield Services, Ltd.(1)	4,000	7,038
China Pacific Insurance Group Co., Ltd.(1)	4,400	16,650
China Petroleum & Chemical Corp.(1)	50,000	49,427
China Railway Group, Ltd.(1)	19,000	7,117
China Shenhua Energy Co., Ltd.(1)	11,000	55,118
China Shipping Container Lines Co., Ltd.†(1)	15,000	4,262
China Shipping Development Co., Ltd.(1)	30,000	23,462
China Telecom Corp., Ltd.(1)	36,000	23,479
Datang International Power Generation Co., Ltd.(1)	310,000	101,282
Dongfeng Motor Group Co., Ltd.(1)	16,000	31,839
Great Wall Motor Co., Ltd.(1)	5,500	8,258
Guangzhou Automobile Group Co., Ltd.(1)	10,000	12,118
Huaneng Power International, Inc.(1)	190,000	93,460
Industrial & Commercial Bank of China, Ltd.(1)	163,000	124,645
Jiangxi Copper Co., Ltd.(1)	8,000	28,245
PetroChina Co., Ltd.(1)	52,000	73,918
PICC Property & Casualty Co., Ltd.†(1)	10,000	17,363
Ping An Insurance Group Co.(1)	4,500	43,972
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	25,800	35,258
Tsingtao Brewery Co., Ltd.(1)	4,000	25,468
Weichai Power Co., Ltd.(1)	2,000	10,951
Wumart Stores, Inc.(1)	7,000	17,541
Yanzhou Coal Mining Co., Ltd.(1)	6,000	22,917
Zijin Mining Group Co., Ltd.(1)	21,000	11,371
ZTE Corp.(1)	8,400	26,290

		1,552,268

Denmark — 0.9%
AP Moller — Maersk A/S, Series B(1)	69	527,335
DSV A/S(1)	8,396	185,806
Novo Nordisk A/S, Class B(1)	13,565	1,661,025
Novozymes A/S, Class B(1)	2,437	397,885
Vestas Wind Systems A/S†(1)	5,578	121,943

		2,893,994

Finland — 0.9%
Fortum Oyj(1)	11,689	308,555
Kesko Oyj, Class B(1)	10,692	414,270
Kone Oyj, Class B(1)	3,112	180,475
Metso Oyj(1)	8,433	411,238
Neste Oil Oyj(1)	3,515	45,966
Nokia Oyj(1)	94,312	545,758
Outokumpu Oyj(1)	7,028	74,800
Rautaruukki Oyj(1)	2,915	59,254
Sampo Oyj, Class A(1)	9,734	295,985
Stora Enso Oyj, Class R(1)	18,946	162,503
UPM-Kymmene Oyj(1)	16,081	250,794
Wartsila Oyj(1)	3,438	98,613

		2,848,211

France — 7.0%
Accor SA(1)	4,171	183,289
Air Liquide SA(1)	7,447	1,020,530
Alcatel-Lucent†(1)	49,124	197,897
Alstom SA(1)	10,669	559,780
Atos Origin SA(1)	405	22,250
AXA SA(1)	26,381	491,948
BNP Paribas SA(1)	23,690	1,531,560
Bouygues SA(1)	12,483	470,397
Cap Gemini SA(1)	2,128	104,421
Carrefour SA(1)	12,507	367,096
Casino Guichard Perrachon SA(1)	478	43,501

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
France (continued)

Cie de St. Gobain(1)	4,028	$231,939
Cie Generale d’Optique Essilor International SA(1)	4,077	326,707
Cie Generale de Geophysique — Veritas†(1)	15,003	502,897
Cie Generale des Etablissements Michelin, Class B(1)	1,701	142,461
CNP Assurances(1)	4,516	86,775
Credit Agricole SA(1)	16,194	198,184
Danone(1)	10,329	734,938
Dassault Systemes SA(1)	850	74,772
Edenred(1)	4,171	120,131
EDF SA(1)	2,210	83,886
Eurazeo(1)	558	37,890
Fonciere Des Regions(1)	468	45,547
France Telecom SA(1)	28,334	585,165
GDF Suez(1)	13,862	452,029
Gecina SA(1)	438	60,802
Hermes International(1)	875	301,404
ICADE(1)	400	45,963
Imerys SA(1)	900	61,646
Klepierre(1)	1,744	65,123
L’Oreal SA(1)	1,002	120,192
Lafarge SA(1)	7,973	425,490
Lagardere SCA(1)	3,707	143,508
LVMH Moet Hennessy Louis Vuitton SA(1)	2,596	473,806
Neopost SA(1)	996	79,407
Pernod-Ricard SA(1)	2,302	227,420
Peugeot SA(1)	1,341	50,700
PPR(1)	2,692	495,933
Publicis Groupe SA(1)	1,844	93,593
Renault SA(1)	1,296	68,876
Safran SA(1)	994	41,134
Sanofi(1)	23,684	1,838,546
Schneider Electric SA(1)	6,391	920,975
SCOR SE(1)	3,053	78,488
Societe BIC SA(1)	589	55,514
Societe Generale(1)	14,043	692,885
Societe Television Francaise 1(1)	5,707	108,512
Sodexo(1)	2,147	163,727
Technip SA(1)	6,640	723,759
Thales SA(1)	1,608	68,762
Total SA(1)	68,376	3,685,457
Unibail-Rodamco SE(1)	3,218	716,429
Vallourec SA(1)	1,297	131,568
Veolia Environnement SA(1)	6,038	136,327
Vinci SA(1)	12,220	706,064
Vivendi SA(1)	18,739	446,864

		21,844,864

Germany — 8.7%
Adidas AG(1)	3,062	227,527
Allianz SE(1)	11,084	1,449,375
BASF SE(1)	29,215	2,652,175
Bayer AG(1)	18,988	1,525,428
Bayerische Motoren Werke AG(1)	14,160	1,419,765
Beiersdorf AG(1)	2,629	169,565
Celesio AG(1)	4,000	77,046
Commerzbank AG†(1)	13,798	52,414
Continental AG†(1)	781	77,966
Daimler AG(1)	17,881	1,300,937
Deutsche Bank AG(1)	17,793	980,733
Deutsche Boerse AG†(1)	1,591	117,394
Deutsche Lufthansa AG(1)	8,202	165,451
Deutsche Post AG(1)	23,591	416,968
Deutsche Telekom AG(1)	76,055	1,184,415
E.ON AG(1)	49,310	1,361,142
Fresenius Medical Care AG & Co. KGaA(1)	8,192	628,324
GEA Group AG(1)	4,130	143,217
Hochtief AG(1)	4,346	349,691
K+S AG†(1)	4,851	388,434
Lanxess AG(1)	1,825	147,177
Linde AG(1)	3,638	653,065
MAN SE	3,209	427,118
Merck KGaA(1)	1,787	190,982
Metro AG(1)	14,332	793,297
Muenchener Rueckversicherungs AG(1)	5,095	754,219
Puma AG(1)	269	82,631
RWE AG(1)	7,883	413,703
SAP AG(1)	49,765	3,119,235
Siemens AG(1)	36,375	4,669,135
ThyssenKrupp AG(1)	11,629	515,110
TUI AG†(1)	7,206	66,818
Volkswagen AG(1)	4,492	824,030

		27,344,487

Hong Kong — 2.0%
Bank of East Asia, Ltd.(1)	29,674	114,810
Beijing Enterprises Holdings, Ltd.(1)	6,500	32,846
BOC Hong Kong Holdings, Ltd.(1)	68,000	203,745
Cheung Kong Holdings, Ltd.(1)	42,000	639,641
China Agri-Industries Holdings, Ltd.(1)	14,000	15,679
China Merchants Holdings International Co., Ltd.(1)	12,328	43,756
China Mobile, Ltd.(1)	14,000	139,307
China Overseas Land & Investment, Ltd.(1)	10,000	22,453
China Resources Enterprise, Ltd.(1)	16,000	69,632
China Resources Power Holdings Co., Ltd.(1)	16,000	31,148
China Travel International Investment Hong Kong, Ltd.(1)	298,000	61,839
China Unicom (Hong Kong), Ltd.(1)	12,000	24,016
Citic Pacific, Ltd.(1)	5,000	10,853
CLP Holdings, Ltd.(1)	39,000	360,711
CNOOC, Ltd.(1)	41,000	91,129
Guangdong Investment, Ltd.(1)	92,000	49,599
Hang Lung Group, Ltd.(1)	25,000	150,837
Hang Lung Properties, Ltd.(1)	74,000	274,386
Hang Seng Bank, Ltd.(1)	21,000	330,196
Henderson Land Development Co., Ltd.(1)	32,491	205,091
Hong Kong & China Gas Co., Ltd.(1)	73,040	179,269
Hong Kong Exchanges and Clearing, Ltd.(1)	18,899	389,302

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Hong Kong (continued)

Hopewell Holdings, Ltd.(1)	17,000	$55,249
Hutchison Whampoa, Ltd.(1)	53,000	616,158
Hysan Development Co., Ltd.(1)	19,311	90,421
Lenovo Group, Ltd.(1)	80,000	50,586
Link REIT(1)	40,439	142,177
MTR Corp.(1)	31,945	108,241
New World Development, Ltd.(1)	78,043	114,865
Power Assets Holdings, Ltd.(1)	29,000	241,101
Sino Land Co., Ltd.(1)	80,472	136,144
Sun Hung Kai Properties, Ltd.(1)	42,389	643,603
Swire Pacific, Ltd., Class A(1)	23,500	331,338
Wharf Holdings, Ltd.(1)	48,100	351,786
Wheelock & Co., Ltd.(1)	28,000	119,769

		6,441,683

Indonesia — 0.6%
Adaro Energy Tbk PT(1)	188,000	58,240
Astra International Tbk PT(1)	35,500	293,706
Bank Central Asia PT(1)	215,500	209,699
Bank Danamon Indonesia Tbk PT(1)	54,500	34,870
Bank Mandiri Tbk PT(1)	165,500	152,429
Bank Negara Indonesia Persero Tbk PT(1)	141,500	73,843
Bank Rakyat Indonesia Persero Tbk PT(1)	199,000	161,438
Bumi Resources Tbk PT(1)	326,500	116,786
Charoen Pokphand Indonesia Tbk PT(1)	151,500	48,468
Gudang Garam Tbk PT(1)	10,500	62,751
Indo Tambangraya Megah PT(1)	7,893	46,870
Indocement Tunggal Prakarsa Tbk PT(1)	26,000	47,156
Indofood Sukses Makmur Tbk PT(1)	82,000	61,221
Kalbe Farma Tbk PT(1)	93,500	38,285
Perusahaan Gas Negara PT(1)	192,500	89,831
Semen Gresik (Persero) PT(1)	64,500	71,565
Tambang Batubara Bukit Asam Tbk PT(1)	15,000	37,523
Telekomunikasi Indonesia Tbk PT(1)	174,000	150,130
Unilever Indonesia Tbk PT(1)	25,500	46,771
United Tractors Tbk PT(1)	30,272	96,936

		1,898,518

Ireland — 0.0%
James Hardie Industries SE†(1)	22,203	139,350

Isle of Man — 0.1%
Genting Singapore PLC†(1)	217,000	341,369

Italy — 0.2%
ENI SpA(1)	905	19,622
Saipem SpA(1)	8,697	451,873

		471,495

Japan — 18.4%
77 Bank, Ltd.(1)	9,000	39,576
Advantest Corp.(1)	5,200	92,321
Aeon Credit Service Co., Ltd.(1)	2,100	29,550
Aeon Mall Co., Ltd.(1)	8,600	221,709
Aisin Seiki Co., Ltd.(1)	5,800	224,644
Amada Co., Ltd.(1)	8,000	62,165
Asahi Breweries, Ltd.(1)	9,600	203,263
Asahi Glass Co., Ltd.(1)	32,200	372,781
Asahi Kasei Corp.(1)	30,000	212,118
Bank of Kyoto, Ltd.(1)	8,000	73,086
Bank of Yokohama, Ltd.(1)	34,000	166,827
Benesse Holdings, Inc.(1)	1,500	64,951
Bridgestone Corp.(1)	34,900	869,368
Canon, Inc.(1)	17,500	851,037
Casio Computer Co., Ltd.(1)	8,900	63,016
Central Japan Railway Co.(1)	40	345,304
Chiba Bank, Ltd.(1)	17,000	107,851
Chubu Electric Power Co., Inc.(1)	6,200	106,689
Citizen Holdings Co., Ltd.(1)	10,900	65,565
Credit Saison Co., Ltd.(1)	2,800	47,860
Dai Nippon Printing Co., Ltd.(1)	11,400	129,524
Daicel Chemical Industries, Ltd.(1)	6,000	42,957
Daiichi Sankyo Co., Ltd.(1)	12,900	266,697
Daikin Industries, Ltd.(1)	13,800	490,213
Daito Trust Construction Co., Ltd.(1)	2,800	269,512
Daiwa House Industry Co., Ltd.(1)	17,400	234,224
Daiwa Securities Group, Inc.(1)	46,000	200,525
Denki Kagaku Kogyo KK(1)	12,000	58,058
Denso Corp.(1)	29,309	1,045,012
Dowa Holdings Co., Ltd.(1)	15,000	100,740
East Japan Railway Co.(1)	9,200	577,941
FamilyMart Co., Ltd.(1)	3,797	143,312
FANUC Corp.(1)	8,200	1,553,405
Fast Retailing Co., Ltd.(1)	3,800	674,169
FUJIFILM Holdings Corp.(1)	23,000	696,174
Fujitsu, Ltd.(1)	90,400	532,546
Fukuoka Financial Group, Inc.(1)	17,000	72,334
Furukawa Electric Co., Ltd.(1)	16,600	71,477
GS Yuasa Corp.(1)	20,000	138,976
Hirose Electric Co., Ltd.(1)	700	70,307
Hitachi Construction Machinery Co., Ltd.(1)	10,100	228,758
Hitachi, Ltd.(1)	90,800	564,118
Hokuhoku Financial Group, Inc.(1)	32,000	66,873
Honda Motor Co., Ltd.(1)	47,904	1,912,971
Hoya Corp.(1)	11,300	274,872
Ibiden Co., Ltd.(1)	6,500	198,010
IHI Corp.(1)	31,000	84,010
Inpex Corp.(1)	54	419,160
ITOCHU Corp.(1)	55,800	646,450
ITOCHU Techno-Solutions Corp.(1)	1,200	47,433
Japan Real Estate Investment Corp.(1)	17	170,653
Japan Retail Fund Investment Corp.(1)	55	85,959
Japan Tobacco, Inc.(1)	97	441,609
JFE Holdings, Inc.(1)	14,900	405,893
JGC Corp.(1)	22,000	686,362
Joyo Bank, Ltd.(1)	21,000	88,220
JS Group Corp.(1)	6,200	155,384
JSR Corp.(1)	4,200	85,806
JX Holdings, Inc.(1)	57,800	417,499
Kajima Corp.(1)	34,800	107,925
Kaneka Corp.(1)	7,000	44,953
Kansai Electric Power Co., Inc.(1)	10,700	180,926
Kawasaki Heavy Industries, Ltd.(1)	30,000	110,067
Kawasaki Kisen Kaisha, Ltd.(1)	79,000	259,306

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Keikyu Corp.(1)	11,000	$85,673
Keio Corp.(1)	5,000	30,232
Keyence Corp.(1)	2,200	621,299
Kintetsu Corp.(1)	40,500	136,983
Kirin Holdings Co., Ltd.(1)	19,000	279,600
Kobe Steel, Ltd.(1)	52,000	114,652
Komatsu, Ltd.(1)	44,600	1,391,546
Konami Corp.(1)	3,200	83,990
Konica Minolta Holdings, Inc.(1)	13,000	105,596
Kubota Corp.(1)	62,000	562,094
Kuraray Co., Ltd.(1)	8,500	128,579
Kurita Water Industries, Ltd.(1)	1,800	52,296
Kyocera Corp.(1)	7,600	813,168
Kyushu Electric Power Co., Inc.(1)	3,100	49,004
Mabuchi Motor Co., Ltd.(1)	3,500	181,310
Makita Corp.(1)	3,000	141,210
Marubeni Corp.(1)	52,200	391,274
Matsui Securities Co., Ltd.(1)	5,100	25,590
Minebea Co., Ltd.(1)	12,000	61,155
Mitsubishi Chemical Holdings Corp.(1)	33,500	262,003
Mitsubishi Corp.(1)	54,200	1,454,808
Mitsubishi Electric Corp.(1)	90,800	1,072,172
Mitsubishi Estate Co., Ltd.(1)	40,000	718,243
Mitsubishi Heavy Industries, Ltd.(1)	91,400	426,847
Mitsubishi Logistics Corp.(1)	2,000	23,053
Mitsubishi Materials Corp.(1)	50,000	170,526
Mitsubishi UFJ Financial Group, Inc.(1)	167,211	850,043
Mitsui & Co., Ltd.(1)	44,900	847,232
Mitsui Chemicals, Inc.(1)	15,000	57,180
Mitsui Fudosan Co., Ltd.(1)	28,000	533,456
Mitsui Mining & Smelting Co., Ltd.(1)	30,000	108,894
Mitsui O.S.K. Lines, Ltd.(1)	29,000	152,374
Mizuho Financial Group, Inc.(1)	389,800	642,020
Mizuho Securities Co., Ltd.†(1)	21,000	51,223
MS&AD Insurance Group Holdings(1)	8,700	218,680
Murata Manufacturing Co., Ltd.(1)	5,500	357,866
Nabtesco Corp.(1)	5,400	136,684
Namco Bandai Holdings, Inc.(1)	2,100	26,576
NEC Corp.†(1)	61,800	141,111
NGK Insulators, Ltd.(1)	19,400	355,118
NGK Spark Plug Co., Ltd.(1)	5,000	70,765
Nidec Corp.(1)	3,000	298,205
Nikon Corp.(1)	5,800	136,197
Nintendo Co., Ltd.(1)	3,200	510,236
Nippon Building Fund, Inc.(1)	20	204,941
Nippon Electric Glass Co., Ltd.(1)	20,000	253,143
Nippon Express Co., Ltd.(1)	22,400	98,831
Nippon Paper Group, Inc.(1)	2,000	44,665
Nippon Sheet Glass Co., Ltd.(1)	12,000	38,304
Nippon Steel Corp.(1)	220,000	742,069
Nippon Telegraph & Telephone Corp.(1)	6,800	335,960
Nippon Yusen K.K.(1)	30,000	110,173
Nishi-Nippon City Bank, Ltd.(1)	18,000	55,276
Nissan Chemical Industries, Ltd.(1)	5,500	65,563
Nissan Motor Co., Ltd.(1)	65,500	700,881
Nisshinbo Holdings, Inc.(1)	2,000	19,713
Nitto Denko Corp.(1)	5,300	255,608
NKSJ Holdings, Inc.(1)	24,000	159,229
Nomura Holdings, Inc.(1)	67,100	327,271
Nomura Research Institute, Ltd.(1)	3,600	85,858
NSK, Ltd.(1)	17,000	165,383
NTN Corp.(1)	15,000	90,637
NTT Data Corp.(1)	40	138,787
NTT DoCoMo, Inc.(1)	90	165,298
Obayashi Corp.(1)	23,000	106,482
Obic Co., Ltd.(1)	290	57,215
OJI Paper Co., Ltd.(1)	57,800	289,645
Olympus Corp.(1)	3,500	124,575
Omron Corp.(1)	11,000	309,874
Oracle Corp.(1)	1,300	43,644
Oriental Land Co., Ltd.(1)	1,600	149,979
ORIX Corp.(1)	460	49,757
Osaka Gas Co., Ltd.(1)	30,200	119,578
Panasonic Corp.(1)	74,000	880,452
Resona Holdings, Inc.(1)	10,200	50,531
Rohm Co., Ltd.(1)	3,800	221,877
Ryohin Keikaku Co., Ltd.(1)	3,000	155,606
SBI Holdings, Inc.(1)	288	28,256
Secom Co., Ltd.(1)	3,200	159,987
Seiko Epson Corp.(1)	11,400	194,493
Sekisui Chemical Co., Ltd.(1)	12,000	111,024
Sekisui House, Ltd.(1)	24,400	233,368
Seven & I Holdings Co., Ltd.(1)	11,900	338,940
Sharp Corp.(1)	20,800	191,889
Shimamura Co., Ltd.(1)	600	60,572
Shimano, Inc.(1)	4,700	247,840
Shimizu Corp.(1)	24,000	106,199
Shin-Etsu Chemical Co., Ltd.(1)	15,448	834,602
Shinsei Bank, Ltd.(1)	28,000	35,708
Shiseido Co., Ltd.(1)	8,600	165,210
Shizuoka Bank, Ltd.(1)	17,000	159,962
Showa Denko K.K.(1)	20,000	41,775
Showa Shell Sekiyu K.K.(1)	5,800	55,661
SMC Corp.(1)	3,000	552,145
Softbank Corp.(1)	31,900	1,244,921
Sony Corp.(1)	25,147	634,924
Stanley Electric Co., Ltd.(1)	9,700	165,032
Sumitomo Chemical Co., Ltd.(1)	32,400	164,760
Sumitomo Corp.(1)	28,000	396,523
Sumitomo Electric Industries, Ltd.(1)	17,200	257,443
Sumitomo Heavy Industries, Ltd.(1)	13,000	91,623
Sumitomo Metal Industries, Ltd.(1)	167,000	400,871
Sumitomo Metal Mining Co., Ltd.(1)	36,400	645,279
Sumitomo Mitsui Financial Group, Inc.(1)	24,700	779,766
Sumitomo Mitsui Trust Holdings, Inc.(1)	123,518	454,949
Sumitomo Realty & Development Co., Ltd.(1)	12,000	296,642
Suzuki Motor Corp.(1)	9,700	225,286
Sysmex Corp.(1)	4,000	153,139
T&D Holdings, Inc.(1)	5,300	130,414
Taisei Corp.(1)	32,000	76,403
Takeda Pharmaceutical Co., Ltd.(1)	4,400	210,237
TDK Corp.(1)	3,300	170,677
Teijin, Ltd.(1)	24,800	110,968

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Terumo Corp.(1)	7,900	$445,046
THK Co., Ltd.(1)	1,300	33,554
Tobu Railway Co., Ltd.(1)	20,200	88,105
Tohoku Electric Power Co., Inc.(1)	6,200	80,120
Tokio Marine Holdings, Inc.(1)	22,871	674,855
Tokyo Electron, Ltd.(1)	8,100	436,871
Tokyo Gas Co., Ltd.(1)	32,400	154,565
Tokyu Corp.(1)	28,000	125,641
Tokyu Land Corp.(1)	21,000	98,578
TonenGeneral Sekiyu KK(1)	9,000	113,085
Toppan Printing Co., Ltd.(1)	10,200	80,715
Toray Industries, Inc.(1)	30,100	233,903
Toshiba Corp.(1)	103,000	536,870
Tosoh Corp.(1)	16,000	68,130
TOTO, Ltd.(1)	13,200	103,418
Toyo Seikan Kaisha, Ltd.(1)	5,100	89,244
Toyota Boshoku Corp.(1)	5,400	90,914
Toyota Industries Corp.(1)	2,150	70,480
Toyota Motor Corp.(1)	56,000	2,291,947
Trend Micro, Inc.(1)	3,200	100,396
Unicharm Corp.(1)	6,100	275,527
Ushio, Inc.(1)	1,600	30,180
USS Co., Ltd.(1)	670	53,383
West Japan Railway Co.(1)	1,200	51,039
Yahoo Japan Corp.(1)	474	167,989
Yakult Honsha Co., Ltd.(1)	4,999	143,108
Yamada Denki Co., Ltd.(1)	2,540	202,644
Yamaha Corp.(1)	3,200	38,120
Yamaha Motor Co., Ltd.†(1)	1,100	21,299
Yamato Holdings Co., Ltd.(1)	6,100	104,649
Yokogawa Electric Corp.†(1)	6,900	61,085

		57,957,517

Jersey — 0.8%
Charter International PLC(1)	29,682	386,021
Experian PLC(1)	14,648	192,043
Petrofac, Ltd.(1)	8,618	196,835
Randgold Resources, Ltd.(1)	6,164	560,214
Shire PLC(1)	94	3,255
Wolseley PLC(1)	1,391	41,153
WPP PLC(1)	107,970	1,218,842

		2,598,363

Luxembourg — 0.6%
ArcelorMittal(1)	26,275	816,690
Millicom International Cellular SA SDR(1)	510	61,035
Oriflame Cosmetics SA SDR(1)	6,724	306,875
Subsea 7 SA†(1)	9,112	239,644
Tenaris SA(1)	15,290	337,193

		1,761,437

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	97,683	59,179

Mexico — 0.5%
Alfa SA, Class A	2,900	42,497
America Movil SA de CV	375,600	484,488
Cemex SA de CV†	92,100	65,128
Fomento Economico Mexicano SAB de CV	21,100	152,803
Grupo Bimbo SAB de CV, Class A	17,600	42,301
Grupo Elektra SA de CV	730	52,866
Grupo Financiero Banorte SAB de CV	15,700	68,753
Grupo Financiero Inbursa SA	8,500	39,975
Grupo Mexico SA de CV, Class B	36,600	135,021
Grupo Modelo SAB de CV, Class C	6,500	40,128
Grupo Televisa SA	25,100	111,629
Industrias Penoles SAB de CV	1,035	44,610
Kimberly-Clark de Mexico SAB de CV, Class A	5,900	36,695
Mexichem SAB de CV	8,200	35,595
Minera Frisco SAB de CV†	6,300	31,658
Telefonos de Mexico SA de CV	62,400	50,506
Wal-Mart de Mexico SAB de CV, Series V	68,200	188,319

		1,622,972

Netherlands — 2.7%
Aegon NV†(1)	40,601	232,044
Akzo Nobel NV(1)	6,809	414,688
ASML Holding NV(1)	13,061	464,368
Corio NV(1)	1,473	89,608
European Aeronautic Defence and Space Co. NV(1)	3,886	134,235
Fugro NV(1)	2,195	168,860
Heineken NV(1)	18,905	1,117,276
ING Groep NV†(1)	79,132	846,563
Koninklijke Ahold NV(1)	46,829	622,977
Koninklijke DSM NV(1)	4,158	235,309
Koninklijke KPN NV(1)	41,303	589,569
Koninklijke Philips Electronics NV(1)	49,040	1,221,320
PostNL NV(1)	20,656	160,891
Reed Elsevier NV(1)	18,448	245,378
SBM Offshore NV(1)	5,547	133,183
STMicroelectronics NV(1)	15,622	122,596
TNT Express NV	20,656	209,248
Unilever NV(1)	36,504	1,186,974
Wolters Kluwer NV(1)	11,584	239,736

		8,434,823

Norway — 1.6%
Aker Solutions ASA(1)	5,381	94,095
DnB NOR ASA(1)	37,297	541,435
Norsk Hydro ASA(1)	54,622	387,383
Orkla ASA(1)	39,473	371,278
Renewable Energy Corp. ASA†(1)	5,000	9,254
Statoil ASA(1)	43,008	1,052,686
Telenor ASA(1)	74,613	1,244,090
Yara International ASA(1)	23,365	1,328,973

		5,029,194

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.(1)	170,000	169,047
Aboitiz Power Corp.(1)	145,900	112,410
Alliance Global Group, Inc.†(1)	322,400	88,648
Ayala Corp.(1)	17,700	136,893
Ayala Land, Inc.(1)	424,900	169,057
Bank of the Philippine Islands(1)	143,600	203,252
Energy Development Corp.(1)	617,000	99,314

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Philippines (continued)

Manila Electric Co.(1)	22,770	$150,760
Metropolitan Bank & Trust(1)	84,600	154,429
Philippine Long Distance Telephone Co.(1)	3,760	212,567
SM Investments Corp.(1)	14,790	190,404
SM Prime Holdings, Inc.(1)	426,000	116,608

		1,803,389

Poland — 1.0%
Asseco Poland SA(1)	3,092	52,845
Bank Pekao SA(1)	6,533	373,329
BRE Bank SA†(1)	827	94,513
Getin Holding SA†(1)	21,004	85,211
Kghm Polska Miedz SA(1)	7,583	519,165
PGE SA(1)	37,578	312,692
Polski Koncern Naftowy Orlen SA†(1)	18,664	311,567
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	101,716	154,955
Powszechna Kasa Oszczednosci Bank Polski SA(1)	37,176	548,491
Powszechny Zaklad Ubezpieczen SA(1)	2,700	366,918
Synthos SA(1)	1,004	2,066
Tauron Polska Energia SA(1)	59,200	136,916
Telekomunikacja Polska SA(1)	38,827	243,005

		3,201,673

Russia — 1.0%
Gazprom OAO ADR (London)†(1)	35,560	503,216
Gazprom OAO ADR (OTC US)†	36,290	532,011
LUKOIL OAO ADR(1)	3,633	240,428
Lukoil OAO ADR (OTC US)	3,708	248,992
Mining & Metallurgical Co. Norilsk Nickel ADR†	9,258	247,559
MMC Norilsk Nickel OJSC ADR(1)	9,072	241,031
Mobile Telesystems OJSC ADR	7,500	140,850
NovaTek OAO GDR(1)	1,214	187,230
Rosneft Oil Co. GDR (OTC US)†	12,053	102,812
Rosneft Oil Co. GDR (London)(1)	11,811	99,749
Surgutneftegaz ADR†	22,800	231,420
Tatneft ADR (OTC US)	2,985	124,863
Tatneft ADR (London)(1)	2,925	122,048
VTB Bank OJSC GDR(1)	40,986	243,982

		3,266,191

Singapore — 1.8%
Ascendas Real Estate Investment Trust(1)	46,000	77,900
CapitaLand, Ltd.(1)	75,000	180,071
CapitaMall Trust(1)	66,004	103,187
City Developments, Ltd.(1)	16,983	148,354
ComfortDelGro Corp., Ltd.(1)	54,481	64,804
DBS Group Holdings, Ltd.(1)	63,947	822,766
Fraser and Neave, Ltd.(1)	32,000	159,100
Jardine Cycle & Carriage, Ltd.(1)	2,025	81,165
Keppel Corp., Ltd.(1)	46,200	423,600
Olam International, Ltd.(1)	13,000	28,404
Oversea-Chinese Banking Corp., Ltd.(1)	119,901	988,169
SembCorp Industries, Ltd.(1)	34,370	144,272
SembCorp Marine, Ltd.(1)	29,800	133,281
Singapore Airlines, Ltd.(1)	17,810	209,640
Singapore Airlines, Ltd. 200(1)	4,000	47,048
Singapore Exchange, Ltd.(1)	19,008	117,590
Singapore Press Holdings, Ltd.(1)	26,952	88,080
Singapore Technologies Engineering, Ltd.(1)	40,000	100,163
Singapore Telecommunications, Ltd.(1)	177,560	494,546
Singapore Telecommunications, Ltd. — 10(1)	59,000	162,723
United Overseas Bank, Ltd.(1)	56,059	952,400
Wilmar International, Ltd.(1)	33,000	161,037

		5,688,300

South Korea — 0.9%
Amorepacific Corp.(1)	15	17,095
Cheil Industries, Inc.(1)	314	35,829
Daewoo Securities Co., Ltd.(1)	800	14,040
Doosan Heavy Industries and Construction Co., Ltd.(1)	422	27,030
E-Mart Co., Ltd.†	103	26,866
GS Engineering & Construction Corp.(1)	272	30,646
Hana Financial Group, Inc.(1)	840	32,999
Hynix Semiconductor, Inc.(1)	2,000	45,912
Hyundai Engineering & Construction Co. Ltd.(1)	330	26,995
Hyundai Heavy Industries Co., Ltd.(1)	185	71,459
Hyundai Mobis(1)	259	93,207
Hyundai Motor Co.(1)	620	137,937
Hyundai Steel Co.(1)	331	40,737
Industrial Bank of Korea(1)	1,350	23,242
KB Financial Group, Inc.(1)	1,570	78,022
Kia Motors Corp.(1)	930	68,131
Korea Electric Power Corp.†(1)	1,120	27,202
Korea Exchange Bank(1)	2,260	20,072
Korean Air Lines Co., Ltd.(1)	162	10,318
KT Corp(1)	930	34,848
KT&G Corp.(1)	489	30,423
LG Chemical Co., Ltd.(1)	194	86,330
LG Corp.(1)	752	56,103
LG Display Co., Ltd.(1)	990	25,409
LG Electronics, Inc.(1)	403	30,683
LG Household & Health Care, Ltd.(1)	40	18,093
Lotte Shopping Co., Ltd.(1)	57	24,597
NCSoft Corp.(1)	68	20,946
NHN Corp†(1)	184	36,623
OCI Co., Ltd.(1)	78	30,033
POSCO(1)	261	114,832
S-Oil Corp.(1)	320	45,090
Samsung Corp.(1)	643	51,109
Samsung Electro-Mechanics Co., Ltd.(1)	255	20,973
Samsung Electronics Co., Ltd.(1)	1,204	962,287
Samsung Engineering Co., Ltd.(1)	156	38,420
Samsung Fire & Marine Insurance Co. Ltd.(1)	167	37,767
Samsung Heavy Industries Co., Ltd.(1)	990	40,238
Samsung SDI Co., Ltd.(1)	159	25,595
Samsung Securities Co. Ltd.(1)	315	23,697
Samsung Techwin Co., Ltd.(1)	172	12,593

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
South Korea (continued)

Shinhan Financial Group Co., Ltd.(1)	1,740	$83,390
Shinsegae Co. Ltd.(1)	37	11,507
SK Innovation Co., Ltd.(1)	279	57,822
SK Telecom Co., Ltd.(1)	217	30,183
Woori Finance Holdings Co., Ltd.(1)	1,040	13,693

		2,791,023

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA(1)	28,545	298,625
Banco Santander SA(1)	70,358	734,197
Distribuidora Internacional de Alimentacion SA†	12,507	53,015
Repsol YPF SA(1)	308	9,678
Telefonica SA(1)	12,307	274,569

		1,370,084

Sweden — 2.8%
Alfa Laval AB(1)	7,742	161,050
Assa Abloy AB, Class B(1)	6,618	169,662
Atlas Copco AB, Class A(1)	20,645	485,533
Atlas Copco AB, Class B(1)	9,703	203,283
Electrolux AB, Class B(1)	3,960	74,665
Getinge AB, Class B(1)	14,015	377,737
Hennes & Mauritz AB, Class B(1)	34,027	1,159,854
Holmen AB, Class B(1)	1,488	43,226
Husqvarna AB, Class B(1)	3,058	17,679
Investor AB, Class B(1)	15,259	330,722
Kinnevik Investment AB, Class B(1)	1,246	28,671
Lundin Petroleum AB†(1)	5,720	78,385
Nordea Bank AB(1)	81,253	861,807
Ratos AB, Class B Series B(1)	1,003	18,248
Sandvik AB(1)	24,149	383,751
Scania AB, Class B(1)	1,524	29,542
Securitas AB, Class B(1)	1,978	20,091
Skandinaviska Enskilda Banken AB, Class A(1)	10,020	76,120
Skanska AB, Class B(1)	25,035	406,330
SKF AB, Class B(1)	8,478	222,434
SSAB AB, Class A(1)	4,828	64,669
Svenska Cellulosa AB, Class B(1)	19,616	285,130
Svenska Handelsbanken AB, Class A(1)	19,184	601,570
Swedbank AB, Class A(1)	4,050	70,882
Swedish Match AB(1)	8,620	320,125
Tele2 AB, Class B(1)	4,919	104,435
Telefonaktiebolaget LM Ericsson, Class B(1)	110,475	1,382,179
TeliaSonera AB(1)	50,737	387,132
Volvo AB, Class A(1)	10,267	165,098
Volvo AB, Class B(1)	25,425	408,910

		8,938,920

Switzerland — 8.4%
ABB, Ltd.†(1)	74,135	1,772,586
Baloise Holding AG(1)	1,163	115,944
Cie Financiere Richemont SA, Class A(1)	19,881	1,278,517
Credit Suisse Group AG†(1)	27,525	990,975
GAM Holding AG†(1)	5,412	83,809
Geberit AG†(1)	789	185,942
Givaudan SA†(1)	182	198,812
Holcim, Ltd.†(1)	8,766	594,969
Julius Baer Group, Ltd.†(1)	5,412	228,087
Logitech International SA†(1)	6,025	57,795
Lonza Group AG†(1)	861	73,234
Nestle SA(1)	117,140	7,451,765
Novartis AG(1)	66,256	4,061,663
Pargesa Holding SA(1)	148	13,099
Roche Holding AG(1)	17,030	3,052,580
Schindler Holding AG(1)	1,685	198,062
Straumann Holding AG(1)	1,366	311,079
Swatch Group AG(1)	831	77,159
Swatch Group AG, Class B(1)	1,870	1,010,992
Swiss Life Holding AG†(1)	583	86,376
Swiss Re, Ltd.†(1)	8,349	466,359
Swisscom AG(1)	462	221,618
Syngenta AG†(1)	3,977	1,268,354
Transocean, Ltd.(1)	10,993	669,644
UBS AG†(1)	76,526	1,263,861
Zurich Financial Services AG†(1)	2,884	684,436

		26,417,717

Thailand — 0.6%
Bangkok Bank PCL(1)	32,900	191,164
Bangkok Bank PCL (Foreign Shares)(1)	59,400	350,108
Bank of Ayudhya PCL(1)	132,300	121,934
Kasikornbank PCL(1)	41,700	196,052
Kasikornbank PCL (Foreign Shares)(1)	81,600	386,404
Krung Thai Bank PCL(1)	183,400	127,315
Siam Commercial Bank PCL(1)	106,800	450,355
Univest Land PCL†(2)(3)	22,500	0

		1,823,332

United Kingdom — 18.6%
3i Group PLC(1)	10,941	48,009
Admiral Group PLC(1)	4,169	105,541
Aggreko PLC(1)	25,729	811,830
AMEC PLC(1)	10,993	189,210
Anglo American PLC(1)	48,590	2,289,828
Antofagasta PLC(1)	158	3,619
ARM Holdings PLC(1)	71,368	684,319
AstraZeneca PLC(1)	34,308	1,666,978
Aviva PLC(1)	54,259	352,743
BAE Systems PLC(1)	59,517	295,322
Balfour Beatty PLC(1)	29,269	144,967
Barclays PLC(1)	146,377	533,350
BG Group PLC(1)	114,300	2,688,552
BHP Billiton PLC(1)	24,381	916,028
BP PLC(1)	465,572	3,499,854
British American Tobacco PLC(1)	50,864	2,344,237
British Land Co. PLC(1)	23,149	221,052
British Sky Broadcasting Group PLC(1)	57,765	674,845
BT Group PLC(1)	194,314	636,821
Bunzl PLC(1)	7,078	89,257
Burberry Group PLC(1)	7,286	177,679
Cairn Energy PLC†(1)	260	1,568
Capita Group PLC(1)	4,409	51,755
Capital Shopping Centres Group PLC(1)	12,603	76,826
Carnival PLC(1)	4,311	148,892

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United Kingdom (continued)

Centrica PLC(1)	48,964	$245,190
Cobham PLC(1)	20,801	69,180
Compass Group PLC(1)	51,969	487,386
Diageo PLC(1)	73,948	1,503,504
FirstGroup PLC(1)	14,827	88,646
GlaxoSmithKline PLC(1)	129,483	2,889,328
Hammerson PLC(1)	18,529	141,514
Home Retail Group PLC(1)	14,476	32,050
HSBC Holdings PLC(1)	514,999	5,029,897
Imperial Tobacco Group PLC(1)	20,731	717,717
Intercontinental Hotels Group PLC(1)	8,524	167,825
Invensys PLC(1)	14,387	72,787
Investec PLC(1)	3,744	29,364
J Sainsbury PLC(1)	26,876	133,557
Johnson Matthey PLC(1)	5,113	170,027
Kingfisher PLC(1)	20,793	85,771
Land Securities Group PLC(1)	20,383	284,061
Legal & General Group PLC(1)	126,898	231,934
Lloyds Banking Group PLC†(1)	200,031	141,620
Man Group PLC, Class B(1)	42,579	154,468
Marks & Spencer Group PLC(1)	28,252	159,812
National Grid PLC(1)	58,327	572,164
Next PLC(1)	4,413	171,305
Old Mutual PLC(1)	118,356	244,966
Pearson PLC(1)	22,892	438,959
Prudential PLC(1)	53,149	597,480
Reckitt Benckiser Group PLC(1)	16,914	955,759
Reed Elsevier PLC(1)	31,282	283,113
Rexam PLC(1)	16,071	97,605
Rio Tinto PLC(1)	47,823	3,338,444
Rolls-Royce Holdings PLC†(1)	34,771	370,401
Royal Bank of Scotland Group PLC†(1)	345,971	200,951
Royal Dutch Shell PLC, Class A(1)	130,301	4,747,815
Royal Dutch Shell PLC, Class B(1)	89,072	3,252,824
RSA Insurance Group PLC(1)	80,537	172,877
SABMiller PLC(1)	34,219	1,277,038
Sage Group PLC(1)	42,804	191,805
Schroders PLC(1)	1,774	47,184
Scottish & Southern Energy PLC(1)	24,881	532,021
Segro PLC(1)	19,601	96,656
Severn Trent PLC(1)	8,323	194,105
Smith & Nephew PLC(1)	68,594	719,547
Smiths Group PLC(1)	8,167	151,379
Standard Chartered PLC(1)	62,048	1,577,516
Standard Life PLC(1)	45,221	146,085
Tesco PLC(1)	151,273	948,397
Tokyo Metropolitan Government(1)	7,089	35,413
Tullow Oil PLC(1)	445	8,917
Unilever PLC(1)	29,753	950,650
United Utilities Group PLC(1)	3,984	38,332
Vodafone Group PLC(1)	1,205,256	3,396,387
Whitbread PLC(1)	4,899	124,555
WM Morrison Supermarkets PLC(1)	308	1,464
Xstrata PLC(1)	51,259	1,077,034

		58,447,868

United States — 0.4%
Synthes, Inc.(1)	6,362	1,145,215

Total Common Stock (cost $252,505,159)		284,044,926

PREFERRED STOCK — 0.5%
Brazil — 0.2%
Bradespar SA	991	25,509
Centrais Eletricas Brasileiras SA, Class B	1,437	21,821
Cia Energetica de Minas Gerais	1,162	22,216
Companhia De Bebidas Das Americas	4,000	118,103
Gerdau SA	1,749	15,811
Itau Unibanco Holding SA	6,817	138,199
Itausa — Investimentos Itau SA	7,813	52,495
Metalurgica Gerdau SA	805	9,208
Petroleo Brasileiro SA	11,524	174,623
Tele Norte Leste Participacoes SA	1,412	19,566
Telesp — Telecomunicacoes de Sao Paulo SA	766	24,104
Ultrapar Participacoes SA	1,100	19,647
Usinas Siderurgicas de Minas Gerais SA, Class A	886	6,370

		647,672

Germany — 0.3%
Henkel AG & Co. KGaA(1)	3,050	205,947
Porsche Automobil Holding SE(1)	3,241	248,985
RWE AG(1)	681	32,746
Volkswagen AG(1)	2,138	427,213

		914,891

South Korea — 0.0%
Samsung Electronics Co., Ltd.(1)	81	43,089

Total Preferred Stock (cost $1,566,362)		1,605,652

Total Long-Term Investment Securities (cost $254,071,521)		285,650,578

REPURCHASE AGREEMENT — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased at 08/01/11 in the amount of $20,623,017 and collateralized by $20,085,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 07/15/12 and having an approximate value of $21,039,038 (cost $20,623,000)	$20,623,000	20,623,000

TOTAL INVESTMENTS (cost $274,694,521)(4)	97.4%	306,273,578
Other assets less liabilities	2.6	8,072,761

NET ASSETS	100.0%	$314,346,339

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $279,803,980 representing 89.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

(3)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares
SDR — Swedish Depository Receipt
OTC — Over the Counter
Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2011	(Depreciation)

7	Long	DAX Index Future(a)	September 2011	$1,796,879	$1,798,028	$1,149
21	Long	Dow Jones Euro Stoxx 50 Future	September 2011	$827,379	806,933	(20,446)
23	Long	Financial Times Stock Exchange 100 Index(a)	September 2011	$2,164,496	2,163,572	(924)
20	Long	Hang Seng China Enterprise Index(a)	August 2011	$1,608,974	1,590,581	(18,393)
89	Long	Toyko Price Index(a)	September 2011	$9,310,517	9,715,491	404,974

						$366,360

(a)	These foreign equity index futures contracts were valued using fair value procedures at July 31, 2011. The aggregate appreciation (depreciation) of these futures contracts was $386,806 representing 0.1% of net assets. Foreign equity index futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity index futures contracts.

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Unrealized	Unrealized
Counterparty	to Deliver		Exchange For		Date	Appreciation	Depreciation

Bank of America N.A.	USD	245,257	GBP	154,221	8/18/2011	$7,847	$—

Deutsche Bank AG London	EUR	3,025,668	USD	4,290,466	8/18/2011	—	(55,615)
	USD	7,143,865	EUR	5,030,802	8/18/2011	82,398	—

						82,398	(55,615)

Goldman Sachs International	AUD	2,242,148	USD	2,373,177	8/18/2011	—	(85,398)
	USD	7,392,067	AUD	7,005,238	8/18/2011	289,361	—
	USD	1,236,593	EUR	885,115	8/18/2011	34,790	—

						324,151	(85,398)

JPMorgan Chase Bank N.A.	USD	2,635,262	EUR	1,886,271	8/18/2011	74,184	—

Mellon Bank NA.	HKD	69,608,125	USD	8,931,103	8/18/2011	—	(1,030)
	USD	7,650,642	EUR	5,476,088	8/18/2011	215,230	—
	USD	6,506,440	JPY	517,112,304	8/18/2011	212,054	—

						427,284	(1,030)

Northern Trust Company	USD	186,361	EUR	133,396	8/18/2011	5,250	—

State Street Bank & Trust Company	USD	4,476,658	GBP	2,814,977	8/18/2011	143,234	—

UBS AG	EUR	7,854,670	USD	11,016,976	8/18/2011	—	(265,499)
	GBP	315,512	USD	514,459	8/18/2011	—	(3,354)
	USD	15,300,348	EUR	10,876,545	8/18/2011	322,761	—
	USD	271,042	GBP	170,439	8/18/2011	8,680	—

						331,441	(268,853)

Net Unrealized Appreciation/(Depreciation)						$1,395,789	$(410,896)

AUD  — Australian Dollar
EUR  — Euro Dollar
GBP  — British Pound
HKD — Hong Kong Dollar
JPY  — Japanese Yen
USD — United States Dollar

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$8,974	$18,830,290	#	$—	$18,839,264
France	—	21,844,864	#	—	21,844,864
Germany	427,118	26,917,369	#	—	27,344,487
Japan	—	57,957,517	#	—	57,957,517
Switzerland	—	26,417,717	#	—	26,417,717
United Kingdom	—	58,447,868	#	—	58,447,868
Other Countries*	4,762,834	68,430,375	#	0	73,193,209
Preferred Stock	647,672	957,980	#	—	1,605,652
Repurchase Agreement	—	20,623,000		—	20,623,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	—	406,123	##	—	406,123
Open Forward Foreign Currency Contracts — Appreciation	—	1,395,789		—	1,395,789

Total	$5,846,598	$302,228,892		$0	$308,075,490

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	20,446	19,317	##	—	39,763
Open Forward Foreign Currency Contracts — Depreciation	—	410,896		—	410,896

Total	$20,446	$430,213		$—	$450,659

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $279,803,980 representing 89.0% of net assets. (See Note 2.)
##	Includes foreign equity index futures contracts whose values were adjusted for fair value pricing procedures for foreign equity index futures contracts, therefore these securities were classified as Level 2 instead of Level 1. The aggregate unrealized appreciation (depreciation) of these foreign equity index futures contracts was $386,806 representing 0.1% of net assets. (See Note 2.)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2011	$545,235
Accrued discounts	—
Accrued premiums	—
Realized gain
Realized loss	(288,511)
Change in unrealized appreciation(1)	288,492
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(545,216)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at July 31, 2011 includes:

Common Stock

$—

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

Industry Allocation*

Banks-Commercial	21.1%
Oil Companies-Integrated	8.1
Oil Companies-Exploration & Production	7.5
Electronic Components-Semiconductors	3.8
Diversified Minerals	3.6
Real Estate Operations & Development	3.6
Diversified Financial Services	3.2
Diversified Operations	2.6
Electronic Components-Misc.	2.5
Building & Construction Products-Misc.	2.1
Auto-Cars/Light Trucks	2.1
Metal-Copper	1.9
Real Estate Management/Services	1.8
Electric-Integrated	1.6
Food-Misc.	1.5
Building-Residential/Commercial	1.5
Beverages-Wine/Spirits	1.5
Energy-Alternate Sources	1.5
Engineering/R&D Services	1.4
Circuit Boards	1.4
Auto/Truck Parts & Equipment-Original	1.3
Airlines	1.3
Cellular Telecom	1.2
Machinery-Construction & Mining	1.2
Agricultural Chemicals	1.2
Casino Hotels	1.0
Internet Content-Entertainment	1.0
Internet Infrastructure Software	1.0
Computers	1.0
Finance-Mortgage Loan/Banker	1.0
Internet Application Software	0.9
Building Products-Cement	0.9
Retail-Misc./Diversified	0.9
Telecom Services	0.9
Hotels/Motels	0.9
Building-Heavy Construction	0.8
Finance-Consumer Loans	0.8
Retail-Major Department Stores	0.8
Electric-Generation	0.7
Machinery-Thermal Process	0.6
Power Converter/Supply Equipment	0.6
Retail-Regional Department Stores	0.6
Petrochemicals	0.6
Coal	0.5
Internet Content-Information/News	0.5
Home Furnishings	0.5
Retail-Apparel/Shoe	0.5
Shipbuilding	0.5
Wireless Equipment	0.5
Semiconductor Components-Integrated Circuits	0.4
Industrial Automated/Robotic	0.4
Audio/Video Products	0.2

99.5%

Country Allocation*

Brazil	20.6%
South Korea	15.9
Russia	13.6
China	13.1
Taiwan	6.1
Cayman Islands	4.5
India	4.2
South Africa	3.7
United States	2.7
Hong Kong	2.5
Bermuda	2.5
Thailand	2.3
Indonesia	2.1
Malaysia	1.7
United Kingdom	1.0
Canada	0.9
Philippines	0.6
Poland	0.6
Chile	0.5
British Virgin Islands	0.4

99.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 89.8%
Bermuda — 2.5%
C C Land Holdings, Ltd.(1)	5,821,000	$2,195,990
China Power New Energy Development Co., Ltd.†(1)	33,846,000	2,015,782
China WindPower Group, Ltd.†(1)	29,110,000	2,238,158
Skyworth Digital Holdings, Ltd.(1)	1,090,000	697,303

		7,147,233

Brazil — 10.9%
BR Malls Participacoes SA	448,298	5,220,532
CPFL Energia SA	1	14
Lojas Renner SA	39,584	1,422,712
OGX Petroleo e Gas Participacoes SA†	556,441	4,635,663
PDG Realty SA Empreendimentos e Participacoes	1,204,960	6,371,133
Petroleo Brasileiro SA ADR	114,247	3,880,971
Rossi Residencial SA	568,894	4,273,537
Vale SA ADR	183,805	5,962,634

		31,767,196

British Virgin Islands — 0.4%
Hollysys Automation Technologies, Ltd.†	151,498	1,055,941

Canada — 0.9%
Pacific Rubiales Energy Corp.	93,100	2,677,679

Cayman Islands — 4.5%
China State Construction International Holdings, Ltd.(1)	1,964,000	1,963,873
Home Inns & Hotels Management, Inc. ADR†	68,100	2,624,574
Lonking Holdings, Ltd.(1)	2,144,000	1,088,411
PCD Stores Group, Ltd.(1)	7,182,000	1,746,221
Perfect World Co., Ltd. ADR†	150,407	2,976,555
Tencent Holdings, Ltd.(1)	105,500	2,756,057

		13,155,691

Chile — 0.5%
ENTEL Chile SA	77,214	1,561,157

China — 13.1%
Agricultural Bank of China, Ltd.(1)	9,350,000	5,047,094
BBMG Corp.(1)	1,878,500	2,714,238
China Construction Bank Corp.(1)	10,236,000	8,240,159
China National Building Material Co., Ltd.(1)	2,032,000	4,071,952
China National Materials Co., Ltd.(1)	3,288,000	2,424,993
Guangzhou R&F Properties Co., Ltd.(1)	1,874,800	2,426,959
Harbin Power Equipment, Ltd.(1)	1,328,000	1,763,219
Industrial & Commercial Bank of China, Ltd.(1)	12,600,000	9,635,172
SouFun Holdings, Ltd. ADR	74,407	1,547,665

		37,871,451

Hong Kong — 2.5%
China Resources Power Holdings Co., Ltd.(1)	1,076,000	2,094,689
CNOOC, Ltd.(1)	2,332,000	5,183,237

		7,277,926

India — 4.2%
Bharti Airtel, Ltd.(1)	273,336	2,698,781
LIC Housing Finance, Ltd.(1)	595,860	2,855,670
Sterlite Industries India, Ltd.(1)	392,234	1,415,927
Sterlite Industries India, Ltd. ADR	122,132	1,803,890
Tata Motors, Ltd.(1)	155,223	3,336,507

		12,110,775

Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT(1)	5,204,500	4,222,117
Indofood Sukses Makmur Tbk PT(1)	2,354,000	1,757,485

		5,979,602

Malaysia — 1.7%
AirAsia Bhd(1)	1,456,700	1,928,477
Genting Bhd(1)	834,800	3,038,337

		4,966,814

Philippines — 0.6%
Cebu Air, Inc.(1)	879,810	1,757,554

Poland — 0.6%
PGE SA(1)	203,594	1,694,136

Russia — 13.6%
Gazprom OAO ADR†	707,975	10,378,913
LSR Group GDR	199,270	1,504,489
LUKOIL OAO ADR(1)	110,052	7,283,127
Mobile Telesystems OJSC ADR	113,369	2,129,070
Sberbank of Russia(1)	2,880,600	10,527,193
Synergy Co.†(2)	99,035	4,258,505
Uralkali†(2)	377,985	3,496,361

		39,577,658

South Africa — 3.7%
African Bank Investments, Ltd.(1)	481,365	2,417,809
Imperial Holdings, Ltd.(1)	119,780	2,058,203
Lewis Group, Ltd.(1)	116,980	1,478,211
Sasol, Ltd.(1)	97,616	4,880,201

		10,834,424

South Korea — 15.9%
BHI Co., Ltd.(1)	93,264	1,771,285
CJ O Shopping Co., Ltd.(1)	10,137	2,709,780
Daelim Industrial Co., Ltd.(1)	20,511	2,446,749
Hyundai Department Store Co., Ltd.(1)	12,820	2,236,117
Hyundai Mobis(1)	10,521	3,786,204
Industrial Bank of Korea(1)	239,690	4,126,496
KB Financial Group, Inc.(1)	114,136	5,672,089
KEPCO Engineering & Construction Co., Inc.(1)	25,441	1,807,318
KEPCO Plant Service & Engineering Co., Ltd.(1)	60,420	2,307,034
Kia Motors Corp.(1)	34,569	2,532,486
LG Display Co., Ltd.(1)	89,950	2,308,674
Samsung Electronics Co., Ltd.(1)	13,660	10,917,639
Samsung Heavy Industries Co., Ltd.(1)	34,780	1,413,624
Shinhan Financial Group Co., Ltd.(1)	45,344	2,173,115

		46,208,610

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Taiwan — 6.1%
Formosa Chemicals & Fibre Corp.(1)	474,000	$1,717,620
Hon Hai Precision Industry Co., Ltd.(1)	1,752,344	5,000,846
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	484,722	1,210,163
Tripod Technology Corp.(1)	488,000	1,936,671
Unimicron Technology Corp.(1)	1,155,000	2,054,546
Wistron Corp.†(1)	1,745,763	2,935,909
Wistron NeWeb Corp.(1)	366,000	1,294,498
Yuanta Financial Holding Co., Ltd.†(1)	2,115,000	1,510,801

		17,661,054

Thailand — 2.3%
Kasikornbank PCL(1)	721,200	3,390,722
Siam Cement PCL(1)	250,200	3,185,500

		6,576,222

United Kingdom — 1.0%
New World Resources PLC Series A(1)	117,766	1,577,644
Tullow Oil PLC(1)	64,284	1,288,084

		2,865,728

United States — 2.7%
AsiaInfo-Linkage, Inc.†	193,270	2,953,166
Freeport-McMoRan Copper & Gold, Inc.	46,495	2,462,375
Zhongpin, Inc.†	243,955	2,520,055

		7,935,596

Total Common Stock (cost $252,458,351)		260,682,447

PREFERRED STOCK — 9.7%
Brazil — 9.7%
Banco Bradesco SA ADR	467,652	8,992,948
Cia Paranaense de Energia	119,013	2,870,095
Itau Unibanco Holding SA ADR	335,216	6,828,350
Petroleo Brasileiro SA ADR	161,450	4,961,358
Vale SA ADR	153,000	4,516,560

Total Preferred Stock (cost $27,390,801)		28,169,311

Total Long-Term Investment Securities (cost $279,849,152)		288,851,758

TOTAL INVESTMENTS (cost $279,849,152)(3)	99.5%	288,851,758
Other assets less liabilities	0.5	1,312,399

NET ASSETS	100.0%	$290,164,157

†	Non-income producing security
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $184,964,856 representing 63.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis
ADR  — American Depository Receipt
GDR  — Global Depository Receipt
OTC  — Over the Counter

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$31,767,196	$—		$—	$31,767,196
China	1,547,665	36,323,786	#	—	37,871,451
Russia	14,012,472	25,565,186	#	—	39,577,658
South Korea	—	46,208,610	#		46,208,610
Taiwan	—	17,661,054	#	—	17,661,054
Other Countries*	20,635,392	66,961,086	#	—	87,596,478
Preferred Stock	28,169,311	—		—	28,169,311

Total	$96,132,036	$192,719,722		$—	$288,851,758

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $184,964,856 representing 63.7% of net assets. (See Note 2.)

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — July 31, 2011 — (unaudited)

Industry Allocation*

Medical-Drugs	9.2%
Oil Companies-Integrated	8.4
Telephone-Integrated	5.0
Telecom Services	4.7
Banks-Commercial	4.6
Diversified Banking Institutions	4.1
Repurchase Agreements	3.6
Auto-Cars/Light Trucks	3.4
Insurance-Multi-line	2.5
Electric-Integrated	2.4
Oil Companies-Exploration & Production	2.5
Insurance-Reinsurance	2.3
Cellular Telecom	2.0
Diversified Operations	1.9
Chemicals-Diversified	1.8
Food-Misc.	1.8
Diversified Manufacturing Operations	1.8
Aerospace/Defense	1.6
Human Resources	1.6
Electronic Components-Semiconductors	1.6
Photo Equipment & Supplies	1.5
Electronic Components-Misc.	1.5
Computers	1.5
Rubber-Tires	1.5
Import/Export	1.4
Food-Retail	1.4
Building Products-Cement	1.3
Retail-Major Department Stores	1.3
Transport-Rail	1.3
Wireless Equipment	1.2
Airlines	1.2
Containers-Metal/Glass	1.2
Insurance-Life/Health	1.1
Internet Security	1.1
Enterprise Software/Service	1.1
Semiconductor Components-Integrated Circuits	1.0
Publishing-Books	1.0
Steel-Producers	0.9
Chemicals-Specialty	0.9
Insurance-Property/Casualty	0.8
Machinery-General Industrial	0.8
Medical-Wholesale Drug Distribution	0.8
Retail-Building Products	0.7
Transport-Services	0.7
Diversified Minerals	0.7
Office Automation & Equipment	0.7
Real Estate Operations & Development	0.7
Security Services	0.6
Audio/Video Products	0.5
Medical-Hospitals	0.5
Toys	0.5
Auto/Truck Parts & Equipment-Original	0.4
Oil-Field Services	0.4
Power Converter/Supply Equipment	0.4
Food-Wholesale/Distribution	0.3
Diversified Operations/Commercial Services	0.2

99.9%

Country Allocation*

United Kingdom	16.3%
Japan	11.1
France	10.3
Germany	9.6
Switzerland	7.5
Netherlands	7.3
Spain	4.3
Italy	4.2
United States	3.6
South Korea	3.6
Ireland	3.4
Singapore	3.1
Norway	2.7
Hong Kong	2.6
Taiwan	2.5
Brazil	2.0
China	1.6
Canada	1.3
Sweden	1.2
Russia	1.2
Austria	0.5

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 94.3%
Austria — 0.5%
Telekom Austria AG(1)	228,850	$2,803,522

Canada — 1.3%
Talisman Energy, Inc.	411,050	7,485,761

China — 1.6%
China Telecom Corp., Ltd.(1)	14,762,000	9,627,798

France — 10.3%
Alstom SA(1)	85,620	4,492,305
AXA SA(1)	314,394	5,862,759
Cie Generale des Etablissements Michelin, Class B(1)	102,485	8,583,256
Credit Agricole SA(1)	396,410	4,851,317
France Telecom SA(1)	449,090	9,274,779
GDF Suez(1)	73,437	2,394,724
Sanofi(1)	123,768	9,607,885
Thales SA(1)	76,500	3,271,305
Total SA(1)	150,690	8,122,170
Vivendi SA(1)	163,960	3,909,910

		60,370,410

Germany — 9.6%
Bayer AG(1)	29,450	2,365,908
Bayerische Motoren Werke AG(1)	26,570	2,664,065
Celesio AG(1)	232,726	4,482,676
Deutsche Lufthansa AG(1)	246,960	4,981,687
Deutsche Post AG(1)	246,453	4,356,031
E.ON AG(1)	188,178	5,194,425
Merck KGaA(1)	63,100	6,743,678
Muenchener Rueckversicherungs AG(1)	40,690	6,023,388
Rhoen-Klinikum AG(1)	110,282	2,747,995
SAP AG(1)	100,990	6,329,982
Siemens AG(1)	80,540	10,338,202

		56,228,037

Hong Kong — 2.6%
Cheung Kong Holdings, Ltd.(1)	257,000	3,913,996
Citic Pacific, Ltd.(1)	1,047,000	2,272,551
Hutchison Whampoa, Ltd.(1)	401,000	4,661,872
Swire Pacific, Ltd., Class A(1)	298,500	4,208,695

		15,057,114

Ireland — 3.4%
CRH PLC (Dublin)(1)	149,155	2,907,833
CRH PLC (London)(1)	256,750	5,021,781
Elan Corp PLC ADR†	1,097,090	12,133,816

		20,063,430

Italy — 4.2%
ENI SpA(1)	325,077	7,048,128
Intesa Sanpaolo SpA(1)	2,149,714	4,963,009
Telecom Italia SpA RSP(1)	6,579,577	7,038,984
UniCredit SpA(1)	3,318,201	5,894,986

		24,945,107

Japan — 11.1%
East Japan Railway Co.(1)	116,300	7,305,934
FUJIFILM Holdings Corp.(1)	138,600	4,195,203
ITOCHU Corp.(1)	731,900	8,479,150
Koito Manufacturing Co., Ltd.(1)	150,000	2,586,985
Konica Minolta Holdings, Inc.(1)	573,000	4,654,333
Mazda Motor Corp.†(1)	2,190,000	6,050,586
Nintendo Co., Ltd.(1)	16,900	2,694,685
Nissan Motor Co., Ltd.(1)	314,900	3,369,577
NKSJ Holdings, Inc.(1)	679,000	4,504,860
Ricoh Co., Ltd.(1)	372,000	4,016,058
Sony Corp.(1)	114,300	2,885,904
Toyota Motor Corp.(1)	189,500	7,755,785
Trend Micro, Inc.(1)	210,700	6,610,431

		65,109,491

Netherlands — 7.3%
Akzo Nobel NV(1)	137,940	8,400,952
ING Groep NV†(1)	842,210	9,010,053
Koninklijke Philips Electronics NV(1)	352,089	8,768,626
Randstad Holding NV(1)	64,626	2,899,722
Reed Elsevier NV(1)	424,803	5,650,338
SBM Offshore NV(1)	104,750	2,515,028
Unilever NV(1)	182,807	5,944,204

		43,188,923

Norway — 2.7%
Statoil ASA(1)	330,920	8,099,773
Telenor ASA(1)	456,140	7,605,636

		15,705,409

Russia — 1.2%
Gazprom OAO ADR (London)†(1)	136,400	1,930,219
Gazprom OAO ADR (OTC US)†	335,800	4,922,828

		6,853,047

Singapore — 3.1%
DBS Group Holdings, Ltd.(1)	900,950	11,591,960
Singapore Telecommunications, Ltd.(1)	1,582,000	4,406,240
Singapore Telecommunications, Ltd. — 10(1)	844,000	2,327,764

		18,325,964

South Korea — 3.6%
KB Financial Group, Inc. ADR	122,396	6,072,065
POSCO(1)	12,401	5,456,074
Samsung Electronics Co., Ltd. GDR†*(3)	23,913	9,519,765

		21,047,904

Spain — 4.3%
Banco Santander SA(1)	383,928	4,006,350
Gamesa Corp. Tecnologica SA(1)	308,395	2,240,570
Iberdrola SA (Spain)(1)	829,516	6,726,332
Iberdrola SA (OTC US)	21,829	174,398
International Consolidated Airlines Group SA†(1)	566,660	2,192,484
Telefonica SA(1)	458,746	10,234,613

		25,574,747

Sweden — 1.2%
Telefonaktiebolaget LM Ericsson, Class B(1)	581,144	7,270,829

Switzerland — 7.5%
Adecco SA†(1)	49,870	2,989,330
Credit Suisse Group AG†(1)	124,070	4,466,858
Lonza Group AG†(1)	63,616	5,410,951
Nestle SA(1)	70,760	4,501,339
Novartis AG(1)	128,640	7,885,963
Roche Holding AG(1)	43,730	7,838,480
Swiss Reinsurance, Ltd.†(1)	140,855	7,867,881
UBS AG†(1)	185,496	3,063,550

		44,024,352

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2011 — (unaudited) — (continued)

		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Taiwan — 2.5%
Compal Electronics, Inc. GDR†*(3)	1,330,690	$8,629,658
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	5,851,038

		14,480,696

United Kingdom — 16.3%
Aviva PLC(1)	1,020,210	6,632,476
BAE Systems PLC(1)	738,961	3,666,711
BP PLC(1)	1,030,322	7,745,262
G4S PLC(1)	780,400	3,499,498
GlaxoSmithKline PLC(1)	435,897	9,726,756
Hays PLC(1)	2,546,370	3,738,006
HSBC Holdings PLC ADR	115,760	5,657,191
Kingfisher PLC(1)	1,061,470	4,378,560
Marks & Spencer Group PLC(1)	1,368,170	7,739,281
Premier Foods PLC†(1)	5,517,844	1,642,690
Rentokil Initial PLC†(1)	900,344	1,350,447
Rexam PLC(1)	1,130,937	6,868,589
Rolls-Royce Holdings PLC†(1)(3)	282,780	3,012,339
Royal Dutch Shell PLC ADR	140,618	10,356,516
Tesco PLC(1)	796,900	4,996,116
Vodafone Group PLC(1)	4,207,268	11,855,995
WM Morrison Supermarkets PLC(1)	620,660	2,950,884

		95,817,317

Total Common Stock (cost $511,815,102)		553,979,858

PREFERRED STOCK — 2.0%
Brazil — 2.0%
Petroleo Brasileiro SA ADR	247,820	7,615,509
Vale SA ADR	139,750	4,125,420

Total Preferred Stock (cost $7,617,434)		11,740,929

Total Long-Term Investment Securities (cost $519,432,536)		565,720,787

REPURCHASE AGREEMENT — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/29/11, to be repurchased at 08/01/11 in the amount of $21,148,018 and collateralized by $20,240,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 07/15/12 and having an approximate value of $21,571,900 (cost $21,148,000)	$21,148,000	21,148,000

TOTAL INVESTMENTS (cost $540,580,536)(2)	99.9%	586,868,787
Other assets less liabilities	0.1	323,047

NET ASSETS	100.0%	$587,191,834

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2011, the aggregate value of these securities was $18,149,423 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $483,176,822 representing 82.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $21,161,762 representing 3.6% of net assets.
ADR — American Depository Receipt
GDR — Global Depository Receipt
OTC — Over the counter
RSP — Risparing Savings Shares

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2011 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total

ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$60,370,410	#	$—	$60,370,410
Germany	—	56,228,037	#	—	56,228,037
Japan	—	65,109,491	#		65,109,491
Netherlands	—	43,188,923	#	—	43,188,923
Switzerland	—	44,024,352	#	—	44,024,352
United Kingdom	16,013,707	79,803,610	#	—	95,817,317
Other Countries*	54,789,329	134,451,999	#	—	189,241,328
Preferred Stock	11,740,929	—		—	11,740,929
Repurchase Agreement	—	21,148,000		—	21,148,000

Total	$82,543,965	$504,324,822		$—	$586,868,787

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $483,176,822 representing 82.3% of net assets. (See Note 2.)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2011 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

ASSETS:
Investments at value (unaffiliated)*	$369,714,334	$1,040,222,954	$312,487,529	$276,749,937	$789,529,704
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	2,409,000	41,600,000

Total investments	369,714,334	1,040,222,954	312,487,529	279,158,937	831,129,704

Cash	36	382	—	3,268	12,814,588
Foreign cash*	—	—	197,135	—	1,560,164
Due from broker	—	—	907,710	—	—
Receivable for:
Fund shares sold	9,332,360	895,306	810,560	330,956	1,828,322
Dividends and interest	57,869	17,514,437	2,633,269	5,869,041	5,569,239
Investments sold	1,200,000	3,165,534	10,111,548	1,684,134	76,430,245
Interest on swap contracts	—	—	281,117	—	67,391
Prepaid expenses and other assets	3,165	3,693	3,111	3,136	3,244
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	482,934	—	259,592
Unrealized appreciation on forward foreign currency contracts	—	—	1,891,229	—	1,471,662
Swap premiums paid	—	—	234,620	—	653,324
Unrealized appreciation on swap contracts	—	—	2,343,293	—	490,057

Total assets	380,307,764	1,061,802,306	332,384,055	287,049,472	932,277,532

LIABILITIES:
Payable for:
Fund shares redeemed	3,497,617	2,272,853	741,467	371,767	2,125,620
Investments purchased	—	5,357,578	10,369,248	929,675	115,614,568
Interest on securities sold short	—	—	—	—	474
Interest on swap contracts	—	—	215,154	—	58,523
Investment advisory and management fees	139,201	465,555	165,643	152,018	386,979
Service fees — Class 2	3,272	5,308	2,012	2,697	2,918
Service fees — Class 3	43,577	165,558	45,455	33,408	130,323
Trustees’ fees and expenses	8,018	22,266	6,222	6,311	13,761
Other accrued expenses	71,911	159,423	80,431	147,750	125,320
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	202,959	—	—
Due to broker	—	—	4,759	—	550,000
Securities sold short at value#	—	—	—	—	34,077,031
Call and put options written, at value@	—	—	—	—	275,165
Unrealized depreciation on forward foreign currency contracts	—	—	1,505,768	—	4,272,051
Swap premiums received	—	—	943,719	—	408,518
Unrealized depreciation on swap contracts	—	—	2,769,629	—	317,311

Total liabilities	3,763,596	8,448,541	17,052,466	1,643,626	158,358,562

NET ASSETS	$376,544,168	$1,053,353,765	$315,331,589	$285,405,846	$773,918,970

* Cost
Investments (unaffiliated)	$369,760,134	$960,445,020	$290,989,564	$283,895,461	$763,977,226

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$197,105	$—	$1,553,173

# Proceeds from securities sold short	$—	$—	$—	$—	$33,783,893

@ Premiums received on options written	$—	$—	$—	$—	$436,228

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

NET ASSETS REPRESENTED BY:
Capital paid-in	$387,540,328	$870,851,181	$274,004,019	$299,261,495	$727,541,421
Accumulated undistributed net investment income (loss)	(737,070)	92,147,035	10,684,263	32,306,642	18,940,004
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(10,213,290)	10,577,615	8,285,785	(39,016,767)	2,414,856
Unrealized appreciation (depreciation) on investments	(45,800)	79,777,934	21,497,965	(7,145,524)	25,552,478
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	465,475	—	2,522,261
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	394,082	—	(2,758,912)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	(293,138)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$376,544,168	$1,053,353,765	$315,331,589	$285,405,846	$773,918,970

Class 1 (unlimited shares authorized):
Net assets	$128,552,250	$224,439,326	$80,210,063	$105,843,584	$122,998,144
Shares of beneficial interest issued and outstanding	12,065,435	15,774,067	6,165,110	17,563,731	13,573,720
Net asset value, offering and redemption price per share	$10.65	$14.23	$13.01	$6.03	$9.06

Class 2 (unlimited shares authorized):
Net assets	$25,878,177	$41,529,261	$16,054,645	$21,002,244	$23,233,200
Shares of beneficial interest issued and outstanding	2,438,887	2,926,671	1,242,288	3,495,153	2,578,257
Net asset value, offering and redemption price per share	$10.61	$14.19	$12.92	$6.01	$9.01

Class 3 (unlimited shares authorized):
Net assets	$222,113,741	$787,385,178	$219,066,881	$158,560,018	$627,687,626
Shares of beneficial interest issued and outstanding	20,999,262	55,659,572	17,029,040	26,458,478	69,887,409
Net asset value, offering and redemption price per share	$10.58	$14.15	$12.86	$5.99	$8.98

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Investments at value (unaffiliated)*	$142,862,500	$702,146,444	$43,275,722	$17,201,525	$229,207,467
Investments at value (affiliated)*	—	—	—	18,167	—
Repurchase agreements (cost approximates value)	6,965,000	—	—	268,000	—

Total investments	149,827,500	702,146,444	43,275,722	17,487,692	229,207,467

Cash	100,029	8,414	30,498	388	952
Foreign cash*	—	121	82,781	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	288,623	282,845	301,214	2,155	363,283
Dividends and interest	433,272	3,206,295	183,173	20,469	371,059
Investments sold	9,538,764	744,989	370,839	26,397	797,222
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,117	4,705	2,956	2,792	3,733
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	12,558	—
Variation margin on futures contracts	4,453	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	19,062	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	160,199,758	706,393,813	44,266,245	17,552,451	230,743,716

LIABILITIES:
Payable for:
Fund shares redeemed	496,223	1,764,047	57,098	385,116	286,477
Investments purchased	23,772,033	1,258,032	352,992	—	643,960
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	78,717	394,437	27,668	6,135	129,365
Service fees — Class 2	1,280	6,908	433	—	1,490
Service fees — Class 3	7,676	74,963	3,280	—	6,456
Trustees’ fees and expenses	2,983	16,387	830	402	4,956
Other accrued expenses	57,103	134,683	43,457	32,883	59,704
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	2,100	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	151,949	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	24,416,015	3,649,457	637,707	426,636	1,132,408

NET ASSETS	$135,783,743	$702,744,356	$43,628,538	$17,125,815	$229,611,308

* Cost
Investments (unaffiliated)	$135,120,465	$611,391,389	$36,145,105	$16,127,495	$213,211,817

Investments (affiliated)	$—	$—	$—	$275,093	$—

Foreign cash	$—	$116	$82,885	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$178,607,046	$741,661,811	$53,054,290	$19,771,540	$210,978,810
Accumulated undistributed net investment income (loss)	3,328,051	25,532,176	2,034,213	388,567	4,984,265
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(53,895,481)	(155,213,554)	(18,458,163)	(3,857,514)	(2,347,417)
Unrealized appreciation (depreciation) on investments	7,742,035	90,755,055	7,130,617	817,104	15,995,650
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	2,092	—	—	6,118	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	8,868	(132,419)	—	—
Unrealized appreciation(depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$135,783,743	$702,744,356	$43,628,538	$17,125,815	$229,611,308

Class 1 (unlimited shares authorized):
Net assets	$90,376,843	$304,352,893	$24,243,729	$17,125,815	$187,147,647
Shares of beneficial interest issued and outstanding	6,082,960	20,184,076	2,084,335	1,569,640	9,018,767
Net asset value, offering and redemption price per share	$14.86	$15.08	$11.63	$10.91	$20.75

Class 2 (unlimited shares authorized):
Net assets	$9,609,505	$53,046,108	$3,325,932	$—	$11,210,042
Shares of beneficial interest issued and outstanding	648,055	3,524,529	286,359	—	541,096
Net asset value, offering and redemption price per share	$14.83	$15.05	$11.61	$—	$20.72

Class 3 (unlimited shares authorized):
Net assets	$35,797,395	$345,345,355	$16,058,877	$—	$31,253,619
Shares of beneficial interest issued and outstanding	2,418,322	22,992,131	1,386,062	—	1,510,466
Net asset value, offering and redemption price per share	$14.80	$15.02	$11.59	$—	$20.69

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Investments at value (unaffiliated)*	$90,588,194	$1,313,408,453	$64,935,461	$408,793,311	$66,236,899
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	153,000	—	137,000	—	343,000

Total investments	90,741,194	1,313,408,453	65,072,461	408,793,311	66,579,899

Cash	754	1,093	614	741	465
Foreign cash*	—	2	—	—	11
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	23,260	402,489	23,773	3,947	361
Dividends and interest	108,839	1,360,041	234,501	206,315	63,980
Investments sold	1,001,032	4,874,086	—	9,150,307	239,254
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,858	4,269	2,815	3,270	2,831
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,909
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	91,877,937	1,320,050,433	65,334,164	418,157,891	66,889,710

LIABILITIES:
Payable for:
Fund shares redeemed	140,287	2,028,157	154,919	1,002,516	248,968
Investments purchased	937,530	602,298	—	7,798,827	102,684
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	61,753	831,699	34,407	223,157	51,583
Service fees — Class 2	996	11,004	966	3,719	328
Service fees — Class 3	6,840	134,394	6,753	30,757	12,017
Trustees’ fees and expenses	2,198	30,702	1,298	9,697	1,510
Other accrued expenses	40,601	213,245	35,403	83,801	39,420
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,190,205	3,851,499	233,746	9,152,474	456,510

NET ASSETS	$90,687,732	$1,316,198,934	$65,100,418	$409,005,417	$66,433,200

* Cost
Investments (unaffiliated)	$77,258,341	$921,940,744	$59,667,055	$360,137,384	$51,931,247

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$2	$—	$—	$11

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$119,896,330	$897,061,837	$73,760,094	$556,444,027	$73,585,422
Accumulated undistributed net investment income (loss)	751,096	16,347,597	2,236,796	2,213,102	88,155
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(43,289,547)	11,269,608	(16,164,878)	(198,307,639)	(21,548,208)
Unrealized appreciation (depreciation) on investments	13,329,853	391,467,709	5,268,406	48,655,927	14,305,652
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	52,183	—	—	2,179
Unrealized appreciation(depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$90,687,732	$1,316,198,934	$65,100,418	$409,005,417	$66,433,200

Class 1 (unlimited shares authorized):
Net assets	$51,821,060	$615,978,481	$27,147,383	$240,438,475	$9,054,512
Shares of beneficial interest issued and outstanding	4,420,795	26,361,150	3,297,945	10,109,956	1,010,280
Net asset value, offering and redemption price per share	$11.72	$23.37	$8.23	$23.78	$8.96

Class 2 (unlimited shares authorized):
Net assets	$7,596,471	$83,646,303	$7,330,137	$28,298,144	$2,482,561
Shares of beneficial interest issued and outstanding	649,334	3,587,883	892,168	1,193,663	280,179
Net asset value, offering and redemption price per share	$11.70	$23.31	$8.22	$23.71	$8.86

Class 3 (unlimited shares authorized):
Net assets	$31,270,201	$616,574,150	$30,622,898	$140,268,798	$54,896,127
Shares of beneficial interest issued and outstanding	2,678,244	26,509,724	3,737,311	5,946,879	6,235,071
Net asset value, offering and redemption price per share	$11.68	$23.26	$8.19	$23.59	$8.80

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

	MFS
	Massachusetts	Fundamental	Blue Chip		Small Company
	Investors Trust	Growth	Growth	Real Estate	Value

ASSETS:
Investments at value (unaffiliated)*	$313,326,543	$154,390,160	$76,535,905	$311,897,426	$205,464,501
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	203,000	2,734,000	—	—

Total investments	313,326,543	154,593,160	79,269,905	311,897,426	205,464,501

Cash	964	401	851	1,032	955
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	457,681	9,055	84,146	546,066	282,295
Dividends and interest	351,492	24,255	40,626	92,688	93,342
Investments sold	—	2,084,226	46,128	2,469,699	75,492
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,775	40,732	2,352	4,643	2,884
Due from investment adviser for expense reimbursements/fee waivers	—	6,761	8,270	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	314,141,455	156,758,590	79,452,278	315,011,554	205,919,469

LIABILITIES:
Payable for:
Fund shares redeemed	534,868	372,237	217,392	679,848	542,141
Investments purchased	—	2,662,398	32,300	—	99,603
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	189,041	114,546	47,560	205,708	180,266
Service fees — Class 2	1,778	434	585	1,430	—
Service fees — Class 3	49,975	19,184	13,553	54,553	44,379
Trustees’ fees and expenses	5,938	3,539	1,361	6,006	4,000
Other accrued expenses	69,384	48,037	49,209	63,613	51,201
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	850,984	3,220,375	361,960	1,011,158	921,590

NET ASSETS	$313,290,471	$153,538,215	$79,090,318	$314,000,396	$204,997,879

* Cost
Investments (unaffiliated)	$266,701,152	$132,041,966	$70,395,698	$265,134,387	$181,126,054

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

	MFS
	Massachusetts	Fundamental	Blue Chip		Small Company
	Investors Trust	Growth	Growth	Real Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$278,192,758	$188,621,407	$74,861,066	$306,195,186	$187,132,993
Accumulated undistributed net investment income (loss)	2,879,901	(214,649)	1,648	5,128,363	651,658
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(14,409,427)	(57,216,737)	(1,912,603)	(44,085,512)	(7,125,219)
Unrealized appreciation (depreciation) on investments	46,625,391	22,348,194	6,140,207	46,763,039	24,338,447
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	1,848	—	—	(680)	—
Unrealized appreciation(depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$313,290,471	$153,538,215	$79,090,318	$314,000,396	$204,997,879

Class 1 (unlimited shares authorized):
Net assets	$66,821,096	$63,064,338	$11,891,587	$47,797,684	$4,066,054
Shares of beneficial interest issued and outstanding	4,594,697	3,712,157	1,572,121	3,647,202	242,701
Net asset value, offering and redemption price per share	$14.54	$16.99	$7.56	$13.11	$16.75

Class 2 (unlimited shares authorized):
Net assets	$13,665,823	$3,310,568	$4,443,109	$11,048,474	$—
Shares of beneficial interest issued and outstanding	940,996	196,640	588,263	846,394	—
Net asset value, offering and redemption price per share	$14.52	$16.84	$7.55	$13.05	$—

Class 3 (unlimited shares authorized):
Net assets	$232,803,552	$87,163,309	$62,755,622	$255,154,238	$200,931,825
Shares of beneficial interest issued and outstanding	16,064,982	5,216,590	8,329,870	19,618,053	12,080,195
Net asset value, offering and redemption price per share	$14.49	$16.71	$7.53	$13.01	$16.63

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Investments at value (unaffiliated)*	$179,387,623	$71,958,984	$192,111,711	$107,358,018	$38,957,222
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,731,000	—	8,154,000	1,189,000

Total investments	179,387,623	73,689,984	192,111,711	115,512,018	40,146,222

Cash	40,580	6,774	738	163	935
Foreign cash*	—	—	—	7	267,366
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	205,679	9,110	401,066	115,541	21,572
Dividends and interest	20,025	11,069	8,906	81,459	16,860
Investments sold	6,344,414	433,778	1,340,276	—	113,995
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,484	120,871	5,287	2,845	4,064
Due from investment adviser for expense reimbursements/fee waivers	—	28,748	—	—	3,515
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	186,001,805	74,300,334	193,867,984	115,712,033	40,574,529

LIABILITIES:
Payable for:
Fund shares redeemed	264,990	225,211	487,720	272,358	241,268
Investments purchased	3,640,171	2,460,795	4,207,533	—	979,220
Interest on securities sold short	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—
Investment advisory and management fees	126,329	47,913	125,062	84,151	35,153
Service fees — Class 2	2,744	529	765	2,224	512
Service fees — Class 3	24,138	4,342	36,688	16,813	5,298
Trustees’ fees and expenses	3,938	1,605	3,417	2,273	969
Other accrued expenses	51,991	37,303	54,277	41,271	34,501
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,114,301	2,777,698	4,915,462	419,090	1,296,921

NET ASSETS	$181,887,504	$71,522,636	$188,952,522	$115,292,943	$39,277,608

* Cost
Investments (unaffiliated)	$153,212,523	$70,710,640	$175,515,090	$88,711,850	$36,333,281

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$262,755

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$191,363,442	$144,958,965	$165,627,739	$95,468,984	$57,430,548
Accumulated undistributed net investment income (loss)	(356,249)	(110,152)	(703,504)	161,059	(119,179)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	(35,294,788)	(74,574,521)	7,431,666	1,016,732	(20,664,248)
Unrealized appreciation (depreciation) on investments	26,175,099	1,248,344	16,596,621	18,646,168	2,623,941
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	6,546
Unrealized appreciation(depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$181,887,504	$71,522,636	$188,952,522	$115,292,943	$39,277,608

Class 1 (unlimited shares authorized):
Net assets	$53,036,957	$48,018,142	$16,673,191	$19,540,820	$11,713,842
Shares of beneficial interest issued and outstanding	4,530,900	4,744,115	2,206,953	2,037,152	4,102,703
Net asset value, offering and redemption price per share	$11.71	$10.12	$7.55	$9.59	$2.86

Class 2 (unlimited shares authorized):
Net assets	$20,278,905	$3,984,707	$5,719,887	$17,022,981	$3,859,478
Shares of beneficial interest issued and outstanding	1,756,914	396,313	768,976	1,794,207	1,370,729
Net asset value, offering and redemption price per share	$11.54	$10.05	$7.44	$9.49	$2.82

Class 3 (unlimited shares authorized):
Net assets	$108,571,642	$19,519,787	$166,559,444	$78,729,142	$23,704,288
Shares of beneficial interest issued and outstanding	9,483,006	1,954,263	22,589,917	8,353,324	8,492,385
Net asset value, offering and redemption price per share	$11.45	$9.99	$7.37	$9.42	$2.79

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

ASSETS:
Investments at value (unaffiliated)*	$544,909,625	$349,786,930	$114,494,828	$285,650,578	$288,851,758	$565,720,787
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,390,987	262,000	20,623,000	—	21,148,000

Total investments	544,909,625	351,177,917	114,756,828	306,273,578	288,851,758	586,868,787

Cash	859	3,579,010	542	3,421	903,466	302
Foreign cash*	—	2,618	26,599	3,259,288	1,889,970	498,736
Due from broker	—	—	—	644,686	—	—
Receivable for:
Fund shares sold	537,580	104,700	75,870	53,026	107,850	685,213
Dividends and interest	289,269	808,484	145,791	574,391	695,313	967,315
Investments sold	6,947,049	2,075,594	2,995,970	3,162,821	265,290	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	9,107	4,196	2,918	3,150	18,828	3,230
Due from investment adviser for expense reimbursements/fee waivers	—	15,470	—	—	—	—
Variation margin on futures contracts	—	—	—	454,647	—	—
Unrealized appreciation on forward foreign currency contracts	—	3,462,973	—	1,395,789	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	552,693,489	361,230,962	118,004,518	315,824,797	292,732,475	589,023,583

LIABILITIES:
Payable for:
Fund shares redeemed	1,208,009	752,716	177,736	667,970	1,061,501	1,163,239
Investments purchased	10,790,801	1,850,366	2,395,716	—	744,184	—
Interest on securities sold short	—	—	—	—	—	—
Interest on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	439,757	285,745	84,848	227,942	276,260	411,135
Service fees — Class 2	3,230	1,586	1,039	3,516	1,445	4,171
Service fees — Class 3	113,823	54,962	7,045	46,348	39,756	119,194
Trustees’ fees and expenses	11,299	8,347	2,576	7,320	6,797	11,637
Other accrued expenses	92,214	104,337	61,934	114,466	355,253	122,373
Accrued foreign tax on capital gains	—	—	—	—	83,122	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,878,313	—	410,896	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	12,659,133	4,936,372	2,730,894	1,478,458	2,568,318	1,831,749

NET ASSETS	$540,034,356	$356,294,590	$115,273,624	$314,346,339	$290,164,157	$587,191,834

* Cost
Investments (unaffiliated)	$512,269,751	$316,272,686	$98,859,345	$254,071,521	$279,849,152	$519,432,536

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$2,606	$26,294	$3,198,163	$1,886,558	$489,403

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES (continued)
July 31, 2011 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$468,568,278	$471,242,585	$166,117,807	$305,184,122	$290,742,340	$552,159,918
Accumulated undistributed net investment income (loss)	1,273,876	13,554,281	1,595,857	7,901,964	2,033,175	15,058,218
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, and foreign exchange transactions	37,552,328	(163,621,724)	(68,078,087)	(31,755,566)	(11,535,094)	(26,360,987)
Unrealized appreciation (depreciation) on investments	32,639,874	33,514,244	15,635,483	31,579,057	9,002,606	46,288,251
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	366,360	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,605,204	2,564	1,070,402	4,252	46,434
Unrealized appreciation(depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(83,122)	—

NET ASSETS	$540,034,356	$356,294,590	$115,273,624	$314,346,339	$290,164,157	$587,191,834

Class 1 (unlimited shares authorized):
Net assets	$—	$90,925,040	$74,761,356	$72,695,247	$94,469,715	$—
Shares of beneficial interest issued and outstanding	—	9,642,516	5,152,693	7,750,837	10,287,846	—
Net asset value, offering and redemption price per share	$—	$9.43	$14.51	$9.38	$9.18	$—

Class 2 (unlimited shares authorized):
Net assets	$24,060,388	$12,173,102	$7,932,307	$27,216,115	$11,120,766	$31,916,098
Shares of beneficial interest issued and outstanding	1,393,503	1,288,819	549,086	2,920,984	1,221,937	2,198,962
Net asset value, offering and redemption price per share	$17.27	$9.45	$14.45	$9.32	$9.10	$14.51

Class 3 (unlimited shares authorized):
Net assets	$515,973,968	$253,196,448	$32,579,961	$214,434,977	$184,573,676	$555,275,735
Shares of beneficial interest issued and outstanding	29,973,094	26,894,199	2,262,256	23,057,652	20,396,523	38,318,451
Net asset value, offering and redemption price per share	$17.21	$9.41	$14.40	$9.30	$9.05	$14.49

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2011 (unaudited)

	Cash	Corporate	Global	High-Yield	Total Return
	Management	Bond	Bond	Bond	Bond

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$88,954	$—	$122,973	$3,348
Interest (unaffiliated)	427,623	34,546,969	4,858,079	12,495,384	11,401,668

Total investment income*	427,623	34,635,923	4,858,079	12,618,357	11,405,016

EXPENSES:
Investment advisory and management fees	801,201	2,707,002	945,716	914,534	2,103,181
Service fees:
Class 2	19,445	32,474	12,124	16,357	17,512
Class 3	244,073	950,040	253,910	195,761	695,154
Custodian and accounting fees	38,746	134,621	74,237	49,116	113,648
Reports to shareholders	23,688	88,096	26,553	25,483	69,992
Audit and tax fees	16,235	18,649	22,515	23,905	26,540
Legal fees	4,955	9,066	3,983	23,652	6,914
Trustees’ fees and expenses	8,774	29,495	8,586	8,487	21,263
Interest expense	—	—	—	980	—
Other expenses	7,577	10,636	5,530	5,603	7,542

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,164,694	3,980,079	1,353,154	1,263,878	3,061,746
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(1)	(70)	(46)	(92)	(705)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,164,693	3,980,009	1,353,108	1,263,786	3,061,041

Net investment income (loss)	(737,070)	30,655,914	3,504,971	11,354,571	8,343,975

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,709	9,735,182	8,798,496	2,885,564	(1,034,197)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	(784,574)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(4,028,657)	(533,146)	—	1,061,423
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,671,643)	—	(182,301)

Net realized gain (loss) on investments and foreign currencies	2,709	5,706,525	5,593,707	2,885,564	(939,649)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(4,445)	10,249,730	6,227,453	(1,942,951)	19,586,842
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	1,324,937	811,928	—	3,626,269
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,947,817	—	(2,408,648)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	(254,701)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(4,445)	11,574,667	8,987,198	(1,942,951)	20,549,762

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,736)	17,281,192	14,580,905	942,613	19,610,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(738,806)	$47,937,106	$18,085,876	$12,297,184	$27,954,088

* Net of foreign withholding taxes on interest and dividends of	$—	$4,456	$4,833	$—	$402

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Six Months Ended July 31, 2011 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$765,114	$5,249,996	$1,162,125	$180,994	$3,755,749
Interest (unaffiliated)	848,472	6,080,360	8,230	27	129

Total investment income*	1,613,586	11,330,356	1,170,355	181,021	3,755,878

EXPENSES:
Investment advisory and management fees	459,430	2,366,058	153,823	36,645	744,522
Service fees:
Class 2	7,799	41,735	2,516	—	8,904
Class 3	42,334	447,625	16,932	—	30,031
Custodian and accounting fees	64,089	123,573	64,314	29,912	42,706
Reports to shareholders	12,007	60,883	3,670	1,939	45,894
Audit and tax fees	15,723	15,729	14,796	14,794	14,797
Legal fees	2,261	7,320	2,609	3,158	7,379
Trustees’ fees and expenses	4,123	21,351	1,181	557	6,861
Interest expense	—	—	—	—	—
Other expenses	5,295	8,390	5,815	4,640	5,346

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	613,061	3,092,664	265,656	91,645	906,440
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	(41,258)	—
Custody credits earned on cash balances	(29)	(64)	(24)	—	(2)
Fees paid indirectly (Note 5)	(1,551)	(6,395)	(1,074)	—	(4,950)

Net expenses	611,481	3,086,205	264,558	50,387	901,488

Net investment income (loss)	1,002,105	8,244,151	905,797	130,634	2,854,390

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,698,851	11,625,164	1,544,360	96,416	5,092,548
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(8,698)	—	—	11,473	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	31,206	(347,414)	—	—

Net realized gain (loss) on investments and foreign currencies	6,690,153	11,656,370	1,196,946	107,889	5,092,548

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(4,832,779)	(6,134,133)	448,661	26,264	2,186,727
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(2,122)	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(40,694)	—	—	(7,471)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(10,457)	38,195	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(4,873,473)	(6,144,590)	486,856	16,671	2,186,727

Net realized and unrealized gain (loss) on investments and foreign currencies	1,816,680	5,511,780	1,683,802	124,560	7,279,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,818,785	$13,755,931	$2,589,599	$255,194	$10,133,665

* Net of foreign withholding taxes on interest and dividends of	$240	$68,253	$69,007	$3	$18,584

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Six Months Ended July 31, 2011 (unaudited)

		Davis
	Equity	Venture	‘‘Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$737,911	$12,538,118	$1,141,422	$2,357,462	$502,060
Interest (unaffiliated)	67	13,447	56	89	12

Total investment income*	737,978	12,551,565	1,141,478	2,357,551	502,072

EXPENSES:
Investment advisory and management fees	372,515	4,991,435	194,693	1,342,547	304,095
Service fees:
Class 2	6,028	67,440	5,738	22,485	1,930
Class 3	41,125	791,333	36,962	186,254	70,557
Custodian and accounting fees	21,282	199,023	17,073	59,078	22,609
Reports to shareholders	14,972	119,122	6,450	36,462	5,773
Audit and tax fees	14,796	14,797	14,789	14,797	14,799
Legal fees	5,618	9,623	2,715	4,502	3,166
Trustees’ fees and expenses	2,936	42,822	2,064	13,478	2,086
Interest expense	9	—	316	783	15
Other expenses	5,076	10,341	4,873	6,496	4,897

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	484,357	6,245,936	285,673	1,686,882	429,927
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(17,159)
Custody credits earned on cash balances	(16)	(4)	—	(3)	(1)
Fees paid indirectly (Note 5)	—	(11,240)	—	(3,842)	—

Net expenses	484,341	6,234,692	285,673	1,683,037	412,767

Net investment income (loss)	253,637	6,316,873	855,805	674,514	89,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,113,231	44,575,765	2,376,603	32,634,403	1,831,519
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,069)	87,443	—	(32)	4,335

Net realized gain (loss) on investments and foreign currencies	3,112,162	44,663,208	2,376,603	32,634,371	1,835,854

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,323,537)	(58,861,080)	1,036,167	(29,890,961)	(60,808)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	22,719	—	—	(328)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(3,323,537)	(58,838,361)	1,036,167	(29,890,961)	(61,136)

Net realized and unrealized gain (loss) on investments and foreign currencies	(211,375)	(14,175,153)	3,412,770	2,743,410	1,774,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,262	$(7,858,280)	$4,268,575	$3,417,924	$1,864,023

* Net of foreign withholding taxes on interest and dividends of	$860	$357,679	$—	$3,245	$15,924

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Six Months Ended July 31, 2011 (unaudited)

	MFS Massachusetts				Small
	Investors	Fundamental	Blue Chip		Company
	Trust	Growth	Growth	Real Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$2,673,369	$582,929	$356,079	$4,213,889	$1,469,836
Interest (unaffiliated)	3,104	48	110	27,849	1,148

Total investment income*	2,676,473	582,977	356,189	4,241,738	1,470,984

EXPENSES:
Investment advisory and management fees	1,050,211	675,760	256,386	1,157,643	1,001,810
Service fees:
Class 2	10,675	2,569	3,536	8,455	—
Class 3	270,297	112,514	71,771	304,783	245,095
Custodian and accounting fees	62,627	27,760	43,188	41,712	32,319
Reports to shareholders	29,706	14,086	7,860	28,689	20,247
Audit and tax fees	14,789	14,797	14,799	14,794	14,789
Legal fees	4,002	3,246	2,802	4,176	3,510
Trustees’ fees and expenses	9,366	4,992	2,342	8,899	6,534
Interest expense	—	—	—	—	—
Other expenses	5,828	5,226	5,419	5,903	5,570

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,457,501	860,950	408,103	1,575,054	1,329,874
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(39,911)	(21,457)	—	—
Custody credits earned on cash balances	(54)	(2)	(13)	(2)	(17)
Fees paid indirectly (Note 5)	(6,546)	(23,411)	(1,539)	—	—

Net expenses	1,450,901	797,626	385,094	1,575,052	1,329,857

Net investment income (loss)	1,225,572	(214,649)	(28,905)	2,666,686	141,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,607,649	11,005,913	2,884,761	23,794,590	3,765,127
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,973)	54	—	(550)	—

Net realized gain (loss) on investments and foreign currencies	4,600,676	11,005,967	2,884,761	23,794,040	3,765,127

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(622,049)	(7,920,705)	(1,767,048)	(3,301,033)	(10,486,274)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(9,156)	(32)	—	847	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(631,205)	(7,920,737)	(1,767,048)	(3,300,186)	(10,486,274)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,969,471	3,085,230	1,117,713	20,493,854	(6,721,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,195,043	$2,870,581	$1,088,808	$23,160,540	$(6,580,020)

* Net of foreign withholding taxes on interest and dividends of	$63,361	$—	$443	$—	$415

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Six Months Ended July 31, 2011 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$604,972	$162,284	$249,472	$619,492	$155,750
Interest (unaffiliated)	143	75	660	526	121

Total investment income*	605,115	162,359	250,132	620,018	155,871

EXPENSES:
Investment advisory and management fees	734,786	280,218	681,198	469,499	218,779
Service fees:
Class 2	17,038	3,235	4,250	13,509	3,231
Class 3	135,940	23,966	199,220	90,275	32,056
Custodian and accounting fees	32,150	21,141	43,253	23,845	18,923
Reports to shareholders	18,451	6,784	19,205	10,712	3,967
Audit and tax fees	14,789	14,796	14,799	14,799	14,799
Legal fees	3,373	2,379	3,380	3,313	2,680
Trustees’ fees and expenses	6,169	2,384	5,800	3,552	1,437
Interest expense	5	—	—	—	—
Other expenses	5,342	4,913	5,464	5,374	6,302

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	968,043	359,816	976,569	634,878	302,174
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(85,030)	—	—	(21,878)
Custody credits earned on cash balances	(8)	(3)	(6)	—	(1)
Fees paid indirectly (Note 5)	(6,550)	(2,272)	(22,927)	(49)	(6,821)

Net expenses	961,485	272,511	953,636	634,829	273,474

Net investment income (loss)	(356,370)	(110,152)	(703,504)	(14,811)	(117,603)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,694,449	17,274,616	13,400,570	7,485,087	464,320
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	224	(497)	4,299

Net realized gain (loss) on investments and foreign currencies	18,694,449	17,274,616	13,400,794	7,484,590	468,619

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(14,647,846)	(16,698,026)	(7,250,696)	(3,893,595)	(1,746,259)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	1	2,923
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(14,647,846)	(16,698,026)	(7,250,696)	(3,893,594)	(1,743,336)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,046,603	576,590	6,150,098	3,590,996	(1,274,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,690,233	$466,438	$5,446,594	$3,576,185	$(1,392,320)

* Net of foreign withholding taxes on interest and dividends of	$469	$1,185	$2,223	$—	$6,495

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF OPERATIONS (continued)
For the Six Months Ended July 31, 2011 (unaudited)

		International		International
	Small & Mid	Growth and	Global	Diversified	Emerging	Foreign
	Cap Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$3,930,297	$7,229,160	$1,531,846	$5,934,653	$3,299,174	$12,582,875
Interest (unaffiliated)	808	2,308	—	5,053	413	6,356

Total investment income*	3,931,105	7,231,468	1,531,846	5,939,706	3,299,587	12,589,231

EXPENSES:
Investment advisory and management fees	2,530,088	1,722,322	501,413	1,369,477	1,647,617	2,363,864
Service fees:
Class 2	20,066	9,739	6,258	21,289	8,861	25,671
Class 3	652,140	332,247	40,566	278,692	232,600	681,530
Custodian and accounting fees	71,273	129,891	75,545	179,044	300,934	164,763
Reports to shareholders	52,862	32,609	10,732	28,209	27,451	57,220
Audit and tax fees	14,797	18,620	18,620	18,807	18,509	18,713
Legal fees	5,501	4,760	3,002	4,028	4,207	5,352
Trustees’ fees and expenses	17,507	11,295	3,719	10,015	9,921	17,851
Interest expense	—	132	237	—	4,517	—
Other expenses	9,010	8,691	7,140	8,728	8,358	7,370

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,373,244	2,270,306	667,232	1,918,289	2,262,975	3,342,334
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(93,698)	—	—	—	—
Custody credits earned on cash balances	(46)	(113)	—	(3)	(104)	(4)
Fees paid indirectly (Note 5)	(27,023)	(6,282)	(818)	—	(50,674)	—

Net expenses	3,346,175	2,170,213	666,414	1,918,286	2,212,197	3,342,330

Net investment income (loss)	584,930	5,061,255	865,432	4,021,420	1,087,390	9,246,901

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	52,487,557	16,335,127	8,613,559	8,229,595	14,384,235	8,847,345
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(1,946,559)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	393,753	6,236	1,341,274	(335,272)	145,366

Net realized gain (loss) on investments and foreign currencies	52,487,557	16,728,880	8,619,795	7,624,310	14,048,963	8,992,711

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(63,197,389)	(21,386,189)	(8,112,636)	(6,971,063)	(18,832,638)	(16,441,257)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	145,669	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	2,615,828	(1,596)	514,860	2,899	17,268
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(83,122)	—

Net unrealized gain (loss) on investments and foreign currencies	(63,197,389)	(18,770,361)	(8,114,232)	(6,310,534)	(18,912,861)	(16,423,989)

Net realized and unrealized gain (loss) on investments and foreign currencies	(10,709,832)	(2,041,481)	505,563	1,313,776	(4,863,898)	(7,431,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,124,902)	$3,019,774	$1,370,995	$5,335,196	$(3,776,508)	$1,815,623

* Net of foreign withholding taxes on interest and dividends of	$26,776	$724,498	$105,619	$647,797	$345,530	$1,448,579

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$(992)	$—

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(737,070)	$(1,682,310)	$30,655,914	$62,691,040	$3,504,971	$5,176,070
Net realized gain (loss) on investments and foreign currencies	2,709	(4,904,984)	5,706,525	13,660,096	5,593,707	6,597,819
Net unrealized gain (loss) on investments and foreign currencies	(4,445)	5,042,404	11,574,667	16,823,756	8,987,198	1,390,098

Net increase (decrease) in net assets resulting from operations	(738,806)	(1,544,890)	47,937,106	93,174,892	18,085,876	13,163,987

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(15,829,291)	—	(3,521,448)
Net investment income — Class 2	—	—	—	(2,982,648)	—	(691,971)
Net investment income — Class 3	—	—	—	(43,683,827)	—	(6,873,120)
Net realized gain on securities — Class 1	—	—	—	—	—	(1,546,461)
Net realized gain on securities — Class 2	—	—	—	—	—	(315,697)
Net realized gain on securities — Class 3	—	—	—	—	—	(3,176,092)

Total distributions to shareholders	—	—	—	(62,495,766)	—	(16,124,789)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	13,670,882	(118,071,132)	(21,464,121)	4,837,578	7,547,406	23,618,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,932,076	(119,616,022)	26,472,985	35,516,704	25,633,282	20,675,923

NET ASSETS:
Beginning of period	363,612,092	483,228,114	1,026,880,780	991,364,076	289,698,307	269,040,384

End of period†	$376,544,168	$363,612,092	$1,053,353,765	$1,026,880,780	$315,331,589	$289,698,307

† Includes accumulated undistributed net investment income (loss)	$(737,070)	$—	$92,147,035	$61,491,121	$10,684,263	$7,179,292

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond		Balanced
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$11,354,571	$22,586,297	$8,343,975	$11,523,108	$1,002,105	$2,260,654
Net realized gain (loss) on investments and foreign currencies	2,885,564	10,351,537	(939,649)	13,760,913	6,690,153	12,815,122
Net unrealized gain (loss) on investments and foreign currencies	(1,942,951)	8,686,600	20,549,762	(5,596,333)	(4,873,473)	3,816,743

Net increase (decrease) in net assets resulting from operations	12,297,184	41,624,434	27,954,088	19,687,688	2,818,785	18,892,519

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(11,306,673)	—	(3,586,989)	—	(1,806,129)
Net investment income — Class 2	—	(2,121,652)	—	(710,858)	—	(202,729)
Net investment income — Class 3	—	(13,949,884)	—	(10,576,296)	—	(446,868)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(27,378,209)	—	(14,874,143)	—	(2,455,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(20,423,333)	(5,751,310)	102,342,533	209,433,916	(4,837,529)	(5,340,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,126,149)	8,494,915	130,296,621	214,247,438	(2,018,744)	11,096,335

NET ASSETS:
Beginning of period	293,531,995	285,037,080	643,622,349	429,374,911	137,802,487	126,706,152

End of period†	$285,405,846	$293,531,995	$773,918,970	$643,622,349	$135,783,743	$137,802,487

† Includes accumulated undistributed net investment income (loss)	$32,306,642	$20,952,071	$18,940,004	$10,596,029	$3,328,051	$2,325,946

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$8,244,151	$16,927,481	$905,797	$1,083,442	$130,634	$255,782
Net realized gain (loss) on investments and foreign currencies	11,656,370	14,234,250	1,196,946	(16,977)	107,889	(278,465)
Net unrealized gain (loss) on investments and foreign currencies	(6,144,590)	57,166,940	486,856	5,935,503	16,671	3,496,048

Net increase (decrease) in net assets resulting from operations	13,755,931	88,328,671	2,589,599	7,001,968	255,194	3,473,365

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(9,581,332)	—	(642,319)	—	(286,244)
Net investment income — Class 2	—	(1,596,431)	—	(85,082)	—	—
Net investment income — Class 3	—	(9,593,039)	—	(277,826)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(20,770,802)	—	(1,005,227)	—	(286,244)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(63,957,495)	(90,123,610)	2,761,295	(4,072,867)	(1,692,172)	(1,653,686)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,201,564)	(22,565,741)	5,350,894	1,923,874	(1,436,978)	1,533,435

NET ASSETS:
Beginning of period	752,945,920	775,511,661	38,277,644	36,353,770	18,562,793	17,029,358

End of period†	$702,744,356	$752,945,920	$43,628,538	$38,277,644	$17,125,815	$18,562,793

† Includes accumulated undistributed net investment income (loss)	$25,532,176	$17,288,025	$2,034,213	$1,128,416	$388,567	$257,933

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,854,390	$2,115,789	$253,637	$624,616	$6,316,873	$10,085,383
Net realized gain (loss) on investments and foreign currencies	5,092,548	43,793,382	3,112,162	10,777,217	44,663,208	58,990,729
Net unrealized gain (loss) on investments and foreign currencies	2,186,727	(8,877,720)	(3,323,537)	8,080,560	(58,838,361)	155,145,399

Net increase (decrease) in net assets resulting from operations	10,133,665	37,031,451	42,262	19,482,393	(7,858,280)	224,221,511

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,786,980)	—	(397,188)	—	(4,998,388)
Net investment income — Class 2	—	(95,788)	—	(46,891)	—	(574,083)
Net investment income — Class 3	—	(139,964)	—	(152,906)	—	(3,222,537)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(2,022,732)	—	(596,985)	—	(8,795,008)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,521,363)	(36,911,626)	(9,314,685)	(17,680,700)	(87,811,231)	(165,148,456)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,612,302	(1,902,907)	(9,272,423)	1,204,708	(95,669,511)	50,278,047

NET ASSETS:
Beginning of period	226,999,006	228,901,913	99,960,155	98,755,447	1,411,868,445	1,361,590,398

End of period†	$229,611,308	$226,999,006	$90,687,732	$99,960,155	$1,316,198,934	$1,411,868,445

† Includes accumulated undistributed net investment income (loss)	$4,984,265	$2,129,875	$751,096	$497,459	$16,347,597	$10,030,724

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	‘‘Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$855,805	$1,380,991	$674,514	$1,652,390	$89,305	$(89,707)
Net realized gain (loss) on investments and foreign currencies	2,376,603	2,843,458	32,634,371	32,380,229	1,835,854	1,493,109
Net unrealized gain (loss) on investments and foreign currencies	1,036,167	4,250,221	(29,890,961)	48,660,107	(61,136)	9,328,074

Net increase (decrease) in net assets resulting from operations	4,268,575	8,474,670	3,417,924	82,692,726	1,864,023	10,731,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(715,758)	—	(2,056,608)	—	—
Net investment income — Class 2	—	(192,530)	—	(212,612)	—	—
Net investment income — Class 3	—	(487,986)	—	(924,100)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(1,396,274)	—	(3,193,320)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	894,579	6,533,568	(41,627,883)	(72,349,394)	(4,923,709)	(7,699,005)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,163,154	13,611,964	(38,209,959)	7,150,012	(3,059,686)	3,032,471

NET ASSETS:
Beginning of period	59,937,264	46,325,300	447,215,376	440,065,364	69,492,886	66,460,415

End of period†	$65,100,418	$59,937,264	$409,005,417	$447,215,376	$66,433,200	$69,492,886

† Includes accumulated undistributed net investment income (loss)	$2,236,796	$1,380,991	$2,213,102	$1,538,588	$88,155	$(1,150)

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,225,572	$1,658,672	$(214,649)	$(524,275)	$(28,905)	$30,441
Net realized gain (loss) on investments and foreign currencies	4,600,676	5,961,837	11,005,967	18,472,269	2,884,761	3,360,270
Net unrealized gain (loss) on investments and foreign currencies	(631,205)	30,642,121	(7,920,737)	18,405,964	(1,767,048)	6,134,435

Net increase (decrease) in net assets resulting from operations	5,195,043	38,262,630	2,870,581	36,353,958	1,088,808	9,525,146

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(659,393)	—	—	—	(33,449)
Net investment income — Class 2	—	(119,371)	—	—	—	(7,094)
Net investment income — Class 3	—	(1,218,093)	—	—	—	(26,377)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(1,996,857)	—	—	—	(66,920)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	28,960,740	38,237,498	(10,603,890)	(21,041,356)	13,881,830	18,473,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,155,783	74,503,271	(7,733,309)	15,312,602	14,970,638	27,931,865

NET ASSETS:
Beginning of period	279,134,688	204,631,417	161,271,524	145,958,922	64,119,680	36,187,815

End of period†	$313,290,471	$279,134,688	$153,538,215	$161,271,524	$79,090,318	$64,119,680

† Includes accumulated undistributed net investment income (loss)	$2,879,901	$1,654,329	$(214,649)	$—	$1,648	$30,553

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

			Small Company		Mid-Cap
	Real Estate		Value		Growth
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,666,686	$2,461,677	$141,127	$510,531	$(356,370)	$(435,677)
Net realized gain (loss) on investments and foreign currencies	23,794,040	19,976,234	3,765,127	2,316,372	18,694,449	18,652,028
Net unrealized gain (loss) on investments and foreign currencies	(3,300,186)	38,602,626	(10,486,274)	41,435,957	(14,647,846)	26,887,220

Net increase (decrease) in net assets resulting from operations	23,160,540	61,040,537	(6,580,020)	44,262,860	3,690,233	45,103,571

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(829,415)	—	(25,050)	—	—
Net investment income — Class 2	—	(188,713)	—	—	—	—
Net investment income — Class 3	—	(3,279,321)	—	(681,544)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(4,297,449)	—	(706,594)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	5,681,245	15,141,635	24,462,365	19,419,098	(4,073,917)	(5,630,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,841,785	71,884,723	17,882,345	62,975,364	(383,684)	39,473,322

NET ASSETS:
Beginning of period	285,158,611	213,273,888	187,115,534	124,140,170	182,271,188	142,797,866

End of period†	$314,000,396	$285,158,611	$204,997,879	$187,115,534	$181,887,504	$182,271,188

† Includes accumulated undistributed net investment income (loss)	$5,128,363	$2,461,677	$651,658	$510,531	$(356,249)	$121

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(110,152)	$(32,251)	$(703,504)	$(826,285)	$(14,811)	$175,870
Net realized gain (loss) on investments and foreign currencies	17,274,616	7,178,181	13,400,794	19,161,632	7,484,590	8,132,204
Net unrealized gain (loss) on investments and foreign currencies	(16,698,026)	9,399,368	(7,250,696)	17,177,831	(3,893,594)	11,448,516

Net increase (decrease) in net assets resulting from operations	466,438	16,545,298	5,446,594	35,513,178	3,576,185	19,756,590

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(80,731)
Net investment income — Class 2	—	—	—	—	—	(52,250)
Net investment income — Class 3	—	—	—	—	—	(113,606)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	—	—	(246,587)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,376,413)	(6,120,789)	21,887,178	27,024,933	6,852,565	4,782,280

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,909,975)	10,424,509	27,333,772	62,538,111	10,428,750	24,292,283

NET ASSETS:
Beginning of period	74,432,611	64,008,102	161,618,750	99,080,639	104,864,193	80,571,910

End of period†	$71,522,636	$74,432,611	$188,952,522	$161,618,750	$115,292,943	$104,864,193

† Includes accumulated undistributed net investment income (loss)	$(110,152)	$—	$(703,504)	$—	$161,059	$175,870

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

					International
			Small & Mid		Growth and
	Technology		Cap Value		Income
	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(117,603)	$(314,085)	$584,930	$688,946	$5,061,255	$5,920,276
Net realized gain (loss) on investments and foreign currencies	468,619	10,941,200	52,487,557	43,020,893	16,728,880	26,987,860
Net unrealized gain (loss) on investments and foreign currencies	(1,743,336)	1,120,512	(63,197,389)	81,274,094	(18,770,361)	23,230,822

Net increase (decrease) in net assets resulting from operations	(1,392,320)	11,747,627	(10,124,902)	124,983,933	3,019,774	56,138,958

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(3,970,148)
Net investment income — Class 2	—	—	—	(61,850)	—	(507,594)
Net investment income — Class 3	—	—	—	(840,297)	—	(9,816,703)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(902,147)	—	(14,294,445)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,238,807)	(4,923,735)	22,180,019	12,580,927	(31,241,147)	(23,365,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,631,127)	6,823,892	12,055,117	136,662,713	(28,221,373)	18,479,447

NET ASSETS:
Beginning of period	45,908,735	39,084,843	527,979,239	391,316,526	384,515,963	366,036,516

End of period†	$39,277,608	$45,908,735	$540,034,356	$527,979,239	$356,294,590	$384,515,963

† Includes accumulated undistributed net investment income (loss)	$(119,179)	$(1,576)	$1,273,876	$688,946	$13,554,281	$8,493,026

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Global Equities		International Diversified
	Portfolio		Equities Portfolio
	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$865,432	$843,436	$4,021,420	$3,818,315
Net realized gain (loss) on investments and foreign currencies	8,619,795	7,128,913	7,624,310	3,944,694
Net unrealized gain (loss) on investments and foreign currencies	(8,114,232)	14,043,673	(6,310,534)	40,052,881

Net increase (decrease) in net assets resulting from operations	1,370,995	22,016,022	5,335,196	47,815,890

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,293,765)	—	(3,081,741)
Net investment income — Class 2	—	(123,853)	—	(1,135,003)
Net investment income — Class 3	—	(383,692)	—	(8,301,020)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(1,801,310)	—	(12,517,764)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,370,438)	(9,267,014)	(28,044,448)	(25,853,129)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,999,443)	10,947,698	(22,709,252)	9,444,997

NET ASSETS:
Beginning of period	119,273,067	108,325,369	337,055,591	327,610,594

End of period†	$115,273,624	$119,273,067	$314,346,339	$337,055,591

† Includes accumulated undistributed net investment income (loss)	$1,595,857	$730,425	$7,901,964	$3,880.544

See Notes to Financial Statements

SunAmerica Series Trust
STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	Portfolio		Portfolio
	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2011	January 31,	2011	January 31,
	(unaudited)	2011	(unaudited)	2011

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,087,390	$1,414,254	$9,246,901	$7,819,301
Net realized gain (loss) on investments and foreign currencies	14,048,963	46,005,560	8,992,711	9,343,817
Net unrealized gain (loss) on investments and foreign currencies	(18,912,861)	14,944,511	(16,423,989)	43,925,441

Net increase (decrease) in net assets resulting from operations	(3,776,508)	62,364,325	1,815,623	61,088,559

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,447,769)	—	—
Net investment income — Class 2	—	(152,095)	—	(633,184)
Net investment income — Class 3	—	(2,035,630)	—	(8,003,260)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(3,635,494)	—	(8,636,444)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,197,776)	(9,024,668)	33,456,761	73,788,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,974,284)	49,704,163	35,272,384	126,240,438

NET ASSETS:
Beginning of period	309,138,441	259,434,277	551,919,450	425,679,012

End of period†	$290,164,157	$309,138,441	$587,191,834	$551,919,450

† Includes accumulated undistributed net investment income (loss)	$2,033,175	$(1,562,228)	$15,058,218	$6,147,258

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, American General Life Insurance Company, a Texas corporation, American General Life Insurance Company of Delaware, a Delaware corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SAAL and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. American General Life Insurance Company of Delaware, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swaps contracts are marked to market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2011, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables present the value of derivatives held as of July 31, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended July 31, 2011:

Corporate Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(4,028,657)	$1,324,937

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $36,383,203

	Global Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$482,934	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	2,325,350	Unrealized depreciation on swap contracts	2,730,101
Credit contracts(4)	Unrealized appreciation on swap contracts	17,943	Unrealized depreciation on swap contracts	39,528
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	1,891,229	Unrealized depreciation on forward foreign currency contracts	1,505,768

		$4,717,456		$4,275,397

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(562,743)	$852,623
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	29,597	(40,695)
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,998,700)	1,934,157

		$(3,531,846)	$2,746,085

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $243,446,952

(3)	The average notional amount outstanding for interest rate swap contracts was $507,007,623

(4)	The average notional amount outstanding for credit default swap contracts was $16,991,103

(5)	The average notional amount outstanding for forward foreign currency contracts was $237,763,798

(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $891,811 as reported in the Portfolio of Investments

	Total Return Bond
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts(2)(3)(4)(7)(8)(9)	Variation margin on futures contracts	$259,592	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	327,425	Unrealized depreciation on swap contracts	268,921
	Call and put options written, at value	—	Call and put options written, at value	275,165
	Call and put options purchased, at value	9,354	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	162,632	Unrealized depreciation on swap contracts	48,390
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	1,471,662	Unrealized depreciation on forward foreign currency contracts	4,272,051

		$2,230,665		$4,864,527

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts(2)(3)(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,180,568	$3,379,354
Interest rate contracts(7)(11)	Net realized gain (loss) on investments (unaffiliated) (includes purchased options)/Change in unrealized appreciation (depreciation) on investments (unaffiliated)(includes purchased options)	—	(39,530)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(176,952)	263,040
Foreign exchange contracts(6)(10)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	57,807	(16,125)
	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,800,217)	(2,432,234)

		$(738,794)	$1,154,505

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $549,781,364

(3)	The average notional amount outstanding for interest rate swap contracts was $17,395,129

(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $95,085,323

(5)	The average notional amount outstanding for credit default swap contracts was $7,766,667

(6)	The average notional amount outstanding for forward foreign currency contracts was $131,044,362

(7)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $8,800,000

(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $2,188,452 as reported in the Portfolio of Investments

(9)	Call and put options purchased are included in Investments at value (unaffiliated)

(10)	The average notional amount outstanding for written call options contracts on currency contracts was $416,667

(11)	The net realized gain (loss) and the change in unrealized appreciation (depreciation) on purchased options contracts is included in the net realized gain (loss) on investments (unaffiliated) and change in unrealized appreciation (depreciation) investments (unaffiliated), respectively.

	Balanced
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,620
Interest rate contracts(3)(4)	Variation margin on futures contracts	11,073	Variation margin on futures contracts	—

		$11,073		$6,620

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$23,135	$(1,942)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(31,833)	(38,752)

		$(8,698)	$(40,694)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures was $441,302

(3)	The average value outstanding for interest rate futures was $8,634,805

(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $2,092 as reported in the Portfolio of Investments.

Telecom Utility
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$19,062	Unrealized depreciation on forward foreign currency contracts	$151,949

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(325,693)	$38,297

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional par amount outstanding for forward foreign currency contracts was $4,651,440

Equity Index
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,100

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$11,473	$(7,471)

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $331,442

(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $6,118 as reported in the Portfolio of Investments

International Growth and Income
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$3,462,973	Unrealized depreciation on forward foreign currency contracts	$1,878,313

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$368,151	$2,625,873

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $197,843,773

	International Diversified Equities
	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Derivative Contracts(1)	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts(2)(4)	Variation margin on futures contracts	$454,647	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	1,395,789	Unrealized depreciation on forward foreign currency contracts	410,896

		$1,850,436		$410,896

			Change in Unrealized Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
Derivative Contracts(1)	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(1,946,559)	$145,669
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	779,500	537,152

		$(1,167,059)	$682,821

(1)	The Portfolio’s derivative contracts held during the period ended July 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $33,997,806

(3)	The average notional amount outstanding for forward foreign currency contracts was $63,156,679

(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $366,360 as reported in the Portfolio of Investments

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge exposure to benchmark currency allocations or to enhance return. During the period ended July 31, 2011, the Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, the following Portfolios had open forward contracts: Global Bond Portfolio,

Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

At July 31, 2011, the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio include amounts set aside for margin requirements for open forward foreign currency contracts.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended July 31, 2011, the Corporate Bond Portfolio used futures contracts to hedge against changes in interest rates, and prices of bonds or other instruments. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, manage duration and yield curve positioning and hedge against changes in interest rates. The Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets or to hedge against changes in interest rates, or prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, the following Portfolios had open futures contracts: Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price. A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter. The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At July 31, 2011, the due from broker amount as disclosed in the Statement of Assets and Liabilities for the International Diversified Equities Portfolio include amounts set aside for margin requirements for open futures contracts.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2011, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, the Total Return Bond Portfolio had open option contracts. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market. Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

For the period ended July 31, 2011 the following Portfolio had options written:

	Written Options
	Total Return Bond
	Portfolio
	Number of	Notional	Premiums
	Contracts	Amounts	Received

Options outstanding as of January 31, 2011	140	$136,600,000	$1,013,281
Options written	664	6,000,000	316,715
Options terminated in closing purchase transactions	(664)	(90,500,000)	(872,643)
Options exercised	—	—	—
Options expired (written)	—	(2,500,000)	(21,125)

Options outstanding as of July 31, 2011	140	$49,600,000	$436,228

Swap Contracts:  Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended July 31, 2011, the Global Bond and Total Return Bond Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps. Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2011 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, none of the Portfolios had open equity swaps. Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty. The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended July 31, 2011, the Global Bond and Total Return Bond Portfolios used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2011, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

At July 31, 2011, the due from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond Portfolio include amounts set aside for margin requirements for open swap contracts.

At July 31, 2011, the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio include amounts set aside for margin requirements for open swap contacts.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of July 31, 2011, none of the Portfolios had open structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds). The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Principal
Amount
	Percentage
Portfolio	Interest

High Yield Bond	0.69%	$2,409,000
Equity Index	0.08	268,000
“Dogs” of Wall Street	0.04	137,000
Blue Chip Growth	0.78	2,734,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 29, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $348,908,000, a repurchase price of $348,908,291 and a maturity date of August 1, 2011. The repurchase agreement is collateralized by the following:

		Value
	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount

U.S. Treasury Notes	0.20%	04/30/2017	$175,880,000	$175,528,240
U.S. Treasury Notes	1.50	12/31/2013	100,000,000	102,625,000
U.S. Treasury Notes	2.63	02/29/2016	50,475,000	54,197,531
U.S. Treasury Notes	2.63	06/30/2014	22,180,000	23,538,525

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the period ended July 31, 2011, the Total Return Bond and the Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended July 31, 2011, the Total Return Bond and Balanced Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $(47,898) and $409,267 respectively.

At July 31, 2011, the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio include amounts set aside for margin requirements for open TBA mortgage-backed securities.

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2011
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$—	$(5,702,703)	$(41,355)	$—	$—
Corporate Bond	62,232,292	5,405,250	67,669,109	62,495,766	—
Global Bond	8,846,168	2,050,019	14,865,063	14,037,195	2,087,594
High-Yield Bond	22,173,115	(41,361,387)	(5,743,516)	27,378,209	—
Total Return Bond	15,587,193	3,667,553	(276,743)	14,874,143	—
Balanced	2,330,101	(53,943,732)	6,002,478	2,455,726	—
MFS Total Return	17,288,267	(151,540,011)	81,578,358	20,770,802	—
Telecom Utility	957,333	(17,712,606)	4,739,921	1,005,227	—
Equity Index	256,032	(3,618,105)	461,157	286,244	—
Growth-Income	2,122,159	(7,247,670)	13,624,344	2,022,732	—
Equity Opportunities	497,459	(46,228,974)	16,480,651	596,985	—
Davis Venture Value	15,406,039	(33,256,964)	447,888,427	8,795,008	—
“Dogs” of Wall Street	1,380,991	(16,986,075)	2,676,831	1,396,274	—
Alliance Growth	1,538,588	(221,750,438)	69,355,315	3,193,320	—
Capital Growth	—	(22,318,472)	13,303,374	—	—
MFS Massachusetts Investor Trust	1,657,159	(16,825,661)	45,074,002	1,996,857	—
Fundamental Growth	—	(66,176,841)	28,223,068	—	—
Blue Chip Growth	30,552	(3,724,048)	6,833,939	66,920	—
Real Estate	2,461,677	(67,149,679)	49,332,675	4,297,449	—
Small Company Value	510,531	(10,889,244)	34,823,619	706,594	—
Mid-Cap Growth	—	(50,577,675)	37,411,505	—	—
Aggressive Growth	—	(89,982,763)	16,079,999	—	—
Growth Opportunities	—	(4,548,022)	22,426,211	—	—
Marsico Focused Growth	175,869	(4,706,897)	20,778,800	246,587	—
Technology	—	(19,944,545)	3,183,926	—	—
Small & Mid Cap Value	688,946	(13,334,870)	94,236,906	902,147	—
International Growth & Income	10,050,725	(175,054,871)	47,956,200	14,294,445	—
Global Equities	991,850	(72,509,591)	19,303,519	1,801,310	—
International Diversified Equities	5,831,209	(33,563,252)	32,889,618	12,517,764	—
Emerging Markets	1,237,722	(21,802,802)	24,055,342	3,635,494	—
Foreign Value	8,735,839	(35,353,663)	60,035,851	8,636,444	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2012	2013	2014	2015	2016	2017	2018	2019

Cash Management	$5,647	$12,138	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—
Corporate Bond	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	—	5,102,727	36,258,660	—
Total Return Bond	—	—	—	—	—	—	—	—
Balanced	27,535,724	—	—	—	—	8,746,266	17,661,742	—
MFS Total Return	—	—	—	—	—	38,239,120	113,300,891	—
Telecom Utility	2,281,217	—	—	—	—	3,998,294	10,899,494	533,601
Equity Index	106,692	362,808	363,357	123,493	—	1,044,972	1,267,999	348,784
Growth-Income	—	—	—	—	—	—	7,247,670	—
Equity Opportunities	—	—	—	—	—	14,191,236	32,037,738	—
Davis Venture Value	—	—	—	—	—	—	33,256,964	—
“Dogs” of Wall Street	—	—	—	—	—	15,940	16,970,135	—
Alliance Growth	118,503,666	—	—	—	—	61,940,460	41,306,312	—
Capital Growth	—	—	—	—	—	8,816,085	13,502,387	—
MFS Massachusetts Investor Trust	741,174	—	—	—	—	—	16,084,487	—
Fundamental Growth	6,290,032	—	—	—	—	16,111,188	43,775,621	—
Blue Chip Growth	—	—	—	—	—	—	3,724,048	—
Real Estate	—	—	—	—	—	—	67,149,679	—
Small Company Value	—	—	—	—	—	2,995,711	7,893,533	—
Mid-Cap Growth	—	—	—	—	—	19,202,046	31,375,629	—
Aggressive Growth	14,436,415	—	—	—	—	74,996,172	550,176	—
Growth Opportunities	—	—	—	—	—	—	4,548,022	—
Marsico Focused Growth	—	—	—	—	—	—	4,706,897	—
Technology	3,503,244	—	783,874	—	—	10,567,229	5,090,198	—
Small & Mid Cap Value	—	—	—	—	—	—	13,334,870	—
International Growth & Income	—	—	—	—	—	44,148,522	130,906,349	—
Global Equities	24,964,783	—	—	—	—	1,538,065	46,006,743	—
International Diversified Equities	—	—	—	—	—	1,813,376	31,749,876	—
Emerging Markets	—	—	—	—	—	14,223,880	7,578,922	—
Foreign Value	—	—	—	—	—	—	35,353,663	—

Under the current law, losses related to securities, currency, and PFICs realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2011, the Funds elected to defer losses as follows:

	Deferred Post-	Deferred Post-	Deferred Post-
Portfolio	October Capital Loss	October Currency Loss	October PFIC Loss

Cash Management	$4,513,296	$—	$—
Corporate Bond	—	—	—
Global Bond	1,651,299	537,489	—
High-Yield Bond	—	—	—
Total Return Bond	—	345,771	—
Balanced	—	—	—
MFS Total Return	—	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	2,532	3,039,592
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	—	—
Capital Growth	—	1,151	—
MFS Massachusetts Investors	—	2,832	—
Fundamental Growth	—	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—

	Deferred Post-	Deferred Post-	Deferred Post-
Portfolio	October Capital Loss	October Currency Loss	October PFIC Loss

Small Company Value	$—	$—	$—
Mid-Cap Growth	—	—	—
Aggressive Growth	—	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	—	—	—
Small & Mid Cap Value	—	—	—
International Growth & Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	811,873	43,976
Emerging Markets	—	231,095	—
Foreign Value	—	197,386	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$1,474	$(47,274)	$(45,800)	$369,760,134
Corporate Bond	89,062,843	(11,144,004)	77,918,839	962,304,115
Global Bond	30,003,306	(8,741,437)	21,261,869	291,225,660
High-Yield Bond	10,785,546	(18,472,013)	(7,686,467)	286,845,404
Total Return Bond	29,906,689	(10,186,625)	19,720,064	811,409,640
Balanced	11,194,755	(10,025,054)	1,169,701	148,657,799
MFS Total Return	100,017,923	(24,592,780)	75,425,143	626,721,301
Telecom Utility	7,869,888	(2,681,776)	5,188,112	38,087,611
Equity Index	4,774,837	(4,291,440)	483,397	17,004,296
Growth-Income	20,400,715	(4,589,644)	15,811,071	213,396,396
Equity Opportunities	15,138,746	(1,981,632)	13,157,114	77,584,080
Davis Venture Value	429,617,463	(40,619,580)	388,997,883	924,410,570
“Dogs” of Wall Street	6,776,657	(3,063,659)	3,712,998	61,359,463
Alliance Growth	59,314,566	(19,850,212)	39,464,354	369,328,957
Capital Growth	14,950,497	(1,710,438)	13,240,059	53,339,840
MFS Massachusetts Investors Trust	53,450,999	(9,010,050)	44,440,949	268,885,594
Fundamental Growth	25,229,794	(4,927,463)	20,302,331	134,290,829
Blue Chip Growth	8,406,176	(1,572,237)	6,833,939	57,713,564
Real Estate	50,831,783	(4,798,614)	46,033,169	265,864,257
Small Company Value	39,181,274	(14,843,929)	24,337,345	181,127,155
Mid-Cap Growth	30,199,634	(7,435,974)	22,763,660	156,623,963
Aggressive Growth	5,069,557	(5,687,585)	(618,028)	74,308,012
Growth Opportunities	23,142,900	(7,967,385)	15,175,515	176,936,196
Marsico Focused Growth	20,048,315	(3,163,108)	16,885,207	98,626,811
Technology	4,020,212	(2,584,594)	1,435,618	38,710,604
Small & Mid Cap Value	55,750,563	(24,826,934)	30,923,629	513,985,996
International Growth and Income	47,589,696	(20,881,975)	26,707,721	324,470,196
Global Equities	18,392,008	(7,205,285)	11,186,723	103,570,105
International Diversified Equities	51,233,162	(25,679,600)	25,553,562	280,720,016
Emerging Markets	25,722,856	(20,501,505)	5,221,351	283,630,407
Foreign Value	89,721,800	(46,156,372)	43,565,428	543,303,359

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index(2)	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth(2)	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth(2)	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth(4)	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology(3)	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income(2)	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index, Capital Growth, Fundamental Growth and International Growth and Income Portfolios. The voluntary waiver of the investment advisory fees for the Fundamental Growth Portfolio will terminate September 30, 2011.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser voluntarily agreed to waive 0.45% of investment advisory fees for the Aggressive Growth Portfolio for the period May 1, 2011 through July 31, 2011.

For the period ended July 31, 2011, the amount of the investment advisory fees waived were $4,580, $17,159, $39,911, $85,030, $21,878 and $93,698 for the Equity Index Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Aggressive Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio

AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced Growth-Income Mid-Cap Growth Global Equities

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
High-Yield Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $250 million	0.25%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%

		Subadvisory
Portfolio	Assets	Fees

Total Return Bond	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth(2)	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Aggressive Growth(4)	$0-$100 million	0.45%
	> $100 million	0.40%
	> $200 million	0.35%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth(3)	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income(2)	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for the Fundamental Growth Portfolio and International Growth and Income Portfolios. The waiver of subadvisory fees for the Fundamental Growth Portfolio will terminate September 30, 2011.
(3)	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the combined average daily net assets of the Marsico Focused Growth Portfolio of the SunAmerica Series Trust and the average daily net assets of that portion of the Seasons Series Trust Focus Growth and Income Portfolio that is managed by Marsico.
(4)	The subadviser agreed to waive its subadvisory fees for the Aggressive Growth Portfolio for the period May 1, 2011 through July 31, 2011.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended July 31, 2011, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$36,678
Blue Chip Growth	21,457

For the period ended July 31, 2011, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$112,936
Blue Chip Growth	—	84,612

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

5. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the period ended July 31, 2011, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$1,551
MFS Total Return	6,395
Telecom Utility	1,074
Growth-Income	4,950
Davis Venture Value	11,240
Alliance Growth	3,842
MFS Massachusetts Investors Trust	6,546
Fundamental Growth	23,411
Blue Chip Growth	1,539
Mid-Cap Growth	6,550
Aggressive Growth	2,272
Growth Opportunities	22,927
Marsico Focused Growth	49
Technology	6,821
Small & Mid Cap Value	27,023
International Growth and Income	6,282
Global Equities	818
Emerging Markets	50,674

6. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2011 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	144,949,594	122,803,794	—	—
Global Bond	156,578,460	145,339,834	15,462,127	19,891,642
High-Yield Bond	156,492,671	137,187,750	—	—
Total Return Bond	272,593,312	47,746,067	517,597,812	501,601,774
Balanced	42,716,959	44,562,032	39,341,930	34,678,712
MFS Total Return	40,529,848	75,733,911	11,676,353	27,590,140
Telecom Utility	12,022,753	9,655,629	—	—
Equity Index	2,005,609	3,171,973	—	—
Growth-Income	47,611,331	52,064,933	—	—
Equity Opportunities	18,457,250	26,563,039	—	—
Davis Venture Value	64,523,794	165,089,559	—	—
“Dogs” of Wall Street	21,420,447	18,462,702	—	—
Alliance Growth	230,924,306	278,095,283	—	—
Capital Growth	9,708,243	14,572,023	—	—
MFS Massachusetts Investors Trust	63,185,930	34,846,638	—	—
Fundamental Growth	85,443,832	94,604,395	—	—
Blue Chip Growth	45,029,222	32,406,365	—	—
Real Estate	88,696,929	84,681,148	—	—
Small Company Value	27,824,066	7,044,104	—	—
Mid Cap Growth	73,704,844	78,919,909	—	—
Aggressive Growth	83,855,593	85,343,709	—	—
Growth Opportunities	101,907,214	84,871,872	—	—
Marsico Focused Growth	62,383,941	57,157,392	—	—
Technology	18,146,895	20,321,614	—	—
Small & Mid Cap Value	228,018,418	196,911,987	—	—
International Growth and Income	112,233,449	131,818,966	—	—
Global Equities	65,289,621	70,021,850	—	—
International Diversified Equities	40,610,522	51,169,139	—	—
Emerging Markets	163,849,385	174,517,571	—	—
Foreign Value	70,061,806	26,099,848	—	—

7. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,927,642	$63,199,120	9,589,113	$102,439,666	774,410	$8,225,415	1,424,214	$15,176,779
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(6,867,365)	(73,221,804)	(13,830,421)	(147,749,524)	(964,477)	(10,245,996)	(2,391,383)	(25,482,585)

Net increase (decrease)	(939,723)	$(10,022,684)	(4,241,308)	$(45,309,858)	(190,067)	$(2,020,581)	(967,169)	$(10,305,806)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	16,189,048	$171,441,794	19,894,340	$211,453,301
Reinvested dividends	—	—	—	—
Shares redeemed	(13,758,093)	(145,727,647)	(25,766,142)	(273,908,769)

Net increase (decrease)	2,430,955	$25,714,147	(5,871,802)	$(62,455,468)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	635,602	$8,815,736	2,180,901	$29,696,589	93,604	$1,303,294	441,950	$5,995,914
Reinvested dividends	—	—	1,167,399	15,829,291	—	—	220,301	2,982,648
Shares redeemed	(2,430,067)	(33,742,501)	(5,594,432)	(75,900,887)	(550,383)	(7,629,369)	(1,151,865)	(15,560,313)

Net increase (decrease)	(1,794,465)	$(24,926,765)	(2,246,132)	$(30,375,007)	(456,779)	$(6,326,075)	(489,614)	$(6,581,751)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	6,674,074	$92,177,513	12,397,236	$168,101,919
Reinvested dividends	—	—	3,233,861	43,683,827
Shares redeemed	(5,960,271)	(82,388,794)	(12,583,068)	(169,991,410)

Net increase (decrease)	713,803	$9,788,719	3,048,029	$41,794,336

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	360,855	$4,547,575	1,007,037	$12,586,263	78,169	$972,045	261,716	$3,215,952
Reinvested dividends	—	—	398,337	5,067,909	—	—	79,640	1,007,668
Shares redeemed	(910,405)	(11,393,510)	(1,916,358)	(23,707,986)	(214,244)	(2,664,587)	(446,094)	(5,471,124)

Net increase (decrease)	(549,550)	$(6,845,935)	(510,984)	$(6,053,814)	(136,075)	$(1,692,542)	(104,738)	$(1,247,504)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	3,403,854	$42,131,385	5,600,524	$68,847,014
Reinvested dividends	—	—	797,243	10,049,212
Shares redeemed	(2,096,286)	(26,045,502)	(3,921,919)	(47,976,183)

Net increase (decrease)	1,307,568	$16,085,883	2,475,848	$30,920,043

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,035,857	$12,074,878	5,136,598	$29,199,162	310,616	$1,839,897	643,801	$3,657,500
Reinvested dividends	—	—	2,048,082	11,306,673	—	—	384,960	2,121,652
Shares redeemed	(5,270,519)	(31,290,798)	(8,955,596)	(50,515,627)	(737,013)	(4,361,000)	(1,732,216)	(9,745,971)

Net increase (decrease)	(3,234,662)	$(19,215,920)	(1,770,916)	$(10,009,792)	(426,397)	$(2,521,103)	(703,455)	$(3,966,819)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	7,121,286	$41,914,299	11,986,532	$67,852,027
Reinvested dividends	—	—	2,535,928	13,949,884
Shares redeemed	(6,876,438)	(40,600,609)	(13,093,264)	(73,576,610)

Net increase (decrease)	244,848	$1,313,690	1,429,196	$8,225,301

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,570,235	$13,927,396	5,524,969	$48,611,516	238,771	$2,112,217	1,301,135	$11,356,209
Reinvested dividends	—	—	400,952	3,586,989	—	—	79,807	710,858
Shares redeemed	(2,353,177)	(20,793,940)	(5,085,331)	(44,641,577)	(523,927)	(4,601,975)	(1,361,119)	(11,958,109)

Net increase (decrease)	(782,942)	$(6,866,544)	840,590	$7,556,928	(285,156)	$(2,489,758)	19,823	$108,958

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	19,892,777	$174,375,499	34,501,313	$301,497,956
Reinvested dividends	—	—	1,190,368	10,576,296
Shares redeemed	(7,142,289)	(62,676,664)	(12,624,142)	(110,306,245)

Net increase (decrease)	12,750,488	$111,698,835	23,067,539	$201,768,007

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	238,692	$3,565,971	471,486	$6,447,180	34,737	$518,820	82,655	$1,125,044
Reinvested dividends	—	—	130,751	1,806,129	—	—	14,687	202,729
Shares redeemed	(685,209)	(10,217,841)	(1,395,303)	(19,005,642)	(160,963)	(2,392,504)	(252,879)	(3,420,947)

Net increase (decrease)	(446,517)	$(6,651,870)	(793,066)	$(10,752,333)	(126,226)	$(1,873,684)	(155,537)	$(2,093,174)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	634,408	$9,426,369	970,108	$13,325,664
Reinvested dividends	—	—	32,404	446,868
Shares redeemed	(386,677)	(5,738,344)	(458,952)	(6,267,483)

Net increase (decrease)	247,731	$3,688,025	543,560	$7,505,049

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	369,837	$5,590,195	1,066,964	$15,089,815	52,808	$801,016	185,460	$2,615,138
Reinvested dividends	—	—	675,701	9,581,332	—	—	112,662	1,596,431
Shares redeemed	(2,480,017)	(37,596,521)	(5,288,473)	(74,415,547)	(436,111)	(6,593,861)	(974,214)	(13,656,691)

Net increase (decrease)	(2,110,180)	$(32,006,326)	(3,545,808)	$(49,744,400)	(383,303)	$(5,792,845)	(676,092)	$(9,445,122)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,210,480	$18,276,116	2,648,581	$37,260,273
Reinvested dividends	—	—	677,820	9,593,039
Shares redeemed	(2,941,575)	(44,434,440)	(5,546,614)	(77,787,400)

Net increase (decrease)	(1,731,095)	$(26,158,324)	(2,220,213)	$(30,934,088)

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	205,059	$2,385,981	156,805	$1,562,852	31,176	$362,766	25,076	$247,669
Reinvested dividends	—	—	62,831	642,319	—	—	8,325	85,082
Shares redeemed	(283,619)	(3,273,414)	(581,315)	(5,668,524)	(42,308)	(485,659)	(114,782)	(1,121,654)

Net increase (decrease)	(78,560)	$(887,433)	(361,679)	$(3,463,353)	(11,132)	$(122,893)	(81,381)	$(788,903)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	500,679	$5,755,989	362,928	$3,650,797
Reinvested dividends	—	—	27,229	277,826
Shares redeemed	(174,030)	(1,984,368)	(374,011)	(3,749,234)

Net increase (decrease)	326,649	$3,771,621	16,146	$179,389

	Equity Index Portfolio
	Class 1
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	90,196	$996,109	174,830	$1,703,517
Reinvested dividends	—	—	29,108	286,244
Shares redeemed	(241,871)	(2,688,281)	(374,278)	(3,643,447)

Net increase (decrease)	(151,675)	$(1,692,172)	(170,340)	$(1,653,686)

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	93,446	$1,959,866	156,760	$2,838,755	14,837	$311,294	13,073	$239,128
Reinvested dividends	—	—	97,674	1,786,980	—	—	5,238	95,788
Shares redeemed	(862,348)	(18,103,313)	(2,142,896)	(38,623,567)	(73,994)	(1,553,049)	(164,020)	(2,953,129)

Net increase (decrease)	(768,902)	$(16,143,447)	(1,888,462)	$(33,997,832)	(59,157)	$(1,241,755)	(145,709)	$(2,618,213)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	649,379	$13,690,214	196,410	$3,566,387
Reinvested dividends	—	—	7,657	139,964
Shares redeemed	(183,384)	(3,826,375)	(221,416)	(4,001,932)

Net increase (decrease)	465,995	$9,863,839	(17,349)	$(295,581)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	68,355	$812,730	266,376	$2,807,719	17,110	$203,244	64,042	$653,896
Reinvested dividends	—	—	36,362	397,188	—	—	4,296	46,891
Shares redeemed	(558,479)	(6,644,885)	(1,282,675)	(13,546,434)	(81,918)	(973,310)	(228,114)	(2,397,238))

Net increase (decrease)	(490,124)	$(5,832,155)	(979,937)	$(10,341,527)	(64,808)	$(770,066)	(159,776)	$(1,696,451)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	139,678	$1,656,479	289,054	$3,058,016
Reinvested dividends	—	—	14,026	152,906
Shares redeemed	(369,703)	(4,368,943)	(835,447)	(8,853,644)

Net increase (decrease)	(230,025)	$(2,712,464)	(532,367)	$(5,642,722)

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	269,050	$6,445,894	748,964	$15,967,941	42,484	$1,020,012	138,468	$2,948,231
Reinvested dividends	—	—	231,064	4,998,388	—	—	26,568	574,083
Shares redeemed	(3,014,801)	(72,192,406)	(6,778,326)	(144,019,678)	(461,883)	(11,026,935)	(1,043,965)	(22,074,417)

Net increase (decrease)	(2,745,751)	$(65,746,512)	(5,798,298)	$(123,053,349)	(419,399)	$(10,006,923)	(878,929)	$(18,552,103)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	2,401,232	$57,267,982	3,980,365	$84,235,301
Reinvested dividends	—	—	149,367	3,222,537
Shares redeemed	(2,910,168)	(69,325,778)	(5,215,087)	(111,000,842)

Net increase (decrease)	(508,936)	$(12,057,796)	(1,085,355)	$(23,543,004)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	191,458	$1,572,545	530,056	$3,916,401	71,952	$595,503	66,187	$492,832
Reinvested dividends	—	—	95,429	715,758	—	—	25,687	192,530
Shares redeemed	(370,435)	(3,042,656)	(838,085)	(6,085,092)	(147,374)	(1,217,439)	(278,396)	(1,992,476)

Net increase (decrease)	(178,977)	$(1,470,111)	(212,600)	$(1,452,933)	(75,422)	$(621,936)	(186,522)	$(1,307,114)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,179,363	$9,641,726	2,084,027	$15,324,737
Reinvested dividends	—	—	65,231	487,986
Shares redeemed	(807,939)	(6,655,100)	(897,352)	(6,519,108)

Net increase (decrease)	371,424	$2,986,626	1,251,906	$9,293,615

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	188,560	$4,533,741	385,437	$7,971,535	20,135	$477,073	72,212	$1,483,653
Reinvested dividends	—	—	98,046	2,056,608	—	—	10,156	212,612
Shares redeemed	(1,108,532)	(26,657,698)	(2,559,153)	(53,404,475)	(158,840)	(3,816,551)	(375,412)	(7,822,457)

Net increase (decrease)	(919,972)	$(22,123,957)	(2,075,670)	$(43,376,332)	(138,705)	$(3,339,478)	(293,044)	$(6,126,192)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	208,708	$4,982,655	418,479	$8,572,153
Reinvested dividends	—	—	44,332	924,100
Shares redeemed	(886,342)	(21,147,103)	(1,550,390)	(32,343,123)

Net increase (decrease)	(677,634)	$(16,164,448)	(1,087,579)	$(22,846,870)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	82,127	$736,243	160,148	$1,232,956	6,276	$55,264	29,229	$227,208
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(200,889)	(1,800,731)	(480,215)	(3,678,237)	(25,047)	(222,518)	(116,759)	(925,183)

Net increase (decrease)	(118,762)	$(1,064,488)	(320,067)	$(2,445,281)	(18,771)	$(167,254)	(87,530)	$(697,975)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	209,775	$1,861,022	664,994	$4,925,013
Reinvested dividends	—	—	—	—
Shares redeemed	(630,096)	(5,552,989)	(1,217,376)	(9,480,762)

Net increase (decrease)	(420,321)	$(3,691,967)	(552,382)	$(4,555,749)

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	74,967	$1,100,058	410,788	$5,355,819	25,642	$375,774	104,790	$1,359,999
Reinvested dividends	—	—	50,199	659,393	—	—	9,089	119,371
Shares redeemed	(464,330)	(6,810,462)	(1,305,985)	(16,822,179)	(116,171)	(1,698,404)	(267,848)	(3,455,388)

Net increase (decrease)	(389,363)	$(5,710,404)	(844,998)	$(10,806,967)	(90,529)	$(1,322,630)	(153,969)	$(1,976,018)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	3,606,980	$52,722,215	5,716,413	$73,935,590
Reinvested dividends	—	—	92,878	1,218,093
Shares redeemed	(1,147,264)	(16,728,441)	(1,848,200)	(24,133,200)

Net increase (decrease)	2,459,716	$35,993,774	3,961,091	$51,020,483

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	30,744	$533,494	80,418	$1,181,379	4,416	$74,463	14,661	$217,072
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(357,562)	(6,163,202)	(839,712)	(12,235,261)	(20,215)	(345,213)	(60,740)	(862,115)

Net increase (decrease)	(326,818)	$(5,629,708)	(759,294)	$(11,053,882)	(15,799)	$(270,750)	(46,079)	$(645,043)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	171,382	$2,891,757	544,642	$7,526,787
Reinvested dividends	—	—	—	—
Shares redeemed	(448,961)	(7,595,189)	(1,152,737)	(16,869,218)

Net increase (decrease)	(277,579)	$(4,703,432)	(608,095)	$(9,342,431)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	467,819	$3,613,013	378,055	$2,463,566	9,245	$69,651	59,937	$409,506
Reinvested dividends	—	—	4,951	33,449	—	—	1,050	7,094
Shares redeemed	(285,563)	(2,165,786)	(833,713)	(5,721,597)	(93,125)	(706,693)	(177,856)	(1,174,612)

Net increase (decrease)	182,256	$1,447,227	(450,707)	$(3,224,582)	(83,880)	$(637,042)	(116,869)	$(758,012)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount

Shares sold	2,553,594	$19,294,800	4,629,635	$30,836,028
Reinvested dividends	—	—	3,912	26,377
Shares redeemed	(821,564)	(6,223,155)	(1,238,873)	(8,406,172)

Net increase (decrease)	1,732,030	$13,071,645	3,394,674	$22,456,233

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	308,247	$3,949,628	743,211	$8,302,867	28,628	$366,229	135,226	$1,479,166
Reinvested dividends	—	—	70,711	829,415	—	—	16,133	188,713
Shares redeemed	(445,395)	(5,674,688)	(1,339,088)	(14,720,418)	(119,337)	(1,528,605)	(287,678)	(3,159,368)

Net increase (decrease)	(137,148)	$(1,725,060)	(525,166)	$(5,588,136)	(90,709)	$(1,162,376)	(136,319)	$(1,491,489)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	3,068,463	$38,876,099	5,411,702	$60,587,895
Reinvested dividends	—	—	281,147	3,279,321
Shares redeemed	(2,389,579)	(30,307,418)	(3,798,694)	(41,645,956)

Net increase (decrease)	678,884	$8,568,681	1,894,155	$22,221,260

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	17,533	$318,368	132,334	$2,105,124	2,596,350	$45,417,830	3,897,958	$57,907,379
Reinvested dividends	—	—	1,648	25,050	—	—	45,065	681,544
Shares redeemed	(73,550)	(1,314,852)	(125,914)	(1,917,256)	(1,142,025)	(19,958,981)	(2,568,923)	(39,382,742)

Net increase (decrease)	(56,017)	$(996,484)	8,068	$212,918	1,454,325	$25,458,849	1,374,100	$19,206,180

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	214,981	$2,606,428	867,053	$8,868,442	56,001	$671,135	213,135	$2,120,853
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(770,856)	(9,303,357)	(1,753,895)	(16,907,700)	(367,833)	(4,376,261)	(600,184)	(5,828,902)

Net increase (decrease)	(555,875)	$(6,696,929)	(886,842)	$(8,039,258)	(311,832)	$(3,705,126)	(387,049)	$(3,708,049)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,855,520	$21,987,337	3,128,768	$30,833,548
Reinvested dividends	—	—	—	—
Shares redeemed	(1,323,452)	(15,659,199)	(2,525,516)	(24,716,490)

Net increase (decrease)	532,068	$6,328,138	603,252	$6,117,058

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	260,123	$2,700,557	643,735	$5,717,677	19,227	$199,545	32,161	$289,876
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(704,513)	(7,338,820)	(1,455,070)	(12,781,979)	(62,870)	(651,274)	(131,102)	(1,137,817)

Net increase (decrease)	(444,390)	$(4,638,263)	(811,335)	$(7,064,302)	(43,643)	$(451,729)	(98,941)	$(847,941)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	445,873	$4,608,290	716,750	$6,408,845
Reinvested dividends	—	—	—	—
Shares redeemed	(282,617)	(2,894,711)	(535,953)	(4,617,391)

Net increase (decrease)	163,256	$1,713,579	180,797	$1,791,454

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	524,051	$4,099,321	795,998	$5,124,272	136,783	$1,039,087	128,351	$816,264
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(486,755)	(3,760,002)	(903,806)	(5,608,160)	(97,787)	(744,782)	(238,232)	(1,479,127)

Net increase (decrease)	37,296	$339,319	(107,808)	$(483,888)	38,996	$294,305	(109,881)	$(662,863)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	5,668,799	$42,993,266	8,472,477	$52,539,744
Reinvested dividends	—	—	—	—
Shares redeemed	(2,865,893)	(21,739,712)	(3,878,955)	(24,368,060)

Net increase (decrease)	2,802,906	$21,253,554	4,593,522	$28,171,684

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	55,915	$535,334	186,625	$1,576,620	20,368	$191,699	85,192	$693,462
Reinvested dividends	—	—	9,587	80,731	—	—	6,265	52,250
Shares redeemed	(261,382)	(2,482,924)	(738,987)	(6,107,676)	(290,741)	(2,718,111)	(585,896)	(4,759,314)

Net increase (decrease)	(205,467)	$(1,947,590)	(542,775)	$(4,450,325)	(270,373)	$(2,526,412)	(494,439)	$(4,013,602)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	2,040,306	$19,009,260	3,088,174	$25,217,029
Reinvested dividends	—	—	13,703	113,606
Shares redeemed	(826,397)	(7,682,693)	(1,466,326)	(12,084,428)

Net increase (decrease)	1,213,909	$11,326,567	1,635,551	$13,246,207

	Technology Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	304,626	$910,462	1,636,615	$4,328,382	90,810	$267,582	386,506	$976,428
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,267,242)	(3,713,763)	(2,734,780)	(6,624,619)	(316,085)	(911,265)	(667,988)	(1,647,419)

Net increase (decrease)	(962,616)	$(2,803,301)	(1,098,165)	$(2,296,237)	(225,275)	$(643,683)	(281,482)	$(670,991)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,378,690	$3,970,289	3,292,270	$8,532,823
Reinvested dividends	—	—	—	—
Shares redeemed	(2,014,284)	(5,762,112)	(4,266,491)	(10,489,330)

Net increase (decrease)	(635,594)	$(1,791,823)	(974,221)	$(1,956,507)

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	42,270	$766,088	209,434	$3,212,292	4,965,372	$89,358,535	8,655,467	$132,838,235
Reinvested dividends	—	—	3,913	61,850	—	—	53,284	840,297
Shares redeemed	(229,449)	(4,118,836)	(512,966)	(7,921,387)	(3,547,197)	(63,825,768)	(7,426,647)	(116,450,360)

Net increase (decrease)	(187,179)	$(3,352,748)	(299,619)	$(4,647,245)	1,418,175	$25,532,767	1,282,104	$17,228,172

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	365,563	$3,474,456	1,011,861	$8,625,622	35,527	$339,478	115,267	$976,509
Reinvested dividends	—	—	447,280	3,970,148	—	—	57,024	507,594
Shares redeemed	(1,402,588)	(13,352,837)	(3,063,480)	(26,316,230)	(190,356)	(1,813,826)	(434,191)	(3,720,471)

Net increase (decrease)	(1,037,025)	$(9,878,381)	(1,604,339)	$(13,720,460)	(154,829)	$(1,474,348)	(261,900)	$(2,236,368)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	734,439	$6,976,647	3,970,432	$32,451,480
Reinvested dividends	—	—	1,105,522	9,816,703
Shares redeemed	(2,823,875)	(26,865,065)	(5,755,806)	(49,676,421)

Net increase (decrease)	(2,089,436)	$(19,888,418)	(679,852)	$(7,408,238)

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	72,319	$1,070,636	200,294	$2,585,254	21,738	$315,897	78,652	$972,112
Reinvested dividends	—	—	96,893	1,293,765	—	—	9,305	123,853
Shares redeemed	(477,931)	(7,032,056)	(1,210,720)	(15,527,399)	(61,778)	(902,485)	(167,548)	(2,110,033)

Net increase (decrease)	(405,612)	$(5,961,420)	(913,533)	$(11,648,380)	(40,040)	$(586,588)	(79,591)	$(1,014,068)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	400,592	$5,853,624	757,686	$9,887,975
Reinvested dividends	—	—	28,892	383,692
Shares redeemed	(320,491)	(4,676,054)	(540,212)	(6,876,233)

Net increase (decrease)	80,101	$1,177,570	246,366	$3,395,434

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	386,043	$3,623,431	853,005	$7,233,587	129,220	$1,200,105	316,509	$2,637,893
Reinvested dividends	—	—	346,894	3,081,741	—	—	128,451	1,135,003
Shares redeemed	(1,166,859)	(10,939,501)	(2,379,505)	(19,973,211)	(453,888)	(4,212,134)	(873,638)	(7,306,974)

Net increase (decrease)	(780,816)	$(7,316,070)	(1,179,606)	$(9,657,883)	(324,668)	$(3,012,029)	(428,678)	$(3,534,078)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	1,076,558	$10,021,219	2,845,600	$23,905,324
Reinvested dividends	—	—	940,466	8,301,020
Shares redeemed	(2,977,600)	(27,737,568)	(5,316,818)	(44,867,512)

Net increase (decrease)	(1,901,042)	$(17,716,349)	(1,530,752)	$(12,661,168)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	657,218	$6,159,245	2,733,113	$23,040,471	85,108	$793,756	305,306	$2,542,211
Reinvested dividends	—	—	158,734	1,447,769	—	—	16,805	152,095
Shares redeemed	(2,058,722)	(19,190,327)	(4,471,313)	(36,876,305)	(218,978)	(2,013,315)	(582,735)	(4,747,194)

Net increase (decrease)	(1,401,504)	$(13,031,082)	(1,579,466)	$(12,388,065)	(133,870)	$(1,219,559)	(260,624)	$(2,052,888)

	Class 3
	For the six months ended
	July 31, 2011		For the year ended
	(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount

Shares sold	2,978,209	$27,404,195	5,832,527	$48,913,908
Reinvested dividends	—	—	226,024	2,035,630
Shares redeemed	(3,094,030)	(28,351,330)	(5,519,873)	(45,533,253)

Net increase (decrease)	(115,821)	$(947,135)	538,678	$5,416,285

	Foreign Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2011		For the year ended		July 31, 2011		For the year ended
	(unaudited)		January 31, 2011		(unaudited)		January 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	53,874	$796,833	238,534	$3,138,758	6,706,843	$98,973,601	12,109,032	$158,907,392
Reinvested dividends	—	—	45,687	633,184	—	—	577,932	8,003,260
Shares redeemed	(333,053)	(4,906,079)	(716,838)	(9,384,436)	(4,165,470)	(61,407,594)	(6,643,520)	(87,509,835)

Net increase (decrease)	(279,179)	$(4,109,246)	(432,617)	$(5,612,494)	2,541,373	$37,566,007	6,043,444	$79,400,817

8. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2011:

	J P Morgan	Oppenheimer &
Portfolio	Securities, Inc.	Co., Inc.

Capital Growth	$—	$246
Global Equities	1,805	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2011, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Value at
Portfolio	Security	Income	January 31, 2011	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	July 31, 2011

Equity Index	American International Group, Inc.	$—	$8,070	$12,219	$—	$—	$(2,122)	$—	$18,167

9. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2011:

The Global Bond Portfolio had 16.5% and 16.1% of its net assets invested in securities domiciled in Japan and Germany. The International Growth and Income Portfolio had 21.7% and 20.8% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively. Additionally, International Diversified Equities Portfolio had 18.6% and 18.4% of its net assets invested in United Kingdom and Japan, the Emerging Market Portfolio had 20.6% and 15.9% of net assets in Brazil and South Korea and Foreign Value Portfolio had 16.3% of its net assets invested in United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2011, the Real Estate Portfolio had 79.4% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2011, the Technology Portfolio had 96.1% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2011, the Telecom Utilities Portfolio had 89.5% of its net assets invested in utility companies.

10. Lines of Credit:  The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2011, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest

High-Yield Bond	15	$980	$1,669,605	1.42%
Equity Opportunities	2	9	124,072	1.37
“Dogs” of Wall Street	13	316	635,770	1.38
Alliance Growth	34	783	581,543	1.44
Capital Growth	2	15	202,395	1.37
Mid-Cap Growth	1	5	135,088	1.37
International Growth and Income	7	132	471,406	1.43
Global Equities	27	237	223,409	1.40
Emerging Markets	44	4,517	2,549,615	1.44

At July 31, 2011, none of the portfolios had borrowings outstanding.

11. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2011, none of the Portfolios participated in this program.

12. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended July 31, 2011, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

Telecom Utility	$—	$13,376	$144
Equity Opportunities	64,116	34,593	4,845
Capital Growth	51,587	—	—
Growth Opportunities	9,062,577	316,500	9,021

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets	turnover

Cash Management Portfolio — Class 1
01/31/07	$10.92	$0.52	$(0.01)	$0.51	$(0.28)	$—	$(0.28)	$11.15	4.71%	$216,529	0.50%		4.63%	—%
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51		4.81	—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49		2.03	—
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51		(0.05)	—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)	—
07/31/11@	10.67	(0.01)	(0.01)	(0.02)	—	—	—	10.65	(0.19)	128,552	0.51	†	(0.27)†	—

Cash Management Portfolio — Class 2
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65		4.48	—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66		4.66	—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90	—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)	—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)	—
07/31/11@	10.63	(0.02)	0.00	(0.02)	—	—	—	10.61	(0.19)	25,878	0.66	†	(0.42)†	—

Cash Management Portfolio — Class 3
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75		4.40	—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77		4.55	—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73	—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)	—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)	—
07/31/11@	10.60	(0.03)	0.01	(0.02)	—	—	—	10.58	(0.19)	222,114	0.76	†	(0.52)†	—

Corporate Bond Portfolio — Class 1
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60		5.53	41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59		5.42	29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41	59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18	33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44	29
07/31/11@	13.58	0.43	0.22	0.65	—	—	—	14.23	4.79	224,439	0.58	†	6.13 †	12

Corporate Bond Portfolio — Class 2
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75		5.38	41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74		5.27	29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25	59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03	33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29	29
07/31/11@	13.55	0.42	0.22	0.64	—	—	—	14.19	4.72	41,529	0.73	†	5.98 †	12

Corporate Bond Portfolio — Class 3
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85		5.25	41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84		5.16	29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23	59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90	33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18	29
07/31/11@	13.51	0.40	0.24	0.64	—	—	—	14.15	4.74	787,385	0.83	†	5.87 †	12

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/07	$11.64	$0.30	$0.04	$0.34	$(1.11)	$(0.23)	$(1.34)	$10.64	3.08%	$85,764	0.82%		2.57%		44%
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98
07/31/11@	12.25	0.16	0.60	0.76	—	—	—	13.01	6.20	80,210	0.73	†	2.50	†	57

Global Bond Portfolio — Class 2
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
07/31/11@	12.18	0.15	0.59	0.74	—	—	—	12.92	6.08	16,055	0.88	†	2.34	†	57

Global Bond Portfolio — Class 3
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
07/31/11@	12.13	0.14	0.59	0.73	—	—	—	12.86	6.02	219,067	0.98	†	2.29	†	57

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/07	$7.26	$0.54	$0.34	$0.88	$(0.60)	$—	$(0.60)	$7.54	12.41%	$231,605	0.69%		7.22%		60%
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75		10.37		66
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38 (1)	123,988	0.74		10.58		112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15 (1)	120,149	0.73		8.13		110
07/31/11@	5.78	0.24	0.01	0.25	—	—	—	6.03	4.33	105,844	0.72	†	7.93	†	49
High-Yield Bond Portfolio — Class 2
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91		10.22		66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25 (1)	25,358	0.89		10.40		112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80 (1)	22,606	0.88		8.00		110
07/31/11@	5.76	0.23	0.02	0.25	—	—	—	6.01	4.34	21,002	0.87	†	7.78	†	49
High-Yield Bond Portfolio — Class 3
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01		10.29		66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88 (1)	135,691	0.99		10.25		112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78 (1)	150,777	0.98		7.88		110
07/31/11@	5.75	0.22	0.02	0.24	—	—	—	5.99	4.17	158,560	0.97	†	7.66	†	49
Total Return Bond Portfolio — Class 1
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81		4.14		348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05	115,667	0.68		3.45		177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50	125,024	0.67		2.35		289
07/31/11@	8.71	0.11	0.24	0.35	—	—	—	9.06	4.02	122,998	0.67	†	2.57	†	87
Total Return Bond Portfolio — Class 2
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96		3.89		348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82	24,224	0.83		3.30		177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38	24,816	0.82		2.20		289
07/31/11@	8.67	0.11	0.23	0.34	—	—	—	9.01	3.92	23,233	0.82	†	2.42	†	87
Total Return Bond Portfolio — Class 3
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03		3.31		348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77	289,484	0.93		3.14		177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18	493,783	0.92		2.09		289
07/31/11@	8.64	0.10	0.24	0.34	—	—	—	8.98	3.94	627,688	0.92	†	2.34	†	87

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/07	$14.08	$0.36	$1.10	$1.46	$(0.41)	$—	$(0.41)	$15.13	10.46%	$191,204	0.74%		2.50%		141%
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61 (3)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)	86,808	0.80	(1)	2.52	(1)	91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80	93,954	0.84	(1)	2.08	(1)	108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83	(1)	1.79	(1)	104
07/31/11@	14.55	0.11	0.20	0.31	—	—	—	14.86	2.13	90,377	0.82	(1)†	1.53	(1)†	55

Balanced Portfolio — Class 2
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32	21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47 (3)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)	10,879	0.95	(1)	2.38	(1)	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99	(1)	1.93	(1)	108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98	(1)	1.64	(1)	104
07/31/11@	14.54	0.10	0.19	0.29	—	—	—	14.83	1.99	9,610	0.97	(1)†	1.39	(1)†	55

Balanced Portfolio — Class 3
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23	16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38 (3)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)	14,287	1.06	(1)	2.28	(1)	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09	(1)	1.80	(1)	108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08	(1)	1.51	(1)	104
07/31/11@	14.52	0.09	0.19	0.28	—	—	—	14.80	1.93	35,797	1.07	(1)†	1.27	(1)†	55

MFS Total Return Portfolio — Class 1
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76	660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43 (2)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)	337,869	0.72	(1)	2.95	(1)	56
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76	349,752	0.72	(1)	2.87	(1)	38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72	(1)	2.37	(1)	31
07/31/11@	14.81	0.18	0.09	0.27	—	—	—	15.08	1.82	304,353	0.71	(1)†	2.38	(1)†	7

MFS Total Return Portfolio — Class 2
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61	134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23 (2)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)	62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87	(1)	2.73	(1)	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87	(1)	2.22	(1)	31
07/31/11@	14.79	0.17	0.09	0.26	—	—	—	15.05	1.76	53,046	0.86	(1)†	2.23	(1)†	7

MFS Total Return Portfolio — Class 3
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46	332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12 (2)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)	312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97	(1)	2.60	(1)	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97	(1)	2.12	(1)	31
07/31/11@	14.77	0.16	0.09	0.25	—	—	—	15.02	1.69	345,345	0.96	(1)†	2.13	(1)†	7

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Balanced Class 1	—%	0.01%	0.01%	0.00%	0.00%	0.00%
Balanced Class 2	—	0.01	0.01	0.00	0.00	0.00
Balanced Class 3	—	0.01	0.01	0.00	0.00	0.00
MFS Total Return Class 1	0.01	0.01	0.01	0.01	0.00	0.00
MFS Total Return Class 2	0.01	0.01	0.01	0.01	0.00	0.00
MFS Total Return Class 3	0.01	0.00	0.01	0.01	0.00	0.00

(2)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(3)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/07	$9.18	$0.35	$1.78	$2.13	$(0.37)	$—	$(0.37)	$10.94	23.49%	$50,319	0.90	%(2)	3.50	%(2)	73%
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53
07/31/11@	10.88	0.26	0.49	0.75	—	—	—	11.63	6.89	24,244	1.20	(2)†	4.52	(2)†	24

Telecom Utility Portfolio — Class 2
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53
07/31/11@	10.88	0.25	0.48	0.73	—	—	—	11.61	6.71	3,326	1.35	(2)†	4.38	(2)†	24

Telecom Utility Portfolio — Class 3
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53
07/31/11@	10.86	0.23	0.50	0.73	—	—	—	11.59	6.72	16,059	1.46	(2)†	4.23	(2)†	24

Equity Index Portfolio — Class 1
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22
07/31/11@	10.78	0.08	0.05	0.13	—	—	—	10.91	1.21	17,126	0.55	(1)†	1.43	(1)†	11

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/07	1/08	1/09	1/10	1/11	7/11†@	1/07	1/08	1/09	1/10	1/11	7/11†@

Equity Index Class 1	0.67%	0.70%	0.81%	0.87%	0.88%	1.00%	1.28%	1.29%	1.48%	1.36%	1.13%	0.98%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Telecom Utility Class 1	0.04%	0.02%	0.01%	0.01%	0.01%	0.01%
Telecom Utility Class 2	0.04	0.02	0.01	0.01	0.01	0.01
Telecom Utility Class 3	0.04	0.02	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/07	$26.36	$0.20	$1.42	$1.62	$(0.20)	$—	$(0.20)	$27.78	6.17%	$567,436	0.63	%(1)	0.76	%(1)	44%
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129
07/31/11@	19.86	0.26	0.63	0.89	—	—	—	20.75	4.48	187,148	0.75	(1)†	2.50	(1)†	21

Growth-Income Portfolio — Class 2
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129
07/31/11@	19.84	0.25	0.63	0.88	—	—	—	20.72	4.44	11,210	0.90	(1)†	2.35	(1)†	21

Growth-Income Portfolio — Class 3
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129
07/31/11@	19.83	0.22	0.64	0.86	—	—	—	20.69	4.34	31,254	1.00	(1)†	2.18	(1)†	21

Equity Opportunities Portfolio — Class 1
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49
07/31/11@	11.73	0.04	(0.05)	(0.01)	—	—	—	11.72	(0.09)	51,821	0.91	†	0.63	†	19

Equity Opportunities Portfolio — Class 2
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49
07/31/11@	11.71	0.03	(0.04)	(0.01)	—	—	—	11.70	(0.09)	7,596	1.06	†	0.48	†	19

Equity Opportunities Portfolio — Class 3
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49
07/31/11@	11.69	0.02	(0.03)	(0.01)	—	—	—	11.68	(0.09)	31,270	1.16	†	0.38	†	19

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Growth-Income Class 1	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.01	0.01	0.01	0.00	0.00	0.00
Growth-Income Class 3	0.01	0.01	0.01	0.00	0.00	0.00
Equity Opportunities Class 1	0.04	0.03	—	—	—	—
Equity Opportunities Class 2	0.04	0.02	—	—	—	—
Equity Opportunities Class 3	0.04	0.02	—	—	—	—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/07	$29.19	$0.28	$4.06	$4.34	$(0.31)	$—	$(0.31)	$33.22	14.96	%(2)	$1,720,746	0.76	%(1)	0.91	%(1)	16%
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11
07/31/11@	23.52	0.12	(0.27)	(0.15)	—	—	—	23.37	(0.64)		615,978	0.78	(1)†	1.04	(1)†	5

Davis Venture Value Portfolio — Class 2
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11
07/31/11@	23.48	0.11	(0.28)	(0.17)	—	—	—	23.31	(0.72)		83,646	0.93	(1)†	0.89	(1)†	5

Davis Venture Value Portfolio — Class 3
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11
07/31/11@	23.44	0.09	(0.27)	(0.18)	—	—	—	23.26	(0.77)		616,574	1.03	(1)†	0.78	(1)†	5

“Dogs” of Wall Street Portfolio — Class 1
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45
07/31/11@	7.69	0.11	0.43	0.54	—	—	—	8.23	7.02		27,147	0.75	†	2.77	†	29

“Dogs” of Wall Street Portfolio — Class 2
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45
07/31/11@	7.68	0.11	0.43	0.54	—	—	—	8.22	7.03		7,330	0.90	†	2.62	†	29

“Dogs” of Wall Street Portfolio — Class 3
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45
07/31/11@	7.66	0.10	0.43	0.53	—	—	—	8.19	6.92		30,623	1.00	†	2.52	†	29

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.02	0.01	0.00	—	—	—
“Dogs” of Wall Street Class 2	0.02	0.01	0.00	—	—	—
“Dogs” of Wall Street Class 3	0.02	0.01	0.00	—	—	—

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/07	$23.09	$0.01	$(0.59)	$(0.58)	$(0.03)	$—	$(0.03)	$22.48	(2.52)%	$640,828	0.66%		0.07%	91%
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66		0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68		0.43	98
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68		0.91	98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70		0.48	87
07/31/11@	23.62	0.05	0.11	0.16	—	—	—	23.78	0.68	240,438	0.69	†	0.41 †	53

Alliance Growth Portfolio — Class 2
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82		(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81		(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83		0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83		0.76	98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85		0.33	87
07/31/11@	23.56	0.03	0.12	0.15	—	—	—	23.71	0.64	28,298	0.84	†	0.26 †	53

Alliance Growth Portfolio — Class 3
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92		(0.18)	91
01/31/08	22.39	(0.03)	(0.02)	(0.05)	—	—	—	22.34	(0.22)	236,778	0.91		(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93		0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93		0.64	98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95		0.23	87
07/31/11@	23.45	0.02	0.12	0.14	—	—	—	23.59	0.60	140,269	0.94	†	0.16 †	53

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Alliance Growth Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
Alliance Growth Class 2	0.01	0.01	0.01	0.01	0.00	0.00
Alliance Growth Class 3	0.01	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/07	$7.95	$0.02	$1.07	$1.09	$(0.03)	$—	$(0.03)	$9.01	13.68%	$19,493	1.30	%(1)(3)	0.29	%(1)(3)	91%
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02		47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08		57
07/31/11@	8.72	0.02	0.22	0.24	—	—	—	8.96	2.75	9,055	0.99	†	0.48	†	14

Capital Growth Portfolio — Class 2
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)		47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)		57
07/31/11@	8.63	0.01	0.22	0.23	—	—	—	8.86	2.67	2,483	1.14	†	0.32	†	14

Capital Growth Portfolio — Class 3
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)		47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)		57
07/31/11@	8.58	0.01	0.21	0.22	—	—	—	8.80	2.56	54,896	1.24	†	0.22	†	14

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08

Capital Growth Class 1	0.02%	0.01%
Capital Growth Class 2	0.02	0.01
Capital Growth Class 3	0.02	0.01

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/07(1)	1/08(1)	1/09	1/10	1/11	7/11†@	1/07(1)	1/08(1)	1/09	1/10	1/11	7/11†@

Capital Growth Class 1	1.19%	1.18%	1.11%	1.05%	1.09%	1.04%	0.40%	(0.18)%	(0.20)%	(0.03)%	0.03%	0.43%
Capital Growth Class 2	1.34	1.33	1.26	1.20	1.24	1.19	0.24	(0.34)	(0.35)	(0.16)	(0.12)	0.27
Capital Growth Class 3	1.45	1.45	1.37	1.30	1.34	1.29	0.15	(0.60)	(0.48)	(0.26)	(0.23)	0.17

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/07	$12.75	$0.14	$1.35	$1.49	$(0.09)	$—	$(0.09)	$14.15	11.76%	$162,799	0.78%		1.02%		27%
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23
07/31/11@	14.25	0.07	0.22	0.29	—	—	—	14.54	2.04	66,821	0.78	†	1.01	†	12

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
07/31/11@	14.24	0.06	0.22	0.28	—	—	—	14.52	1.97	13,666	0.93	†	0.86	†	12

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
07/31/11@	14.22	0.05	0.22	0.27	—	—	—	14.49	1.90	232,804	1.03	†	0.75	†	12

Fundamental Growth Portfolio — Class 1
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
07/31/11@	16.69	(0.01)	0.31	0.30	—	—	—	16.99	1.80	63,064	0.88	(2)†	(0.15	)(2)†	53

Fundamental Growth Portfolio — Class 2
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
07/31/11@	16.56	(0.02)	0.30	0.28	—	—	—	16.84	1.69	3,311	1.03	(2)†	(0.30	)(2)†	53

Fundamental Growth Portfolio — Class 3
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
07/31/11@	16.44	(0.03)	0.30	0.27	—	—	—	16.71	1.64	87,163	1.13	(2)†	(0.40	)(2)†	53

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.00	0.01	0.01	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.01	0.01	0.00	0.00
Fundamental Growth Class 1	0.02	0.03	0.04	0.05	0.03	0.03
Fundamental Growth Class 2	0.02	0.03	0.04	0.05	0.03	0.03
Fundamental Growth Class 3	0.02	0.03	0.04	0.05	0.03	0.03

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/07(1)	1/08(1)	1/09	1/10(1)	1/11(1)	7/11(1)†@	1/07(1)	1/08(1)	1/09	1/10(1)	1/11(1)	7/11(1)†@

Fundamental Growth Portfolio Class 1	0.94%	0.94%	—	0.96%	0.95%	0.93%	(0.19)%	(0.07)%	—	(0.01)%	(0.28)%	(0.20)%
Fundamental Growth Portfolio Class 2	1.09	1.09	—	1.11	1.10	1.08	(0.34)	(0.22)	—	(0.15)	(0.43)	(0.35)
Fundamental Growth Portfolio Class 3	1.19	1.21	—	1.21	1.20	1.18	(0.44)	(0.33)	—	(0.26)	(0.53)	(0.45)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)		net assets(1)(2)		turnover

Blue Chip Growth Portfolio — Class 1
01/31/07	$6.66	$0.02	$0.47	$0.49	$(0.02)	$—	$(0.02)	$7.13	7.32%		$23,051	0.85%		0.34%		154%
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85		0.34		71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85		0.26		51
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85		0.38		45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85		0.24		101
07/31/11@	7.42	0.01	0.13	0.14	—	—	—	7.56	1.89		11,892	0.85	†	0.13	†	45

Blue Chip Growth Portfolio — Class 2
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00		0.18		154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00		0.21		71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00		0.11		51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00		0.23		45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00		0.08		101
07/31/11@	7.41	(0.00)	0.14	0.14	—	—	—	7.55	1.89		4,443	1.00	†	(0.02	)†	45

Blue Chip Growth Portfolio — Class 3
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10		0.07		154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10		0.05		71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10		0.01		51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10		0.09		45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10		(0.02)		101
07/31/11@	7.40	(0.00)	0.13	0.13	—	—	—	7.53	1.76		62,756	1.10	†	(0.13	)†	45

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/07(2)	1/08(2)	1/09(2)	1/10(2)	1/11(2)	7/11(2)†@	1/07(2)	1/08(2)	1/09(2)	1/10(2)	1/11(2)	7/11(2)†@

Blue Chip Growth Class 1	0.85%	0.91%	0.93%	0.97%	0.94%	0.90%	0.34%	0.28%	0.17%	0.26%	0.16%	0.08%
Blue Chip Growth Class 2	1.00	1.06	1.09	1.12	1.09	1.05	0.18	0.15	0.02	0.11	(0.00)	(0.07)
Blue Chip Growth Class 3	1.10	1.17	1.19	1.22	1.18	1.16	0.07	(0.02)	(0.08)	(0.03)	(0.10)	(0.19)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Blue Chip Growth Class 1	0.02%	0.01%	0.01%	0.00%	0.01%	0.00%
Blue Chip Growth Class 2	0.02	0.01	0.01	0.00	0.01	0.00
Blue Chip Growth Class 3	0.02	0.01	0.01	0.00	0.01	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/07	$21.56	$0.34	$6.65	$6.99	$(0.32)	$(2.34)	$(2.66)	$25.89	34.17	%(3)	$195,996	0.82%		1.45%		37%
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19	(3)	41,157	0.86	(2)	2.58	(2)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17		45,848	0.85		1.19		45
07/31/11@	12.12	0.12	0.87	0.99	—	—	—	13.11	8.17		47,798	0.84	†	1.97	†	31

Real Estate Portfolio — Class 2
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84	(3)	10,222	1.01	(2)	2.41	(2)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00		11,317	1.00		1.05		45
07/31/11@	12.08	0.12	0.85	0.97	—	—	—	13.05	8.03		11,048	0.98	†	1.82	†	31

Real Estate Portfolio — Class 3
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80	(3)	161,896	1.11	(2)	2.25	(2)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79		227,994	1.10		0.94		45
07/31/11@	12.04	0.11	0.86	0.97	—	—	—	13.01	8.06		255,154	1.09	†	1.72	†	31

Small Company Value Portfolio — Class 1
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46		3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62		5,146	1.10		0.57		12
07/31/11@	17.23	0.03	(0.51)	(0.48)	—	—	—	16.75	(2.79)		4,066	1.08	†	0.39	†	4

Small Company Value Portfolio — Class 3
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26		120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24		181,969	1.35		0.33		12
07/31/11@	17.13	0.01	(0.51)	(0.50)	—	—	—	16.63	(2.92)		200,932	1.33	†	0.07	†	4

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/07	1/08	1/07	1/08

Small Company Value Class 1	1.46%	1.18%	0.17%	0.62%
Small Company Value Class 3	1.53	1.44	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10

Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)		turnover

Mid-Cap Growth Portfolio — Class 1
01/31/07	$9.83	$0.02	$0.10	$0.12	$—	$—	$—	$9.95	1.22%	$116,485	0.82%		0.22%		143%
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87		(0.37)		185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88		(0.40)		97
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)		84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
07/31/11@	11.47	(0.01)	0.25	0.24	—	—	—	11.71	2.09	53,037	0.86	†	(0.22	)†	39

Mid-Cap Growth Portfolio — Class 2
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98		0.07		143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02		(0.53)		185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)		97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
07/31/11@	11.32	(0.02)	0.24	0.22	—	—	—	11.54	1.94	20,279	1.01	†	(0.36	)†	39

Mid-Cap Growth Portfolio — Class 3
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08		0.01		143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12		(0.64)		185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)		97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
07/31/11@	11.23	(0.03)	0.25	0.22	—	—	—	11.45	1.96	108,572	1.11	†	(0.48	)†	39

Aggressive Growth Portfolio — Class 1
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81		0.56		298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80		0.31		143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)		943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
07/31/11@	10.06	(0.01)	0.07	0.06	—	—	—	10.12	0.60	48,018	0.67	(2)†	(0.23	)(2)†	112

Aggressive Growth Portfolio — Class 2
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96		0.41		298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95		0.16		143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)		943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
07/31/11@	10.01	(0.02)	0.06	0.04	—	—	—	10.05	0.40	3,985	0.82	(2)†	(0.38	)(2)†	112

Aggressive Growth Portfolio — Class 3
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06		0.35		298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05		0.03		143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)		943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
07/31/11@	9.94	(0.02)	0.07	0.05	—	—	—	9.99	0.50	19,520	0.90	(2)†	(0.47	)(2)†	112

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Mid-Cap Growth Class 1	0.02%	0.01%	0.01%	0.01%	0.00%	0.01%
Mid-Cap Growth Class 2	0.02	0.01	0.01	0.01	0.00	0.01
Mid-Cap Growth Class 3	0.02	0.01	0.01	0.01	0.00	0.01
Aggressive Growth Class 1	0.03	0.05	0.14	0.02	0.04	0.01
Aggressive Growth Class 2	0.03	0.05	0.14	0.02	0.04	0.01
Aggressive Growth Class 3	0.03	0.05	0.14	0.02	0.04	0.01

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	7/11(1)†@	7/11(1)†@

Aggressive Growth Class 1	0.89%	(0.45)%
Aggressive Growth Class 2	1.04	(0.60)
Aggressive Growth Class 3	1.14	(0.71)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/07	$6.04	$(0.03)	$0.34	$0.31	$—	$—	$—	$6.35	5.13%	$23,116	1.00	%(1)	(0.56	)%(1)	310%
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93	21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)	11,160	0.93	(2)	(0.61	)(2)	234
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(2)	(0.61	)(2)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(2)	(0.49	)(2)	132
07/31/11@	7.27	(0.02)	0.30	0.28	—	—	—	7.55	3.85	16,673	0.85	(2)†	(0.58	)(2)†	50

Growth Opportunities Portfolio — Class 2
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18	9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67	8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(2)	(0.76	)(2)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(2)	(0.76	)(2)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(2)	(0.64	)(2)	132
07/31/11@	7.17	(0.03)	0.30	0.27	—	—	—	7.44	3.77	5,720	1.00	(2)†	(0.72	)(2)†	50

Growth Opportunities Portfolio — Class 3
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03	33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54	45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(2)	(0.86	)(2)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(2)	(0.85	)(2)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(2)	(0.74	)(2)	132
07/31/11@	7.11	(0.03)	0.29	0.26	—	—	—	7.37	3.66	166,559	1.10	(2)†	(0.83	)(2)†	50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/07	1/07

Growth Opportunities Class 1	0.94%	(0.50)%
Growth Opportunities Class 2	1.10	(0.65)
Growth Opportunities Class 3	1.21	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	7/11†@

Growth Opportunities Class 1	0.01%	0.05%	0.05%	0.03%
Growth Opportunities Class 2	0.01	0.05	0.05	0.03
Growth Opportunities Class 3	0.02	0.05	0.05	0.03

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(1)		net assets(1)		turnover

Marsico Focused Growth Portfolio — Class 1
01/31/07	$12.67	$0.02	$1.17	$1.19	$—	$(0.77)	$(0.77)	$13.09	10.05%	$69,495	0.93%		0.17%		59%
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95		0.35		77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97		0.55		77
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98		0.49		85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98		0.36		87
07/31/11@	9.27	0.01	0.31	0.32	—	—	—	9.59	3.45	19,541	0.96	†	0.17	†	55

Marsico Focused Growth Portfolio — Class 2
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08		0.02		59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10		0.20		77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40		77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13		0.34		85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13		0.22		87
07/31/11@	9.18	0.00	0.31	0.31	—	—	—	9.49	3.38	17,023	1.11	†	0.02	†	55

Marsico Focused Growth Portfolio — Class 3
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18		(0.06)		59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20		0.12		77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31		77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23		0.22		85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23		0.12		87
07/31/11@	9.12	(0.00)	0.30	0.30	—	—	—	9.42	3.29	78,729	1.21	†	(0.09	)†	55

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Marsico Focused Growth Class 1	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.02	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.02	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/07	$2.80	$(0.02)	$(0.09)	$(0.11)	$—	$—	$—	$2.69	(3.93)%	$18,434	1.19	%(2)	(0.64	)%(2)	172%
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16	(1)	(0.65	)(1)	233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(1)(2)	(0.63	)(1)(2)	202
07/31/11@	2.95	(0.01)	(0.08)	(0.09)	—	—	—	2.86	(3.05)	11,714	1.12	(1)(2)†	(0.40	)(1)(2)†	43

Technology Portfolio Class 2
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31	(1)	(0.80	)(1)	233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(1)(2)	(0.78	)(1)(2)	202
07/31/11@	2.91	(0.01)	(0.08)	(0.09)	—	—	—	2.82	(3.09)	3,859	1.27	(1)(2)†	(0.56	)(1)(2)†	43

Technology Portfolio Class 3
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41	(1)	(0.90	)(1)	233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(1)(2)	(0.88	)(1)(2)	202
07/31/11@	2.89	(0.01)	(0.09)	(0.10)	—	—	—	2.79	(3.46)	23,704	1.37	(1)(2)†	(0.66	)(1)(2)†	43

Small & Mid Cap Value Portfolio Class 2
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15	(2)	0.63	(2)	46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16	(2)	0.34	(2)	62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14	(2)	0.22	(2)	59
07/31/11@	17.56	0.03	(0.32)	(0.29)	—	—	—	17.27	(1.65)	24,060	1.13	(2)†	0.30	(2)†	37

Small & Mid Cap Value Portfolio Class 3
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25	(2)	0.55	(2)	46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26	(2)	0.23	(2)	62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24	(2)	0.13	(2)	59
07/31/11@	17.52	0.02	(0.33)	(0.31)	—	—	—	17.21	(1.77)	515,974	1.23	(2)†	0.20	(2)†	37

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized.
@	Unaudited.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

						Net Investment
	Expenses					Income (Loss)
	1/08(2)	1/09(2)	1/10	1/11(2)	7/11(2)†@	1/08(2)	1/09(2)	1/10	1/11(2)	7/11(2)†@

Technology Class 1	1.25%	1.32%	1.26%	1.26%	1.22%	0.07%	(0.69)%	(0.75)%	(0.73)%	(0.50)%
Technology Class 2	1.40	1.46	1.41	1.41	1.37	(0.12)	(0.83)	(0.90)	(0.88)	(0.66)
Technology Class 3	1.51	1.57	1.51	1.51	1.47	(0.18)	(0.94)	(1.00)	(0.98)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

Technology Class 1	0.03%	0.01%	0.09%	—%	0.02%	0.03%
Technology Class 2	0.03	0.01	0.09	—	0.02	0.03
Technology Class 3	0.02	0.01	0.09	—	0.02	0.03
Small & Mid-Cap Value Class 2	0.02	0.01	0.02	0.02	0.02	0.01
Small & Mid-Cap Value Class 3	0.02	0.01	0.02	0.02	0.02	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/07	$14.33	$0.33	$2.73	$3.06	$(0.21)	$(0.20)	$(0.41)	$16.98	21.57%	$316,711	1.03	%(1)	2.16	%(1)	97%
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(3)	2.15	(1)(3)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(3)	1.82	(1)(3)	63
07/31/11@	9.36	0.14	(0.07)	0.07	—	—	—	9.43	0.75	90,925	0.98	(1)(3)†	2.88	(1)(3)†	30

International Growth and Income Portfolio — Class 2
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(3)	2.00	(1)(3)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(3)	1.67	(1)(3)	63
07/31/11@	9.38	0.13	(0.06)	0.07	—	—	—	9.45	0.75	12,173	1.13	(1)(3)†	2.74	(1)(3)†	30

International Growth and Income Portfolio — Class 3
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(3)	1.88	(1)(3)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(3)	1.52	(1)(3)	63
07/31/11@	9.35	0.13	(0.07)	0.06	—	—	—	9.41	0.64	253,196	1.23	(1)(3)†	2.63	(1)(3)†	30

Global Equities Portfolio — Class 1
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
07/31/11@	14.35	0.11	0.05	0.16	—	—	—	14.51	1.11	74,761	1.04	(1)†	1.53	(1)†	54

Global Equities Portfolio — Class 2
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
07/31/11@	14.29	0.10	0.06	0.16	—	—	—	14.45	1.12	7,932	1.19	(1)†	1.38	(1)†	54

Global Equities Portfolio — Class 3
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
07/31/11@	14.26	0.09	0.05	0.14	—	—	—	14.40	0.98	32,580	1.29	(1)†	1.27	(1)†	54

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11†@

International Growth and Income Class 1	0.01%	0.00%	0.01%	0.01%	0.01%	0.00%
International Growth and Income Class 2	0.01	0.00	0.01	0.01	0.01	0.00
International Growth and Income Class 3	0.01	0.00	0.01	0.01	0.01	0.00
Global Equities Class 1	—	—	—	—	—	0.00
Global Equities Class 2	—	—	—	—	—	0.00
Global Equities Class 3	—	—	—	—	—	0.00

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

					Net Investment
	Expenses				Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	7/11(1)†@	1/09(1)	1/10(1)	1/11(1)	7/11(1)†@

International Growth and Income Class 1	1.04%	1.05%	1.04%	1.03%	2.91%	2.10%	1.77%	2.83%
International Growth and Income Class 2	1.19	1.20	1.19	1.18	2.76	1.95	1.62	2.69
International Growth and Income Class 3	1.28	1.30	1.29	1.28	2.44	1.83	1.47	2.58

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/07	$9.37	$0.19	$1.41	$1.60	$(0.04)	$—	$(0.04)	$10.93	17.15%	$188,241	0.94%		1.87%		13%
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
07/31/11@	9.22	0.12	0.04	0.16	—	—	—	9.38	1.74	72,695	0.99	†	2.61	†	14

International Diversified Equities Portfolio Class 2
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
07/31/11@	9.17	0.12	0.03	0.15	—	—	—	9.32	1.64	27,216	1.14	†	2.49	†	14

International Diversified Equities Portfolio Class 3
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
07/31/11@	9.16	0.11	0.03	0.14	—	—	—	9.30	1.53	214,435	1.24	†	2.41	†	14

Emerging Markets Portfolio Class 1
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32	(1)	0.61	(1)	173
07/31/11@	9.29	0.04	(0.15)	(0.11)	—	—	—	9.18	(1.18)	94,470	1.35	(1)†	0.84	(1)†	54

Emerging Markets Portfolio Class 2
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47	(1)	0.47	(1)	173
07/31/11@	9.21	0.03	(0.14)	(0.11)	—	—	—	9.10	(1.19)	11,121	1.50	(1)†	0.69	(1)†	54

Emerging Markets Portfolio Class 3
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57	(1)	0.35	(1)	173
07/31/11@	9.17	0.03	(0.15)	(0.12)	—	—	—	9.05	(1.31)	184,574	1.60	(1)†	0.61	(1)†	54

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	1/10	1/11	7/11@†

Emerging Markets Class 1	0.06%	0.02%	0.05%	0.07%	0.06%	0.03%
Emerging Markets Class 2	0.06	0.02	0.05	0.07	0.06	0.03
Emerging Markets Class 3	0.05	0.02	0.05	0.07	0.06	0.03

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/07	$16.94	$0.37	$3.41	$3.78	$(0.19)	$(0.25)	$(0.44)	$20.28	22.56%	$78,103	1.07	%(1)	2.06	%(1)	13%
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(1)	2.29	(1)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
07/31/11@	14.44	0.24	(0.17)	0.07	—	—	—	14.51	0.48	31,916	1.06	†	3.28	†	5

Foreign Value Portfolio Class 3
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(1)	1.87	(1)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(1)	2.13	(1)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
07/31/11@	14.43	0.23	(0.17)	0.06	—	—	—	14.49	0.42	555,276	1.16	†	3.19	†	5

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

†	Annualized.

@	Unaudited.

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/07	1/08	1/09	01/10	1/11

Foreign Value Class 2	0.00%	0.00%	0.00%	—	0.00%
Foreign Value Class 3	0.00	0.00	0.00	—	0.00

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 6, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 6, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: October 6, 2011